Registration Nos. 333-21975
                                                                       811-08057
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
                        POST-EFFECTIVE AMENDMENT No. 12                    |X|

                                       and


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|
                         POST-EFFECTIVE AMENDMENT No. 12                   |X|
                        (Check appropriate box or boxes)

                              --------------------

                         THE GUARDIAN SEPARATE ACCOUNT E
               (Exact Name of Registrant as Specified in Charter)

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                    (Address of Principal Executive Offices)
                  Depositor's Telephone Number: (212) 598-8359

               RICHARD T. POTTER, JR., Vice President and Counsel
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)

                                    Copy to:
                              STEPHEN E. ROTH, ESQ.
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                              --------------------

                                  ------------

      It is proposed that this filing will be effective (check appropriate box):
           |_|   immediately upon filing pursuant to paragraph (b) of Rule 485

           |X|   on May 1, 2003 pursuant to paragraph (b) of Rule 485

           |_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(1) of Rule 485
           |_|   75 days after filing pursuant to paragraph (a)(2) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(2) of Rule 485.


      If appropriate, check the following box:
           |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------


The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 31, 2003.


                                  ------------

================================================================================

                         THE GUARDIAN SEPARATE ACCOUNT E

                        Cross Reference Sheet to Items In
                       Registration Statement on Form N-4

Form N-4 Item No.                                                                       Location
Part A
Item  1.    Cover Page.............................................................     Cover
Item  2.    Definitions............................................................     Special Terms Used in this
                                                                                          Prospectus
Item  3.    Synopsis...............................................................     Summary: What is a Variable Annuity
                                                                                          Contract?; Contract Costs and Expenses
Item  4.    Condensed Financial Information........................................     Performance Results; Appendix A
Item  5.    General Description of Registrant, Depositor and Portfolio
              Companies ...........................................................     The Guardian Insurance & Annuity
                                                                                          Company, Inc.; Variable Investment
                                                                                          Options; Fixed-Rate Option; Voting Rights
Item  6.    Deductions.............................................................     Expenses; Contract Costs and Expenses;
                                                                                          Distribution of the Contracts
Item  7.    General Description of Variable Annuity Contracts......................     Summary: What is a Variable Annuity
                                                                                          Contract?
Item  8.    Annuity Period.........................................................     The Annuity Period
Item  9.    Death Benefit..........................................................     Death Benefits; Enhanced Death Benefits
Item 10.    Purchases and Contract Value...........................................     Buying a Contract; The Acccumulation
                                                                                          Period
Item 11.    Redemptions............................................................     Surrenders and Partial Withdrawals
Item 12.    Taxes..................................................................     Federal Tax Matters
Item 13.    Legal Proceedings......................................................     Legal Proceedings
Item 14.    Table of Contents of the Statement of Additional Information...........     Where to Get More Information

Part B
Item 15.    Cover Page.............................................................     Cover Page
Item 16.    Table of Contents......................................................     Table of Contents
Item 17.    General Information and History........................................     Not Applicable
Item 18.    Services...............................................................     Services to the Separate Account
Item 19.    Purchase of Securities Being Offered...................................     Valuation of Assets of the Separate
                                                                                          Account; Transferability Restrictions
Item 20.    Underwriters...........................................................     Services to the Separate Account
Item 21.    Calculation of Performance Data........................................     Performance Data
Item 22.    Annuity Payments.......................................................     Annuity Payments
Item 23.    Financial Statements...................................................     Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

VARIABLE ANNUITY PROSPECTUS


May 1, 2003


THE GUARDIAN INVESTOR
RETIREMENT ASSET MANAGER

THIS PROSPECTUS describes an individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

--------------------------------------------------------------------------------

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account E (the Separate Account). The contract is designed to provide tax deferred annuity benefits under retirement programs. It will also pay a death benefit if the annuitant dies before annuity payments begin.

The minimum initial premium payment is $500. Your premiums may be invested in up to 20 variable investment options or 19 variable investment options and the fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The variable investment options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds accompany this prospectus.

o  The Guardian Variable Contract Funds, Inc.
   - The Guardian Stock Fund
   - The Guardian VC 500 Index Fund
   - The Guardian VC Asset Allocation Fund
   - The Guardian VC High Yield Bond Fund

   - The Guardian UBS VC Large Cap Value Fund
   - The Guardian UBS VC Small Cap Value Fund

o  The Guardian Bond Fund, Inc.
o  The Guardian Cash Fund, Inc.
o  GIAC Funds, Inc.
   - Baillie Gifford International Fund
   - Baillie Gifford Emerging Markets Fund
   - The Guardian Small Cap Stock Fund
o  AIM Variable Insurance Funds
   - AIM V.I. Capital Appreciation Fund (Series I)
   - AIM V.I. Global Utilities Fund (Series I)
   - AIM V.I. Government Securities Fund (Series I)
   - AIM V.I. Premier Equity Fund (Series I)

o  AllianceBernstein
   - AllianceBernstein Value Portfolio (Class B)
   - AllianceBernstein Growth & Income Portfolio
     (Class B)
   - AllianceBernstein Premier Growth Portfolio
     (Class B)
   - AllianceBernstein Technology Portfolio (Class B)

o  Davis Variable Account Fund, Inc.
   - Davis Financial Portfolio
   - Davis Real Estate Portfolio
   - Davis Value Portfolio
o  Fidelity Variable Insurance Products Funds
     (Service Class)
   - Fidelity VIP Contrafund(R) Portfolio
   - Fidelity VIP Equity-Income Portfolio
   - Fidelity VIP Growth Opportunities Portfolio
   - Fidelity VIP Mid Cap Portfolio
o  Franklin Templeton Variable Insurance Products Trust
   - Templeton Growth Securities Fund (Class 2)
o  Gabelli Capital Series Funds, Inc.
   - Gabelli Capital Asset Fund
o  Janus Aspen Series (Institutional Shares)

   - Janus Aspen Mid Cap Growth Portfolio
     (formerly Janus Aspen Aggressive Growth Portfolio)

   - Janus Aspen Capital Appreciation Portfolio
   - Janus Aspen Growth Portfolio
   - Janus Aspen Worldwide Growth Portfolio
o  MFS(R) Variable Insurance Trust(SM) (Initial Class)
   - MFS Emerging Growth Series
   - MFS Investors Trust Series
   - MFS New Discovery Series
   - MFS Research Series
   - MFS Total Return Series
o  The Prudential Series Fund, Inc.
   - Jennison Portfolio (Class II)
o  Value Line Strategic Asset Management Trust
o  Value Line Centurion Fund
o  Van Kampen Life Investment Trust
   - Van Kampen Life Investment Trust Government Portfolio (Class II Shares)
   - Van Kampen Life Investment Trust Growth and Income Portfolio (Class II Shares)

A Statement of Additional Information about the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on the last page of this prospectus.


The Statement of Additional Information, which is also dated May 1, 2003, is incorporated by reference into this prospectus.


--------------------------------------------------------------------------------

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involves investment risk, including possible loss of the principal amount invested.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

SUMMARY

What is a variable annuity contract? ......................................    1
- How a variable annuity works ............................................    1
- The annuity period ......................................................    1
- Other contract features .................................................    1
- Expenses ................................................................    2
- Deciding to purchase a contract .........................................    2

Expense tables ............................................................    3


The Guardian Insurance & Annuity Company, Inc. ............................    6

Buying a contract .........................................................    7
- The application form ....................................................    7
- Payments ................................................................    7

The accumulation period ...................................................    8
- How we allocate your premium payments ...................................    8
- Automated Purchase Payments .............................................    8
- The Separate Account ....................................................    8
- Variable investment options .............................................    9
- Fixed-rate option .......................................................   15
- Transfers ...............................................................   16
- Surrenders and partial withdrawals ......................................   17
- Managing your annuity ...................................................   18

The annuity period ........................................................   21
- When annuity payments begin .............................................   21
- How your annuity payments are calculated ................................   21
- Variable annuity payout options .........................................   22
- Fixed-rate annuity payout options .......................................   25

Other contract features ...................................................   26
- Death benefits ..........................................................   26
- Enhanced death benefits .................................................   27
- Earnings Benefit Rider ..................................................   29
- Living Benefit Rider (referred to as "Decade") ..........................   31

Financial information .....................................................   34
- How we calculate unit values ............................................   34
- Contract costs and expenses .............................................   35
- Federal tax matters .....................................................   37
- Performance results .....................................................   44

Your rights and responsibilities ..........................................   46
- Telephonic and Electronic Services ......................................   46
- Voting rights ...........................................................   47
- Your right to cancel the contract .......................................   47
- Distribution of the contract ............................................   48

Special terms used in this prospectus .....................................   49

Other information .........................................................   50
- Legal proceedings .......................................................   50
- Where to get more information ...........................................   50

Appendix A - Summary Financial Information ................................   51


--------------------------------------------------------------------------------

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY
WHAT IS A VARIABLE ANNUITY CONTRACT?
--------------------------------------------------------------------------------

A VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract. On an agreed date, you or someone else you have named as the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period. The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That's why this product is called a variable annuity.

--------------------------------------------------------------------------------

HOW A VARIABLE ANNUITY WORKS

During the accumulation period, this contract allows you to allocate your net premium payments and accumulation value to as many as 20 variable investment options, or 19 variable investment options and the fixed-rate option.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the accumulation period, or the total amount of annuity payments made under the contract, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.


GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 42 investment divisions, corresponding to 42 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.


The total value of your contract's investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It's determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division's units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

--------------------------------------------------------------------------------
Payout options

Annuity payout options are available on either a variable or fixed-rate basis.
--------------------------------------------------------------------------------

THE ANNUITY PERIOD

Annuity payments under this contract must begin no later than the annuitant's 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% Federal tax penalty on amounts included in your income. You may select one or a combination of four annuity payout options under the contract:

o     Life annuity without a guaranteed period

o     Life annuity with a 10-year guaranteed period

o     Joint and survivor annuity

o     Variable annuity payments to age 100.

The first three payout options are available on either a variable or fixed-rate basis. The fourth option is only available on a variable payout basis. Please see The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the variable investment options at any time. Transfers to and from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If you, or another person named as the annuitant, should die before annuity payments begin, then we pay a death benefit to the beneficiary. The contract also gives you the option of purchasing riders that may provide a greater death benefit. Please see Other contract features: Death benefits.

Optional riders

The contract also gives you the option to purchase two other riders to provide additional benefits. Decade,(SM) the living benefit rider, provides that your contract value on the tenth anniversary is at least equal to your initial premium payment (adjusted for any partial withdrawals and excluding investment credits), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the annuitant's death if


                                                                    ------------
SUMMARY                                                             PROSPECTUS 1
                                                                    ------------
your contract earnings exceed your adjusted premium payments. Please refer to Other contract features.

Surrenders and partial withdrawals

At any time during the accumulation period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not available once annuity payments begin. Please see The accumulation period: Surrenders and partial withdrawals.

EXPENSES

The following are expenses that you will incur as a contract owner:

o Operating expenses for mutual funds comprising the variable investment options
      Management fees, 12b-1 fees, and other expenses associated with the Funds you may pay while owning the contract range from 0.34% to 1.91%. Actual charges will depend on the variable investment options you select.

o     Mortality and expense risk charges
      1.05% annually of the net asset value of your variable investment options.

o     Administrative expenses
      0.20% annually of the net asset value of your variable investment options.

o     Contract fee
      An annual fee of $35, if the accumulation value in your contract is less than $100,000 on your contract's anniversary date.

The following are expenses that you may incur as a contract owner:

o     Contingent deferred sales charges
      A charge of 1% to 7% against any amount that you withdraw that has been in your contract for less than seven years. The actual amount will depend on the number of years the amount has been invested.

o     Enhanced death benefit expense
      If you choose this benefit, the annual expense is up to 0.25% of the net asset value of your variable investment options, depending on the rider chosen.

o     Living benefit rider expense
      If you choose this rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

o     Annuity taxes
      A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.

o     Earnings benefit rider expense
      If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your variable investment options.

o     Partial withdrawal charge
      During the annuity period, if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

--------------------------------------------------------------------------------
Free-look period

You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period.
--------------------------------------------------------------------------------

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax-qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract's terms will vary depending on where you live.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

For information about the compensation we pay for sales of the contracts, see Distribution of the contract.

Please see Appendix A: Summary financial information for more information about Separate Account E and accumulation unit values.

Please see Special terms used in this prospectus for definitions of key terms.


------------
2 PROSPECTUS                                                            SUMMARY
------------

--------------------------------------------------------------------------------
EXPENSE TABLES
--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

--------------------------------------------------------------------------------
Sales Charge Imposed on Purchases:                                          None
--------------------------------------------------------------------------------
Contingent Deferred Sales Charge                           7% declining annually
                                                                    see Note (1)
--------------------------------------------------------------------------------
Transfer Fee:                                                    Currently, none
                                              (may charge $25 for each transfer)
--------------------------------------------------------------------------------
Partial Withdrawal Charge:                        Lesser of $25 or 2% of partial
                                                withdrawal amount - see Note (2)
--------------------------------------------------------------------------------

Notes:

(1) The contingent deferred sales charge is assessed on premiums withdrawn that have been in your contract for less than seven contract years. The maximum contingent deferred sales charge will be equal to 7% of the lesser of (i) the total of all premium payments made within seven contract years (84 months) prior to the date of request for withdrawal or surrender; or (ii) the amount withdrawn or surrendered. You may withdraw in each contract year, without a deferred sales charge, the greater of: (i) the excess of the accumulation value on the date of withdrawal over the aggregate net premium payments that have not been previously withdrawn, or (ii) 10% of the total premium payments made, minus the aggregate amount of all prior partial withdrawals made in the contract year.

                                                                      Contingent
Number of contract years completed                         deferred sales charge
from date of the premium payment                                   percentage(1)
--------------------------------------------------------------------------------
0                                                                             7%
--------------------------------------------------------------------------------
1                                                                             6%
--------------------------------------------------------------------------------
2                                                                             5%
--------------------------------------------------------------------------------
3                                                                             4%
--------------------------------------------------------------------------------
4                                                                             3%
--------------------------------------------------------------------------------
5                                                                             2%
--------------------------------------------------------------------------------
6                                                                             1%
--------------------------------------------------------------------------------
7+                                                             0% and thereafter
--------------------------------------------------------------------------------

(2) The partial withdrawal charge applies to partial withdrawals during the annuity period in excess of one per quarter.

Expenses
--------------------------------------------------------------------------------
The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds. The accompanying Fund prospectuses provide a more complete description of the various costs and expenses.


                                                                    ------------
EXPENSE TABLE                                                       PROSPECTUS 3
                                                                    ------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

--------------------------------------------------------------------------------
Annual Contract Fee:                                     $35.00*
--------------------------------------------------------------------------------

* The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES
(as a percentage of daily net asset value)
7yrEDB = Seven Year Enhanced Death Benefit                 LB = Living Benefit
CAEDB  = Contract Anniversary Enhanced Death Benefit       EB = Earnings Benefit

                                                                  Contracts               Contracts    Contracts
                                          Contracts                    with   Contracts    with any     with any   Contracts
                                            with no   Contracts    7 yr EDB        with      one of       two of        with
                                              rider        with      and LB    7 yr EDB       CAEDB        CAEDB       CAEDB
                                           benefits    7 yr EDB       or EB   LB and EB    LB or EB    LB and EB   LB and EB
----------------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge               1.05%       1.05%       1.05%       1.05%       1.05%        1.05%       1.05%
----------------------------------------------------------------------------------------------------------------------------
Other Separate Account Fees
Administrative Charge                         0.20%       0.20%       0.20%       0.20%       0.20%        0.20%       0.20%
----------------------------------------------------------------------------------------------------------------------------
Charges for Additional Riders
7 year Enhanced Death
  Benefit (7yrEDB)                            0.00%       0.20%       0.20%       0.20%       0.00%        0.00%       0.00%
Contract Anniversary Enhanced  }
  Death Benefit (CAEDB)        }
Living Benefit (LB)            }
Earnings Benefit (EB)          }              0.00%       0.00%       0.25%       0.50%       0.25%        0.50%       0.75%
----------------------------------------------------------------------------------------------------------------------------
Subtotal Other Separate Account Fees          0.20%       0.40%       0.65%       0.90%       0.45%        0.70%       0.95%
----------------------------------------------------------------------------------------------------------------------------
Total Separate Account
Level Annual Expenses                         1.25%       1.45%       1.70%       1.95%       1.50%        1.75%       2.00%
----------------------------------------------------------------------------------------------------------------------------

The next item shows the minimum and maximum total operating expenses charged by the mutual fund companies that you may pay periodically during the time that you own the contract. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES
(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution [and/or service] (12b-1) fees, and other expenses)

                                                             Minimum     Maximum

  Total Annual Underlying Mutual Fund Operating Expenses
    (before applicable waivers and reimbursements)**          0.34%       1.91%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds.

** "Total Annual Underlying Mutual Fund Operating Expenses" are based, in part, on estimated amounts for the current fiscal year.


------------
4 PROSPECTUS                                                       EXPENSE TABLE
------------

                                Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) maximum and (b) minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 below assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit Riders, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period.

                                  Time Periods
       1 year               3 years             5 years          10 years
--------------------------------------------------------------------------------
     (a) $1,146           (a) $1,843          (a) $2,550        (a) $4,559
     (b) $  981           (b) $1,358          (b) $1,759        (b) $3,067

Chart 2. Chart 2 below assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit Riders, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

                                  Time Periods
       1 year               3 years             5 years          10 years
--------------------------------------------------------------------------------
      (a) $446            (a) $1,343          (a) $2,250        (a) $4,559
      (b) $281            (b) $  858          (b) $1,459        (b) $3,067

Chart 3. Chart 3 below assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

                                  Time Periods
       1 year               3 years             5 years          10 years
--------------------------------------------------------------------------------
     (a) $1,067           (a) $1,614          (a) $2,179        (a) $3,876
     (b) $  902           (b) $1,121          (b) $1,361        (b) $2,265

Chart 4. Chart 4 below assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

                                  Time Periods
       1 year               3 years             5 years          10 years
--------------------------------------------------------------------------------
      (a) $367            (a) $1,114          (a) $1,879        (a) $3,876
      (b) $202            (b) $  621          (b) $1,061        (b) $2,265


                                                                    ------------
EXPENSE TABLE                                                       PROSPECTUS 5
                                                                    ------------

--------------------------------------------------------------------------------

THE GUARDIAN INSURANCE &
ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets (GAAP basis) of over $8.9 billion as of December 31, 2002. Its financial statements appear in the Statement of Additional Information.

GIAC's executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2002, Guardian Life had total assets (GAAP basis) in excess of $34.1 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

--------------------------------------------------------------------------------


------------
6 PROSPECTUS                                                       EXPENSE TABLE
------------

--------------------------------------------------------------------------------
BUYING A CONTRACT
--------------------------------------------------------------------------------

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
P.O. Box 26210 Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
3900 Burgess Place
Bethlehem, Pennsylvania  18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $500. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.


                                                                    ------------
BUYING A CONTRACT                                                   PROSPECTUS 7
                                                                    ------------

--------------------------------------------------------------------------------
THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

Accumulation units
--------------------------------------------------------------------------------
The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use your net premium payments to purchase accumulation units in the variable investment options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 variable investment options, or 19 variable investment options and the fixed-rate option, at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

THE SEPARATE ACCOUNT


GIAC has established a Separate Account, known as Separate Account E, to receive and invest your premium payments in the variable investment options. The Separate Account has 42 investment divisions, corresponding to the 42 Funds available to you. The performance of each division is based on the Fund in which it invests.



------------
8 PROSPECTUS                                                 ACCUMULATION PERIOD
------------

The Separate Account was established by GIAC on September 26, 1996. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC's obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the contract owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC's responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we'll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

o     deregistering the Separate Account under the 1940 Act,

o operating the Separate Account as a management investment company, or in another permissible form,

o     combining two or more Separate Accounts or investment divisions,

o transferring assets between investment divisions, or into another Separate Account, or into GIAC's general account,

o modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code,

o eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and

o adding to or suspending your ability to make allocations or transfers into any variable investment option or the fixed-rate option.


Variable investment options
--------------------------------------------------------------------------------
You may choose to invest in a maximum of 20 of the 42 variable investment options at any time.


VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 20 of the 42 variable investment options at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.


                                                                    ------------
ACCUMULATION PERIOD                                                 PROSPECTUS 9
                                                                    ------------

Variable investment options

Fund                                      Investment objectives                             Typical investments
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                   Long-term growth of capital                       U.S. common stocks
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund            Seeks to match the investment                     Common stocks of companies in the S&P
                                          performance of the Standard & Poor's              Index, which emphasizes large U.S.
                                          500 Composite Stock Price Index                   companies
                                          (the "S&P Index")
------------------------------------------------------------------------------------------------------------------------------------

The Guardian VC Asset Allocation Fund     Long-term total investment return                 Shares of The Guardian VC 500 Index
                                          consistent with moderate investment risk          Fund, The Guardian Stock Fund, The
                                                                                            Guardian Bond Fund and The Guardian
                                                                                            Cash Fund
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund      Current income; capital appreciation is           Corporate bonds and other debt
                                          a secondary objective                             securities rated below investment grade
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Large Cap             Seeks to maximize total return, consisting        Normally, at least 80% of the value of
Value Fund                                of capital appreciation and current income        the Fund's net assets is equity
                                                                                            securities issued by companies with
                                                                                            large market capitalization at the time
                                                                                            of purchase
------------------------------------------------------------------------------------------------------------------------------------
The Guardian UBS VC Small Cap             Seeks to maximize total return, consisting        Normally, at least 80% of the value of
Value Fund                                of capital appreciation and current income        the Fund's net assets is equity
                                                                                            securities issued by companies with
                                                                                            small market capitalization at the time
                                                                                            of purchase
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                    Maximum income without undue risk of principal;   Investment grade debt obligations
                                          capital appreciation as a secondary objective
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                    High level of current income consistent           Money market instruments
                                          with liquidity and preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund        Long-term capital appreciation                    Common stocks and convertible
                                                                                            securities issued by foreign companies
------------------------------------------------------------------------------------------------------------------------------------

Baillie Gifford Emerging Markets Fund     Long-term capital appreciation                    Common stocks and convertible securities
                                                                                            of emerging market companies
------------------------------------------------------------------------------------------------------------------------------------

The Guardian Small Cap Stock Fund         Long-term growth of capital                       U.S. common stocks of companies with
                                                                                            small market capitalization
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund        Growth of capital                                 Common stocks
(Series I)

------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund            High total return                                 Securities of domestic and foreign
(Series I)                                                                                  public utility companies
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities Fund       Achieve a high level of current income            Debt securities issued, guaranteed or
(Series I)                                consistent with reasonable concern for            otherwise backed by the U.S. government
                                          safety of principal
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I.Premier Equity Fund (Series I)    Long-term growth of capital; income as a          Equity securities judged to be under-
                                          secondary objective                               valued by the investment adviser
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income         Reasonable current income and                     Dividend-paying common stocks of good
Portfolio                                 reasonable opportunity for appreciation           quality
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth          Growth of capital by pursuing aggressive          Equity securities of a limited number of
Portfolio                                 investment policies                               large, carefully selected, high-quality
                                                                                            U.S. companies that are judged likely to
                                                                                            achieve superior earnings growth
------------------------------------------------------------------------------------------------------------------------------------



-------------
10 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

Variable investment options

Fund                                      Investment objectives                             Typical investments
------------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein Technology Portfolio    Growth of capital, and only incidentally          Securities of companies that use tech-
                                          for current income                                nology extensively in the development of
                                                                                            new or improved products or processes
------------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein Value Portfolio         Long-term growth of capital                       Diversified portfolio of equity
                                                                                            securities
------------------------------------------------------------------------------------------------------------------------------------

Davis Financial Portfolio                 Long-term growth of capital                       Common stocks of financial companies

------------------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio               Total return through a combination of             Securities issued by companies that are
                                          growth and income                                 "principally engaged" in real estate
------------------------------------------------------------------------------------------------------------------------------------

Davis Value Portfolio                     Long-term growth of capital                       U.S. common stocks of companies with at
                                                                                            least $10 billion market capitalization

------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio         Long-term capital appreciation                    U.S. and foreign common stocks of
                                                                                            companies believed to be undervalued
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio      Reasonable income; also considers                 Income-producing equity securities
                                          potential for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities         Capital growth                                    U.S. and foreign common stocks
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio            Long-term growth of capital                       Common stocks with medium market
                                                                                            capitalization, both U.S. and foreign
------------------------------------------------------------------------------------------------------------------------------------

Gabelli Capital Asset Fund                Growth of capital; current income as              U.S. common stocks and convertible
                                          a secondary objective                             securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio      Long-term growth of capital                       Equity securities of medium-sized
(formerly Janus Aspen Aggressive                                                            companies; non-diversified
Growth Portfolio)

------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation          Long-term growth of capital                       Equity securities of companies of any
Portfolio                                                                                   size; non-diversified
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio              Long-term growth of capital in a manner           Common stocks of issuers of any size
                                          consistent with preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth              Long-term growth of capital in a manner           Common stocks of foreign and U.S.
Portfolio                                 consistent with preservation of capital           issuers; usually invests in at least
                                                                                            five countries, including the U.S.
------------------------------------------------------------------------------------------------------------------------------------

Jennison Portfolio (Class II Shares)      Long-term growth of capital                       Equity securities of major, established
                                                                                            corporations believed to have above
                                                                                            average growth prospects.

------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series                Long-term growth of capital                       Common stocks of emerging growth
                                                                                            companies of any size
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                Long-term growth of capital with a                Equity securities issued by U.S. and
                                          secondary objective to seek reasonable            foreign companies
                                          current income
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                  To seek capital appreciation                      Equity securities of companies that
                                                                                            offer superior prospects for growth,
                                                                                            both U.S. and foreign
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Series                       Long-term growth of capital and future            Equity securities of companies believed
                                          income                                            to possess better than average prospects
                                                                                            for long-term growth
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                   Above average income consistent with              Broad list of securities, including a
                                          prudent employment of capital; as a               combination of equity and fixed-income,
                                          secondary objective, to provide reasonable        both U.S. and foreign
                                          opportunity for growth of capital and income
------------------------------------------------------------------------------------------------------------------------------------


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 11
                                                                   -------------

Variable investment options

Fund                                      Investment objectives                             Typical investments
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund          Long-term capital growth                          At least 65% of its total assets in the
                                                                                            equity securities of companies that are
                                                                                            located anywhere in the world, including
                                                                                            those in the U.S. and emerging markets.
------------------------------------------------------------------------------------------------------------------------------------

Value Line Centurion Fund                 Long-term growth of capital                       U.S. common stocks with selections based
                                                                                            on rankings of the Value Line Ranking
                                                                                            System

------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset                High total investment return                      U.S. common stocks with selections based
Management Trust                                                                            on rankings of the Value Line Ranking
                                                                                            System, bonds and money market
                                                                                            instruments
------------------------------------------------------------------------------------------------------------------------------------

Van Kampen Life Investment Trust          Long-term growth of capital and                   Income-producing equity securities,
Growth and Income Portfolio               income                                            including common stocks and convertible
(Class II shares)                                                                           securities, although investments are
                                                                                            also made in non-convertible preferred
                                                                                            stocks and debt securities.
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust          Seeks to provide investors with high              Debt securities issued by or guaranteed
Government Portfolio                      current return consistent with                    by the U.S. government, its agencies or
(Class II shares)                         preservation of capital                           its instrumentalities.
------------------------------------------------------------------------------------------------------------------------------------


Some of these Funds may not be available in your state.

Some Funds have similar investment objectives and policies to other funds managed by the same adviser. The Funds may also have the same or similar names to mutual funds available directly to the public on a retail basis. The Funds are not the same funds as the publicly available funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.


-------------
12 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

Some investment advisers (or their affiliates) may pay us compensation for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., MFS Investment Management, A I M Advisors, Inc., Janus Capital Management LLC, Fidelity Management & Research Company, Davis Selected Advisers, LP, Gabelli Funds, LLC, Prudential Investments Fund Management LLC, Alliance Capital Management LLC, Van Kampen Asset Management Inc., and Templeton Global Advisers Limited. We may also receive 12b-1 fees from a Fund. The amount of compensation is usually based on assets of the relevant variable investment options from contracts that we issue. Some advisers and Funds may pay us more than others.


The Funds' investment advisers and their principal business addresses are shown in the table below.

Before investing
--------------------------------------------------------------------------------
Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.


Investment advisers


                                             Investment adviser
Fund                                         and principal business address
--------------------------------------------------------------------------------------------
The Guardian Stock Fund                      Guardian Investor Services LLC
The Guardian Small Cap Stock Fund            7 Hanover Square
The Guardian Bond Fund                       New York, New York  10004
The Guardian Cash Fund
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
--------------------------------------------------------------------------------------------

The Guardian UBS VC Large Cap
  Value Fund                                 Guardian Investor Services LLC (Adviser)
The Guardian UBS VC Small Cap Value          7 Hanover Square
  Fund                                       New York, New York 10004
                                             UBS Global Asset Management
                                             (Americas) Inc. (Sub-adviser)
                                             One North Wacker Drive
                                             Chicago, Illinois 60606

--------------------------------------------------------------------------------------------
Baillie Gifford International Fund           Guardian Baillie Gifford Limited (Adviser)
Baillie Gifford Emerging                     Baillie Gifford Overseas Limited (Sub-adviser)
  Markets Fund                               1 Rutland Court
                                             Edinburgh, Scotland EH3 8EY
--------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund           A I M Advisors, Inc.
AIM V.I. Global Utilities Fund               11 Greenway Plaza -- Suite 100
AIM V.I. Government Securities Fund          Houston, Texas  77046-1173
AIM V.I. Premier Equity Fund

--------------------------------------------------------------------------------------------

AllianceBernstein Value Portfolio            Alliance Capital Management LP
AllianceBernstein Growth &                   1345 AvenueBernstein of the Americas
Income Portfolio                             New York, New York 10105
AllianceBernstein Premier Growth
Portfolio
AllianceBernstein Technology Portfolio

--------------------------------------------------------------------------------------------
Davis Financial Portfolio                    Davis Selected Advisers, LP
Davis Real Estate Portfolio                  2949 East Elvira Road
Davis Value Portfolio                        Suite 101
                                             Tucson, Arizona 85706
--------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio            Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio         500 Salem Street
Fidelity VIP Growth Opportunities            Mail Zone 053N
  Portfolio                                  Smithfield, Rhode Island 02917
Fidelity VIP Mid Cap Portfolio
--------------------------------------------------------------------------------------------

Gabelli Capital Asset Fund                   Gabelli Funds, LLC
                                             One Corporate Center
                                             Rye, New York  10580-1422
--------------------------------------------------------------------------------------------



                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 13
                                                                   -------------

Investment advisers

                                             Investment adviser
Fund                                         and principal business address
--------------------------------------------------------------------------------------------

Janus Aspen Mid Cap Growth Portfolio         Janus Capital Management LLC
Janus Aspen Capital Appreciation Portfolio   100 Fillmore Street
Janus Aspen Growth Portfolio                 Denver, Colorado  80206-4928
Janus Aspen Worldwide Growth Portfolio

--------------------------------------------------------------------------------------------
Jennison Portfolio                           Prudential Investments
                                             100 Mulberry Street
                                             Gateway Center 3
                                             Newark, New Jersey 07102
--------------------------------------------------------------------------------------------
MFS Investors Trust Series                   MFS Investment Management(R)
MFS Emerging Growth Series                   500 Boylston Street
MFS New Discovery Series                     Boston, Massachusetts 02116
MFS Research Series
MFS Total Return Series
--------------------------------------------------------------------------------------------
Templeton Growth Securities Fund             Templeton Global Advisers Limited
                                             Lyford Cay
                                             Nassau, Bahamas
--------------------------------------------------------------------------------------------

Value Line Centurion Fund                    Value Line, Inc.
Value Line Strategic Asset                   220 East 42nd Street
  Management Trust                           New York, New York  10017
--------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust             Van Kampen Asset Management Inc.
  Growth and Income Portfolio                1 Parkview Plaza
Van Kampen Life Investment Trust             Oakbrook Terrace, Illinois 60181
  Government Portfolio
--------------------------------------------------------------------------------------------



-------------
14 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

Fixed-rate option
--------------------------------------------------------------------------------
In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%.

--------------------------------------------------------------------------------

When you buy a contract, please note:

o     You can choose up to 20 investment options at any one time.

o If you select the fixed-rate option, you are limited to an additional 19 variable options.

o There are no initial sales charges on the premium payments that you allocate to the variable investment options.

o All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

o When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

o You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee, to limit the number of transactions or otherwise restrict transaction privileges.

o     You can change beneficiaries as long as the annuitant is living.

--------------------------------------------------------------------------------

FIXED-RATE OPTION


The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses. The fixed-rate option may not be available for allocation in all states in which the contracts are available. We reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for payments under new or existing contracts.


In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%. You can allocate all of your net premium payments to this option, or you may choose it as one of your investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC's general assets.


At certain times we may choose to pay interest at a rate higher than 3%, but we aren't obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don't use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn't been limited by our Board of Directors.


Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

o The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

o This interest rate will continue until the next contract anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

o At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

o The renewal rate will be guaranteed until the next contract anniversary date.


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 15
                                                                   -------------

If your state's insurance department permits, your contract may have what's known as a bailout rate. If the renewal rate set on any contract anniversary date is less than the bailout rate, you can withdraw all or part of the money you have invested for at least one year in the fixed-rate option from the contract without incurring a deferred sales charge. We must receive your written request in good order for such a withdrawal at our customer service office within 60 days after the contract anniversary.


Transfers
--------------------------------------------------------------------------------
You can transfer money among variable investment options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin.

TRANSFERS

You can transfer money among variable investment options or change your future percentage allocations to options both before and after the date annuity payments begin. You can also transfer to and from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the contract options. These transfers are subject to the following rules:

o We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the contract anniversary date. There is an exception for the dollar cost averaging feature: amounts that have been in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

      - 33 1/3% of the amount in the fixed-rate option on the applicable contract anniversary date, or

      -     $10,000, or

      - the total dollar amount transferred from the fixed-rate option in the previous contract year multiplied by 1.15.

o Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If your request reaches our customer service office before 3:30 p.m. Eastern time on a business day, we will normally implement it that same day.

Currently, we do not limit the number of transfers you may make. However, the contract is not designed for market timing activity such as frequent transfers or rebalancing activity. We may limit your right to make transfers or allocation changes if we determine that your transfers would have an adverse effect on other contract owners. We will apply restrictions that we reasonably believe will prevent any disadvantage to


-------------
16 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

--------------------------------------------------------------------------------

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone or electronic transactions. We may record telephone conversations without disclosure to the caller. See Telephonic and Electronic Services.

--------------------------------------------------------------------------------

other contract owners. Restrictions may be imposed without prior notice and may include without limitation:

o     limiting the frequency of transfers to not more than once every 30 days;

o     imposing a fee of up to $25 per transfer;

o requiring you to make your transfer requests through the U.S. Postal Service or otherwise restricting electronic or telephonic transaction privileges;

o refusing to act on instructions of an agent acting under a power of attorney on your behalf;

o refusing or otherwise restricting any transaction request we believe alone or with a group of transaction requests may have a detrimental effect on the Separate Account or the underlying Funds, or we are informed by any of the Funds that the purchase or redemption of shares would have a detrimental effect on the applicable Funds.

After the date annuity payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. No fixed-rate option transfers are permitted.

Surrenders and partial withdrawals
--------------------------------------------------------------------------------
Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it's called a partial withdrawal. During the annuity period, unless you selected variable annuity payout Option V-4, Variable Annuity Payments to age 100, we will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. See Variable Annuity Payout Options.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. If you have less than $500 left in your contract after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges, deferred sales charges and annuity taxes. Please see Financial information: Federal tax matters.


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 17
                                                                   -------------

--------------------------------------------------------------------------------

Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

--------------------------------------------------------------------------------

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. You are allowed to make an annual withdrawal from the contract without paying a deferred sales charge in the following circumstances:

o If, on the date of withdrawal, the accumulation value is greater than the total of the net premium payments that you have made (and not withdrawn), you may withdraw the excess, or if greater,

o You may withdraw 10% of the total premium payments you have made, minus the total of all the withdrawals you already made during that contract year.

You may request a schedule of systematic partial withdrawals of a certain dollar amount. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes.

Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial Information: Federal tax matters.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

o all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

o     all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see the margin note Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

--------------------------------------------------------------------------------

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner's interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant's employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

--------------------------------------------------------------------------------
MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.


-------------
18 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

There is no fee for dollar cost averaging or portfolio rebalancing, but we have the right to introduce one. We also have the right to modify or discontinue either program. We'll give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract.

You may terminate either program at anytime. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option. See Transfers for limitions on such transfers.

Programs to build your annuity
--------------------------------------------------------------------------------
You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

Dollar Cost Averaging Programs

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either The Guardian Cash Fund investment division or the fixed-rate option, but not from both. The money can go into one or more of the other variable investment options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required Guardian Cash Fund or fixed-rate option).

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until annuity payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in good order at least three business days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from The Guardian Cash Fund investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 36 months. Your total accumulation value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.

--------------------------------------------------------------------------------

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.

If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise.

You may receive additional copies by calling or writing our Customer Service Office.

--------------------------------------------------------------------------------
Additionally, we may offer programs that provide special rates of interest when you elect dollar cost averaging for specific periods for the amount contributed to the fixed-rate option at the time your contract is issued. However, because your balance will be decreasing as money is transferred out of the fixed-rate option, the actual interest rate paid through these programs will be less than the stated rate of interest. Currently, we are offering special six transfer and twelve transfer programs if you allocate $5,000 or more to the fixed-rate option at the time your contract is issued. Any


                                                                   -------------
ACCUMULATION PERIOD                                                PROSPECTUS 19
                                                                   -------------
later allocations to the fixed-rate option will not receive the special interest rate and will receive our standard rate available. These programs are not offered in certain states. The first transfer occurs on the issue date of the contract. The remaining transfers occur on each monthly contract anniversary until the programs conclusion. The last transfer consists only of the accumulated interest. If you terminate a special interest rate program, the money remaining in the fixed-rate option will revert to earning the standard interest rate.

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your variable investment options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an accumulation value of at least $10,000.

Payments

For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

o the New York Stock Exchange is closed for trading or trading has been suspended, or

o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable.


-------------
20 PROSPECTUS                                                ACCUMULATION PERIOD
-------------

--------------------------------------------------------------------------------
THE ANNUITY PERIOD
--------------------------------------------------------------------------------

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can't be later than the annuitant's 90th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

Your annuity payments will be fixed, variable or a combination of both, depending on whether you have chosen a fixed-rate or a variable rate payment option. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

o the table in your contract reflecting the gender and nearest age of the annuitant,

o     the annuity payout option you choose, and

o the investment returns of the variable investment options you choose, if you choose a variable payment option.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a partial withdrawal from Option V-4, or switch from Option V-4 to Option V-1. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won't be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

o     Proceeds of less than $2,000 will be delivered in a single payment.

o We may change the schedule of installment payments to avoid payments of less than $20.


                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 21
                                                                   -------------

The assumed investment return is a critical assumption for calculating variable annuity payments. For Options V-1, V-2 and V-3, the first variable payment will be based on the assumed investment return of 4%. For Option V-4, you may choose an assumed investment return of 0%, 3 1/2%, or 5%, if allowed by applicable law or regulation, before we start making payments to you. If no choice is made under Option V-4, 3 1/2% will be used as the assumed investment return.


The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in annuity payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future annuity payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

o If the actual net annual return on investment equals the assumed investment return, the amount of your variable annuity payments will not change.

o If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable annuity payments will increase.

o If the actual net annual return on investment is less than the assumed investment return, the amount of your variable annuity payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

Variable annuity payout options
--------------------------------------------------------------------------------
o     OPTION V-1
      Life Annuity without Guaranteed Period

o     OPTION V-2
      Life Annuity with 10-Year Guaranteed Period

o     OPTION V-3
      Joint and Survivor Annuity

o     OPTION V-4
      Variable Annuity Payments To Age 100

VARIABLE ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.

All variable annuity payout options are designated with the letter "V." After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the variable investment options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we've described below. If you do not make a choice, we will automatically select Option V-2. You may change options if you wish, provided you do so before we begin processing your first annuity payment.


-------------
22 PROSPECTUS                                                     ANNUITY PERIOD
-------------

OPTION V-1 - Life Annuity without Guaranteed Period

We make payments during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION V-2 - Life Annuity with 10-Year Guaranteed Period

We make payments during the annuitant's lifetime, but if the annuitant dies before 10 years' worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

OPTION V-3 - Joint and Survivor Annuity

We make payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of each payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.

OPTION V-4 - Variable Annuity Payments to Age 100

We make a payment once a month for a whole number of years. The number of years will equal 100 minus the annuitant's age when annuity payments begin. If the annuitant dies before age 100, we will pay the balance of the payments to the beneficiary for the remainder of that period, unless the beneficiary elects to be paid the present value of the remaining annuity payments in a lump sum. If the beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary's estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease. The following conditions apply to partial withdrawals.

o     The payee may not withdraw less than $500.

o One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.


                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 23
                                                                   -------------

o After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will contact you within five business days for instructions. If we cannot reach you, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

In a recent ruling, the Internal Revenue Service (IRS) concluded that a partial withdrawal on or after the annuity commencement date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at the time (i.e., on an income first basis).In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity commencement date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS's most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Surrender or partial withdrawal during the annuity period will not trigger a new deferred sales charge; however, if we waived the deferred sales charge when the contract proceeds were applied to the payout option, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of
(b) divided by (c) multiplied by (d) where:

a)    is the deferred sales charge that was waived:

b) is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c) is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d) is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved.


-------------
24 PROSPECTUS                                                     ANNUITY PERIOD
-------------

Fixed-rate annuity payout options
--------------------------------------------------------------------------------
o     OPTION F-1
      Life Annuity without
      Guaranteed Period

o     OPTION F-2
      Life Annuity with 10-Year
      Guaranteed Period

o     OPTION F-3
      Joint and Survivor Annuity

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed Annuity Payout Options are designated by the letter "F."

OPTION F-1 - Life Annuity without Guaranteed Period

We make fixed payments during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. It is possible we may only make one payment under this option, if the annuitant dies before the date of the second payment.

OPTION F-2 - Life Annuity with 10-Year Guaranteed Period

We make fixed payments during the annuitant's lifetime, but if the annuitant dies before 10 years' worth of payments (120) are made, the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

OPTION F-3 - Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the annuitant and joint annuitant die before the date of the second payment.


                                                                   -------------
ANNUITY PERIOD                                                     PROSPECTUS 25
                                                                   -------------

--------------------------------------------------------------------------------
OTHER CONTRACT FEATURES
--------------------------------------------------------------------------------

Death benefits
--------------------------------------------------------------------------------
If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit.

DEATH BENEFITS

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider and/or an earnings benefit rider which may provide higher death benefits.

The regular death benefit is the greater of:

o the accumulation value of the contract at the end of the valuation period during which we receive proof of death, minus any annuity taxes; or

o the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes.

For annuitants aged 75 or older on the contract's issue date, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death, minus any annuity taxes.

We normally pay the death benefit within seven days of receiving in good order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

If the annuitant is not the contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary hasn't been named, then we will pay the benefits to you, the contract owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new owner of the contract.

We will pay the death benefit in a lump sum unless:

o You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

o You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary's request at least three business days before we pay out the proceeds, and within a year of the annuitant's death.


-------------
26 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------

--------------------------------------------------------------------------------

Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

--------------------------------------------------------------------------------

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new owner of the contract. If you haven't named a joint contract owner, then your beneficiary will become the new owner of the contract. In the event of any contract owner's death, we must distribute all of the owner's interest in the contract according to the Special requirements outlined below.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

If a contract owner dies, the following rules apply.

If the beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner's interest:

o     is payable to, or for the benefit of, any new contract owner, and

o will be distributed over the new contract owner's life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of your death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If an owner of the contract is not an individual, then the primary annuitant will be treated as the owner of the contract. In this situation, any change in the annuitant will be treated as the death of the contract owner.

ENHANCED DEATH BENEFITS

When you buy your contract, you can choose to buy an enhanced death benefit rider. The enhanced death benefit riders are only available if the annuitants are under age 75. If a death benefit is payable and one of these options is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater. You should consult your tax adviser prior to selecting any rider.


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 27
                                                                   -------------

Two riders are offered:

o the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options, and

o the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

We may offer these riders to existing contract owners in the future. These riders are available only in states where they have been approved.

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

o the accumulation value of the contract at the end of the reset date immediately preceding the annuitant's death:

      -     plus any premiums paid after the reset date

      -     minus any partial withdrawals after the reset date

      - minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

The first reset date is on the seventh contract anniversary date. After this, each reset date will be each seventh contract anniversary date after that (i.e., the 14th, 21st and 28th contract anniversaries, and so on).

Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

o the highest accumulation value of the contract on any contract anniversary before the annuitant's 85th birthday:

      -     plus any premiums paid after that contract anniversary

      -     minus any partial withdrawals after that contract anniversary

      - minus any deferred sales charges and annuity taxes applicable to such withdrawals.

Owners who select this rider at the time their contract is issued may be eligible for waivers of deferred sales charges. See Contract costs and expenses
- Contingent deferred sales charge.

We will terminate either enhanced death benefit rider on the earliest of the following dates:

o     the date the enhanced death benefit is paid out

o     the date the contract terminates

o     the date of the annuitant's 85th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you.


-------------
28 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------

Once a death benefit rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death Benefits.

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

The earnings benefit rider may in certain circumstances increase the death benefit payable, based on a percentage of your contract earnings up to a specified maximum limit of your adjusted premium payments. How we determine both earnings and adjusted premiums are described below.

You should evaluate the following when considering this rider:

o You will only receive the earnings benefit if there is investment growth (or "earnings") in your contract value at the time of the annuitant's death; otherwise we will not pay any earnings benefit under the rider.

o Partial withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the annuitant's death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

o If any change is made to the owner or annuitant after the purchase of the contract, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

o There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved. The earnings benefit rider is not available to current contract owners.

If the annuitant is 69 or younger when we issue the contract, the earnings benefit will be 40% of earnings at the time of the annuitant's death (the accumulation value minus the adjusted premiums) with a maximum payment of 40% of adjusted premiums.

If the annuitant is between the age of 70 and 79 when we issue the contract, the percentage will be reduced to 25% of earnings upon the annuitant's death (the accumulation value minus the adjusted premiums), with a maximum payment of 25% of adjusted premiums.

Your spouse may continue a contract with the earnings benefit rider upon your death only if you are the annuitant and sole owner and your spouse is the sole beneficiary when the contract is issued. Any later changes in the annuitant or owner will prevent your spouse from continuing the


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 29
                                                                   -------------
rider. If your spouse is 80 or older upon your death, your spouse may not continue this rider.

If your spouse elects to continue this rider upon your death, we will credit the contract an amount equal to the amount by which the death benefit then payable under the contract (including the enhanced death benefit, if applicable)plus any earnings benefit payable exceeds the accumulation value of the contract on the date of death. This amount will be credited to The Guardian Cash Fund variable investment option. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any riders (other than the earnings benefit rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

Upon the death of your surviving spouse before the annuity commencement date, the earnings benefit proceeds must be distributed to the beneficiaries named by your spouse or allocated to the contract if the beneficiaries continue the contract. However, the beneficiaries may not continue the rider. To determine the amount of any earnings benefit on the date of your spouse's death, we begin by calculating two different numbers:

o The first number is the amount of adjusted premiums as of your spouse's death. This amount is the accumulation value at the time your spouse continued the contract (the sum of the contract death benefit, including any enhanced death benefit plus any earnings benefit), adjusted by:

      o     Adding any net premiums contributed to the contract after your death

      o Proportional reductions for partial withdrawals (as explained below) taken from the contract after your death.

o The second number is the accumulation value as of your spouse's death minus the first number calculated immediately above.

If your spouse is age 69 or younger upon your death, the beneficiaries will receive 40% of the lesser of these amounts.

If your spouse is between ages 70 and 79 upon your death, the percentage will be reduced to 25% of the lesser of these two amounts.

In summary, upon your surviving spouse's death, we calculate whether a second earnings benefit is payable based on a percentage of earnings from the time of your death until your spouse's death (the second number indicated above). However, such amount payable may not be more than the specified percentage of the adjusted premiums (as explained in the first number indicated above).


-------------
30 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------

As mentioned above, for purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any partial withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a partial withdrawal, we will adjust premium amounts by multiplying the premium payment amount (or, if the amount has been previously adjusted, the adjusted premium payment amount) by:

                         your partial withdrawal amount,
            (including any deferred sales charges and annuity taxes)
          ------------------------------------------------------------
          the accumulation value of your contract prior to withdrawal.

We will terminate the earnings benefit rider on the earliest of the following dates:

o     the date the contract terminates

o     on the annuitant's 90th birthday o the date annuity payments begin

o     the date we receive a written termination request from you

o the date of the annuitant's death unless you are the annuitant and your spouse elects to continue the contract and rider

o     the date of your spouse's death, if your spouse continued the rider, and

o the date the owner, joint owner or annuitant is changed unless the change is the result of a surviving spouse's decision to continue the contract.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

LIVING BENEFIT RIDER (REFERRED TO AS "DECADE")

When you buy your contract, you can choose to buy a living benefit rider. In order to purchase this rider, the annuitant must be 74 years old or younger at the time we issue your contract. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your variable investment options.

This rider provides for a living benefit on the tenth contract anniversary if the accumulation value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you've made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your accumulation value on the tenth contract anniversary.

If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

      o We will not accept any additional premium payments into your contract. However, for contracts issued in connection with premium payments directed to us from other insurance companies, we may consider all such amounts when received as part of the initial premium payment for purposes of this rider.


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 31
                                                                   -------------

      o You must allocate your net premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.

            10% - The Guardian Cash Fund or The Fixed-Rate Option


            40% - The Guardian Bond Fund, AIM V.I. Government Securities Fund,
                  Van Kampen Life Investment Trust Government Portfolio or The Fixed-Rate Option.

            40% - The Guardian Stock Fund, The Guardian VC 500 Index Fund, The
                  Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian UBS VC Large Cap Value Fund, The Guardian UBS VC Small Cap Value Fund, Baillie Gifford International Fund, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, Gabelli Capital Asset Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Global Utilities Fund, AIM V.I. Premier Equity Fund, AllianceBernstein Value Portfolio, AllianceBernstein Growth & Income Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Opportunities Portfolio, Janus Aspen Growth Portfolio, Jennison Portfolio, MFS Investors Trust Series, MFS Total Return Series, MFS Research Series or Van Kampen Life Investment Trust Growth and Income Portfolio.

            10% - The Guardian Small Cap Stock Fund, Baillie Gifford Emerging
                  Markets Fund, AllianceBernstein Premier Growth Portfolio, AllianceBernstein Technology Portfolio, Davis Financial Portfolio, Fidelity VIP Mid Cap Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Worldwide Growth Portfolio, MFS Emerging Growth Series, MFS New Discovery Series, or Templeton Growth Securities Fund.


o On each quarterly anniversary, your accumulation value will be rebalanced to the allocation percentage listed above. If necessary, we will waive the usual fixed-rate option transfer restrictions to perform the rebalancing. Within each Asset Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.

o You may only make transfers to allocation options within the same Asset Allocation Class.

o We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.

If you are eligible to receive the living benefit at the tenth contract anniversary, the living benefit amount will be credited to The Guardian Cash Fund variable investment option.


-------------
32 PROSPECTUS                                            OTHER CONTRACT FEATURES
-------------

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount (or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by:

                             your withdrawal amount
                     ---------------------------------------
                     the accumulation value of your contract

We will terminate the living benefit rider on the earliest of the following dates:

o the date we process any transaction requested by you that is inconsistent with the special rules outlined above

o     the date the annuitant dies

o     the tenth contract anniversary

o     the date the contract terminates

o     the date annuity payments begin

o     the date we receive a written termination request from you.

If the contract is jointly owned by you and your spouse, your spouse may continue the contract and the rider after your death, provided the annuitant is still living.

This rider is only available if it is approved in your state. Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 33
                                                                   -------------

--------------------------------------------------------------------------------
FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The value of your account
--------------------------------------------------------------------------------
To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

HOW WE CALCULATE UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading and GIAC is open for business.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

o At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

o We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period.

o Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the death benefit riders and the living benefit rider where applicable) and subtract them from the above total.


-------------
34 PROSPECTUS                                              FINANCIAL INFORMATION
-------------

Cost and expenses
--------------------------------------------------------------------------------
No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

o     expenses of the Funds

o     mortality and expense risk charge

o     administrative expenses

o     contract fee.

And the following charges may apply:

o     enhanced death benefit expenses

o     living benefit expenses

o     earnings benefit expenses

o     deferred sales charge

o     partial withdrawal charge

See accompanying text for details.

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds' prospectuses.

Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.05% of the net assets of your variable investment options to cover our mortality and expense risks. Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the net assets of your variable investment options for our administrative expenses.

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract's accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year. We will waive the contract fee if the accumulation value is $100,000 or more on the anniversary date of your contract.


                                                                   -------------
OTHER CONTRACT FEATURES                                            PROSPECTUS 35
                                                                   -------------

In addition, the following charges may apply:

Deferred sales charges
------------------------------------------
                                Contingent
Number of contract                deferred
years completed                      sales
from the date of                    charge
premium payment                        (%)
------------------------------------------
0                                        7
------------------------------------------
1                                        6
------------------------------------------
2                                        5
------------------------------------------
3                                        4
------------------------------------------
4                                        3
------------------------------------------
5                                        2
------------------------------------------
6                                        1
------------------------------------------
7+                                       0
------------------------------------------

Contingent deferred sales charge

If you make a partial withdrawal from your account or surrender your contract, you will pay a deferred sales charge on any amount that has been in your contract for less than seven contract years. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses.

When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the amount you owe. Deferred sales charges are listed in the table.

The deferred sales charge percentage is applied to the lesser of:

o the premium payments you have made within seven contract years (84 months) before the date of your request for the withdrawal or surrender; or

o     the amount withdrawn or surrendered.

We don't impose deferred sales charges on contracts bought by:

o     Guardian Life, its subsidiaries or any of their separate accounts

o present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries

o     present or retired directors or officers of any of the Funds

o present and retired directors, trustees, officers, partners, registered representatives and employees of broker-dealer firms that have written sales agreements with Guardian Investor Services LLC

o immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:

      - spouses
      - children and grandchildren
      - parents and grandparents
      - brothers and sisters

o trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above

o clients of broker-dealers, financial institutions and registered investment advisers that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts

o Contract owners who elect the Contract Anniversary Enhanced Death Benefit Option at the time the contract is issued may have surrender charges waived if the contract owner is confined to a long term care facility or hospital for a continuous 90 day period commencing on or after the third contract anniversary or if the contract owner is diagnosed to have a terminal illness at any time while the contract is in force.


-------------
36 PROSPECTUS                                              FINANCIAL INFORMATION
-------------

Enhanced death benefit expenses

If you choose one of the enhanced death benefit options and it is in effect, you will pay a daily charge based on an annual rate of up to 0.25% of the net assets of your variable investment options depending on the option chosen.

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

Earnings Benefit Rider Expense

If you choose the earnings benefit rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options (whether or not you have earnings).

Partial Withdrawal Charge

During the annuity period, under Option V-4 if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments.

In jurisdictions where the annuity tax is incurred when a premium payment is made we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

Tax advice
--------------------------------------------------------------------------------
Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 37
                                                                   -------------

Deferring tax
--------------------------------------------------------------------------------
When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

Employer-sponsored or independent?
--------------------------------------------------------------------------------
If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won't be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract's accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person - If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date - When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner's investment in the contract. Generally, the owner's investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any


-------------
38 PROSPECTUS                                              FINANCIAL INFORMATION
-------------
amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract (e.g., living benefit rider, earnings benefit rider) to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the annuity commencement date - After the Annuity Commencement Date under Option V-4 the payee has the right to withdraw a portion of the present value of the remaining payments. In a recent ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner's investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS's most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Penalty tax on certain withdrawals - In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled, or

o made as part of a series of substantially equal periodic payments for the life - or life expectancy - of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 39
                                                                   -------------

Taxation of annuity payments
--------------------------------------------------------------------------------
Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Annuity payments - Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits - Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

o if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges - Transferring or assigning ownership of a contract, designating an annuitant, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax - Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges - It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts - All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner's income when a taxable distribution occurs.


-------------
40 PROSPECTUS                                              FINANCIAL INFORMATION
-------------

Taxation of qualified contracts

Qualified arrangements receive tax deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax deferred benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) - As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person's income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the 10% penalty which generally applies to distributions made before age 59 1/2, a 10% penalty will be imposed for any distribution made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 41
                                                                   -------------

Corporate pension and profit-sharing plans - Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities - Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Penalty tax on certain withdrawals - Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled

o     made to pay deductible medical expenses

o     made to pay medical insurance premiums if you are unemployed

o     made to pay for qualified higher education expenses

o     made for a qualified first time home purchase up to $10,000

o     for IRS levies, or

o made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.


-------------
42 PROSPECTUS                                              FINANCIAL INFORMATION
-------------

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty.

Other tax issues - You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules.


Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable "eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or the employee's surviving spouse in the case of the employee's death or the employee's former spouse in the case of an alternate payee under a qualified domestic relations order) from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to another tax-qualified plan, 403(b) plan, IRA or governmental section 457(b) plan that separately accounts for rollover amounts.

Our income taxes


At the present time, we make no charge for any federal, state or local taxes - other than the charge for state and local premium taxes that we incur - that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 43
                                                                   -------------

--------------------------------------------------------------------------------

Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

--------------------------------------------------------------------------------
Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account's investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have impacted the accumulation value, surrender value and death benefit during the accumulation phase and the amounts of annuity payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of Additional Information. When we show performance, we'll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value - all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of The Guardian Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for The Guardian Cash Fund investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by The Guardian Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.


-------------
44 PROSPECTUS                                              FINANCIAL INFORMATION
-------------

Advertisements and sales literature for the Separate Account's investment divisions may compare a Fund's performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

o     the types and characteristics of certain securities

o     features of a Fund's portfolio

o     financial markets

o     historical, current or perceived economic trends, and

o     topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

o     Moody's Investors Service, Inc.

o     Standard & Poor's Ratings Group

o     A.M. Best & Co.

o     Duff & Phelps.

These ratings relate only to GIAC's ability to meet its obligations under the contract's fixed-rate option and to pay death benefits provided under the contract, not to the performance of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GISC free of charge.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 45
                                                                   -------------

--------------------------------------------------------------------------------
YOUR RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and 3:30 p.m. Eastern time on any day we are open for business.

In addition to telephone services, in the future, we anticipate offering you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. We will notify you as these electronic services become available. At that time, if you want to participate in any or all of our electronic programs, we will ask that you visit our website for information and registration. You may also be able to register by other forms of communication. If you choose to participate in the electronic deocument delivery program, you will receive financials reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contractowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.


-------------
46 PROSPECTUS                                   YOUR RIGHTS AND RESPONSIBILITIES
-------------

VOTING RIGHTS

We own the Fund's shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We'll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

Free-look period
--------------------------------------------------------------------------------
During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in good order. You can forward these documents to GIAC's customer service office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we'll refund to you:

o the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

o the accumulation value of the contract on the date we receive your cancellation.

If state law requires, you will receive the total premium you paid for the contract instead.


                                                                   -------------
YOUR RIGHTS AND RESPONSIBILITIES                                   PROSPECTUS 47
                                                                   -------------

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of GIS or of broker-dealer firms which have entered into sales agreements with GIS and GIAC. GIS and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations.

Currently, there are several compensation programs from which these individuals or firms may choose. One compensation program is based on a percentage of each contract premium payment up to a maximum of 7%. The other compensation programs provide a lower initial commission on each premium payment but allow for ongoing annual compensation based on a percentage of the contract value. Typically, the additional annual compensation begins only after the completion of a certain number of contract years. Also, additional annual compensation may be payable while certain contract riders are in effect or under variable payout options. The maximum annual compensation possible based on contract value is 1%.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract.

The principal underwriter of the contracts is GIS, located at 7 Hanover Square, New York, New York 10004.


-------------
48 PROSPECTUS                                   YOUR RIGHTS AND RESPONSIBILITIES
-------------

--------------------------------------------------------------------------------
SPECIAL TERMS USED IN THIS PROSPECTUS
--------------------------------------------------------------------------------

Accumulation period

The period between the issue date of the contract and the annuity commencement date.

Accumulation unit

A measure used to determine the value of a contract owner's interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation value

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity commencement date

The date on which annuity payments under the contract begin.

Annuity Payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the annuity commencement date.

Annuity unit

A measure used to determine the amount of any variable annuity payment.

Business day

Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Contract anniversary date

The annual anniversary measured from the issue date of the contract.

Contract owner

You (or your); the person(s) or entity designated as the owner in the contract.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction.

Valuation period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable investment options

The Funds underlying the contract are the variable investment options - as distinguished from the fixed-rate option - available for allocations of net premium payments and accumulation values.


                                                                   -------------
SPECIAL TERMS USED IN THIS PROSPECTUS                              PROSPECTUS 49
                                                                   -------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS

Neither the Separate Account nor GIAC is a party to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
Box 26210
Lehigh Valley, Pennsylvania  18002

The SAI contains the following information:

o     Services to the Separate Account

o     Annuity payments

o     Tax status of the contracts

o     Performance data

o     Valuation of assets of the Separate Account

o     Transferability restrictions

o     Experts

o     Financial statements.


-------------
50 PROSPECTUS                                                  OTHER INFORMATION
-------------

--------------------------------------------------------------------------------
APPENDIX A -- SUMMARY FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account E, which were audited by PricewaterhouseCoopers LLP, independents accountants, for the year ending December 31, 2002. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account E which are included in the Statement of Additional Information.

The Separate Account commenced operations on September 15, 1997. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular accumulation unit value or rider, then that funding option or rider was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of the next year. All footnotes appear at the end of the charts.

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

                                                                         CONTRACT TYPE
                                        -----------------------------------------------------------------------------------------
                                                                                                                         CONTRACT
                                                                                                                      ANNIVERSARY
                                                                                                          CONTRACT          DEATH
                                                                                               7-YEAR  ANNIVERSARY       BENEFIT,
                                                                      CONTRACT                BENEFIT        DEATH       "DECADE"
                                                                   ANNIVERSARY                RIDER &      BENEFIT         LIVING
                                                           7-YEAR     ENHANCED   "DECADE"    "DECADE"   & "DECADE"      BENEFIT &
                                                            DEATH        DEATH     LIVING      LIVING       LIVING       EARNINGS
                                        YEAR              BENEFIT      BENEFIT    BENEFIT     BENEFIT      BENEFIT        BENEFIT
INVESTMENT OPTION                        END  BASIC(3)      RIDER     RIDER(3)  RIDER (4)      RIDERS       RIDERS     RIDERS (7)
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                  2002   $ 11.64     $11.52       $10.75     $10.65      $10.58      $ 10.57             --
                                        2001     11.64      11.54        10.78      10.67       10.63        10.62             --
                                        2000     11.38      11.31        10.56      10.46       10.44        10.43             --
                                        1999     10.87      10.82        10.11         --          --           --             --
                                        1998     10.51      10.48           --         --          --           --             --
                                        1997     10.12      10.12           --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                 2002      7.82       7.73         5.83       5.22        5.19         5.18             --
                                        2001     10.00       9.92         7.47       6.70        6.67         6.66             --
                                        2000     12.89      12.81         9.66       8.65        8.64         8.63             --
                                        1999     16.00      15.93        12.02      10.77          --           --             --
                                        1998     12.35      12.32           --         --          --           --             --
                                        1997     10.44      10.43           --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                  2002     13.59      13.45        12.57      12.46       12.38        12.36        $ 10.69
                                        2001     12.57      12.46        11.65      11.55       11.50        11.49             --
                                        2000     11.69      11.62        10.87      10.77       10.75        10.74             --
                                        1999     10.76      10.72        10.03       9.94          --           --             --
                                        1998     10.99      10.96           --         --          --           --             --
                                        1997     10.30      10.29           --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund       2002      9.28       9.18         9.66       7.98        7.93         7.92             --
                                        2001     11.12      11.03        11.60       9.58        9.56         9.53             --
                                        2000     12.22      12.14        12.78      10.55          --        10.53             --
                                        1999     12.81      12.75        13.43         --          --           --             --
                                        1998      9.60       9.58           --         --          --           --             --
                                        1997     10.32      10.31           --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund          2002      6.53       6.49         6.48       6.18        6.14         6.14             --
                                        2001      8.52       8.48         8.47       8.09        8.07         8.05             --
                                        2000      9.80       9.77         9.77       9.32          --           --             --
                                        1999     10.86(2)   10.86(2)     10.86      10.37          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation        2002      7.78       7.73         7.71       7.38          --         7.33             --
Fund                                    2001      9.83       9.79         9.77         --          --         9.31             --
                                        2000     10.94      10.92        10.91      10.44          --        10.41             --
                                        1999     10.76(2)   10.75(2)     10.75         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond         2002      9.73       9.67         9.65       9.41          --         9.34             --
Fund                                    2001      9.73       9.68         9.67       9.43          --           --             --
                                        2000      9.51       9.49         9.48         --          --         9.22             --
                                        1999     10.26(2)   10.25(2)     10.25         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------

                                                                   -------------
APPENDIX                                                           PROSPECTUS 51
                                                                   -------------

APPENDIX A

                                                                         CONTRACT TYPE
                                        -----------------------------------------------------------------------------------------
                                                                                                                         CONTRACT
                                                                                                                      ANNIVERSARY
                                                                                                          CONTRACT          DEATH
                                                                                               7-YEAR  ANNIVERSARY       BENEFIT,
                                                                      CONTRACT                BENEFIT        DEATH       "DECADE"
                                                                   ANNIVERSARY                RIDER &      BENEFIT         LIVING
                                                           7-YEAR     ENHANCED   "DECADE"    "DECADE"   & "DECADE"      BENEFIT &
                                                            DEATH        DEATH     LIVING      LIVING       LIVING       EARNINGS
                                        YEAR              BENEFIT      BENEFIT    BENEFIT     BENEFIT      BENEFIT        BENEFIT
INVESTMENT OPTION                        END  BASIC(3)      RIDER     RIDER(3)  RIDER (4)      RIDERS       RIDERS     RIDERS (7)
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund              2002     12.83      12.69         9.40       9.21        9.16         9.14           8.29
                                        2001     15.16      15.03        11.13      10.91       10.87        10.86             --
                                        2000     14.97      14.87        11.02      10.80          --        10.77             --
                                        1999     14.36      14.29        10.60         --          --           --             --
                                        1998     12.14      12.11           --         --          --           --             --
                                        1997     11.00      10.99           --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund      2002      8.04       7.95         6.16       5.51        5.48         5.46             --
                                        2001      9.89       9.80         7.60       6.79        6.75         6.75             --
                                        2000     12.58      12.50         9.69       8.66        8.64         8.64             --
                                        1999     15.92      15.85        12.30         --          --           --             --
                                        1998     11.59      11.56           --         --          --           --             --
                                        1997      9.69       9.68           --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging
Markets Fund                            2002      7.18       7.10         9.19       7.53        7.49         7.48           7.88
                                        2001      7.76       7.69         9.96       8.17          --           --             --
                                        2000      7.39       7.34         9.51       7.80          --           --             --
                                        1999     10.37      10.32        13.38         --          --           --             --
                                        1998      6.10       6.08           --         --          --           --             --
                                        1997      8.43       8.42           --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund               2002      8.38       8.30         6.21       5.77        5.74         5.73             --
                                        2001     11.02      10.92         8.18       7.60        7.56         7.56             --
                                        2000     13.34      13.25         9.93       9.22        9.20         9.20             --
                                        1999     15.43      15.36        11.52         --          --           --             --
                                        1998     12.18      12.15           --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset              2002     11.85       11.72        8.15       7.76        7.72         7.70           8.80
Management Trust (1)                    2001     13.71       13.60        9.46       9.01        8.97         8.96             --
                                        2000     15.95      15.84        11.03      10.50       10.48        10.48             --
                                        1999     15.84      15.77        10.99         --          --           --             --
                                        1998     12.90      12.87           --         --          --           --             --
                                        1997     10.25      10.24           --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation           2002      6.53       6.49         6.48       5.49        5.46         5.45           7.68
Fund - Series I                         2001      8.74       8.70         8.70       7.37        7.34         7.33             --
                                        2000     11.54      11.51        11.51       9.75        9.73         9.73             --
                                        1999     13.12(1)   13.11(1)     13.12         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities               2002      6.26       6.22         6.20       5.35          --         5.31             --
Fund - Series I                         2001      8.52       8.47         8.45       7.29          --         7.26             --
                                        2000     11.97      11.93        11.90      10.27          --        10.24             --
                                        1999     12.40(1)   12.39(1)     12.36         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities          2002     11.89      11.83        11.82      11.82       11.76        11.75          10.71
- Series I                              2001     10.99      10.96        10.95      10.95       10.92        10.91             --
                                        2000     10.46(5)   10.45(5)        --      10.45          --        10.44             --
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity - Series I      2002      5.65       5.61         5.71       5.26        5.23         5.22             --
                                        2001      8.21       8.17         8.31       7.66        7.64         7.62             --
                                        2000      9.51       9.48         9.65       8.89        8.87         8.87             --
                                        1999     11.28(1)   11.27(1)     11.47         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income
Portfolio - Class B                     2002      7.99(8)    7.98(8)      7.97(8)    7.97(8)       --         7.96(8)          --
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth
Portfolio - Class B                     2002      7.91(8)    7.90(8)      7.90(8)    7.90(8)       --         7.91(8)        7.87(8)
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology
Portfolio - Class B                     2002      6.80(8)    6.80(8)        --       6.79(8)       --           --             --
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value
Portfolio - Class B                     2002      8.50(8)    8.49(8)      8.48(8)    8.48(8)       --         8.47(8)        8.45(8)
------------------------------------------------------------------------------------------------------------------------------------


-------------
52 PROSPECTUS                                                           APPENDIX
-------------

APPENDIX A

                                                                         CONTRACT TYPE
                                        -----------------------------------------------------------------------------------------
                                                                                                                         CONTRACT
                                                                                                                      ANNIVERSARY
                                                                                                          CONTRACT          DEATH
                                                                                               7-YEAR  ANNIVERSARY       BENEFIT,
                                                                      CONTRACT                BENEFIT        DEATH       "DECADE"
                                                                   ANNIVERSARY                RIDER &      BENEFIT         LIVING
                                                           7-YEAR     ENHANCED   "DECADE"    "DECADE"   & "DECADE"      BENEFIT &
                                                            DEATH        DEATH     LIVING      LIVING       LIVING       EARNINGS
                                        YEAR              BENEFIT      BENEFIT    BENEFIT     BENEFIT      BENEFIT        BENEFIT
INVESTMENT OPTION                        END  BASIC(3)      RIDER     RIDER(3)  RIDER (4)      RIDERS       RIDERS     RIDERS (7)
------------------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio               2002      8.67       8.61         9.26       9.57          --         9.50           8.25
                                        2001     10.56      10.51        11.30      11.69          --        11.65             --
                                        2000     11.93      11.89        12.80      13.24          --        13.20             --
                                        1999      9.22(1)    9.21(1)      9.92         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio (3)         2002     11.76      11.68        12.64      14.23          --        14.12           9.69
                                        2001     11.25      11.19        12.12      13.64          --        13.57             --
                                        2000     10.80      10.76        11.66      13.13          --        13.10             --
                                        1999      8.86(1)    8.86(1)        --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio (3)               2002      8.05       8.00         8.32       8.24        8.19         8.18           8.40
                                        2001      9.74       9.69        10.09       9.99        9.95         9.92             --
                                        2000     11.01      10.97        11.43      11.31          --        11.28             --
                                        1999     10.20(1)   10.19(1)     10.62         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund -               2002      7.91       7.86         8.02       7.54        7.49         7.48             --
Service Class                           2001      8.85       8.80         8.99       8.45        8.41         8.40             --
                                        2000     10.22      10.19        10.42       9.78          --         9.76             --
                                        1999     11.10(1)   11.08(1)     11.34         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income -            2002      7.70       7.64         7.98       8.31        8.26         8.25           8.01
Service Class                           2001      9.39       9.35         9.76      10.17       10.13        10.12             --
                                        2000     10.02       9.99        10.44      10.88          --        10.85             --
                                        1999      9.37(1)    9.36(1)      9.78         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities       2002      5.18       5.15         5.36       5.45        5.42         5.41           7.91
Portfolio - Service Class               2001      6.72       6.69         6.97       7.09        7.05         7.05             --
                                        2000      7.95       7.93         8.27       8.41          --         8.39             --
                                        1999      9.73(1)    9.72(1)     10.13         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class    2002     14.52      14.41        13.79      12.45       12.37        12.35           8.63
                                        2001     16.31      16.23        15.53      14.02       13.97        13.95             --
                                        2000     17.10      17.04        16.32      14.73          --        14.70             --
                                        1999     12.87(1)   12.85(2)     12.31         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities - Class 2   2002      7.95(8)    7.94(8)      7.94(8)    7.94(8)       --         7.92(8)          --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth              2002      4.91       4.87         4.42       3.23        3.21         3.21             --
Portfolio (formerly Janus Aspen         2001      6.90       6.86         6.23       4.55        4.53         4.53             --
Aggressive Growth Portfolio)            2000     11.53      11.50        10.45       7.63        7.61         7.61             --
                                        1999     17.13(1)   17.12(1)     15.56         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation        2002      6.87       6.82         7.08       5.69        5.66         5.65             --
Portfolio                               2001      8.25       8.21         8.52       6.86        6.83         6.82             --
                                        2000     10.67      10.63        11.05       8.89        8.98         8.86             --
                                        1999     13.20(1)   13.19(1)     13.71         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio            2002      5.58       5.54         5.48       4.83        4.80         4.79             --
                                        2001      7.69       7.65         7.57       6.67        6.65         6.64             --
                                        2000     10.35      10.32        10.21       9.00          --         8.98             --
                                        1999     12.26(1)   12.25(1)     12.13      10.70          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth            2002      6.80       6.75         6.52       5.18        5.15         5.14           7.49
Portfolio                               2001      9.24       9.20         8.89       7.06        7.03         7.03             --
                                        2000     12.07      12.03        11.64       9.24          --         9.22             --
                                        1999     14.49(1)   14.48(1)     14.01      11.13          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Jennison - Class II                     2002      6.01       5.99         5.99       8.22          --         5.96             --
                                        2001      8.84(6)    8.83(6)      8.83         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series              2002      5.31       5.27         5.10       4.03        4.01         4.00             --
                                        2001      8.12       8.08         7.82       6.18        6.14         6.15             --
                                        2000     12.36      12.32        11.93       9.43        9.41         9.41             --
                                        1999     15.57(1)   15.55(1)     15.07         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------

                                                                   -------------
APPENDIX                                                           PROSPECTUS 53
                                                                   -------------

APPENDIX A

                                                                         CONTRACT TYPE
                                        -----------------------------------------------------------------------------------------
                                                                                                                         CONTRACT
                                                                                                                      ANNIVERSARY
                                                                                                          CONTRACT          DEATH
                                                                                               7-YEAR  ANNIVERSARY       BENEFIT,
                                                                      CONTRACT                BENEFIT        DEATH       "DECADE"
                                                                   ANNIVERSARY                RIDER &      BENEFIT         LIVING
                                                           7-YEAR     ENHANCED   "DECADE"    "DECADE"   & "DECADE"      BENEFIT &
                                                            DEATH        DEATH     LIVING      LIVING       LIVING       EARNINGS
                                        YEAR              BENEFIT      BENEFIT    BENEFIT     BENEFIT      BENEFIT        BENEFIT
INVESTMENT OPTION                        END  BASIC(3)      RIDER     RIDER(3)  RIDER (4)      RIDERS       RIDERS     RIDERS (7)
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series              2002      8.58       8.49         6.61       6.60        6.56         6.55           7.89
                                        2001     11.00      10.90         8.49       8.48        8.44         8.44             --
                                        2000     13.25      13.16        10.26      10.24          --        10.22             --
                                        1999     13.44      13.38        10.43         --          --           --             --
                                        1998     12.76      12.72           --         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                2002      8.78       8.72         8.98       6.81        6.77         6.76             --
                                        2001     13.01      12.95        13.34      10.12       10.08        10.06             --
                                        2000     13.87      13.83        14.26      10.81       10.79        10.78             --
                                        1999     14.33(1)   14.32(1)     14.77         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Series                     2002      6.17       6.12         6.25       5.80        5.76         5.75             --
                                        2001      8.27       8.23         8.41       7.80        7.77         7.76             --
                                        2000     10.64      10.61        10.84      10.06       10.03        10.03             --
                                        1999     11.32(1)   11.31(1)     11.56         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                 2002     10.35      10.28        10.47      10.67       10.61        10.59           9.13
                                        2001     11.05      11.00        11.21      11.42       11.37        11.37             --
                                        2000     11.16      11.13        11.35      11.57       11.55        11.54             --
                                        1999      9.74(1)    9.73(1)      9.93         --          --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
Growth and Income Portfolio -
Class II                                2002      8.23(8)    8.22(8)      8.22(8)    8.22(8)       --         8.21(8)          --
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
Government Portfolio - Class II         2002     10.62(8)   10.60(8)     10.60(8)   10.60(8)    10.58(8)     10.58(8)       10.56(8)
------------------------------------------------------------------------------------------------------------------------------------

(1)   Commencing July 6, 1999.
(2)   Commencing September 13, 1999.
(2) The Contract Anniversary Enhanced Death Befit Rider became available under this contract commencing September 13, 1999.
(4) The Living Benefit Rider became available under this contract commencing Decber 20, 1999.
(5)   Commencing May 1, 2000.
(6)   Commencing May 1, 2001.
(7) The Earnings Benefit Rider became availab under this contract commencing April 15, 2002.
(8)   Commencing May 1, 2002.


-------------
54 PROSPECTUS                                                           APPENDIX
-------------

APPENDIX A

Number of accumulation units outstanding at e end of the indicated period:

                                                                         CONTRACT TYPE
                                         --------------------------------------------------------------------------



                                                                                                             7-YEAR
                                                                                  CONTRACT                  BENEFIT
                                                                               ANNIVERSARY                  RIDER &
                                                                    7-YEAR        ENHANCED     "DECADE"    "DECADE"
                                                                     DEATH           DEATH       LIVING      LIVING
                                         YEAR                      BENEFIT         BENEFIT      BENEFIT     BENEFIT
INVESTMENT OPTION                         END      BASIC(3)          RIDER        RIDER(3)    RIDER (4)      RIDERS
-------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                   2002     7,199,694      2,233,180       1,245,522       55,066       5,113
                                         2001     7,257,705      3,021,098       1,074,056       31,798       1,986
                                         2000     4,248,318      1,907,893         562,836        9,750       2,254
                                         1999     3,621,007      2,185,124          52,362           --          --
                                         1998     1,863,034      1,193,444              --           --          --
                                         1997       236,194        252,513              --           --          --
-------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                  2002     5,217,940      5,343,737       1,654,148       89,370      10,480
                                         2001     7,443,809      6,659,814       1,597,322       63,037       1,682
                                         2000     8,666,919      7,845,613       1,390,405       49,534       1,346
                                         1999     4,520,394      6,829,408         100,936        1,369          --
                                         1998     1,216,779      5,229,812              --           --          --
                                         1997     1,140,651      1,035,889              --           --          --
-------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                   2002     5,186,919      1,775,650         727,554      294,522      24,870
                                         2001     3,549,083      1,364,364         273,901      164,881      12,271
                                         2000     2,274,460        932,678          74,369       93,031      11,800
                                         1999     1,979,764        877,200           4,817        5,841          --
                                         1998     1,405,204        714,752              --           --          --
                                         1997        80,998         45,208              --           --          --
-------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund        2002     2,104,778        826,035         200,004       11,175       4,047
                                         2001     2,005,547        843,956         145,505        1,781         205
                                         2000     2,070,647        939,163          92,904          701          --
                                         1999     1,425,465        821,061             443           --          --
                                         1998     1,564,027        977,859              --           --          --
                                         1997       219,901        235,639              --           --          --
-------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund           2002     1,593,425        372,751         199,686       52,328      11,195
                                         2001     1,222,853        323,788         112,302        6,162         238
                                         2000       428,826        135,638          36,057        2,787          --
                                         1999       113,170(2)      49,119(2)        4,794        2,122          --
-------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation         2002       759,471        332,397         159,906        1,163          --
  Fund                                   2001       827,036        383,763         152,182           --          --
                                         2000       538,155        166,593          93,911          200          --
                                         1999        41,897(2)      19,481(2)        8,371           --          --
-------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond          2002       358,130         77,423          69,602        3,714          --
  Fund                                   2001       318,819         66,831          61,137        1,619          --
                                         2000        73,587         18,835          37,662           --          --
                                         1999        15,385(2)       6,477(2)          519           --          --
-------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund               2002     3,038,289      1,079,841         362,065       49,084       5,075
                                         2001     2,579,789      1,199,255         133,409       17,649       2,911
                                         2000     1,606,572        961,456          37,286          404          --
                                         1999     1,551,862        987,057           7,324           --          --
                                         1998     1,164,807        782,502              --           --          --
                                         1997        60,181         69,958              --           --          --
-------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund       2002     1,553,916        712,061         198,216       15,566         384
                                         2001     1,636,133        844,261         134,899        5,888         248
                                         2000     1,694,626        896,047         150,485        5,996       1,884
                                         1999     1,301,917        789,579          12,370           --          --
                                         1998       925,784        582,412              --           --          --
                                         1997        62,578         73,071              --           --          --
-------------------------------------------------------------------------------------------------------------------

                                                    CONTRACT TYPE
                                         ----------------------------------
                                                                   CONTRACT
                                                                ANNIVERSARY
                                                     CONTRACT         DEATH
                                                  ANNIVERSARY      BENEFIT,
                                                        DEATH      "DECADE"
                                                      BENEFIT        LIVING
                                                   & "DECADE"     BENEFIT &
                                                       LIVING      EARNINGS
                                         YEAR         BENEFIT       BENEFIT
INVESTMENT OPTION                         END          RIDERS    RIDERS (7)
---------------------------------------------------------------------------
The Guardian Cash Fund                   2002          15,736            --
                                         2001          11,777            --
                                         2000          10,164            --
                                         1999              --            --
                                         1998              --            --
                                         1997              --            --
---------------------------------------------------------------------------
The Guardian Stock Fund                  2002          77,983            --
                                         2001          56,172            --
                                         2000         101,721            --
                                         1999              --            --
                                         1998              --            --
                                         1997              --            --
---------------------------------------------------------------------------
The Guardian Bond Fund                   2002         104,698         9,624
                                         2001          74,874            --
                                         2000          81,665            --
                                         1999              --            --
                                         1998              --            --
                                         1997              --            --
---------------------------------------------------------------------------
The Guardian Small Cap Stock Fund        2002           1,845            --
                                         2001             358            --
                                         2000              87            --
                                         1999              --            --
                                         1998              --            --
                                         1997              --            --
---------------------------------------------------------------------------
The Guardian VC 500 Index Fund           2002           9,307            --
                                         2001             727            --
                                         2000              --            --
                                         1999              --            --
---------------------------------------------------------------------------
The Guardian VC Asset Allocation         2002           9,544            --
  Fund                                   2001           7,118            --
                                         2000             402            --
                                         1999              --            --
---------------------------------------------------------------------------
The Guardian VC High Yield Bond          2002           1,992            --
  Fund                                   2001              --            --
                                         2000           3,253            --
                                         1999              --            --
---------------------------------------------------------------------------
Gabelli Capital Asset Fund               2002          30,036         1,855
                                         2001           4,337            --
                                         2000              --            --
                                         1999              --            --
                                         1998              --            --
                                         1997              --            --
---------------------------------------------------------------------------
Baillie Gifford International Fund       2002           3,248            --
                                         2001             518            --
                                         2000             477            --
                                         1999              --            --
                                         1998              --            --
                                         1997              --            --
---------------------------------------------------------------------------


                                                                   -------------
APPENDIX                                                           PROSPECTUS 55
                                                                   -------------

APPENDIX A

                                                                         CONTRACT TYPE
                                         --------------------------------------------------------------------------



                                                                                                             7-YEAR
                                                                                  CONTRACT                  BENEFIT
                                                                               ANNIVERSARY                  RIDER &
                                                                    7-YEAR        ENHANCED     "DECADE"    "DECADE"
                                                                     DEATH           DEATH       LIVING      LIVING
                                         YEAR                      BENEFIT         BENEFIT      BENEFIT     BENEFIT
INVESTMENT OPTION                         END      BASIC(3)          RIDER        RIDER(3)    RIDER (4)      RIDERS
-------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets         2002       731,421        269,075          52,420        5,151       2,851
  Fund                                   2001       559,257        270,725          19,669        1,717          --
                                         2000       509,888        258,376          22,553          635          --
                                         1999       287,364        212,200              40           --          --
                                         1998       160,493        129,642              --           --          --
                                         1997        31,926         47,030              --           --          --
-------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                2002     2,214,030        591,037         166,000       23,616         421
                                         2001     2,537,274        702,121         172,833        8,120         488
                                         2000     2,572,156        784,567         142,734        2,594         237
                                         1999     1,958,842        734,392          12,558           --          --
                                         1998       820,180        345,804              --           --          --
-------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset               2002     8,313,271      3,025,084       1,219,460       88,882      15,928
  Management Trust                       2001     9,350,224      3,715,408       1,082,143       36,636      20,137
                                         2000     8,756,940      3,721,706         663,096       13,392       1,113
                                         1999     6,322,183      2,869,022          67,525           --          --
                                         1998     3,577,618      1,764,142              --           --          --
                                         1997       214,130        218,490              --           --          --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation            2002       908,369        219,149         229,900       30,504       1,662
  Fund - Series I                        2001     1,056,737        249,276         247,049       21,786       2,073
                                         2000       938,750        227,402         153,793       17,023       3,588
                                         1999       154,399(1)      58,378(1)       15,588           --          --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund -         2002       315,440        101,412          47,271        1,853          --
  Series I                               2001       404,103        125,234          41,198          442          --
                                         2000       262,180        111,172          29,447          436          --
                                         1999        39,656(1)      50,258(1)        4,618           --          --
-------------------------------------------------------------------------------------------------------------------

AIM V.I. Government Securities -         2002     1,006,940        237,433         185,102      133,142       9,784
  Series I                               2001       216,953         41,797          70,242       43,554         903
                                         2000         8,572(5)       7,282(5)           --        4,332          --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity - Series I       2002     2,845,970        717,577         529,146       39,861         993
                                         2001     3,484,843        943,636         665,027       17,863         399
                                         2000     3,193,590        947,681         568,617       14,435         145
                                         1999     1,129,019(1)     389,988(1)       47,122           --          --
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income
  Portfolio - Class B                    2002        29,249(8)      13,110(8)       14,579(8)    11,495(8)       --
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth
  Portfolio - Class B                    2002        10,271(8)         642(8)        1,570(8)     2,928(8)       --
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology
  Portfolio - Class B                    2002         6,459(8)         344(8)           --        1,124(8)       --
-------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio -
  Class B                                2002        37,259(8)       6,690(8)        7,664(8)     8,035(8)       --

-------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio                2002       594,420        307,651          97,310       10,392          --
                                         2001       622,789        386,094          89,570        4,842          --
                                         2000       353,099        308,658          22,819          218          --
                                         1999       148,313(1)     169,937(1)        6,321           --          --
-------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio              2002       379,853        136,119          51,696       17,952          --
                                         2001       117,918         68,928          15,116        3,903          --
                                         2000        51,794         64,538             656        1,106          --
                                         1999        13,467(1)       4,942(1)           --           --          --
-------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio                    2002     2,389,884        798,415         363,357       67,576       8,911
                                         2001     2,414,468        820,057         326,449       24,774         763
                                         2000     1,807,133        766,370         163,001        1,783          --
                                         1999       722,104(1)     409,555(1)        6,916           --          --
-------------------------------------------------------------------------------------------------------------------

                                                    CONTRACT TYPE
                                         ----------------------------------
                                                                   CONTRACT
                                                                ANNIVERSARY
                                                     CONTRACT         DEATH
                                                  ANNIVERSARY      BENEFIT,
                                                        DEATH      "DECADE"
                                                      BENEFIT        LIVING
                                                   & "DECADE"     BENEFIT &
                                                       LIVING      EARNINGS
                                         YEAR         BENEFIT       BENEFIT
INVESTMENT OPTION                         END          RIDERS    RIDERS (7)
---------------------------------------------------------------------------
Baillie Gifford Emerging Markets         2002           2,147         1,552
  Fund                                   2001              --            --
                                         2000              --            --
                                         1999              --            --
                                         1998              --            --
                                         1997              --            --
---------------------------------------------------------------------------
Value Line Centurion Fund                2002           5,029            --
                                         2001           1,845            --
                                         2000           1,556            --
                                         1999              --            --
                                         1998              --            --
---------------------------------------------------------------------------
Value Line Strategic Asset               2002         103,819         6,392
  Management Trust                       2001          89,455            --
                                         2000          57,160            --
                                         1999              --            --
                                         1998              --            --
                                         1997              --            --
---------------------------------------------------------------------------
AIM V.I. Capital Appreciation            2002          25,928           907
  Fund - Series I                        2001          16,458            --
                                         2000          10,895            --
                                         1999              --            --
---------------------------------------------------------------------------
AIM V.I. Global Utilities Fund -         2002           1,317            --
  Series I                               2001           1,317            --
                                         2000           1,781            --
                                         1999              --            --
---------------------------------------------------------------------------

AIM V.I. Government Securities -         2002          22,261         3,295
  Series I                               2001          10,010            --
                                         2000           9,734            --
---------------------------------------------------------------------------
AIM V.I. Premier Equity - Series I       2002           7,387            --
                                         2001           5,782            --
                                         2000           5,736            --
                                         1999              --            --
---------------------------------------------------------------------------
AllianceBernstein Growth & Income
  Portfolio - Class B                    2002          10,281(8)         --
---------------------------------------------------------------------------
AllianceBernstein Premier Growth
  Portfolio - Class B                    2002              70(8)      3,998(8)
---------------------------------------------------------------------------
AllianceBernstein Technology
  Portfolio - Class B                    2002              --            --
---------------------------------------------------------------------------
AllianceBernstein Value Portfolio -
  Class B                                2002             537(8)      1,601(8)

---------------------------------------------------------------------------
Davis Financial Portfolio                2002           5,845           430
                                         2001             213            --
                                         2000             127            --
                                         1999              --            --
---------------------------------------------------------------------------
Davis Real Estate Portfolio              2002           8,307         1,625
                                         2001             421            --
                                         2000             386            --
                                         1999              --            --
---------------------------------------------------------------------------
Davis Value Portfolio                    2002           8,176         2,917
                                         2001             279            --
                                         2000             133            --
                                         1999              --            --
---------------------------------------------------------------------------


-------------
56 PROSPECTUS                                                           APPENDIX
-------------

                                                                         CONTRACT TYPE
                                         --------------------------------------------------------------------------



                                                                                                             7-YEAR
                                                                                  CONTRACT                  BENEFIT
                                                                               ANNIVERSARY                  RIDER &
                                                                    7-YEAR        ENHANCED     "DECADE"    "DECADE"
                                                                     DEATH           DEATH       LIVING      LIVING
                                         YEAR                      BENEFIT         BENEFIT      BENEFIT     BENEFIT
INVESTMENT OPTION                         END      BASIC(3)          RIDER        RIDER(3)    RIDER (4)      RIDERS
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund -                2002     2,686,257      1,040,483         385,031       64,683       4,698
  Service Class                          2001     2,472,409      1,063,061         324,244       25,574         226
                                         2000     2,129,144      1,065,799         201,154       11,540          --
                                         1999       878,721        501,256(1)       22,453           --          --
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income -             2002     2,328,445        614,416         379,675       74,929      13,705
  Service Class                          2001     1,522,987        436,024         161,500       15,740      14,265
                                         2000       688,226        216,051          27,839          178          --
                                         1999       282,515         98,110          13,102           --          --
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities        2002       521,336        157,953          79,180        7,989         914
  Portfolio - Service Class              2001       625,656        180,707          71,131        3,603         274
                                         2000       538,257        183,503          55,803        1,710          --
                                         1999       218,432        121,432           7,563           --          --
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class     2002     1,633,967        440,908         291,887       35,805       3,423
                                         2001     1,312,084        375,618         225,441        6,444         911
                                         2000     1,169,499        283,170         173,341        1,121          --
                                         1999       115,626         28,549(1)        3,872           --          --
-------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities -
  Class 2                                2002        52,976(8)      27,420(8)       11,844 (8)    5,735 (8)      --
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth               2002     2,162,265        609,264         337,684       20,121         826
  Portfolio (formerly Janus Aspen        2001     2,658,196        838,123         381,219       19,751       1,504
  Aggressive Growth Portfolio)           2000     3,519,640      1,433,854         344,804       17,148       3,414
                                         1999     1,036,284(1)     532,518(1)       15,869           --          --
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation         2002     2,060,171        908,044         392,480       10,641       1,602
  Portfolio                              2001     2,475,497      1,098,728         424,511        7,221       1,603
                                         2000     2,728,350      1,347,298         363,412        4,184       3,148
                                         1999     1,765,832(1)     621,635(1)       55,123           --          --
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio             2002     2,063,165        653,878         353,551       61,818         889
                                         2001     2,612,236        910,425         414,743       49,511       1,963
                                         2000     2,482,700        852,664         335,068       29,099          --
                                         1999       888,418(1)     309,594(1)       20,303        2,060          --
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth             2002     2,685,955      1,010,507         585,817       34,392       2,260
  Portfolio                              2001     2,911,044      1,137,877         629,551       21,572       3,784
                                         2000     2,778,860      1,081,477         467,136       13,610          --
                                         1999       636,892(1)     318,242(1)       20,814        1,343          --
-------------------------------------------------------------------------------------------------------------------

Jennison Class II                        2002       100,190          5,819          18,478        2,913          --
                                         2001        44,728(6)       3,609(6)        2,603           --          --
-------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series               2002       760,210        231,505         215,215       20,320         777
                                         2001       880,795        269,702         213,145        3,601          87
                                         2000       777,288        264,468         161,066        1,200          70
                                         1999       190,540(1)      75,946(1)       11,012           --          --

-------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series               2002     1,995,074      1,120,973         162,469       27,304         801
                                         2001     2,292,232      1,405,022         154,279        4,260         802
                                         2000     2,391,142      1,521,920         122,677          561          --
                                         1999     2,513,945      1,597,899          24,219           --          --
                                         1998     1,743,600      1,076,023              --           --          --
-------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                 2002       544,285        176,227          96,711       36,191       1,810
                                         2001       550,815        196,318          87,181       15,248       4,505
                                         2000       389,769        155,726          50,848        1,569         486
                                         1999        27,979(1)      43,323(1)        3,226           --          --
-------------------------------------------------------------------------------------------------------------------

                                                    CONTRACT TYPE
                                         -----------------------------------
                                                                    CONTRACT
                                                                 ANNIVERSARY
                                                      CONTRACT         DEATH
                                                   ANNIVERSARY      BENEFIT,
                                                         DEATH      "DECADE"
                                                       BENEFIT        LIVING
                                                    & "DECADE"     BENEFIT &
                                                        LIVING      EARNINGS
                                         YEAR          BENEFIT       BENEFIT
INVESTMENT OPTION                         END           RIDERS    RIDERS (7)
----------------------------------------------------------------------------
Fidelity VIP Contrafund -                2002           24,942            --
  Service Class                          2001           17,446            --
                                         2000           10,113            --
                                         1999               --            --
----------------------------------------------------------------------------
Fidelity VIP Equity-Income -             2002           37,323         7,056
  Service Class                          2001           29,387            --
                                         2000              271            --
                                         1999               --            --
----------------------------------------------------------------------------
Fidelity VIP Growth Opportunities        2002            3,432         1,606
  Portfolio - Service Class              2001            6,553            --
                                         2000            6,155            --
                                         1999               --            --
----------------------------------------------------------------------------
Fidelity VIP Mid Cap - Service Class     2002            9,028           966
                                         2001            4,297            --
                                         2000            5,045            --
                                         1999               --            --
----------------------------------------------------------------------------
Templeton Growth Securities -
  Class 2                                2002            2,677(8)         --
----------------------------------------------------------------------------
Janus Aspen Mid Cap Growth               2002           30,309            --
  Portfolio (formerly Janus Aspen        2001           29,928            --
  Aggressive Growth Portfolio)           2000           29,117            --
                                         1999               --            --
----------------------------------------------------------------------------
Janus Aspen Capital Appreciation         2002            2,633            --
  Portfolio                              2001              645            --
                                         2000              350            --
                                         1999               --            --
----------------------------------------------------------------------------
Janus Aspen Growth Portfolio             2002           28,898            --
                                         2001           25,536            --
                                         2000           26,365            --
                                         1999               --            --
----------------------------------------------------------------------------
Janus Aspen Worldwide Growth             2002           23,450           461
  Portfolio                              2001           21,813            --
                                         2000           18,626            --
                                         1999               --            --
----------------------------------------------------------------------------

Jennison Class II                        2002            2,575            --
                                         2001               --            --
----------------------------------------------------------------------------
MFS Emerging Growth Series               2002            6,181            --
                                         2001            5,675            --
                                         2000            4,210            --
                                         1999               --            --

----------------------------------------------------------------------------
MFS Investors Trust Series               2002           24,144         1,591
                                         2001           21,142            --
                                         2000            4,667            --
                                         1999               --            --
                                         1998               --            --
----------------------------------------------------------------------------
MFS New Discovery Series                 2002           23,718            --
                                         2001           15,728            --
                                         2000            1,155            --
                                         1999               --            --
----------------------------------------------------------------------------


                                                                   -------------
APPENDIX                                                           PROSPECTUS 57
                                                                   -------------

                                                                         CONTRACT TYPE
                                         -----------------------------------------------------------------------------



                                                                                                             7-YEAR
                                                                                  CONTRACT                  BENEFIT
                                                                               ANNIVERSARY                  RIDER &
                                                                    7-YEAR        ENHANCED     "DECADE"    "DECADE"
                                                                     DEATH           DEATH       LIVING      LIVING
                                         YEAR                      BENEFIT         BENEFIT      BENEFIT     BENEFIT
INVESTMENT OPTION                         END      BASIC(3)          RIDER        RIDER(3)    RIDER (4)      RIDERS
----------------------------------------------------------------------------------------------------------------------
MFS Research Series                      2002       262,883         62,349          36,734        3,695       1,958
                                         2001       354,286         81,667          43,821        4,433       1,226
                                         2000       278,735         68,687          17,439        3,102         941
                                         1999        37,056(1)      19,166(1)          584           --          --
----------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                  2002     2,995,050        606,790         502,298       45,647       9,191
                                         2001     1,576,891        437,404         247,904       14,448         172
                                         2000       376,061        177,865          45,873          612       1,385
                                         1999       128,045(1)      61,489(1)        1,332           --          --
----------------------------------------------------------------------------------------------------------------------

Van Kampen Life Investment Trust
  Growth and Income Portfolio -
  Class II                               2002        61,244(8)      29,309(8)       26,971(8)     5,271(8)       --

----------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
  Government Portfolio - Class II        2002       382,734(8)     137,074(8)       31,017(8)    58,859(8)       83(8)
----------------------------------------------------------------------------------------------------------------------

                                                   CONTRACT TYPE
                                         -----------------------------------
                                                                    CONTRACT
                                                                 ANNIVERSARY
                                                      CONTRACT         DEATH
                                                   ANNIVERSARY      BENEFIT,
                                                         DEATH      "DECADE"
                                                       BENEFIT        LIVING
                                                    & "DECADE"     BENEFIT &
                                                        LIVING      EARNINGS
                                         YEAR          BENEFIT       BENEFIT
INVESTMENT OPTION                         END           RIDERS    RIDERS (7)
----------------------------------------------------------------------------
MFS Research Series                      2002            5,356            --
                                         2001            1,599            --
                                         2000            1,611            --
                                         1999               --            --
----------------------------------------------------------------------------
MFS Total Return Series                  2002           17,326         2,957
                                         2001            1,558            --
                                         2000              153            --
                                         1999               --            --
----------------------------------------------------------------------------

Van Kampen Life Investment Trust
  Growth and Income Portfolio -
  Class II                               2002            1,772(8)         --

----------------------------------------------------------------------------
Van Kampen Life Investment Trust
  Government Portfolio - Class II        2002           11,222(8)      8,109(8)
----------------------------------------------------------------------------

(1)   Commencing July 6, 1999.
(2)   Commencing September 13, 1999.
(3) The Contract Anniversary Enhanced Death Benefit Rider became available under this contract commencing September 13, 1999.
(4) The Living Benefit Rider became available under this contract commencing December 20, 1999.
(5)   Commencing May 1, 2000.
(6)   Commencing May 1, 2001.
(7) The Earnings Benefit Rider became available under this contract commencing April 15, 2002.
(8)   Commencing May 1, 2002.


-------------
58 PROSPECTUS                                                           APPENDIX
-------------

INDIVIDUAL FLEXIBLE PREMIUM
DEFERRED VARIABLE
ANNUITY CONTRACT

Issued Through The Guardian Separate Account E of
The Guardian Insurance & Annuity Company, Inc.


Statement of Additional Information dated May 1, 2003

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account E (marketed under the name "The Guardian Investor Retirement Asset Manager") dated May 1, 2003.


A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                                    P.O. Box
                     26210 Lehigh Valley, Pennsylvania 18002
                                 1-800-221-3253

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

                 TABLE OF CONTENTS

                                                                           Page
                                                                           ----
                 Services to the Separate Account                           B-2

                 Annuity Payments                                           B-2

                 Tax Status of the Contracts                                B-3

                 Performance Data                                           B-4


                 Valuation of Assets of the Separate Account                B-13

                 Transferability Restrictions                               B-14

                 Experts-Financial Statements                               B-14

EB-013285 5/03



                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-1
                                                                             ---

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian Separate Account E (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.


Guardian Investor Services LLC ("GIS"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either Park Avenue Securities LLC or of other broker-dealers which have selling agreements with GIS and GIAC. In the years 2002, 2001 and 2000, GIAC paid commissions through GIS with respect to the sales of variable annuity contracts in the amount of $39,993,217, $33,476,514 and $48,391,404, respectively.


ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as annuity payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent annuity payments.


Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current Valuation Period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed investment return used in determining the annuity payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, any optional benefit rider charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.


Determination of the First Monthly Annuity Payment: At the time annuity payments begin, the value of the contract owner's account is determined by multiplying the appropriate variable or fixed accumulation unit value on the valuation period ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable or fixed accumulation units credited to the contract owner's account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

Determination of the Second and Subsequent Monthly Variable Annuity Payments:
The amount of the second and subsequent variable annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation period ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first monthly variable annuity payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the Variable Investment Options are made. If a transfer among the Variable Investment Options is made, the number of annuity units will be adjusted accordingly.


---
B-2                                          STATEMENT OF ADDITIONAL INFORMATION
---

The assumed investment return under the contract is the measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return, the variable annuity payments will remain constant in amount. If the actual net investment return exceeds the assumed investment return, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return, variable annuity payments will decrease.

For Options V-1, V-2 and V-3, the assumed investment return is 4%. Under Option V-4, you may choose a 0%, 31/2% or 5% assumed investment return.


The second and subsequent monthly payments made under a fixed annuity payout option will be equal to the amount of the first monthly fixed annuity payment (described above).

We may provide a contract owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the contract owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended ("Code") requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the contract.

Required Distributions. In order to be treated as annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder's death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder's death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-3
                                                                             ---

PERFORMANCE DATA


The tables below provide performance results for each of the Separate Account's Investment Divisions through December 31, 2002. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular contract owner. The first table below provides standardized performance results for the Separate Account's Investment Divisions from commencement of operations of the Separate Account or, if later, the availability of the Investment Division within the Separate Account. The second table below provides non-standard performance information for each Investment Division reflecting the investment experience of its underlying Funds for periods prior to the commencement of operations of the Separate Account (September 15, 1997) if the Funds existed prior to such date. Results for both tables were calculated by applying all contract and Separate Account level charges. For the second table, these contract and Separate Account level charges were applied to the historical Fund performance results for such prior periods. During such prior periods, the Funds were utilized as the underlying Funds for other separate accounts of GIAC which were established in connection with the issuance of other variable contracts.

The Investment Divisions corresponding to The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund were added to the Separate Account as of February 4, 2003. For performance information about these Investment Divisions, you should refer to the Fund prospectuses. These prospectuses were provided with the prospectus for the contract.

Average Annual Total Return Calculations

Average annual total return calculations illustrate each Investment Division's average annual total return over the periods shown. The average annual total return for an Investment Division for a specified period is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

         P(1 + T)^n  = ERV
 Where:  P           = a hypothetical purchase of $1,000 from which no sales
                       load is deducted.
         T           = average annual total return.
         n           = number of years.
         ERV         = ending redeemable value of the hypothetical $1,000
                       purchase at the end of the period.

The calculations assume that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period, that no transfers or additional purchase payments were made and that the surrender of the contract is at the end of each period. The Investment Division's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Investment Division for the period specified. Two types of average annual total return calculations can be shown - standard and non-standard. Standard average annual return calculations reflect all charges assessed against a contract and at the Separate Account level except for any annuity taxes that may be payable. The charges reflected include any applicable contingent deferred sales charge; the mortality and expense risk charge; and a pro-rated portion of the contract administration fee. See the Prospectus for a detailed description of such charges.

Non-standard average annual total returns are calculated in the same manner as standard returns but may utilize different assumptions and time periods.

The first section of each of the following tables was calculated using the standardized method prescribed by the Securities and Exchange Commission.

The second section of each of the following tables was calculated in the same manner as the first except that no contingent deferred sales charge was deducted since it is assumed that the contract continues through the end of each period.



---
B-4                                          STATEMENT OF ADDITIONAL INFORMATION
---

                                               TABLE I - STANDARDIZED PERFORMANCE

                                            (BC = Basic Contract;
                                        3 Riders = Basic Contract with
                                         Contract Anniversary Enhanced
                                        Death Benefit, Earnings Benefit
                                           and Living Benefit Riders)
                                        Average Annual Total Return for a             Average Annual Total Return on 12/31/02
                                        Contract Surrendered on 12/31/02              Assuming Contract Continues
                                      ----------------------------------------------------------------------------------------
                                                 Length of Investment Period               Length of Investment Period
                                      ----------------------------------------------------------------------------------------
                          Date Separate
                                Account                                Ten Years (or                          Ten Years (or
                              Commenced                                  Since Fund                             Since Fund
Investment                   Operations                                  Inception,                             Inception,
Division                  or, if later,     One Year      Five Years      If Less)    One Year    Five Years     If Less)
Corresponding                    Fund's     3 Riders       3 Riders       3 Riders    3 Riders     3 Riders      3 Riders
To                         Availability        BC             BC             BC          BC           BC            BC
------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash               09/15/97      (8.01)         2.05           2.30       (1.23)         2.56           2.61
Fund                                          (7.09)         2.21           2.47       (0.10)         2.75           2.81

The Guardian Bond               09/15/97       0.94          4.77           5.13        7.44          5.22           5.41
Fund                                           1.01          5.13           5.52        8.01          5.62           5.82

The Guardian Stock              09/15/97     (28.21)        (6.97)         (5.59)     (22.81)        (6.42)         (5.23)
Fund                                         (27.39)        (6.27)         (4.88)     (21.93)        (5.70)         (4.51)

The Guardian Small Cap          09/15/97     (23.34)        (3.50)         (2.76)     (17.56)        (2.92)         (2.40)
Stock Fund                                   (22.46)        (2.77)         (2.03)     (16.62)        (2.18)         (1.65)

The Guardian VC 500             09/13/99     (29.61)          N/A         (13.88)     (24.32)          N/A         (12.80)
Index Fund                                   (28.81)          N/A         (13.23)     (23.45)          N/A         (12.14)

The Guardian VC Asset           09/13/99     (27.31)          N/A          (9.24)     (21.84)          N/A          (8.11)
Allocation Fund                              (26.48)          N/A          (8.55)     (20.95)          N/A          (7.41)

The Guardian VC High            09/13/99      (8.11)          N/A          (2.88)      (1.19)          N/A          (1.68)
Yield Bond Fund                               (7.06)          N/A          (2.15)      (0.06)          N/A          (0.93)

Ballie Gifford                  09/15/97     (25.33)        (5.05)         (5.04)     (19.72)        (4.48)         (4.69)
International Fund                           (24.48)        (4.33)         (4.32)     (18.80)        (3.75)         (3.96)

Ballie Gifford Emerging         09/15/97     (15.03)        (4.55)         (7.03)      (8.63)        (3.98)         (6.69)
Markets Fund                                 (14.06)        (3.83)         (6.33)      (7.59)        (3.25)         (5.98)

Gabelli Capital Asset           09/15/97     (22.21)         2.32           3.92      (16.42)        (2.82)          4.22
Fund                                         (21.38)         2.49           4.22      (15.46)         3.03           4.54

AIM VI Capital                  07/06/99     (31.36)          N/A         (13.72)     (26.20)          N/A         (12.72)
Appreciation Fund                            (30.58)          N/A         (13.07)     (25.36)          N/A         (12.05)

AIM VI Global Utilities         07/06/99     (32.44)          N/A         (14.75)     (27.36)          N/A         (13.75)
Fund                                         (31.67)          N/A         (14.11)     (26.53)          N/A         (13.09)

AIM VI Premier Equity           07/06/99     (36.73)          N/A         (17.24)     (31.97)          N/A         (16.27)
Fund                                         (36.01)          N/A         (16.61)     (31.19)          N/A         (15.63)

AIM VI Government               08/23/00       1.05           N/A           5.07        7.56           N/A           6.89
Securities Fund                                1.13           N/A           5.45        8.13           N/A           7.41

Janus Aspen Mid Cap             07/06/99     (34.63)          N/A         (20.63)     (29.70)          N/A         (19.70)
Growth Portfolio                             (33.88)          N/A         (20.03)     (28.90)          N/A         (19.09)

Janus Aspen Capital             07/06/99     (23.68)          N/A         (12.36)     (17.73)          N/A         (11.33)
Appreciation Portfolio                       (22.81)          N/A         (11.70)     (16.79)          N/A         (10.66)


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-5
                                                                             ---

                                            (BC = Basic Contract;
                                        3 Riders = Basic Contract with
                                         Contract Anniversary Enhanced
                                        Death Benefit, Earnings Benefit
                                           and Living Benefit Riders)
                                        Average Annual Total Return for a             Average Annual Total Return on 12/31/02
                                        Contract Surrendered on 12/31/02              Assuming Contract Continues
                                      ----------------------------------------------------------------------------------------
                                                 Length of Investment Period               Length of Investment Period
                                      ----------------------------------------------------------------------------------------
                          Date Separate
                                Account                                Ten Years (or                          Ten Years (or
                              Commenced                                  Since Fund                             Since Fund
Investment                   Operations                                  Inception,                             Inception,
Division                  or, if later,     One Year      Five Years      If Less)    One Year    Five Years     If Less)
Corresponding                    Fund's     3 Riders       3 Riders       3 Riders    3 Riders     3 Riders      3 Riders
To                         Availability        BC             BC             BC          BC           BC            BC
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth              07/06/99     (33.33)          N/A         (17.27)     (28.31)          N/A         (16.30)
Portfolio                                    (32.57)          N/A         (16.64)     (27.49)          N/A         (15.66)

Janus Aspen Worldwide           07/06/99     (32.41)          N/A         (13.01)     (27.32)          N/A         (11.99)
Growth Portfolio                             (31.64)          N/A         (12.35)     (26.49)          N/A         (11.32)

Fidelity VIP Equity-            07/06/99     (24.69)          N/A          (9.41)     (19.03)          N/A          (8.35)
Income Portfolio                             (23.83)          N/A          (8.73)     (18.10)          N/A          (7.65)

Fidelity VIP Growth             07/06/99     (29.16)          N/A         (19.13)     (23.83)          N/A         (18.19)
Opportunities Portfolio                      (28.35)          N/A         (18.52)     (22.96)          N/A         (17.56)

Fidelity VIP Mid Cap            07/06/99     (18.25)          N/A           9.13      (12.10)          N/A           9.97
Portfolio                                    (17.32)          N/A           9.82      (11.10)          N/A          10.72

Fidelity VIP Contrafund         07/06/99     (17.83)          N/A          (8.59)     (11.64)          N/A          (7.52)
Portfolio                                    (16.89)          N/A          (7.90)     (10.63)          N/A          (6.81)

Davis Value Portfolio           07/06/99     (24.03)          N/A          (8.02)     (18.31)          N/A          (6.94)
                                             (23.16)          N/A          (7.32)     (17.38)          N/A          (6.23)

Davis Real Estate               07/06/99      (3.01)          N/A           3.59        4.17           N/A           4.56
Portfolio                                     (2.52)          N/A           3.86        4.48           N/A           4.90

Davis Financial Portfolio       07/06/99     (24.07)          N/A          (6.29)     (18.88)          N/A          (5.20)
                                             (23.69)          N/A          (5.58)     (17.95)          N/A          (4.47)

MFS Investors Trust             09/15/97     (27.84)        (5.43)         (3.88)     (22.90)        (4.87)         (3.52)
Series                                       (27.48)        (4.72)         (3.15)     (22.02)        (4.14)         (2.78)

MFS Research Series             07/06/99     (31.10)          N/A         (14.92)     (26.38)          N/A         (13.93)
                                             (30.75)          N/A         (14.28)     (25.54)          N/A         (13.27)

MFS Total Return Series         07/06/99     (13.42)          N/A          (1.16)      (7.49)          N/A           0.69
                                             (12.98)          N/A          (0.41)      (6.43)          N/A           0.74

MFS Emerging Growth             07/06/99     (39.52)          N/A         (18.65)     (35.38)          N/A         (17.71)
Series                                       (39.22)          N/A         (18.04)     (34.64)          N/A         (17.08)

MFS New Discovery               07/06/99     (37.57)          N/A          (5.95)     (33.30)          N/A          (4.86)
Series                                       (37.26)          N/A          (5.24)     (32.54)          N/A          (4.13)

Jennison Portfolio              05/01/01     (37.15)          N/A         (30.29)     (32.85)          N/A         (27.64)
                                             (36.83)          N/A         (29.76)     (32.08)          N/A         (27.09)

Value Line Centurion            09/15/97     (29.63)        (4.23)         (4.24)     (24.82)        (3.64)         (3.89)
Fund                                         (29.28)        (3.51)         (3.52)     (23.96)        (2.91)         (3.15)


---
B-6                                          STATEMENT OF ADDITIONAL INFORMATION
---

                                            (BC = Basic Contract;
                                        3 Riders = Basic Contract with
                                         Contract Anniversary Enhanced
                                        Death Benefit, Earnings Benefit
                                           and Living Benefit Riders)
                                        Average Annual Total Return for a             Average Annual Total Return on 12/31/02
                                        Contract Surrendered on 12/31/02              Assuming Contract Continues
                                      ----------------------------------------------------------------------------------------
                                                 Length of Investment Period               Length of Investment Period
                                      ----------------------------------------------------------------------------------------
                          Date Separate
                                Account                                Ten Years (or                          Ten Years (or
                              Commenced                                  Since Fund                             Since Fund
Investment                   Operations                                  Inception,                             Inception,
Division                  or, if later,     One Year      Five Years      If Less)    One Year    Five Years     If Less)
Corresponding                    Fund's     3 Riders       3 Riders       3 Riders    3 Riders     3 Riders      3 Riders
To                         Availability        BC             BC             BC          BC           BC            BC
------------------------------------------------------------------------------------------------------------------------------
Value Line Strategic            09/15/97     (20.13)         2.14           2.66      (14.54)         2.65           2.96
Asset Management Trust                       (19.73)         2.30           2.86      (13.69)         2.85           3.19

AllianceBernstein Value         05/01/02     (20.52)          N/A         (22.30)     (15.08)          N/A         (16.44)
Portfolio                                       N/A           N/A         (21.71)     (14.11)          N/A         (15.82)

AllianceBernstein
Growth & Income                 05/01/02     (29.03)          N/A         (27.24)     (23.88)          N/A         (21.77)
Portfolio                                       N/A           N/A         (26.69)     (23.30)          N/A         (21.17)

AllianceBernstein
Premier Growth                  05/01/02     (36.85)          N/A         (27.71)     (32.11)          N/A         (22.28)
Portfolio                                       N/A           N/A         (27.16)     (31.76)          N/A         (21.68)

AllianceBernstein               05/01/02     (46.87)          N/A         (37.43)     (43.22)          N/A         (32.73)
Technology Portfolio                            N/A           N/A         (36.96)     (42.58)          N/A         (32.21)

Van Kampen Life
Investment Trust                05/01/02       0.82           N/A          (1.61)       7.34           N/A           5.70
Government Portfolio                            N/A           N/A          (0.87)       7.88           N/A           6.13

Van Kampen Life
Investment Trust
Growth & Income                 05/01/02     (22.16)          N/A         (24.70)     (16.83)          N/A         (19.04)
Portfolio                                       N/A           N/A         (24.13)     (15.88)          N/A         (18.42)

Templeton Growth                05/01/02     (25.57)          N/A         (26.89)     (20.48)          N/A         (21.40)
Securities Fund                                 N/A           N/A         (26.34)     (19.57)          N/A         (20.80)


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-7
                                                                             ---

                                            TABLE II - NON-STANDARDIZED PERFORMANCE

                                            (BC = Basic Contract;
                                        3 Riders = Basic Contract with
                                         Contract Anniversary Enhanced
                                        Death Benefit, Earnings Benefit
                                           and Living Benefit Riders)
                                        Average Annual Total Return for a             Average Annual Total Return on 12/31/02
                                        Contract Surrendered on 12/31/02              Assuming Contract Continues
                                      ----------------------------------------------------------------------------------------
                                                 Length of Investment Period               Length of Investment Period
                                      ----------------------------------------------------------------------------------------
                                                                       Ten Years (or                          Ten Years (or
                                                                         Since Fund                             Since Fund
Investment                                                               Inception,                             Inception,
Division                        Date of     One Year      Five Years      If Less)    One Year    Five Years     If Less)
Corresponding                      Fund     3 Riders       3 Riders       3 Riders    3 Riders     3 Riders      3 Riders
To                            Inception        BC             BC             BC          BC           BC            BC
------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash               11/10/81      (8.01)         2.05           2.51       (1.23)         2.56         2.51
Fund                                          (7.09)         2.21           2.89       (0.10)         2.75         2.89

The Guardian Bond               05/01/83       0.94          4.77           4.84        7.44          5.22         4.84
Fund                                           1.01          5.13           5.56        8.01          5.62         5.56

The Guardian Stock              04/13/83     (28.21)        (6.97)          5.83      (22.81)        (6.42)        5.83
Fund                                         (27.39)        (6.27)          6.70      (21.93)        (5.70)        6.70

The Guardian Small              07/16/97     (23.34)        (3.50)         (1.14)     (17.56)        (2.92)        0.20
Cap Stock Fund                               (22.46)        (2.77)         (0.14)     (16.62)        (2.18)        0.23

The Guardian VC 500             09/13/99     (29.61)          N/A         (14.10)     (24.32)          N/A       (13.02)
Index Fund                                   (28.81)          N/A         (13.23)     (23.45)          N/A       (12.14)

The Guardian VC Asset           09/13/99     (27.31)          N/A          (9.46)     (21.84)          N/A        (8.34)
Allocation Fund                              (26.48)          N/A          (8.55)     (20.95)          N/A        (7.41)

The Guardian VC High            09/13/99      (8.11)          N/A          (3.13)      (1.19)          N/A        (1.92)
Yield Bond Fund                               (7.06)          N/A          (2.15)      (0.06)          N/A        (0.93)

Ballie Gifford                  02/08/91     (25.33)        (5.05)         (5.10)     (19.72)        (4.48)        3.60
International Fund                           (24.48)        (4.33)         (4.14)     (18.80)        (3.75)        4.14

Ballie Gifford Emerging         10/17/94     (15.03)        (4.55)         (2.23)      (8.63)        (3.98)       (2.23)
Markets Fund                                 (14.06)        (3.83)         (1.24)      (7.59)        (3.25)       (1.24)

Gabelli Capital Asset           05/01/95     (22.21)         2.32           7.73      (16.42)        (2.82)        7.73
Fund                                         (21.38)         2.49           8.89      (15.46)         3.03         8.89

AIM VI Capital                  05/05/92     (31.36)        (4.13)          5.49      (26.20)        (3.56)        5.49
Appreciation Fund                            (30.58)        (3.41)          6.31      (25.36)        (2.82)        6.31

AIM VI Global Utilities         05/02/94     (32.44)        (6.54)          2.01      (27.36)        (5.98)        2.01
Fund                                         (31.67)        (5.83)          2.31      (26.53)        (5.26)        2.31

AIM VI Premier Equity           05/05/93     (36.73)        (4.80)          5.57      (31.97)        (4.23)        5.57
Fund                                         (36.01)        (4.08)          6.40      (31.19)        (3.50)        6.40

AIM VI Government               05/05/93       1.05          4.19           3.91        7.56         (4.66)        3.91
Securities Fund                                1.13          4.51           4.50        8.13          5.01         4.50

Janus Aspen Mid Cap             09/13/93     (34.63)        (4.69)          5.06      (29.70)        (4.11)        5.06
Growth Portfolio                             (33.88)        (3.97)          5.82      (28.90)        (3.38)        5.82

Janus Aspen Capital             05/01/97     (23.68)         5.08           8.08      (17.73)         5.52         8.29
Appreciation Portfolio                       (22.81)         5.46           9.29      (16.79)         5.94         9.53


---
B-8                                          STATEMENT OF ADDITIONAL INFORMATION
---

                                            (BC = Basic Contract;
                                        3 Riders = Basic Contract with
                                         Contract Anniversary Enhanced
                                        Death Benefit, Earnings Benefit
                                           and Living Benefit Riders)
                                        Average Annual Total Return for a             Average Annual Total Return on 12/31/02
                                        Contract Surrendered on 12/31/02              Assuming Contract Continues
                                      ----------------------------------------------------------------------------------------
                                                 Length of Investment Period               Length of Investment Period
                                      ----------------------------------------------------------------------------------------
                                                                       Ten Years (or                          Ten Years (or
                                                                         Since Fund                             Since Fund
Investment                                                               Inception,                             Inception,
Division                        Date of     One Year      Five Years      If Less)    One Year    Five Years     If Less)
Corresponding                      Fund     3 Riders       3 Riders       3 Riders    3 Riders     3 Riders      3 Riders
To                            Inception        BC             BC             BC          BC           BC            BC
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth              09/13/93     (33.33)        (4.21)          4.76      (28.31)        (3.64)        4.76
Portfolio                                    (32.57)        (3.49)          5.47      (27.49)        (2.90)        5.47

Janus Aspen Worldwide           09/13/93     (32.41)        (2.03)          7.77      (27.32)        (1.44)        7.77
Growth Portfolio                             (31.64)        (1.29)          8.92      (26.49)        (0.69)        8.92

Fidelity VIP                    10/09/86     (24.69)        (2.45)          7.19      (19.03)        (1.86)        7.19
Equity-Income Portfolio                      (23.83)        (1.71)          8.27      (18.10)        (1.11)        8.27

Fidelity VIP Growth             01/03/95     (29.16)        (8.91)          3.02      (23.83)        (8.36)        3.02
Opportunities Portfolio                      (28.35)        (8.22)          3.47      (22.96)        (7.66)        3.47

Fidelity VIP Mid Cap            12/28/98     (18.25)          N/A          11.76      (12.10)          N/A        12.21
Portfolio                                    (17.32)          N/A          13.52      (11.10)          N/A        14.03

Fidelity VIP Contrafund         01/03/95     (17.83)         1.57           9.33      (11.64)         2.09         9.33
Portfolio                                    (16.89)         1.69          10.72      (10.63)         2.25        10.72

Davis Value Portfolio           07/01/99     (24.03)          N/A          (8.10)     (18.31)          N/A        (7.02)
                                             (23.16)          N/A          (7.17)     (17.38)          N/A        (6.08)

Davis Real Estate               07/01/99      (3.01)          N/A           3.15        4.17           N/A         4.05
Portfolio                                     (2.52)          N/A           3.62        4.48           N/A         4.66

Davis Financial Portfolio       07/01/99     (24.07)          N/A          (6.14)     (18.88)          N/A        (5.04)
                                             (23.69)          N/A          (5.19)     (17.95)          N/A        (4.08)
MFS Investors Trust             10/09/95     (27.84)        (5.43)          3.72      (22.90)        (4.87)        3.72
Series                                       (27.48)        (4.72)          4.28      (22.02)        (4.14)        4.28

MFS Research Series             07/26/95     (31.10)        (5.44)          2.89      (26.38)        (4.87)        2.89
                                             (30.75)        (4.73)          3.32      (25.54)        (4.14)        3.32

MFS Total Return                01/03/95     (13.42)         2.87           8.04       (7.49)         3.37         8.04
Series                                       (12.98)         3.09           9.24       (6.43)         3.62         9.24

MFS Emerging Growth             07/24/95     (39.52)        (6.00)          2.87      (35.38)        (5.43)        2.87
Series                                       (39.22)        (5.29)          3.30      (34.64)        (4.71)        3.30

MFS New Discovery               05/01/98     (37.57)          N/A           0.55      (33.30)          N/A         1.08
Series                                       (37.26)          N/A           0.63      (32.54)          N/A         1.25

Jennison Portfolio              04/25/95     (37.15)        (4.67)          5.16      (32.85)        (4.10)        5.16
                                             (36.83)        (3.95)          5.93      (32.08)        (3.37)        5.93


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-9
                                                                             ---

                                            (BC = Basic Contract;
                                        3 Riders = Basic Contract with
                                         Contract Anniversary Enhanced
                                        Death Benefit, Earnings Benefit
                                           and Living Benefit Riders)
                                        Average Annual Total Return for a             Average Annual Total Return on 12/31/02
                                        Contract Surrendered on 12/31/02              Assuming Contract Continues
                                      ----------------------------------------------------------------------------------------
                                                 Length of Investment Period               Length of Investment Period
                                      ----------------------------------------------------------------------------------------
                                                                       Ten Years (or                          Ten Years (or
                                                                         Since Fund                             Since Fund
Investment                                                               Inception,                             Inception,
Division                        Date of     One Year      Five Years      If Less)    One Year    Five Years     If Less)
Corresponding                      Fund     3 Riders       3 Riders       3 Riders    3 Riders     3 Riders      3 Riders
To                            Inception        BC             BC             BC          BC           BC            BC
------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion            11/15/83     (29.63)        (4.23)          4.84      (24.82)        (3.64)        4.84
Fund                                         (29.28)        (3.51)          5.56      (23.96)        (2.91)        5.56

Value Line Strategic            10/01/87     (20.13)         2.14           6.12      (14.54)         2.65         6.12
Asset Management Trust                       (19.73)         2.30           7.03      (13.69)         2.85         7.03

AllianceBernstein Value         05/01/01     (20.52)          N/A         (13.04)     (15.08)          N/A        (9.15)
Portfolio                                    (20.12)          N/A         (12.17)     (14.11)          N/A        (8.84)

AllianceBernstein
Growth & Income                 01/14/91     (29.03)        (5.57)          4.80      (23.88)        (5.01)        4.80
Portfolio                                    (28.67)        (4.86)          5.52      (23.30)        (4.28)        5.52

AllianceBernstein
Premier Growth                  06/26/92     (36.85)        (4.07)          6.76      (32.11)        (3.50)        6.76
Portfolio                                    (36.54)        (3.35)          7.77      (31.76)        (2.76)        7.77

AllianceBernstein               01/11/96     (46.87)        (3.10)          0.45      (43.22)        (2.52)        0.57
Technology Portfolio                         (46.60)        (2.37)          0.52      (42.58)        (1.77)        0.66

Van Kampen Life
Investment Trust                04/07/86       0.82          4.33           4.31        7.34          4.79         4.31
Government Portfolio                           0.88          4.66           4.95        7.88          5.15         4.95

Van Kampen Life
Investment Trust Growth         12/23/96     (22.16)         3.10           5.66      (16.83)         3.58         5.77
& Income Portfolio                           (21.77)         3.33           6.51      (15.88)         3.85         6.63

Templeton Growth                03/15/94     (25.57)        (1.25)          4.31      (20.48)         0.09         4.31
Securities Fund                              (25.20)        (0.50)          4.95      (19.57)         0.10         4.95

Change in Accumulation Unit Value

The following performance information illustrates the cumulative change and the actual annual change in accumulation unit values for the periods specified for each Investment Division and is computed differently than the standardized average annual total return information. No information is provided for Investment Divisions that were added after December 31, 2002.

An Investment Division's cumulative change in accumulation unit values is the rate at which the value of an accumulation unit changed over the time period illustrated. The actual annual change in accumulation unit values is the rate at which the value of an accumulation unit changed over each 12-month period illustrated. The rates of change in accumulation unit values quoted in the tables reflect a deduction for the mortality and expense risk charge and administrative charge. They do not reflect deductions for any enhanced death benefit charges, any contingent deferred sales charge, contract administration fee or annuity taxes. The rates of change would be lower if these charges were included.


----
B-10                                         STATEMENT OF ADDITIONAL INFORMATION
----

                                 BASIC CONTRACT


                                                                          Cumulative Change in Accumulation Unit Value
                                                                               for Period Ended December 31, 2002
                                                                     ------------------------------------------------------
                                                                                             Ten Years (or
                                                                                                Since Fund
Investment Division                                                                             Inception,     Date of Fund
Corresponding To                                                     One Year   Five Years        If Less)        Inception
                                                                     ------------------------------------------------------
The Guardian Cash Fund ...........................................      -0.02        15.01           34.08         11/10/81
The Guardian Bond Fund ...........................................       8.10        31.97           73.28           5/1/83
The Guardian Stock Fund ..........................................     -21.87       -25.11           92.94          4/13/83
The Guardian Small Cap Stock Fund ................................     -16.55       -10.05            1.72          7/16/97
The Guardian VC 500 Index Fund ...................................     -23.39          N/A          -34.57          9/13/99
The Guardian VC Asset Allocation Fund ............................     -20.89          N/A          -22.21          9/13/99
The Guardian VC High Yield Bond Fund .............................       0.03          N/A           -2.76          9/13/99
Gabelli Capital Asset Fund .......................................     -15.39        16.58           93.36           5/1/95
Baillie Gifford International Fund ...............................     -18.73       -17.05           51.33           2/8/91
Baillie Gifford Emerging Markets Fund ............................      -7.51       -14.86           -9.10         10/17/94
Value Line Centurion Fund ........................................     -23.90       -13.39           73.28         11/15/83
Value Line Strategic Asset Management Trust ......................     -13.62        15.54           98.84          10/1/87
AIM V.I. Capital Appreciation Fund ...............................     -25.30       -12.98           81.97           5/5/93
AIM V.I. Global Utilities Fund ...................................     -26.46       -23.36           22.73           5/2/94
AIM V.I. Government Securities Fund ..............................       8.22        28.21           54.10           5/5/93
AIM V.I. Premier Equity Fund .....................................     -31.13       -15.96           83.54           5/5/93
AllianceBernstein Value Portfolio (Class B) ......................     -14.04           --          -14.16           5/1/01
AllianceBernstein Growth and Income Portfolio (Class B) ..........     -23.24       -19.32           72.63          1/14/91
AllianceBernstein Premier Growth Portfolio (Class B) .............     -31.71       -12.71          113.15          6/26/92
AllianceBernstein Technology Portfolio (Class B) .................     -42.54        -8.18            5.29          1/11/96
Davis Financial Portfolio ........................................     -17.88          N/A          -13.30           7/1/99
Davis Real Estate Portfolio ......................................       4.57          N/A           17.61           7/1/99
Davis Value Portfolio ............................................     -17.31          N/A          -19.45           7/1/99
Fidelity VIP Contrafund Portfolio (Service Class) ................     -10.56        12.21          127.10           1/3/95
Fidelity VIP Equity-Income Portfolio (Service Class) .............     -18.04        -5.05          123.26          10/9/86
Fidelity VIP Growth Opportunities Portfolio (Service Class) ......     -22.89       -32.60           32.20           1/3/95
Fidelity VIP Mid Cap Portfolio (Service Class) ...................     -11.02          N/A           69.77         12/28/98
Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen
  Aggressive Growth Portfolio) (Institutional Shares) ............     -28.84       -15.46           70.54          9/13/93
Janus Aspen Capital Appreciation Portfolio (Institutional Shares).     -16.73        33.99           68.21           5/1/97
Janus Aspen Growth Portfolio (Institutional Shares) ..............     -27.43       -13.31           65.32          9/13/93
Janus Aspen Worldwide Growth Portfolio (Institutional Shares) ....     -26.43        -2.99          123.12          9/13/93
Jennison Portfolio (Class II) ....................................     -32.03       -15.38           56.68          4/25/95
MFS Emerging Growth Series (Initial Class) .......................     -34.59       -21.11           28.13          7/24/95
MFS Investors Trust Series (Initial Class) .......................     -21.95       -18.71           36.15          10/9/95
MFS New Discovery Series (Initial Class) .........................     -32.49          N/A            6.36           5/1/98
MFS Research Series (Initial Class) ..............................     -25.48       -18.73           28.27          7/26/95
MFS Total Return Series (Initial Class) ..........................      -6.35        19.93          104.04           1/3/95
Templeton Growth Securities Fund .................................     -19.51         0.94           54.01          3/15/94
Van Kampen Life Investment Trust Growth and Income Portfolio
  (Class II) .....................................................     -15.81        21.30           47.92         12/23/96
Van Kampen Life Investment Trust Government Portfolio
  (Class II) .....................................................       7.97        29.09           63.54           4/7/86



                                                                            ----
STATEMENT OF ADDITIONAL INFORMATION                                         B-11
                                                                            ----

                                                                 Change in Accumulation Unit Value for
                                                                   12-Month Period ended December 31,
                                                                          (For Basic Contract)
                                               --------------------------------------------------------------------------
Investment Division
Corresponding To                                 1992     1993      1994      1995     1996      1997      1998     1999
                                                 ----     ----      ----      ----     ----      ----      ----     ----
The Guardian Cash Fund                           1.93     1.36      2.52      4.22     3.67      3.83      3.80     3.47
The Guardian Bond Fund                           6.35     8.48     -4.66     16.12     1.58      7.63      6.74    -2.08
The Guardian Stock Fund                         18.57    18.46     -2.51     32.98    25.30     33.89     18.37    29.53
The Guardian Small Cap Stock Fund                                                                3.20*    -6.93    33.36
The Guardian VC 500 Index Fund                                                                                      8.88*
The Guardian VC Asset Allocation Fund                                                                               7.62*
The Guardian VC High Yield Bond Fund                                                                                2.50*
Gabelli Capital Asset Fund                                                    7.45*    9.62     40.81     10.31    18.31
Baillie Gifford International Fund             -10.05    32.36     -0.39      9.84    13.96     10.53     19.66    37.37
Baillie Gifford Emerging Markets Fund                             -12.19*    -1.84    23.02      0.70    -27.69    70.11
Value Line Centurion Fund ("VLCF")               4.60     7.84     -3.43     38.33    15.86     19.87     25.88    26.62
Value Line Strategic Asset Management
  Trust ("VLSAM")                               13.61    10.46     -6.07     26.93    14.41     14.21     25.86    22.76
AIM V.I. Capital Appreciation Fund                       18.51*     1.22     33.96    16.14     12.05     17.83    48.33
AIM V.I. Global Utilities Fund                                     -3.73*    25.16    10.67     20.08     15.08    31.88
AIM V.I. Government Securities Fund                       2.70*    -4.93     14.12     0.99      6.82      6.36    -2.57
AIM V.I. Premier Equity Fund                             13.88*     2.74     34.51    13.61     22.15     30.72    28.28
AllianceBernstein Value Portfolio (Class B)
AllianceBernstein Growth and Income
  Portfolio (Class B)                            6.58    10.30     -1.59     34.06    22.53     20.01      8.21    -1.61
AllianceBernstein Premier Growth
  Portfolio (Class B)                           13.07*   11.22     -4.17     43.04    21.16     32.19     46.12    30.50
AllianceBernstein Technology
  Portfolio (Class B)                                                                  9.06*     5.14     61.74    73.52
Davis Financial Portfolio                                                                                          -7.76*
Davis Real Estate Portfolio                                                                                       -13.36*
Davis Value Portfolio                                                                                               1.99*
Fidelity VIP Contrafund Portfolio
  (Service Class)                                                            38.00*   19.69     22.53     28.31    22.64
Fidelity VIP Equity Income Portfolio
  (Service Class)                               15.42    16.82      5.73     33.41    12.84     26.46     10.15     4.93
Fidelity VIP Growth Opportunities
  Portfolio (Service Class)                                                  30.89*   16.78     28.33     22.95     2.88
Fidelity VIP Mid Cap Portfolio
  (Service Class)                                                                                          3.09*   47.08
Janus Aspen Mid Cap Growth Portfolio
  (formerly Janus Aspen Aggressive
Growth Portfolio) (Institutional Shares)                 17.61*    14.88     25.90     6.59     11.26     32.58   122.59
Janus Aspen Capital Appreciation
  Portfolio (Institutional Shares)                                                              25.54*    56.14    64.91
Janus Aspen Growth Portfolio
  (Institutional Shares)                                  3.11*     1.48     28.55    16.96     21.21     33.96    42.19
Janus Aspen Worldwide Growth Portfolio
  (Institutional Shares)                                 18.65*     0.27     25.78    27.41     20.63     27.31    62.40
Jennison Portfolio (Class II)                                                26.02*   12.97     30.07     35.74    40.43
MFS Emerging Growth Series
  (Initial Class)                                                            16.76*   15.56     20.38     32.54    74.51
MFS Investors Trust Series (Initial Class)                                    6.34*   22.89     28.16     20.80     5.36
MFS New Discovery Series (Initial Class)                                                                   1.34*   71.26
MFS Research Series (Initial Class)                                          10.03*   20.79     18.76     21.84    22.50
MFS Total Return Series (Initial Class)                                      25.77*   12.93     19.78     10.93     1.80
Templeton Growth Securities Fund                                    2.12*    11.31    19.76     12.08      7.61    19.33
Van Kampen Life Investment Trust
  Growth and Income Portfolio
  (Class II)                                                                          -0.33*    22.36     18.12    11.58
Van Kampen Life Investment Trust
  Government Portfolio (Class II)                4.41     6.52     -5.82     15.70     0.83      8.24      7.23    -4.80

                                                Change in Accumulation Unit Value for
                                                  12-Month Period ended December 31,
                                                        (For Basic Contract)
                                               -------------------------------------
Investment Division
Corresponding To                                       2000      2001      2002
                                                       ----      ----      ----
The Guardian Cash Fund                                 4.71      2.29     -0.02
The Guardian Bond Fund                                 8.65      7.50      8.10
The Guardian Stock Fund                              -19.41    -22.43    -21.87
The Guardian Small Cap Stock Fund                     -4.58     -8.98    -16.55
The Guardian VC 500 Index Fund                        -9.80    -13.03    -23.39
The Guardian VC Asset Allocation Fund                  1.72    -10.17    -20.89
The Guardian VC High Yield Bond Fund                  -7.25      2.26      0.03
Gabelli Capital Asset Fund                             4.24      1.28    -15.39
Baillie Gifford International Fund                   -21.00    -21.40    -18.73
Baillie Gifford Emerging Markets Fund                -28.71      4.97     -7.51
Value Line Centurion Fund ("VLCF")                   -13.56     17.40    -23.90
Value Line Strategic Asset Management
  Trust ("VLSAM")                                      0.68    -14.02    -13.62
AIM V.I. Capital Appreciation Fund                   -12.02    -24.24    -25.30
AIM V.I. Global Utilities Fund                        -3.50    -28.83    -26.46
AIM V.I. Government Securities Fund                    8.80      5.08      8.22
AIM V.I. Premier Equity Fund                         -15.71    -13.66    -31.13
AllianceBernstein Value Portfolio (Class B)                     -0.14*   -14.04
AllianceBernstein Growth and Income
  Portfolio (Class B)                                  4.65     -5.67    -23.24
AllianceBernstein Premier Growth
  Portfolio (Class B)                                -17.82    -18.44    -31.71
AllianceBernstein Technology
  Portfolio (Class B)                                -22.65    -26.39    -42.54
Davis Financial Portfolio                             29.34    -11.50    -17.88
Davis Real Estate Portfolio                           21.80      4.17      4.57
Davis Value Portfolio                                  7.94    -11.52    -17.31
Fidelity VIP Contrafund Portfolio
  (Service Class)                                     -7.88    -13.46    -10.56
Fidelity VIP Equity Income Portfolio
  (Service Class)                                      6.95     -6.28    -18.04
Fidelity VIP Growth Opportunities
  Portfolio (Service Class)                          -18.21    -15.51    -22.89
Fidelity VIP Mid Cap Portfolio
  (Service Class)                                     31.87     -4.58    -11.02
Janus Aspen Mid Cap Growth Portfolio
  (formerly Janus Aspen Aggressive
Growth Portfolio) (Institutional Shares)             -32.67    -40.21    -28.84
Janus Aspen Capital Appreciation
  Portfolio (Institutional Shares)                   -19.21    -22.66    -16.73
Janus Aspen Growth Portfolio
  (Institutional Shares)                             -15.62    -25.68    -27.43
Janus Aspen Worldwide Growth Portfolio
  (Institutional Shares)                             -16.72    -23.41    -26.43
Jennison Portfolio (Class II)                        -18.74    -19.63    -32.03
MFS Emerging Growth Series
  (Initial Class)                                    -20.61    -34.32    -34.59
MFS Investors Trust Series (Initial Class)            -1.39    -17.01    -21.95
MFS New Discovery Series (Initial Class)              -3.21     -6.22    -32.49
MFS Research Series (Initial Class)                   -6.04    -22.24    -25.48
MFS Total Return Series (Initial Class)               14.57     -1.01     -6.35
Templeton Growth Securities Fund                       0.21     -2.55    -19.51
Van Kampen Life Investment Trust
  Growth and Income Portfolio
  (Class II)                                          17.83     -7.23    -15.81
Van Kampen Life Investment Trust
  Government Portfolio (Class II)                     11.12      5.39      7.97


* From date of commencement of public offering of Fund's shares through December 31.


----
B-12                                         STATEMENT OF ADDITIONAL INFORMATION
----

Calculation of Yield Quotations for The Guardian Cash Fund Investment Division


The yield of the Investment Division of the Separate Account investing in The Guardian Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or The Guardian Cash Fund and unrealized appreciation and depreciation with respect to The Guardian Cash Fund's portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing
(1) the net change in the value of the contract for the base period (see "Accumulation Period" in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division's average contract size. The current annualized yield of the Cash Fund Investment Division for the 7-day period ended December 31, 2002 was 0.93%.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result. The effective annualized yield of The Guardian Cash Fund Investment Division for the 7-day period ended December 31, 2002 was 0.93%.


The current and effective yields of The Guardian Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in The Guardian Cash Fund's portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

Performance Comparisons

Advertisements and sales literature for the Separate Account's Investment Divisions and their underlying Funds may compare their performance to other investment vehicles and the separate accounts of other insurance companies as reflected in independent performance data furnished by sources such as Lipper Analytical Services, Inc., Morningstar, and Variable Annuity Research & Data Service, all of which are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. The performance analyses prepared by such services rank issuers on the basis of total return, assuming reinvestment of distributions, but may not take sales charges, redemption fees, or certain expense deductions into consideration. In addition, promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts.

We may provide a contract owner with personalized reports which use historical performance to demonstrate how the performance of the underlying investment options and the fixed-rate option would have affected the selected portfolio value, the contract surrender value, and the death benefit in the accumulation period and the income stream upon annuitization if he/she had purchased the contract at some time in the past. These reports are based upon historical information and are not necessarily representative of future performance.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC's Board of Directors.


                                                                            ----
STATEMENT OF ADDITIONAL INFORMATION                                         B-13
                                                                            ----

TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

EXPERTS

The consolidated financial statements of GIAC as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the financial statements of the Separate Account as of December 31, 2002 and for the periods ended December 31, 2002 and 2001, included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


----
B-14                                         STATEMENT OF ADDITIONAL INFORMATION
----

This page intentionally left blank.


                                                                            ----
                                                                            B-15
                                                                            ----

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF
THE GUARDIAN SEPARATE ACCOUNT E
--------------------------------------------------------------------------------

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

                                                                                          Investment Divisions
                                                                      ----------------------------------------------------------
                                                                                                                        Guardian
                                                                                          Guardian       Guardian        VC High
                                                                           Guardian         VC 500       VC Asset          Yield
                                                                              Stock          Index     Allocation           Bond
                                                                      -------------   ------------   ------------   ------------
Assets:
    Shares owned in underlying fund ...............................       7,554,279      2,284,854      1,453,416        661,453
    Net asset value per share (NAV) ...............................           22.71           6.44           6.78           7.61
                                                                      -------------   ------------   ------------   ------------
       Total Assets (Shares x NAV) ................................   $ 171,557,669   $ 14,714,462   $  9,854,163   $  5,033,659
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. .........         333,627         35,952         21,083         29,103
                                                                      -------------   ------------   ------------   ------------
Net Assets ........................................................   $ 171,224,042   $ 14,678,510   $  9,833,080   $  5,004,556
                                                                      =============   ============   ============   ============
Net Assets: Regular Contract
    Contract Value in accumulation period .........................   $ 118,938,872   $ 10,403,786   $  5,907,353   $  3,485,438
                                                                      -------------   ------------   ------------   ------------
       Net Assets .................................................   $ 118,938,872   $ 10,403,786   $  5,907,353   $  3,485,438
       Units Outstanding ..........................................      15,217,940      1,593,425        759,471        358,130
       Unit Value (accumulation) ..................................   $        7.82   $       6.53   $       7.78   $       9.73
Net Assets: Contracts with Living Benefit Rider
    Contract Value in accumulation period .........................   $     466,451   $    323,514   $      8,585   $     34,935
                                                                      -------------   ------------   ------------   ------------
       Net Assets .................................................   $     466,451   $    323,514   $      8,585   $     34,935
       Units Outstanding ..........................................          89,370         52,328          1,163          3,714
       Unit Value (accumulation) ..................................   $        5.22   $       6.18   $       7.38   $       9.41
Net Assets: Contracts with 7 Year Enhanced Death
    Benefit Rider (EDBR)
    Contract Value in accumulation period .........................   $  41,322,829   $  2,417,685   $  2,568,373   $    748,522
                                                                      -------------   ------------   ------------   ------------
       Net Assets .................................................   $  41,322,829   $  2,417,685   $  2,568,373   $    748,522
       Units Outstanding ..........................................       5,343,737        372,751        332,397         77,423
       Unit Value (accumulation) ..................................   $        7.73   $       6.49   $       7.73   $       9.67
Net Assets: Contracts with 7 Year EDBR Plus Living Benefit
    Rider (LBR) or Earnings Benefit Rider (EBR)
    Contract Value in accumulation period .........................   $      54,365   $     68,790   $         --   $         --
                                                                      -------------   ------------   ------------   ------------
       Net Assets .................................................   $      54,365   $     68,790   $         --   $         --
       Units Outstanding ..........................................          10,480         11,195             --             --
       Unit Value (accumulation) ..................................   $        5.19   $       6.14             --             --
Net Assets: Contracts with any One Rider, Contract Anniversary
    Enhanced Death Benefit Rider (CAEDB), LBR or EBR
    Contract Value in accumulation period .........................   $   9,635,579   $  1,293,024   $  1,233,517   $    671,795
                                                                      -------------   ------------   ------------   ------------
       Net Assets .................................................   $   9,635,579   $  1,293,024   $  1,233,517   $    671,795
       Units Outstanding ..........................................       1,654,148        199,686        159,906         69,602
       Unit Value (accumulation) ..................................   $        5.83   $       6.48   $       7.71   $       9.65
Net Assets: Contracts with any Two Riders, CAEDB Plus LBR and EBR
    Contract Value in accumulation period .........................   $     403,922   $     57,100   $     69,926   $     18,600
                                                                      -------------   ------------   ------------   ------------
       Net Assets .................................................   $     403,922   $     57,100   $     69,926   $     18,600
       Units Outstanding ..........................................          77,983          9,307          9,544          1,992
       Unit Value (accumulation) ..................................   $        5.18   $       6.14   $       7.33   $       9.34
Net Assets: Contracts with CAEDB, LBR and EBR
    Contract Value in accumulation period .........................   $          --   $         --   $         --   $         --
                                                                      -------------   ------------   ------------   ------------
       Net Assets .................................................   $          --   $         --   $         --   $         --
       Units Outstanding ..........................................              --             --             --             --
       Unit Value (accumulation) ..................................              --             --             --             --
Net Assets: Total
    Contract Value in accumulation period .........................   $ 170,822,018   $ 14,563,899   $  9,787,754   $  4,959,290
    Contracts in Payout (annuitization) period ....................         402,024        114,611         45,326         45,266
                                                                      -------------   ------------   ------------   ------------
       Net Assets .................................................   $ 171,224,042   $ 14,678,510   $  9,833,080   $  5,004,556
                                                                      =============   ============   ============   ============

FIFO Cost Of Shares In Underlying Fund ............................   $ 357,017,852   $ 18,772,425   $ 13,324,298   $  5,418,646

                                                                                          Investment Divisions
                                                                      -------------------------------------------------------------
                                                                                                           Gabelli          Baillie
                                                                           Guardian        Guardian        Capital          Gifford
                                                                               Bond            Cash          Asset    International
                                                                      -------------   -------------   ------------   --------------
Assets:
    Shares owned in underlying fund ...............................       8,818,963      12,990,026      4,693,464        1,868,450
    Net asset value per share (NAV) ...............................           12.52           10.00          12.16            10.46
                                                                      -------------   -------------   ------------   --------------
       Total Assets (Shares x NAV) ................................   $ 110,413,410   $ 129,900,257   $ 57,072,528   $   19,543,986
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. .........         220,200       5,804,559        117,483           43,895
                                                                      -------------   -------------   ------------   --------------
Net Assets ........................................................   $ 110,193,210   $ 124,095,698   $ 56,955,045   $   19,500,091
                                                                      =============   =============   ============   ==============
Net Assets: Regular Contract
    Contract Value in accumulation period .........................   $  70,495,047   $  83,804,809   $ 38,971,782   $   12,487,285
                                                                      -------------   -------------   ------------   --------------
       Net Assets .................................................   $  70,495,047   $  83,804,809   $ 38,971,782   $   12,487,285
       Units Outstanding ..........................................       5,186,919       7,199,694      3,038,289        1,553,916
       Unit Value (accumulation) ..................................   $       13.59   $       11.64   $      12.83   $         8.04
Net Assets: Contracts with Living Benefit Rider
    Contract Value in accumulation period .........................   $   3,668,728   $     586,247   $    452,101   $       85,708
                                                                      -------------   -------------   ------------   --------------
       Net Assets .................................................   $   3,668,728   $     586,247   $    452,101   $       85,708
       Units Outstanding ..........................................         294,522          55,066         49,084           15,566
       Unit Value (accumulation) ..................................   $       12.46   $       10.65   $       9.21   $         5.51
Net Assets: Contracts with 7 Year Enhanced Death
    Benefit Rider (EDBR)
    Contract Value in accumulation period .........................   $  23,877,364   $  25,719,172   $ 13,704,404   $    5,661,548
                                                                      -------------   -------------   ------------   --------------
       Net Assets .................................................   $  23,877,364   $  25,719,172   $ 13,704,404   $    5,661,548
       Units Outstanding ..........................................       1,775,650       2,233,180      1,079,841          712,061
       Unit Value (accumulation) ..................................   $       13.45   $       11.52   $      12.69   $         7.95
Net Assets: Contracts with 7 Year EDBR Plus Living Benefit
    Rider (LBR) or Earnings Benefit Rider (EBR)
    Contract Value in accumulation period .........................   $     307,917   $      54,107   $     46,464   $        2,103
                                                                      -------------   -------------   ------------   --------------
       Net Assets .................................................   $     307,917   $      54,107   $     46,464   $        2,103
       Units Outstanding ..........................................          24,870           5,113          5,075              384
       Unit Value (accumulation) ..................................   $       12.38   $       10.58   $       9.16   $         5.48
Net Assets: Contracts with any One Rider, Contract Anniversary
    Enhanced Death Benefit Rider (CAEDB), LBR or EBR
    Contract Value in accumulation period .........................   $   9,142,120   $  13,384,809   $  3,401,720   $    1,221,378
                                                                      -------------   -------------   ------------   --------------
       Net Assets .................................................   $   9,142,120   $  13,384,809   $  3,401,720   $    1,221,378
       Units Outstanding ..........................................         727,554       1,245,522        362,065          198,216
       Unit Value (accumulation) ..................................   $       12.57   $       10.75   $       9.40   $         6.16
Net Assets: Contracts with any Two Riders, CAEDB Plus LBR and EBR
    Contract Value in accumulation period .........................   $   1,294,269   $     166,255   $    274,553   $       17,747
                                                                      -------------   -------------   ------------   --------------
       Net Assets .................................................   $   1,294,269   $     166,255   $    274,553   $       17,747
       Units Outstanding ..........................................         104,698          15,736         30,036            3,248
       Unit Value (accumulation) ..................................   $       12.36   $       10.57   $       9.14   $         5.46
Net Assets: Contracts with CAEDB, LBR and EBR
    Contract Value in accumulation period .........................   $     102,925   $          --   $     15,386   $           --
                                                                      -------------   -------------   ------------   --------------
       Net Assets .................................................   $     102,925   $          --   $     15,386   $           --
       Units Outstanding ..........................................           9,624              --          1,855               --
       Unit Value (accumulation) ..................................   $       10.69              --   $       8.29               --
Net Assets: Total
    Contract Value in accumulation period .........................   $ 108,888,370   $ 123,715,399   $ 56,866,410   $   19,475,769
    Contracts in Payout (annuitization) period ....................       1,304,840         380,299         88,635           24,322
                                                                      -------------   -------------   ------------   --------------
       Net Assets .................................................   $ 110,193,210   $ 124,095,698   $ 56,955,045   $   19,500,091
                                                                      =============   =============   ============   ==============

FIFO Cost Of Shares In Underlying Fund ............................   $ 107,204,606   $ 129,900,258   $ 70,655,045   $   20,949,375

                                                                            Investment Divisions
                                                                      ------------------------------
                                                                      Baillie Gifford       Guardian
                                                                             Emerging      Small Cap
                                                                              Markets          Stock
                                                                      ---------------   ------------
Assets:
    Shares owned in underlying fund ...............................           870,481      2,356,549
    Net asset value per share (NAV) ...............................              8.91          12.43
                                                                      ---------------   ------------
       Total Assets (Shares x NAV) ................................   $     7,755,983   $ 29,291,899
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. .........            23,967         60,657
                                                                      ---------------   ------------
Net Assets ........................................................   $     7,732,016   $ 29,231,242
                                                                      ===============   ============
Net Assets: Regular Contract
    Contract Value in accumulation period .........................   $     5,250,094   $ 19,538,157
                                                                      ---------------   ------------
       Net Assets .................................................   $     5,250,094   $ 19,538,157
       Units Outstanding ..........................................           731,421      2,104,778
       Unit Value (accumulation) ..................................   $          7.18   $       9.28
Net Assets: Contracts with Living Benefit Rider
    Contract Value in accumulation period .........................   $        38,809   $     89,134
                                                                      ---------------   ------------
       Net Assets .................................................   $        38,809   $     89,134
       Units Outstanding ..........................................             5,151         11,175
       Unit Value (accumulation) ..................................   $          7.53   $       7.98
Net Assets: Contracts with 7 Year Enhanced Death
    Benefit Rider (EDBR)
    Contract Value in accumulation period .........................   $     1,910,968   $  7,586,740
                                                                      ---------------   ------------
       Net Assets .................................................   $     1,910,968   $  7,586,740
       Units Outstanding ..........................................           269,075        826,035
       Unit Value (accumulation) ..................................   $          7.10   $       9.18
Net Assets: Contracts with 7 Year EDBR Plus Living Benefit
    Rider (LBR) or Earnings Benefit Rider (EBR)
    Contract Value in accumulation period .........................   $        21,347   $     32,081
                                                                      ---------------   ------------
       Net Assets .................................................   $        21,347   $     32,081
       Units Outstanding ..........................................             2,851          4,047
       Unit Value (accumulation) ..................................   $          7.49   $       7.93
Net Assets: Contracts with any One Rider, Contract Anniversary
    Enhanced Death Benefit Rider (CAEDB), LBR or EBR
    Contract Value in accumulation period .........................   $       481,802   $  1,931,591
                                                                      ---------------   ------------
       Net Assets .................................................   $       481,802   $  1,931,591
       Units Outstanding ..........................................            52,420        200,004
       Unit Value (accumulation) ..................................   $          9.19   $       9.66
Net Assets: Contracts with any Two Riders, CAEDB Plus LBR and EBR
    Contract Value in accumulation period .........................   $        16,055   $     14,606
                                                                      ---------------   ------------
       Net Assets .................................................   $        16,055   $     14,606
       Units Outstanding ..........................................             2,147          1,845
       Unit Value (accumulation) ..................................   $          7.48   $       7.92
Net Assets: Contracts with CAEDB, LBR and EBR
    Contract Value in accumulation period .........................   $        12,235   $         --
                                                                      ---------------   ------------
       Net Assets .................................................   $        12,235   $         --
       Units Outstanding ..........................................             1,552             --
       Unit Value (accumulation) ..................................   $          7.88             --
Net Assets: Total
    Contract Value in accumulation period .........................   $     7,731,310   $ 29,192,309
    Contracts in Payout (annuitization) period ....................               706         38,933
                                                                      ---------------   ------------
       Net Assets .................................................   $     7,732,016   $ 29,231,242
                                                                      ===============   ============

FIFO Cost Of Shares In Underlying Fund ............................   $     9,080,858   $ 35,573,707

See notes to financial statements.


                                   B-16 & B-17

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002 (continued)

                                                                                           Investment Divisions
                                                                      ----------------------------------------------------------
                                                                                        Value Line
                                                                                         Strategic       AIM V.I.       AIM V.I.
                                                                        Value Line           Asset        Capital         Global
                                                                         Centurion      Management   Appreciation      Utilities
                                                                      ------------   -------------   ------------   ------------
Assets:
    Shares owned in underlying fund ...............................      1,627,528       9,248,871        559,480        301,273
    Net asset value per share (NAV) ...............................          15.19           15.82          16.43           9.73
                                                                      ------------   -------------   ------------   ------------
       Total Assets (Shares x NAV) ................................   $ 24,722,154   $ 146,317,139   $  9,192,257   $  2,931,390
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. .........         52,916         280,184         21,534         15,204
                                                                      ------------   -------------   ------------   ------------
Net Assets ........................................................   $ 24,669,238   $ 146,036,955   $  9,170,723   $  2,916,186
                                                                      ============   =============   ============   ============
Net Assets: Regular Contract
    Contract Value in accumulation period .........................   $ 18,562,391   $  98,475,821   $  5,933,663   $  1,975,333
                                                                      ------------   -------------   ------------   ------------
       Net Assets .................................................   $ 18,562,391   $  98,475,821   $  5,933,663   $  1,975,333
       Units Outstanding ..........................................      2,214,030       8,313,271        908,369        315,440
       Unit Value (accumulation) ..................................   $       8.38   $       11.85   $       6.53   $       6.26
Net Assets: Contracts with Living Benefit Rider
    Contract Value in accumulation period .........................   $    136,268   $     689,957   $    167,483   $      9,913
                                                                      ------------   -------------   ------------   ------------
       Net Assets .................................................   $    136,268   $     689,957   $    167,483   $      9,913
       Units Outstanding ..........................................         23,616          88,882         30,504          1,853
       Unit Value (accumulation) ..................................   $       5.77   $        7.76   $       5.49   $       5.35
Net Assets: Contracts with 7 Year Enhanced Death
    Benefit Rider (EDBR)
    Contract Value in accumulation period .........................   $  4,902,782   $  35,454,687   $  1,421,507   $    630,609
                                                                      ------------   -------------   ------------   ------------
       Net Assets .................................................   $  4,902,782   $  35,454,687   $  1,421,507   $    630,609
       Units Outstanding ..........................................        591,037       3,025,084        219,149        101,412
       Unit Value (accumulation) ..................................   $       8.30   $       11.72   $       6.49   $       6.22
Net Assets: Contracts with 7 Year EDBR Plus Living Benefit
    Rider (LBR) or Earnings Benefit Rider (EBR)
    Contract Value in accumulation period .........................   $      2,416   $     122,892   $      9,071   $         --
                                                                      ------------   -------------   ------------   ------------
       Net Assets .................................................   $      2,416   $     122,892   $      9,071   $         --
       Units Outstanding ..........................................            421          15,928          1,662             --
       Unit Value (accumulation) ..................................   $       5.74   $        7.72   $       5.46             --
Net Assets: Contracts with any One Rider, Contract Anniversary
    Enhanced Death Benefit Rider (CAEDB), LBR or EBR
    Contract Value in accumulation period .........................   $  1,031,427   $   9,941,660   $  1,490,302   $    292,872
                                                                      ------------   -------------   ------------   ------------
       Net Assets .................................................   $  1,031,427   $   9,941,660   $  1,490,302   $    292,872
       Units Outstanding ..........................................        166,000       1,219,460        229,900         47,271
       Unit Value (accumulation) ..................................   $       6.21   $        8.15   $       6.48   $       6.20
Net Assets: Contracts with any Two Riders, CAEDB Plus LBR and EBR
    Contract Value in accumulation period .........................   $     28,797   $     799,778   $    141,276   $      6,988
                                                                      ------------   -------------   ------------   ------------
       Net Assets .................................................   $     28,797   $     799,778   $    141,276   $      6,988
       Units Outstanding ..........................................          5,029         103,819         25,928          1,317
       Unit Value (accumulation) ..................................   $       5.73   $        7.70   $       5.45   $       5.31
Net Assets: Contracts with CAEDB, LBR and EBR
    Contract Value in accumulation period .........................   $         --   $      56,279   $      6,965   $         --
                                                                      ------------   -------------   ------------   ------------
       Net Assets .................................................   $         --   $      56,279   $      6,965   $         --
       Units Outstanding ..........................................             --           6,392            907             --
       Unit Value (accumulation) ..................................             --   $        8.80   $       7.68             --
Net Assets: Total
    Contract Value in accumulation period .........................   $ 24,664,081   $ 145,541,074   $  9,170,267   $  2,915,715
    Contracts in Payout (annuitization) period ....................          5,157         495,881            456            471
                                                                      ------------   -------------   ------------   ------------
       Net Assets .................................................   $ 24,669,238   $ 146,036,955   $  9,170,723   $  2,916,186
                                                                      ============   =============   ============   ============

FIFO Cost Of Shares In Underlying Fund ............................   $ 46,745,037   $ 219,050,218   $ 16,691,996   $  5,039,238

                                                                                           Investment Divisions
                                                                      ----------------------------------------------------------
                                                                          AIM V.I.       AIM V.I.       Alliance       Alliance
                                                                        Government        Premier       Growth &        Premier
                                                                        Securities         Equity         Income         Growth
                                                                      ------------   ------------   ------------   ------------
Assets:
    Shares owned in underlying fund ...............................      1,535,488      1,445,673         38,250          8,930
    Net asset value per share (NAV) ...............................          12.40          16.22          16.49          17.29
                                                                      ------------   ------------   ------------   ------------
       Total Assets (Shares x NAV) ................................   $ 19,040,045   $ 23,448,821   $    630,737   $    154,401
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. .........         43,306         49,795          2,785            516
                                                                      ------------   ------------   ------------   ------------
Net Assets ........................................................   $ 18,996,739   $ 23,399,026   $    627,952   $    153,885
                                                                      ============   ============   ============   ============
Net Assets: Regular Contract
    Contract Value in accumulation period .........................   $ 11,973,464   $ 16,087,937   $    233,623   $     81,258
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $ 11,973,464   $ 16,087,937   $    233,623   $     81,258
       Units Outstanding ..........................................      1,006,940      2,845,970         29,249         10,271
       Unit Value (accumulation) ..................................   $      11.89   $       5.65   $       7.99   $       7.91
Net Assets: Contracts with Living Benefit Rider
    Contract Value in accumulation period .........................   $  1,573,713   $    209,731   $     91,659   $     23,128
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $  1,573,713   $    209,731   $     91,659   $     23,128
       Units Outstanding ..........................................        133,142         39,861         11,495          2,928
       Unit Value (accumulation) ..................................   $      11.82   $       5.26   $       7.97   $       7.90
Net Assets: Contracts with 7 Year Enhanced Death
    Benefit Rider (EDBR)
    Contract Value in accumulation period .........................   $  2,809,786   $  4,027,981   $    104,574   $      5,073
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $  2,809,786   $  4,027,981   $    104,574   $      5,073
       Units Outstanding ..........................................        237,433        717,577         13,110            642
       Unit Value (accumulation) ..................................   $      11.83   $       5.61   $       7.98   $       7.90
Net Assets: Contracts with 7 Year EDBR Plus Living Benefit
    Rider (LBR) or Earnings Benefit Rider (EBR)
    Contract Value in accumulation period .........................   $    115,094   $      5,193   $         --   $         --
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $    115,094   $      5,193   $         --   $         --
       Units Outstanding ..........................................          9,784            993             --             --
       Unit Value (accumulation) ..................................   $      11.76   $       5.23             --             --
Net Assets: Contracts with any One Rider, Contract Anniversary
    Enhanced Death Benefit Rider (CAEDB), LBR or EBR
    Contract Value in accumulation period .........................   $  2,187,867   $  3,020,000   $    116,251   $     12,404
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $  2,187,867   $  3,020,000   $    116,251   $     12,404
       Units Outstanding ..........................................        185,102        529,146         14,579          1,570
       Unit Value (accumulation) ..................................   $      11.82   $       5.71   $       7.97   $       7.90
Net Assets: Contracts with any Two Riders, CAEDB Plus LBR and EBR
    Contract Value in accumulation period .........................   $    261,551   $     38,570   $     81,845   $        554
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $    261,551   $     38,570   $     81,845   $        554
       Units Outstanding ..........................................         22,261          7,387         10,281             70
       Unit Value (accumulation) ..................................   $      11.75   $       5.22   $       7.96   $       7.91
Net Assets: Contracts with CAEDB, LBR and EBR
    Contract Value in accumulation period .........................   $     35,274   $         --   $         --   $     31,468
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $     35,274   $         --   $         --   $     31,468
       Units Outstanding ..........................................          3,295             --             --          3,998
       Unit Value (accumulation) ..................................   $      10.71             --             --   $       7.87
Net Assets: Total
    Contract Value in accumulation period .........................   $ 18,956,749   $ 23,389,412   $    627,952   $    153,885
    Contracts in Payout (annuitization) period ....................         39,990          9,614             --             --
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $ 18,996,739   $ 23,399,026   $    627,952   $    153,885
                                                                      ============   ============   ============   ============

FIFO Cost Of Shares In Underlying Fund ............................   $ 18,643,781   $ 40,484,804   $    622,591   $    161,837

                                                                         Investment Divisions
                                                                      ---------------------------
                                                                                         Alliance
                                                                          Alliance      Bernstein
                                                                        Technology          Value
                                                                      ------------   ------------
Assets:
    Shares owned in underlying fund ...............................          5,421         60,218
    Net asset value per share (NAV) ...............................           9.98           8.75
                                                                      ------------   ------------
       Total Assets (Shares x NAV) ................................   $     54,097   $    526,908
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. .........            223          2,307
                                                                      ------------   ------------
Net Assets ........................................................   $     53,874   $    524,601
                                                                      ============   ============
Net Assets: Regular Contract
    Contract Value in accumulation period .........................   $     43,900   $    316,584
                                                                      ------------   ------------
       Net Assets .................................................   $     43,900   $    316,584
       Units Outstanding ..........................................          6,459         37,259
       Unit Value (accumulation) ..................................   $       6.80   $       8.50
Net Assets: Contracts with Living Benefit Rider
    Contract Value in accumulation period .........................   $      7,636   $     68,156
                                                                      ------------   ------------
       Net Assets .................................................   $      7,636   $     68,156
       Units Outstanding ..........................................          1,124          8,035
       Unit Value (accumulation) ..................................   $       6.79   $       8.48
Net Assets: Contracts with 7 Year Enhanced Death
    Benefit Rider (EDBR)
    Contract Value in accumulation period .........................   $      2,338   $     56,765
                                                                      ------------   ------------
       Net Assets .................................................   $      2,338   $     56,765
       Units Outstanding ..........................................            344          6,690
       Unit Value (accumulation) ..................................   $       6.80   $       8.49
Net Assets: Contracts with 7 Year EDBR Plus Living Benefit
    Rider (LBR) or Earnings Benefit Rider (EBR)
    Contract Value in accumulation period .........................   $         --   $         --
                                                                      ------------   ------------
       Net Assets .................................................   $         --   $         --
       Units Outstanding ..........................................             --             --
       Unit Value (accumulation) ..................................             --             --
Net Assets: Contracts with any One Rider, Contract Anniversary
    Enhanced Death Benefit Rider (CAEDB), LBR or EBR
    Contract Value in accumulation period .........................   $         --   $     65,014
                                                                      ------------   ------------
       Net Assets .................................................   $         --   $     65,014
       Units Outstanding ..........................................             --          7,664
       Unit Value (accumulation) ..................................             --   $       8.48
Net Assets: Contracts with any Two Riders, CAEDB Plus LBR and EBR
    Contract Value in accumulation period .........................   $         --   $      4,551
                                                                      ------------   ------------
       Net Assets .................................................   $         --   $      4,551
       Units Outstanding ..........................................             --            537
       Unit Value (accumulation) ..................................             --   $       8.47
Net Assets: Contracts with CAEDB, LBR and EBR
    Contract Value in accumulation period .........................   $         --   $     13,531
                                                                      ------------   ------------
       Net Assets .................................................   $         --   $     13,531
       Units Outstanding ..........................................             --          1,601
       Unit Value (accumulation) ..................................             --   $       8.45
Net Assets: Total
    Contract Value in accumulation period .........................   $     53,874   $    524,601
    Contracts in Payout (annuitization) period ....................             --             --
                                                                      ------------   ------------
       Net Assets .................................................   $     53,874   $    524,601
                                                                      ============   ============

FIFO Cost Of Shares In Underlying Fund ............................   $     55,105   $    521,315

See notes to financial statements.


                                  B-18 & B-19

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002 (continued)

                                                                                           Investment Divisions
                                                                      -------------------------------------------------------------


                                                                                                                       Fidelity VIP
                                                                             Davis            Davis           Davis      Contrafund
                                                                         Financial      Real Estate           Value   Service Class
                                                                      -------------   -------------   -------------   -------------
Assets:
    Shares owned in underlying fund ...............................       1,003,480         678,821       3,596,277       1,845,528
    Net asset value per share (NAV) ...............................            8.85           10.49            8.20           18.04
                                                                      -------------   -------------   -------------   -------------
       Total Assets (Shares x NAV) ................................   $   8,880,801   $   7,120,830   $  29,489,479   $  33,293,329
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. .........          18,809          21,890          60,589          67,246
                                                                      -------------   -------------   -------------   -------------
Net Assets ........................................................   $   8,861,992   $   7,098,940   $  29,428,890   $  33,226,083
                                                                      =============   =============   =============   =============
Net Assets: Regular Contract
    Contract Value in accumulation period .........................   $   5,153,748   $   4,467,278   $  19,249,324   $  21,253,335
                                                                      -------------   -------------   -------------   -------------
       Net Assets .................................................   $   5,153,748   $   4,467,278   $  19,249,324   $  21,253,335
       Units Outstanding ..........................................         594,420         379,853       2,389,884       2,686,257
       Unit Value (accumulation) ..................................   $        8.67   $       11.76   $        8.05   $        7.91
Net Assets: Contracts with Living Benefit Rider
    Contract Value in accumulation period .........................   $      99,485   $     255,505   $     556,657   $     487,441
                                                                      -------------   -------------   -------------   -------------
       Net Assets .................................................   $      99,485   $     255,505   $     556,657   $     487,441
       Units Outstanding ..........................................          10,392          17,952          67,576          64,683
       Unit Value (accumulation) ..................................   $        9.57   $       14.23   $        8.24   $        7.54
Net Assets: Contracts with 7 Year Enhanced Death
    Benefit Rider (EDBR)
    Contract Value in accumulation period .........................   $   2,648,733   $   1,589,638   $   6,385,847   $   8,174,576
                                                                      -------------   -------------   -------------   -------------
       Net Assets .................................................   $   2,648,733   $   1,589,638   $   6,385,847   $   8,174,576
       Units Outstanding ..........................................         307,651         136,119         798,415       1,040,483
       Unit Value (accumulation) ..................................   $        8.61   $       11.68   $        8.00   $        7.86
Net Assets: Contracts with 7 Year EDBR Plus Living Benefit
    Rider (LBR) or Earnings Benefit Rider (EBR)
    Contract Value in accumulation period .........................   $          --   $          --   $      72,959   $      35,185
                                                                      -------------   -------------   -------------   -------------
       Net Assets .................................................   $          --   $          --   $      72,959   $      35,185
       Units Outstanding ..........................................              --              --           8,911           4,698
       Unit Value (accumulation) ..................................              --              --   $        8.19   $        7.49
Net Assets: Contracts with any One Rider, Contract Anniversary
    Enhanced Death Benefit Rider (CAEDB), LBR or EBR
    Contract Value in accumulation period .........................   $     900,952   $     653,445   $   3,024,540   $   3,089,014
                                                                      -------------   -------------   -------------   -------------
       Net Assets .................................................   $     900,952   $     653,445   $   3,024,540   $   3,089,014
       Units Outstanding ..........................................          97,310          51,696         363,357         385,031
       Unit Value (accumulation) ..................................   $        9.26   $       12.64   $        8.32   $        8.02
Net Assets: Contracts with any Two Riders, CAEDB Plus LBR and EBR
    Contract Value in accumulation period .........................   $      55,527   $     117,325   $      66,840   $     186,532
                                                                      -------------   -------------   -------------   -------------
       Net Assets .................................................   $      55,527   $     117,325   $      66,840   $     186,532
       Units Outstanding ..........................................           5,845           8,307           8,176          24,942
       Unit Value (accumulation) ..................................   $        9.50   $       14.12   $        8.18   $        7.48
Net Assets: Contracts with CAEDB, LBR and EBR
    Contract Value in accumulation period .........................   $       3,547   $      15,749   $      24,507   $          --
                                                                      -------------   -------------   -------------   -------------
       Net Assets .................................................   $       3,547   $      15,749   $      24,507   $          --
       Units Outstanding ..........................................             430           1,625           2,917              --
       Unit Value (accumulation) ..................................   $        8.25   $        9.69   $        8.40              --
Net Assets: Total
    Contract Value in accumulation period .........................   $   8,861,992   $   7,098,940   $  29,380,674   $  33,226,083
    Contracts in Payout (annuitization) period ....................              --              --          48,216              --
                                                                      -------------   -------------   -------------   -------------
       Net Assets .................................................   $   8,861,992   $   7,098,940   $  29,428,890   $  33,226,083
                                                                      =============   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund ............................   $  11,007,055   $   7,291,535   $  36,739,958   $  42,400,001

                                                                                           Investment Divisions
                                                                      --------------------------------------------------------------
                                                                                                                           Franklin
                                                                       Fidelity VIP    Fidelity VIP                       Templeton
                                                                            Equity-          Growth    Fidelity VIP          Growth
                                                                             Income   Opportunities         Mid Cap      Securities
                                                                      Service Class   Service Class   Service Class         Class 2
                                                                      -------------   -------------   -------------   -------------
Assets:
    Shares owned in underlying fund ...............................       1,489,492         345,546       1,994,577          93,455
    Net asset value per share (NAV) ...............................           18.10           11.70           17.46            8.60
                                                                      -------------   -------------   -------------   -------------
       Total Assets (Shares x NAV) ................................   $  26,959,811   $   4,042,884   $  34,825,311   $     803,714
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. .........          54,086          10,301          67,074           3,872
                                                                      -------------   -------------   -------------   -------------
Net Assets ........................................................   $  26,905,725   $   4,032,583   $  34,758,237   $     799,842
                                                                      =============   =============   =============   =============
Net Assets: Regular Contract
    Contract Value in accumulation period .........................   $  17,926,222   $   2,701,783   $  23,718,192   $     421,296
                                                                      -------------   -------------   -------------   -------------
       Net Assets .................................................   $  17,926,222   $   2,701,783   $  23,718,192   $     421,296
       Units Outstanding ..........................................       2,328,445         521,336       1,633,967          52,976
       Unit Value (accumulation) ..................................   $        7.70   $        5.18   $       14.52   $        7.95
Net Assets: Contracts with Living Benefit Rider
    Contract Value in accumulation period .........................   $     622,968   $      43,559   $     445,698   $      45,530
                                                                      -------------   -------------   -------------   -------------
       Net Assets .................................................   $     622,968   $      43,559   $     445,698   $      45,530
       Units Outstanding ..........................................          74,929           7,989          35,805           5,735
       Unit Value (accumulation) ..................................   $        8.31   $        5.45   $       12.45   $        7.94
Net Assets: Contracts with 7 Year Enhanced Death
    Benefit Rider (EDBR)
    Contract Value in accumulation period .........................   $   4,697,165   $     812,847   $   6,355,338   $     217,766
                                                                      -------------   -------------   -------------   -------------
       Net Assets .................................................   $   4,697,165   $     812,847   $   6,355,338   $     217,766
       Units Outstanding ..........................................         614,416         157,953         440,908          27,420
       Unit Value (accumulation) ..................................   $        7.64   $        5.15   $       14.41   $        7.94
Net Assets: Contracts with 7 Year EDBR Plus Living Benefit
    Rider (LBR) or Earnings Benefit Rider (EBR)
    Contract Value in accumulation period .........................   $     113,256   $       4,950   $      42,353   $          --
                                                                      -------------   -------------   -------------   -------------
       Net Assets .................................................   $     113,256   $       4,950   $      42,353   $          --
       Units Outstanding ..........................................          13,705             914           3,423              --
       Unit Value (accumulation) ..................................   $        8.26   $        5.42   $       12.37              --
Net Assets: Contracts with any One Rider, Contract Anniversary
    Enhanced Death Benefit Rider (CAEDB), LBR or EBR
    Contract Value in accumulation period .........................   $   3,028,438   $     424,300   $   4,024,206   $      94,035
                                                                      -------------   -------------   -------------   -------------
       Net Assets .................................................   $   3,028,438   $     424,300   $   4,024,206   $      94,035
       Units Outstanding ..........................................         379,675          79,180         291,887          11,844
       Unit Value (accumulation) ..................................   $        7.98   $        5.36   $       13.79   $        7.94
Net Assets: Contracts with any Two Riders, CAEDB Plus LBR and EBR
    Contract Value in accumulation period .........................   $     307,948   $      18,569   $     111,522   $      21,215
                                                                      -------------   -------------   -------------   -------------
       Net Assets .................................................   $     307,948   $      18,569   $     111,522   $      21,215
       Units Outstanding ..........................................          37,323           3,432           9,028           2,677
       Unit Value (accumulation) ..................................   $        8.25   $        5.41   $       12.35   $        7.92
Net Assets: Contracts with CAEDB, LBR and EBR
    Contract Value in accumulation period .........................   $      56,493   $      12,698   $       8,334   $          --
                                                                      -------------   -------------   -------------   -------------
       Net Assets .................................................   $      56,493   $      12,698   $       8,334   $          --
       Units Outstanding ..........................................           7,056           1,606             966              --
       Unit Value (accumulation) ..................................   $        8.01   $        7.91   $        8.63              --
Net Assets: Total
    Contract Value in accumulation period .........................   $  26,752,490   $   4,018,706   $  34,705,643   $     799,842
    Contracts in Payout (annuitization) period ....................         153,235          13,877          52,594              --
                                                                      -------------   -------------   -------------   -------------
       Net Assets .................................................   $  26,905,725   $   4,032,583   $  34,758,237   $     799,842
                                                                      =============   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund ............................   $  32,308,195   $   6,095,448   $  38,005,707   $     833,501

                                                                           Investment Divisions
                                                                      -----------------------------
                                                                        Janus Aspen     Janus Aspen
                                                                         Aggressive         Capital
                                                                             Growth    Appreciation
                                                                      -------------   -------------
Assets:
    Shares owned in underlying fund ...............................         964,370       1,342,672
    Net asset value per share (NAV) ...............................           15.84           17.37
                                                                      -------------   -------------
       Total Assets (Shares x NAV) ................................   $  15,275,630   $  23,322,209
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. .........          34,766          51,130
                                                                      -------------   -------------
Net Assets ........................................................   $  15,240,864   $  23,271,079
                                                                      =============   =============
Net Assets: Regular Contract
    Contract Value in accumulation period .........................   $  10,612,676   $  14,154,529
                                                                      -------------   -------------
       Net Assets .................................................   $  10,612,676   $  14,154,529
       Units Outstanding ..........................................       2,162,265       2,060,171
       Unit Value (accumulation) ..................................   $        4.91   $        6.87
Net Assets: Contracts with Living Benefit Rider
    Contract Value in accumulation period .........................   $      65,003   $      60,592
                                                                      -------------   -------------
       Net Assets .................................................   $      65,003   $      60,592
       Units Outstanding ..........................................          20,121          10,641
       Unit Value (accumulation) ..................................   $        3.23   $        5.69
Net Assets: Contracts with 7 Year Enhanced Death
    Benefit Rider (EDBR)
    Contract Value in accumulation period .........................   $   2,969,405   $   6,195,126
                                                                      -------------   -------------
       Net Assets .................................................   $   2,969,405   $   6,195,126
       Units Outstanding ..........................................         609,264         908,044
       Unit Value (accumulation) ..................................   $        4.87   $        6.82
Net Assets: Contracts with 7 Year EDBR Plus Living Benefit
    Rider (LBR) or Earnings Benefit Rider (EBR)
    Contract Value in accumulation period .........................   $       2,651   $       9,068
                                                                      -------------   -------------
       Net Assets .................................................   $       2,651   $       9,068
       Units Outstanding ..........................................             826           1,602
       Unit Value (accumulation) ..................................   $        3.21   $        5.66
Net Assets: Contracts with any One Rider, Contract Anniversary
    Enhanced Death Benefit Rider (CAEDB), LBR or EBR
    Contract Value in accumulation period .........................   $   1,493,688   $   2,778,604
                                                                      -------------   -------------
       Net Assets .................................................   $   1,493,688   $   2,778,604
       Units Outstanding ..........................................         337,684         392,480
       Unit Value (accumulation) ..................................   $        4.42   $        7.08
Net Assets: Contracts with any Two Riders, CAEDB Plus LBR and EBR
    Contract Value in accumulation period .........................   $      97,169   $      14,878
                                                                      -------------   -------------
       Net Assets .................................................   $      97,169   $      14,878
       Units Outstanding ..........................................          30,309           2,633
       Unit Value (accumulation) ..................................   $        3.21   $        5.65
Net Assets: Contracts with CAEDB, LBR and EBR
    Contract Value in accumulation period .........................   $          --   $          --
                                                                      -------------   -------------
       Net Assets .................................................   $          --   $          --
       Units Outstanding ..........................................              --              --
       Unit Value (accumulation) ..................................              --              --
Net Assets: Total
    Contract Value in accumulation period .........................   $  15,240,592   $  23,212,797
    Contracts in Payout (annuitization) period ....................             272          58,282
                                                                      -------------   -------------
       Net Assets .................................................   $  15,240,864   $  23,271,079
                                                                      =============   =============

FIFO Cost Of Shares In Underlying Fund ............................   $  40,152,905   $  40,515,452

See notes to financial statements.


                                  B-20 & B-21

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002 (continued)

                                                                                         Investment Divisions
                                                                      ---------------------------------------------------------
                                                                                      Janus Aspen            MFS            MFS
                                                                       Janus Aspen      Worldwide       Emerging      Investors
                                                                            Growth         Growth         Growth          Trust
                                                                      ------------   ------------   ------------   ------------
Assets:
    Shares owned in underlying fund ...............................      1,201,562      1,391,798        544,047      2,100,364
    Net asset value per share (NAV) ...............................          14.61          21.05          11.91          13.47
                                                                      ------------   ------------   ------------   ------------
       Total Assets (Shares x NAV) ................................   $ 17,554,818   $ 29,297,351   $  6,479,599   $ 28,291,902
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. .........         37,157         64,768         15,222         60,717
                                                                      ------------   ------------   ------------   ------------
Net Assets ........................................................   $ 17,517,661   $ 29,232,583   $  6,464,377   $ 28,231,185
                                                                      ============   ============   ============   ============
Net Assets: Regular Contract
    Contract Value in accumulation period .........................   $ 11,515,272   $ 18,265,063   $  4,035,984   $ 17,125,937
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $ 11,515,272   $ 18,265,063   $  4,035,984   $ 17,125,937
       Units Outstanding ..........................................      2,063,165      2,685,955        760,210      1,995,074
       Unit Value (accumulation) ..................................   $       5.58   $       6.80   $       5.31   $       8.58
Net Assets: Contracts with Living Benefit Rider
    Contract Value in accumulation period .........................   $    298,649   $    178,237   $     81,908   $    180,247
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $    298,649   $    178,237   $     81,908   $    180,247
       Units Outstanding ..........................................         61,818         34,392         20,320         27,304
       Unit Value (accumulation) ..................................   $       4.83   $       5.18   $       4.03   $       6.60
Net Assets: Contracts with 7 Year Enhanced
    Death Benefit Rider (EDBR)
    Contract Value in accumulation period .........................   $  3,623,983   $  6,823,576   $  1,220,463   $  9,520,671
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $  3,623,983   $  6,823,576   $  1,220,463   $  9,520,671
       Units Outstanding ..........................................        653,878      1,010,507        231,505      1,120,973
       Unit Value (accumulation) ..................................   $       5.54   $       6.75   $       5.27   $       8.49
Net Assets: Contracts with 7 Year EDBR Plus Living Benefit
    Rider (LBR) or Earnings Benefit Rider (EBR)
    Contract Value in accumulation period .........................   $      4,270   $     11,640   $      3,112   $      5,257
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $      4,270   $     11,640   $      3,112   $      5,257
       Units Outstanding ..........................................            889          2,260            777            801
       Unit Value (accumulation) ..................................   $       4.80   $       5.15   $       4.01   $       6.56
Net Assets: Contracts with any One Rider, Contract Anniversary
    Enhanced Death Benefit Rider (CAEDB), LBR or EBR
    Contract Value in accumulation period .........................   $  1,936,941   $  3,821,547   $  1,097,841   $  1,074,021
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $  1,936,941   $  3,821,547   $  1,097,841   $  1,074,021
       Units Outstanding ..........................................        353,551        585,817        215,215        162,469
       Unit Value (accumulation) ..................................   $       5.48   $       6.52   $       5.10   $       6.61
Net Assets: Contracts with any Two Riders, CAEDB Plus LBR and EBR
    Contract Value in accumulation period .........................   $    138,546   $    120,605   $     24,725   $    158,173
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $    138,546   $    120,605   $     24,725   $    158,173
       Units Outstanding ..........................................         28,898         23,450          6,181         24,144
       Unit Value (accumulation) ..................................   $       4.79   $       5.14   $       4.00   $       6.55
Net Assets: Contracts with CAEDB, LBR and EBR
    Contract Value in accumulation period .........................   $         --   $      3,452   $         --   $     12,560
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $         --   $      3,452   $         --   $     12,560
       Units Outstanding ..........................................             --            461             --          1,591
       Unit Value (accumulation) ..................................             --   $       7.49             --   $       7.89
Net Assets: Total
    Contract Value in accumulation period .........................   $ 17,517,661   $ 29,224,120   $  6,464,033   $ 28,076,866
    Contracts in Payout (annuitization) period ....................             --          8,463            344        154,319
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $ 17,517,661   $ 29,232,583   $  6,464,377   $ 28,231,185
                                                                      ============   ============   ============   ============

FIFO Cost Of Shares In Underlying Fund ............................   $ 33,111,042   $ 55,468,742   $ 14,587,890   $ 41,781,232

                                                                                         Investment Divisions
                                                                      ---------------------------------------------------------
                                                                            MFS                                      Prudential
                                                                            New               MFS            MFS       Jennison
                                                                      Discovery          Research   Total Return       Class II
                                                                      ------------   ------------   ------------   ------------
Assets:
    Shares owned in underlying fund ...............................        730,210        215,144      2,537,329         62,062
    Net asset value per share (NAV) ...............................          10.44          10.78          17.14          12.70
                                                                      ------------   ------------   ------------   ------------
       Total Assets (Shares x NAV) ................................   $  7,623,397   $  2,319,253   $ 43,489,812   $    788,186
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. .........         16,072         23,492         85,880          7,759
                                                                      ------------   ------------   ------------   ------------
Net Assets ........................................................   $  7,607,325   $  2,295,761   $ 43,403,932   $    780,427
                                                                      ============   ============   ============   ============
Net Assets: Regular Contract
    Contract Value in accumulation period .........................   $  4,781,432   $  1,620,932   $ 30,996,529   $    602,183
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $  4,781,432   $  1,620,932   $ 30,996,529   $    602,183
       Units Outstanding ..........................................        544,285        262,883      2,995,050        100,190
       Unit Value (accumulation) ..................................   $       8.78   $       6.17   $      10.35   $       6.01
Net Assets: Contracts with Living Benefit Rider
    Contract Value in accumulation period .........................   $    246,553   $     21,422   $    487,153   $     17,438
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $    246,553   $     21,422   $    487,153   $     17,438
       Units Outstanding ..........................................         36,191          3,695         45,647          2,913
       Unit Value (accumulation) ..................................   $       6.81   $       5.80   $      10.67   $       5.99
Net Assets: Contracts with 7 Year Enhanced
    Death Benefit Rider (EDBR)
    Contract Value in accumulation period .........................   $  1,537,286   $    381,753   $  6,235,887   $     34,857
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $  1,537,286   $    381,753   $  6,235,887   $     34,857
       Units Outstanding ..........................................        176,227         62,349        606,790          5,819
       Unit Value (accumulation) ..................................   $       8.72   $       6.12   $      10.28   $       5.99
Net Assets: Contracts with 7 Year EDBR Plus Living Benefit
    Rider (LBR) or Earnings Benefit Rider (EBR)
    Contract Value in accumulation period .........................   $     12,255   $     11,284   $     97,494   $         --
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $     12,255   $     11,284   $     97,494   $         --
       Units Outstanding ..........................................          1,810          1,958          9,191             --
       Unit Value (accumulation) ..................................   $       6.77   $       5.76   $      10.61             --
Net Assets: Contracts with any One Rider, Contract Anniversary
    Enhanced Death Benefit Rider (CAEDB), LBR or EBR
    Contract Value in accumulation period .........................   $    868,871   $    229,553   $  5,258,180   $    110,600
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $    868,871   $    229,553   $  5,258,180   $    110,600
       Units Outstanding ..........................................         96,711         36,734        502,298         18,478
       Unit Value (accumulation) ..................................   $       8.98   $       6.25   $      10.47   $       5.99
Net Assets: Contracts with any Two Riders, CAEDB Plus LBR and EBR
    Contract Value in accumulation period .........................   $    160,355   $     30,817   $    183,498   $     15,349
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $    160,355   $     30,817   $    183,498   $     15,349
       Units Outstanding ..........................................         23,718          5,356         17,326          2,575
       Unit Value (accumulation) ..................................   $       6.76   $       5.75   $      10.59   $       5.96
Net Assets: Contracts with CAEDB, LBR and EBR
    Contract Value in accumulation period .........................   $         --   $         --   $     26,990   $         --
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $         --   $         --   $     26,990   $         --
       Units Outstanding ..........................................             --             --          2,957             --
       Unit Value (accumulation) ..................................             --             --   $       9.13             --
Net Assets: Total
    Contract Value in accumulation period .........................   $  7,606,752   $  2,295,761   $ 43,285,731   $    780,427
    Contracts in Payout (annuitization) period ....................            573             --        118,201             --
                                                                      ------------   ------------   ------------   ------------
       Net Assets .................................................   $  7,607,325   $  2,295,761   $ 43,403,932   $    780,427
                                                                      ============   ============   ============   ============

FIFO Cost Of Shares In Underlying Fund ............................   $ 10,799,313   $  3,488,380   $ 46,240,381   $    857,550

                                                                          Investment Divisions
                                                                      ---------------------------
                                                                        Van Kampen
                                                                              Life     Van Kampen
                                                                        Investment           Life
                                                                             Trust     Investment
                                                                          Growth &          Trust
                                                                            Income     Government
                                                                          Class II       Class II
                                                                      ------------   ------------
Assets:
    Shares owned in underlying fund ...............................         76,536        682,434
    Net asset value per share (NAV) ...............................          13.45           9.82
                                                                      ------------   ------------
       Total Assets (Shares x NAV) ................................   $  1,029,404   $  6,701,498
Liabilities:
    Due to The Guardian Insurance & Annuity Company, Inc. .........          4,706         25,616
                                                                      ------------   ------------
Net Assets ........................................................   $  1,024,698   $  6,675,882
                                                                      ============   ============
Net Assets: Regular Contract
    Contract Value in accumulation period .........................   $    504,200   $  4,064,190
                                                                      ------------   ------------
       Net Assets .................................................   $    504,200   $  4,064,190
       Units Outstanding ..........................................         61,244        382,734
       Unit Value (accumulation) ..................................   $       8.23   $      10.62
Net Assets: Contracts with Living Benefit Rider
    Contract Value in accumulation period .........................   $     43,322   $    623,964
                                                                      ------------   ------------
       Net Assets .................................................   $     43,322   $    623,964
       Units Outstanding ..........................................          5,271         58,859
       Unit Value (accumulation) ..................................   $       8.22   $      10.60
Net Assets: Contracts with 7 Year Enhanced
    Death Benefit Rider (EDBR)
    Contract Value in accumulation period .........................   $    240,966   $  1,453,609
                                                                      ------------   ------------
       Net Assets .................................................   $    240,966   $  1,453,609
       Units Outstanding ..........................................         29,309        137,074
       Unit Value (accumulation) ..................................   $       8.22   $      10.60
Net Assets: Contracts with 7 Year EDBR Plus Living Benefit
    Rider (LBR) or Earnings Benefit Rider (EBR)
    Contract Value in accumulation period .........................   $         --   $        878
                                                                      ------------   ------------
       Net Assets .................................................   $         --   $        878
       Units Outstanding ..........................................             --             83
       Unit Value (accumulation) ..................................             --   $      10.58
Net Assets: Contracts with any One Rider, Contract Anniversary
    Enhanced Death Benefit Rider (CAEDB), LBR or EBR
    Contract Value in accumulation period .........................   $    221,669   $    328,809
                                                                      ------------   ------------
       Net Assets .................................................   $    221,669   $    328,809
       Units Outstanding ..........................................         26,971         31,017
       Unit Value (accumulation) ..................................   $       8.22   $      10.60
Net Assets: Contracts with any Two Riders, CAEDB Plus LBR and EBR
    Contract Value in accumulation period .........................   $     14,541   $    118,761
                                                                      ------------   ------------
       Net Assets .................................................   $     14,541   $    118,761
       Units Outstanding ..........................................          1,772         11,222
       Unit Value (accumulation) ..................................   $       8.21   $      10.58
Net Assets: Contracts with CAEDB, LBR and EBR
    Contract Value in accumulation period .........................   $         --   $     85,671
                                                                      ------------   ------------
       Net Assets .................................................   $         --   $     85,671
       Units Outstanding ..........................................             --          8,109
       Unit Value (accumulation) ..................................             --   $      10.56
Net Assets: Total
    Contract Value in accumulation period .........................   $  1,024,698   $  6,675,882
    Contracts in Payout (annuitization) period ....................             --             --
                                                                      ------------   ------------
       Net Assets .................................................   $  1,024,698   $  6,675,882
                                                                      ============   ============

FIFO Cost Of Shares In Underlying Fund ............................   $  1,022,055   $  6,595,747

See notes to financial statements.


                               B-22 & B-23

The Guardian Separate Account E

STATEMENT OF OPERATIONS

Year Ended December 31, 2002

                                                                                           Investment Divisions
                                                                    -------------------------------------------------------------
                                                                                                                         Guardian
                                                                                         Guardian        Guardian         VC High
                                                                         Guardian          VC 500        VC Asset           Yield
                                                                            Stock           Index      Allocation            Bond
                                                                    -------------    ------------    ------------    ------------
2002 Investment Income
    Income:
       Reinvested dividends .....................................   $   1,846,448    $    301,952    $    238,172    $    384,055
    Expenses:
       Mortality expense risk and administrative charges ........       2,737,351         188,543         154,659          61,196
                                                                    -------------    ------------    ------------    ------------
    Net investment  income/(expense) ............................        (890,903)        113,409          83,513         322,859
                                                                    -------------    ------------    ------------    ------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ........     (36,293,044)     (1,589,094)     (1,455,096)       (272,728)
       Reinvested realized gain distributions ...................              --              --              --              --
                                                                    -------------    ------------    ------------    ------------
    Net realized gain/(loss) on investments .....................     (36,293,044)     (1,589,094)     (1,455,096)       (272,728)
    Net change in unrealized appreciation/(depreciation) ........     (17,053,926)     (2,584,901)     (1,593,065)        (71,475)
                                                                    -------------    ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments ........     (53,346,970)     (4,173,995)     (3,048,161)       (344,203)
                                                                    -------------    ------------    ------------    ------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations ..................................................   $ (54,237,873)   $ (4,060,586)   $ (2,964,648)   $    (21,344)
                                                                    =============    ============    ============    ============

                                                                                          Investment Divisions
                                                                    ---------------------------------------------------------------
                                                                                                           Gabelli          Baillie
                                                                         Guardian         Guardian         Capital          Gifford
                                                                             Bond             Cash           Asset    International
                                                                    -------------    -------------    ------------   --------------
2002 Investment Income
    Income:
       Reinvested dividends .....................................   $   4,180,621    $   1,595,807    $    154,391   $       18,658
    Expenses:
       Mortality expense risk and administrative charges ........       1,193,441        1,707,250         772,381          295,464
                                                                    -------------    -------------    ------------   --------------
    Net investment  income/(expense) ............................       2,987,180         (111,443)       (617,990)        (276,806)
                                                                    -------------    -------------    ------------   --------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ........        (123,691)              --      (2,927,136)      (7,775,423)
       Reinvested realized gain distributions ...................         335,859               --              --               --
                                                                    -------------    -------------    ------------   --------------
    Net realized gain/(loss) on investments .....................         212,168               --      (2,927,136)      (7,775,423)
    Net change in unrealized appreciation/(depreciation) ........       3,750,760               --      (7,411,637)       3,509,681
                                                                    -------------    -------------    ------------   --------------
Net realized and unrealized gain/(loss) from investments ........       3,962,928               --     (10,338,773)      (4,265,742)
                                                                    -------------    -------------    ------------   --------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations ..................................................   $   6,950,108    $    (111,443)   $(10,956,763)  $   (4,542,548)
                                                                    =============    =============    ============   ==============

                                                                          Investment Divisions
                                                                    -------------------------------
                                                                    Baillie Gifford        Guardian
                                                                           Emerging       Small Cap
                                                                            Markets           Stock
                                                                    ---------------    ------------
2002 Investment Income
    Income:
       Reinvested dividends .....................................   $        48,056    $      1,463
    Expenses:
       Mortality expense risk and administrative charges ........           109,598         417,186
                                                                    ---------------    ------------
    Net investment  income/(expense) ............................           (61,542)       (415,723)
                                                                    ---------------    ------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ........          (771,772)       (359,984)
       Reinvested realized gain distributions ...................                --              --
                                                                    ---------------    ------------
    Net realized gain/(loss) on investments .....................          (771,772)       (359,984)
    Net change in unrealized appreciation/(depreciation) ........          (300,278)     (5,386,362)
                                                                    ---------------    ------------
Net realized and unrealized gain/(loss) from investments ........        (1,072,050)     (5,746,346)
                                                                    ---------------    ------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations ..................................................   $    (1,133,592)   $ (6,162,069)
                                                                    ===============    ============

See notes to financial statements.


                                  B-24 & B-25

The Guardian Separate Account E

STATEMENT OF OPERATIONS

Year Ended December 31, 2002 (continued)

                                                                                         Investment Divisions
                                                                     -------------------------------------------------------------
                                                                                        Value Line
                                                                                         Strategic        AIM V.I.        AIM V.I.
                                                                       Value Line            Asset         Capital          Global
                                                                        Centurion       Management    Appreciation       Utilities
                                                                     ------------    -------------    ------------    ------------
2002 Investment Income
    Income:
       Reinvested dividends ......................................   $         --    $   2,180,377    $         --    $    102,850
    Expenses:
       Mortality expense risk and administrative charges .........        395,824        2,229,204         145,386          46,767
                                                                     ------------    -------------    ------------    ------------
    Net investment  income/(expense) .............................       (395,824)         (48,827)       (145,386)         56,083
                                                                     ------------    -------------    ------------    ------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments .........     (5,857,118)     (17,018,686)     (2,848,116)     (1,826,225)
       Reinvested realized gain distributions ....................             --               --              --              --
                                                                     ------------    -------------    ------------    ------------
    Net realized gain/(loss) on investments ......................     (5,857,118)     (17,018,686)     (2,848,116)     (1,826,225)
    Net change in unrealized appreciation/(depreciation) .........     (2,507,411)      (9,081,705)       (445,399)        453,167
                                                                     ------------    -------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments .........     (8,364,529)     (26,100,391)     (3,293,515)     (1,373,058)
                                                                     ------------    -------------    ------------    ------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations ...................................................   $ (8,760,353)   $ (26,149,218)   $ (3,438,901)   $ (1,316,975)
                                                                     ============    =============    ============    ============

                                                                                           Investment Divisions
                                                                     -----------------------------------------------------------
                                                                         AIM V.I.       AIM V.I.        Alliance        Alliance
                                                                       Government        Premier        Growth &         Premier
                                                                       Securities         Equity          Income          Growth
                                                                     ------------   ------------    ------------    ------------
2002 Investment Income
    Income:
       Reinvested dividends ......................................   $    364,001   $     94,792    $        474    $         --
    Expenses:
       Mortality expense risk and administrative charges .........        157,790        398,650           2,785             516
                                                                     ------------   ------------    ------------    ------------
    Net investment  income/(expense) .............................        206,211       (303,858)         (2,311)           (516)
                                                                     ------------   ------------    ------------    ------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments .........        260,533     (7,491,298)        (22,714)            848
       Reinvested realized gain distributions ....................             --             --           2,911              --
                                                                     ------------   ------------    ------------    ------------
    Net realized gain/(loss) on investments ......................        260,533     (7,491,298)        (19,803)            848
    Net change in unrealized appreciation/(depreciation) .........        466,814     (4,906,255)          8,145          (7,435)
                                                                     ------------   ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments .........        727,347    (12,397,553)        (11,658)         (6,587)
                                                                     ------------   ------------    ------------    ------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations ...................................................   $    933,558   $(12,701,411)   $    (13,969)   $     (7,103)
                                                                     ============   ============    ============    ============

                                                                          Investment Divisions
                                                                     ----------------------------
                                                                                         Alliance
                                                                         Alliance       Bernstein
                                                                       Technology           Value
                                                                     ------------    ------------
2002 Investment Income
    Income:
       Reinvested dividends ......................................   $         --    $         26
    Expenses:
       Mortality expense risk and administrative charges .........            224           2,307
                                                                     ------------    ------------
    Net investment  income/(expense) .............................           (224)         (2,281)
                                                                     ------------    ------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments .........         (1,721)         (2,001)
       Reinvested realized gain distributions ....................             --              --
                                                                     ------------    ------------
    Net realized gain/(loss) on investments ......................         (1,721)         (2,001)
    Net change in unrealized appreciation/(depreciation) .........         (1,007)          5,593
                                                                     ------------    ------------
Net realized and unrealized gain/(loss) from investments .........         (2,728)          3,592
                                                                     ------------    ------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations ...................................................   $     (2,952)   $      1,311
                                                                     ============    ============

See notes to financial statements.


                                  B-26 & B-27

The Guardian Separate Account E

STATEMENT OF OPERATIONS

Year Ended  December 31, 2002 (continued)

                                                                                           Investment Divisions
                                                                    ---------------------------------------------------------------
                                                                                                                       Fidelity VIP
                                                                            Davis            Davis            Davis      Contrafund
                                                                        Financial      Real Estate            Value   Service Class
                                                                    -------------    -------------    -------------   -------------
2002 Investment Income
    Income:
       Reinvested dividends .....................................   $      22,997    $     258,566    $     231,685   $     246,939
    Expenses:
       Mortality expense risk and administrative charges ........         134,343           68,677          428,252         460,569
                                                                    -------------    -------------    -------------   -------------
    Net investment  income/(expense) ............................        (111,346)         189,889         (196,567)       (213,630)
                                                                    -------------    -------------    -------------   -------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ........        (330,661)          10,748       (1,935,246)     (2,070,650)
       Reinvested realized gain distributions ...................              --               --               --              --
                                                                    -------------    -------------    -------------   -------------
    Net realized gain/(loss) on investments .....................        (330,661)          10,748       (1,935,246)     (2,070,650)
    Net change in unrealized appreciation/(depreciation) ........      (1,695,617)        (189,235)      (4,492,930)     (1,797,354)
                                                                    -------------    -------------    -------------   -------------
Net realized and unrealized gain/(loss) from investments ........      (2,026,278)        (178,487)      (6,428,176)     (3,868,004)
                                                                    -------------    -------------    -------------   -------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations ..................................................   $  (2,137,624)   $      11,402    $  (6,624,743)  $  (4,081,634)
                                                                    =============    =============    =============   =============

                                                                                           Investment Divisions
                                                                    ---------------------------------------------------------------
                                                                                                                           Franklin
                                                                     Fidelity VIP     Fidelity VIP                        Templeton
                                                                          Equity-           Growth     Fidelity VIP          Growth
                                                                           Income    Opportunities          Mid Cap      Securities
                                                                    Service Class    Service Class    Service Class         Class 2
                                                                    -------------    -------------    -------------   -------------
2002 Investment Income
    Income:
       Reinvested dividends .....................................   $     331,058    $      48,728    $     267,546   $       1,836
    Expenses:
       Mortality expense risk and administrative charges ........         322,811           63,825          451,115           3,871
                                                                    -------------    -------------    -------------   -------------
    Net investment  income/(expense) ............................           8,247          (15,097)        (183,569)         (2,035)
                                                                    -------------    -------------    -------------   -------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ........        (966,888)      (1,096,563)        (289,297)        (51,368)
       Reinvested realized gain distributions ...................         477,113               --               --           1,805
                                                                    -------------    -------------    -------------   -------------
    Net realized gain/(loss) on investments .....................        (489,775)      (1,096,563)        (289,297)        (49,563)
    Net change in unrealized appreciation/(depreciation) ........      (4,915,972)        (251,741)      (3,879,362)        (29,787)
                                                                    -------------    -------------    -------------   -------------
Net realized and unrealized gain/(loss) from investments ........      (5,405,747)      (1,348,304)      (4,168,659)        (79,350)
                                                                    -------------    -------------    -------------   -------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations ..................................................   $  (5,397,500)   $  (1,363,401)   $  (4,352,228)  $     (81,385)
                                                                    =============    =============    =============   =============

                                                                         Investment Divisions
                                                                    ------------------------------
                                                                      Janus Aspen      Janus Aspen
                                                                       Aggressive          Capital
                                                                           Growth     Appreciation
                                                                    -------------    -------------
2002 Investment Income
    Income:
       Reinvested dividends .....................................   $          --    $     158,623
    Expenses:
       Mortality expense risk and administrative charges ........         243,828          369,341
                                                                    -------------    -------------
    Net investment  income/(expense) ............................        (243,828)        (210,718)
                                                                    -------------    -------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ........     (12,983,893)      (4,401,049)
       Reinvested realized gain distributions ...................              --               --
                                                                    -------------    -------------
    Net realized gain/(loss) on investments .....................     (12,983,893)      (4,401,049)
    Net change in unrealized appreciation/(depreciation) ........       5,869,559         (706,340)
                                                                    -------------    -------------
Net realized and unrealized gain/(loss) from investments ........      (7,114,334)      (5,107,389)
                                                                    -------------    -------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations ..................................................   $  (7,358,162)   $  (5,318,107)
                                                                    =============    =============

See notes to financial statements.


                                  B-28 & B-29

The Guardian Separate Account E

STATEMENT OF OPERATIONS

Year Ended  December 31, 2002 (continued)

                                                                                         Investment Divisions
                                                                    ------------------------------------------------------------
                                                                                     Janus Aspen             MFS             MFS
                                                                     Janus Aspen       Worldwide        Emerging       Investors
                                                                          Growth          Growth          Growth           Trust
                                                                    ------------    ------------    ------------    ------------
2002 Investment Income
    Income:
       Reinvested dividends .....................................   $         --    $    324,848    $         --    $    198,493
    Expenses:
       Mortality expense risk and administrative charges ........        311,765         471,867         101,829         456,151
                                                                    ------------    ------------    ------------    ------------
    Net investment  income/(expense) ............................       (311,765)       (147,019)       (101,829)       (257,658)
                                                                    ------------    ------------    ------------    ------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ........     (7,757,126)     (9,026,563)     (3,671,549)     (1,471,403)
       Reinvested realized gain distributions ...................             --              --              --              --
                                                                    ------------    ------------    ------------    ------------
    Net realized gain/(loss) on investments .....................     (7,757,126)     (9,026,563)     (3,671,549)     (1,471,403)
    Net change in unrealized appreciation/(depreciation) ........        (49,529)     (2,435,939)         61,201      (7,337,441)
                                                                    ------------    ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments ........     (7,806,655)    (11,462,502)     (3,610,348)     (8,808,844)
                                                                    ------------    ------------    ------------    ------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations ..................................................   $ (8,118,420)   $(11,609,521)   $ (3,712,177)   $ (9,066,502)
                                                                    ============    ============    ============    ============

                                                                                         Investment Divisions
                                                                    ------------------------------------------------------------
                                                                             MFS                                      Prudential
                                                                             New             MFS             MFS        Jennison
                                                                       Discovery        Research    Total Return        Class II
                                                                    ------------    ------------    ------------    ------------
2002 Investment Income
    Income:
       Reinvested dividends .....................................   $         --    $      8,668    $    532,656    $         --
    Expenses:
       Mortality expense risk and administrative charges ........        118,113          38,487         457,977           5,736
                                                                    ------------    ------------    ------------    ------------
    Net investment  income/(expense) ............................       (118,113)        (29,819)         74,679          (5,736)
                                                                    ------------    ------------    ------------    ------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ........     (1,335,753)     (1,139,814)       (107,421)       (149,741)
       Reinvested realized gain distributions ...................             --              --         422,310              --
                                                                    ------------    ------------    ------------    ------------
    Net realized gain/(loss) on investments .....................     (1,335,753)     (1,139,814)        314,889        (149,741)
    Net change in unrealized appreciation/(depreciation) ........     (2,465,691)        206,658      (2,819,707)        (75,668)
                                                                    ------------    ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments ........     (3,801,444)       (933,156)     (2,504,818)       (225,409)
                                                                    ------------    ------------    ------------    ------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations ..................................................   $ (3,919,557)   $   (962,975)   $ (2,430,139)   $   (231,145)
                                                                    ============    ============    ============    ============

                                                                          Investment Divisions
                                                                    ----------------------------
                                                                      Van Kampen
                                                                            Life      Van Kampen
                                                                      Investment            Life
                                                                           Trust      Investment
                                                                        Growth &           Trust
                                                                          Income      Government
                                                                        Class II        Class II
                                                                    ------------    ------------
2002 Investment Income
    Income:
       Reinvested dividends .....................................   $         --    $         --
    Expenses:
       Mortality expense risk and administrative charges ........          4,706          25,616
                                                                    ------------    ------------
    Net investment  income/(expense) ............................         (4,706)        (25,616)
                                                                    ------------    ------------

2002 Realized and Unrealized Gain/(Loss) from Investments
    Realized gain/(loss) from investments:
       Net realized gain/(loss) from sale of investments ........        (31,460)         24,431
       Reinvested realized gain distributions ...................             --              --
                                                                    ------------    ------------
    Net realized gain/(loss) on investments .....................        (31,460)         24,431
    Net change in unrealized appreciation/(depreciation) ........          7,350         105,752
                                                                    ------------    ------------
Net realized and unrealized gain/(loss) from investments ........        (24,110)        130,183
                                                                    ------------    ------------
2002 Net Increase/(Decrease) in Net Assets Resulting from
    Operations ..................................................   $    (28,816)   $    104,567
                                                                    ============    ============

See notes to financial statements.


                                  B-30 & B-31

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2001 and 2002

                                                                                           Investment Divisions
                                                                    ---------------------------------------------------------------
                                                                                                                           Guardian
                                                                                          Guardian         Guardian         VC High
                                                                         Guardian           VC 500         VC Asset           Yield
                                                                            Stock            Index       Allocation            Bond
                                                                    -------------    -------------    -------------   -------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $  (2,954,050)   $      (2,442)   $     (17,383)  $     301,777
    Net realized gain/(loss) from sale of investments ...........     (26,738,236)        (508,234)        (554,491)       (309,105)
    Reinvested realized gain distributions ......................       2,192,286            2,805          331,613              --
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................     (53,485,042)        (986,605)      (1,022,946)       (168,798)
                                                                    -------------    -------------    -------------   -------------
    Net increase/(decrease) resulting from operations ...........     (80,985,042)      (1,494,476)      (1,263,207)       (176,126)
                                                                    -------------    -------------    -------------   -------------

2001 Contract Transactions
    Net contract purchase payments ..............................      25,138,392        4,125,414        3,099,440         930,978
    Transfers between investment divisions ......................     (26,043,251)       6,224,448        3,413,760       2,694,462
    Transfer on account of death ................................      (1,685,662)         (62,907)         (97,920)        (27,771)
    Contract fees ...............................................        (339,857)         (12,285)          (6,581)         (1,498)
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................     (19,038,976)        (491,247)        (422,560)       (331,313)
    Transfers - other ...........................................          65,428           (1,847)           1,380             713
                                                                    -------------    -------------    -------------   -------------
    Net increase/(decrease) from contract transactions ..........     (21,903,926)       9,781,576        5,987,519       3,265,571
                                                                    -------------    -------------    -------------   -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ...............................................              --               --               --              --
                                                                    -------------    -------------    -------------   -------------
Total Increase/(Decrease) in Net Assets .........................    (102,888,968)       8,287,100        4,724,312       3,089,445
    Net Assets at December 31, 2000 .............................     356,654,337        5,916,201        8,739,015       1,272,533
                                                                    -------------    -------------    -------------   -------------
    Net Assets at December 31, 2001 .............................   $ 253,765,369    $  14,203,301    $  13,463,327   $   4,361,978
                                                                    =============    =============    =============   =============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $    (890,903)   $     113,409    $      83,513   $     322,859
    Net realized gain/(loss) from sale of investments ...........     (36,293,044)      (1,589,094)      (1,455,096)       (272,728)
    Reinvested realized gain distributions ......................              --               --               --              --
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................     (17,053,926)      (2,584,901)      (1,593,065)        (71,475)
                                                                    -------------    -------------    -------------   -------------
    Net increase/(decrease) resulting from operations ...........     (54,237,873)      (4,060,586)      (2,964,648)        (21,344)
                                                                    -------------    -------------    -------------   -------------
2002 Contract Transactions
    Net contract purchase payments ..............................      15,036,377        3,859,868        1,503,441       1,023,239
    Transfers between investment divisions ......................     (22,155,857)       2,340,629       (1,149,237)         33,490
    Transfers on account of death ...............................        (996,953)         (15,377)         (54,715)             --
    Contract fees ...............................................        (316,615)         (16,523)          (9,364)         (2,674)
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................     (19,897,348)      (1,635,694)        (958,735)       (389,832)
    Transfers - other ...........................................          11,991            2,892           (1,820)           (301)
                                                                    -------------    -------------    -------------   -------------
    Net increase/(decrease) from contract transactions ..........     (28,318,405)       4,535,795         (670,430)        663,922
                                                                    -------------    -------------    -------------   -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ...............................................          14,951               --            4,831              --
                                                                    -------------    -------------    -------------   -------------
Total Increase/(Decrease) in Net Assets .........................     (82,541,327)         475,209       (3,630,247)        642,578
    Net Assets at December 31, 2001 .............................     253,765,369       14,203,301       13,463,327       4,361,978
                                                                    -------------    -------------    -------------   -------------
    Net Assets at December 31, 2002 .............................   $ 171,224,042    $  14,678,510    $   9,833,080   $   5,004,556
                                                                    =============    =============    =============   =============

                                                                                         Investment Divisions
                                                                    ---------------------------------------------------------------
                                                                                                           Gabelli          Baillie
                                                                         Guardian        Guardian          Capital          Gifford
                                                                             Bond            Cash            Asset    International
                                                                    -------------   -------------    -------------   --------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $   2,888,662   $   2,169,115    $    (341,731)  $     (369,642)
    Net realized gain/(loss) from sale of investments ...........        (245,350)             --         (687,702)     (13,467,136)
    Reinvested realized gain distributions ......................         323,460              --        3,051,735          470,765
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................         549,430              --       (1,383,670)       6,168,142
                                                                    -------------   -------------    -------------   --------------
    Net increase/(decrease) resulting from operations ...........       3,516,202       2,169,115          638,632       (7,197,871)
                                                                    -------------   -------------    -------------   --------------

2001 Contract Transactions
    Net contract purchase payments ..............................      10,588,301      57,443,029        7,682,426        2,560,576
    Transfers between investment divisions ......................      19,602,116      14,218,985       15,070,102       (1,921,028)
    Transfer on account of death ................................        (411,236)       (948,279)        (125,907)        (101,348)
    Contract fees ...............................................         (25,054)        (32,429)         (45,224)         (25,392)
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................      (4,812,132)    (18,345,134)      (3,033,815)      (1,855,685)
    Transfers - other ...........................................          (2,017)          1,085             (825)          (1,083)
                                                                    -------------   -------------    -------------   --------------
    Net increase/(decrease) from contract transactions ..........      24,939,978      52,337,257       19,546,757       (1,343,960)
                                                                    -------------   -------------    -------------   --------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ...............................................              --           4,786               --               --
                                                                    -------------   -------------    -------------   --------------
Total Increase/(Decrease) in Net Assets .........................      28,456,180      54,511,158       20,185,389       (8,541,831)
    Net Assets at December 31, 2000 .............................      40,373,080      77,408,839       38,807,912       34,126,498
                                                                    -------------   -------------    -------------   --------------
    Net Assets at December 31, 2001 .............................   $  68,829,260   $ 131,919,997    $  58,993,301   $   25,584,667
                                                                    =============   =============    =============   ==============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $   2,987,180   $    (111,443)   $    (617,990)  $     (276,806)
    Net realized gain/(loss) from sale of investments ...........        (123,691)             --       (2,927,136)      (7,775,423)
    Reinvested realized gain distributions ......................         335,859              --               --               --
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................       3,750,760              --       (7,411,637)       3,509,681
                                                                    -------------   -------------    -------------   --------------
    Net increase/(decrease) resulting from operations ...........       6,950,108        (111,443)     (10,956,763)      (4,542,548)
                                                                    -------------   -------------    -------------   --------------
2002 Contract Transactions
    Net contract purchase payments ..............................      14,775,418      32,727,935       11,464,511        1,810,657
    Transfers between investment divisions ......................      28,612,249      (8,394,428)       3,036,665       (1,427,811)
    Transfers on account of death ...............................        (342,176)     (1,077,768)        (342,303)        (135,532)
    Contract fees ...............................................         (44,710)        (57,382)         (58,319)         (23,452)
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................      (8,711,929)    (30,768,516)      (5,209,895)      (1,744,028)
    Transfers - other ...........................................           4,246             119           19,475             (424)
                                                                    -------------   -------------    -------------   --------------
    Net increase/(decrease) from contract transactions ..........      34,293,098      (7,570,040)       8,910,134       (1,520,590)
                                                                    -------------   -------------    -------------   --------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ...............................................         120,744        (142,816)           8,373          (21,438)
                                                                    -------------   -------------    -------------   --------------
Total Increase/(Decrease) in Net Assets .........................      41,363,950      (7,824,299)      (2,038,256)      (6,084,576)
    Net Assets at December 31, 2001 .............................      68,829,260     131,919,997       58,993,301       25,584,667
                                                                    -------------   -------------    -------------   --------------
    Net Assets at December 31, 2002 .............................   $ 110,193,210   $ 124,095,698    $  56,955,045   $   19,500,091
                                                                    =============   =============    =============   ==============

                                                                          Investment Divisions
                                                                    --------------------------------
                                                                    Baillie Gifford         Guardian
                                                                           Emerging        Small Cap
                                                                            Markets            Stock
                                                                    ---------------    -------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $       (73,382)   $    (438,250)
    Net realized gain/(loss) from sale of investments ...........            50,446         (372,624)
    Reinvested realized gain distributions ......................                --            1,645
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................           181,500       (2,704,563)
                                                                    ---------------    -------------
    Net increase/(decrease) resulting from operations ...........           158,564       (3,513,792)
                                                                    ---------------    -------------

2001 Contract Transactions
    Net contract purchase payments ..............................           505,645        2,844,649
    Transfers between investment divisions ......................           548,713       (1,627,026)
    Transfer on account of death ................................            (3,341)         (42,922)
    Contract fees ...............................................            (6,978)         (35,701)
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................          (457,248)      (2,200,425)
    Transfers - other ...........................................             1,181            1,799
                                                                    ---------------    -------------
    Net increase/(decrease) from contract transactions ..........           587,972       (1,059,626)
                                                                    ---------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ...............................................                --               --
                                                                    ---------------    -------------
Total Increase/(Decrease) in Net Assets .........................           746,536       (4,573,418)
    Net Assets at December 31, 2000 .............................         5,886,844       37,901,693
                                                                    ---------------    -------------
    Net Assets at December 31, 2001 .............................   $     6,633,380    $  33,328,275
                                                                    ===============    =============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $       (61,542)   $    (415,723)
    Net realized gain/(loss) from sale of investments ...........          (771,772)        (359,984)
    Reinvested realized gain distributions ......................                --               --
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................          (300,278)      (5,386,362)
                                                                    ---------------    -------------
    Net increase/(decrease) resulting from operations ...........        (1,133,592)      (6,162,069)
                                                                    ---------------    -------------
2002 Contract Transactions
    Net contract purchase payments ..............................         1,417,751        3,825,120
    Transfers between investment divisions ......................         1,833,491        1,368,199
    Transfers on account of death ...............................           (53,823)        (208,307)
    Contract fees ...............................................            (9,329)         (40,003)
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................          (953,683)      (2,884,792)
    Transfers - other ...........................................            (2,179)           4,819
                                                                    ---------------    -------------
    Net increase/(decrease) from contract transactions ..........         2,232,228        2,065,036
                                                                    ---------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
    Payout Period ...............................................                --               --
                                                                    ---------------    -------------
Total Increase/(Decrease) in Net Assets .........................         1,098,636       (4,097,033)
    Net Assets at December 31, 2001 .............................         6,633,380       33,328,275
                                                                    ---------------    -------------
    Net Assets at December 31, 2002 .............................   $     7,732,016    $  29,231,242
                                                                    ===============    =============

See notes to financial statements.


                                  B-32 & B-33

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2001 and 2002 (continued)

                                                                                            Investment Divisions
                                                                    ----------------------------------------------------------------
                                                                                        Value Line
                                                                                         Strategic         AIM V.I.         AIM V.I.
                                                                       Value Line            Asset          Capital           Global
                                                                        Centurion       Management     Appreciation        Utilities
                                                                    -------------    -------------    -------------    -------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $    (434,783)   $   3,985,056    $    (179,378)   $      5,724
    Net realized gain/(loss) from sale of investments ...........      (2,774,347)      (5,237,399)      (1,235,799)       (138,529)
    Reinvested realized gain distributions ......................       5,215,861       14,823,040        1,107,421         458,221
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................     (10,340,026)     (45,220,467)      (3,871,290)     (2,103,493)
                                                                    -------------    -------------    -------------    ------------
    Net increase/(decrease) resulting from operations ...........      (8,333,295)     (31,649,770)      (4,179,046)     (1,778,077)
                                                                    -------------    -------------    -------------    ------------
2001 Contract Transactions
    Net contract purchase payments ..............................       3,561,193       27,672,163        4,138,110       1,172,601
    Transfers between investment divisions ......................      (1,286,972)       1,897,096         (667,522)        854,744
    Transfer on account of death ................................        (182,430)      (1,524,617)         (12,017)         (9,326)
    Contract fees ...............................................         (39,261)        (122,954)         (11,816)         (2,566)
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................      (2,765,683)     (12,829,161)        (922,635)       (210,005)
    Transfers - other ...........................................           4,803            5,788          (19,338)           (553)
                                                                    -------------    -------------    -------------    ------------
    Net increase/(decrease) from contract transactions ..........        (708,350)      15,098,315        2,504,782       1,804,895
                                                                    -------------    -------------    -------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ............................................              --               --               --              --
                                                                    -------------    -------------    -------------    ------------
Total Increase/(Decrease) in Net Assets .........................      (9,041,645)     (16,551,455)      (1,674,264)         26,818
    Net Assets at December 31, 2000 .............................      46,163,837      207,372,743       15,529,891       4,836,350
                                                                    -------------    -------------    -------------    ------------
    Net Assets at December 31, 2001 .............................   $  37,122,192    $ 190,821,288    $  13,855,627    $  4,863,168
                                                                    =============    =============    =============    ============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $    (395,824)   $     (48,827)   $    (145,386)   $     56,083
    Net realized gain/(loss) from sale of investments ...........      (5,857,118)     (17,018,686)      (2,848,116)     (1,826,225)
    Reinvested realized gain distributions ......................              --               --               --              --
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................      (2,507,411)      (9,081,705)        (445,399)        453,167
                                                                    -------------    -------------    -------------    ------------
    Net increase/(decrease) resulting from operations ...........      (8,760,353)     (26,149,218)      (3,438,901)     (1,316,975)
                                                                    -------------    -------------    -------------    ------------
2002 Contract Transactions
    Net contract purchase payments ..............................       2,641,787       12,179,763          986,448         293,425
    Transfers between investment divisions ......................      (2,924,902)     (13,631,460)      (1,288,266)       (585,493)
    Transfers on account of death ...............................        (185,780)      (1,310,874)         (20,747)        (54,090)
    Contract fees ...............................................         (37,773)        (139,079)         (14,312)         (2,885)
    Transfer of annuity benefits, surrenders and partial
       withdrawals ..............................................      (3,186,926)     (15,753,746)        (909,198)       (281,989)
    Transfers - other ...........................................             993           (1,781)              72           1,025
                                                                    -------------    -------------    -------------    ------------
    Net increase/(decrease) from contract transactions ..........      (3,692,601)     (18,657,177)      (1,246,003)       (630,007)
                                                                    -------------    -------------    -------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ............................................              --           22,062               --              --
                                                                    -------------    -------------    -------------    ------------
Total Increase/(Decrease) in Net Assets .........................     (12,452,954)     (44,784,333)      (4,684,904)     (1,946,982)
    Net Assets at December 31, 2001 .............................      37,122,192      190,821,288       13,855,627       4,863,168
                                                                    -------------    -------------    -------------    ------------
    Net Assets at December 31, 2002 .............................   $  24,669,238    $ 146,036,955    $   9,170,723    $  2,916,186
                                                                    =============    =============    =============    ============

                                                                                           Investment Divisions
                                                                     ---------------------------------------------------------------
                                                                         AIM V.I.         AIM V.I.         Alliance        Alliance
                                                                       Government          Premier         Growth &         Premier
                                                                       Securities           Equity           Income          Growth
                                                                    -------------    -------------    -------------    ------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $      89,747    $    (517,832)   $          --    $         --
    Net realized gain/(loss) from sale of investments ...........          20,558       (2,533,144)              --              --
    Reinvested realized gain distributions ......................              --          842,026               --              --
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................         (66,926)      (4,745,670)              --              --
                                                                    -------------    -------------    -------------    ------------
    Net increase/(decrease) resulting from operations ...........          43,379       (6,954,620)              --              --
                                                                    -------------    -------------    -------------    ------------
2001 Contract Transactions
    Net contract purchase payments ..............................       2,036,096        6,838,674               --              --
    Transfers between investment divisions ......................       1,895,211          370,921               --              --
    Transfer on account of death ................................              --         (189,840)              --              --
    Contract fees ...............................................            (387)         (25,776)              --              --
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................         (79,649)      (3,065,667)              --              --
    Transfers - other ...........................................            (468)           2,608               --              --
                                                                    -------------    -------------    -------------    ------------
    Net increase/(decrease) from contract transactions ..........       3,850,803        3,930,920               --              --
                                                                    -------------    -------------    -------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ............................................              --               --               --              --
                                                                    -------------    -------------    -------------    ------------
Total Increase/(Decrease) in Net Assets .........................       3,894,182       (3,023,700)              --              --
    Net Assets at December 31, 2000 .............................         312,526       45,058,513               --              --
                                                                    -------------    -------------    -------------    ------------
    Net Assets at December 31, 2001 .............................   $   4,206,708    $  42,034,813    $          --    $         --
                                                                    =============    =============    =============    ============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $     206,211    $    (303,858)   $      (2,311)   $       (516)
    Net realized gain/(loss) from sale of investments ...........         260,533       (7,491,298)         (22,714)            848
    Reinvested realized gain distributions ......................              --               --            2,911              --
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................         466,814       (4,906,255)           8,145          (7,435)
                                                                    -------------    -------------    -------------    ------------
    Net increase/(decrease) resulting from operations ...........         933,558      (12,701,411)         (13,969)         (7,103)
                                                                    -------------    -------------    -------------    ------------
2002 Contract Transactions
    Net contract purchase payments ..............................       5,399,307        2,748,969          396,982          89,208
    Transfers between investment divisions ......................       9,526,413       (5,088,260)         254,808          72,725
    Transfers on account of death ...............................         (98,942)        (465,882)              --              --
    Contract fees ...............................................          (5,366)         (27,910)             (92)            (18)
    Transfer of annuity benefits, surrenders and partial
       withdrawals ..............................................        (963,387)      (3,102,608)         (10,302)         (1,749)
    Transfers - other ...........................................          (1,552)           1,315              525             822
                                                                    -------------    -------------    -------------    ------------
    Net increase/(decrease) from contract transactions ..........      13,856,473       (5,934,376)         641,921         160,988
                                                                    -------------    -------------    -------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ............................................              --               --               --              --
                                                                    -------------    -------------    -------------    ------------
Total Increase/(Decrease) in Net Assets .........................      14,790,031      (18,635,787)         627,952         153,885
    Net Assets at December 31, 2001 .............................       4,206,708       42,034,813               --              --
                                                                    -------------    -------------    -------------    ------------
    Net Assets at December 31, 2002 .............................   $  18,996,739    $  23,399,026    $     627,952    $    153,885
                                                                    =============    =============    =============    ============

                                                                           Investment Divisions
                                                                     -----------------------------
                                                                                          Alliance
                                                                         Alliance        Bernstein
                                                                       Technology            Value
                                                                    -------------    -------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $          --    $          --
    Net realized gain/(loss) from sale of investments ...........              --               --
    Reinvested realized gain distributions ......................              --               --
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................              --               --
                                                                    -------------    -------------
    Net increase/(decrease) resulting from operations ...........              --               --
                                                                    -------------    -------------
2001 Contract Transactions
    Net contract purchase payments ..............................              --               --
    Transfers between investment divisions ......................              --               --
    Transfer on account of death ................................              --               --
    Contract fees ...............................................              --               --
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................              --               --
    Transfers - other ...........................................              --               --
                                                                    -------------    -------------
    Net increase/(decrease) from contract transactions ..........              --               --
                                                                    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ............................................              --               --
                                                                    -------------    -------------
Total Increase/(Decrease) in Net Assets .........................              --               --
    Net Assets at December 31, 2000 .............................              --               --
                                                                    -------------    -------------
    Net Assets at December 31, 2001 .............................   $          --    $          --
                                                                    =============    =============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $        (224)   $      (2,281)
    Net realized gain/(loss) from sale of investments ...........          (1,721)          (2,001)
    Reinvested realized gain distributions ......................              --               --
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................          (1,007)           5,593
                                                                    -------------    -------------
    Net increase/(decrease) resulting from operations ...........          (2,952)           1,311
                                                                    -------------    -------------
2002 Contract Transactions
    Net contract purchase payments ..............................          42,906          249,284
    Transfers between investment divisions ......................          13,932          280,428
    Transfers on account of death ...............................              --               --
    Contract fees ...............................................             (13)             (58)
    Transfer of annuity benefits, surrenders and partial
       withdrawals ..............................................              --           (5,884)
    Transfers - other ...........................................               1             (480)
                                                                    -------------    -------------
    Net increase/(decrease) from contract transactions ..........          56,826          523,290
                                                                    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ............................................              --               --
                                                                    -------------    -------------
Total Increase/(Decrease) in Net Assets .........................          53,874          524,601
    Net Assets at December 31, 2001 .............................              --               --
                                                                    -------------    -------------
    Net Assets at December 31, 2002 .............................   $      53,874    $     524,601
                                                                    =============    =============

See notes to financial statements.


                                  B-34 & B-35

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2001 and 2002 (continued)

                                                                                           Investment Divisions
                                                                    ---------------------------------------------------------------
                                                                                                                       Fidelity VIP
                                                                            Davis            Davis            Davis      Contrafund
                                                                        Financial      Real Estate            Value   Service Class
                                                                    -------------    -------------    -------------   -------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $    (136,039)   $      57,918    $    (295,844)  $    (215,983)
    Net realized gain/(loss) from sale of investments ...........         539,085           30,099         (996,788)     (1,337,140)
    Reinvested realized gain distributions ......................              --           22,828               --         914,090
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................      (1,637,628)         (45,715)      (3,289,741)     (4,448,830)
                                                                    -------------    -------------    -------------   -------------
    Net increase/(decrease) resulting from operations ...........      (1,234,582)          65,130       (4,582,373)     (5,087,863)
                                                                    -------------    -------------    -------------   -------------
2001 Contract Transactions
    Net contract purchase payments ..............................       3,103,900          369,330        7,811,508       5,143,553
    Transfers between investment divisions ......................       2,257,762          733,020        3,643,648       1,319,720
    Transfer on account of death ................................         (22,809)              --         (144,607)       (195,467)
    Contract fees ...............................................          (6,400)            (952)         (13,864)        (26,064)
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................        (577,585)        (109,126)      (1,864,835)     (1,578,717)
    Transfers - other ...........................................           2,702            1,248            3,526           1,587
                                                                    -------------    -------------    -------------   -------------
    Net increase/(decrease) from contract transactions ..........       4,757,570          993,520        9,435,376       4,664,612
                                                                    -------------    -------------    -------------   -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ............................................              --               --               --              --
                                                                    -------------    -------------    -------------   -------------
Total Increase/(Decrease) in Net Assets .........................       3,522,988        1,058,650        4,853,003        (423,251)
    Net Assets at December 31, 2000 .............................       8,179,876        1,280,970       30,218,864      34,930,004
                                                                    -------------    -------------    -------------   -------------
    Net Assets at December 31, 2001 .............................   $  11,702,864    $   2,339,620    $  35,071,867   $  34,506,753
                                                                    =============    =============    =============   =============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $    (111,346)   $     189,889    $    (196,567)  $    (213,630)
    Net realized gain/(loss) from sale of investments ...........        (330,661)          10,748       (1,935,246)     (2,070,650)
    Reinvested realized gain distributions ......................              --               --               --              --
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................      (1,695,617)        (189,235)      (4,492,930)     (1,797,354)
                                                                    -------------    -------------    -------------   -------------
    Net increase/(decrease) resulting from operations ...........      (2,137,624)          11,402       (6,624,743)     (4,081,634)
                                                                    -------------    -------------    -------------   -------------
2002 Contract Transactions
    Net contract purchase payments ..............................       1,505,134        1,878,329        4,425,350       4,405,316
    Transfers between investment divisions ......................      (1,285,276)       3,581,209          483,511       1,110,403
    Transfers on account of death ...............................        (129,158)         (44,663)        (476,651)       (122,156)
    Contract fees ...............................................          (9,422)          (3,251)         (19,651)        (34,699)
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................        (783,621)        (664,967)      (3,445,866)     (2,559,857)
    Transfers - other ...........................................            (905)           1,261            7,312           1,957
                                                                    -------------    -------------    -------------   -------------
    Net increase/(decrease) from contract transactions ..........        (703,248)       4,747,918          974,005       2,800,964
                                                                    -------------    -------------    -------------   -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ............................................              --               --            7,761              --
                                                                    -------------    -------------    -------------   -------------
Total Increase/(Decrease) in Net Assets .........................      (2,840,872)       4,759,320       (5,642,977)     (1,280,670)
    Net Assets at December 31, 2001 .............................      11,702,864        2,339,620       35,071,867      34,506,753
                                                                    -------------    -------------    -------------   -------------
    Net Assets at December 31, 2002 .............................   $   8,861,992    $   7,098,940    $  29,428,890   $  33,226,083
                                                                    =============    =============    =============   =============

                                                                                           Investment Divisions
                                                                    ---------------------------------------------------------------
                                                                                                                           Franklin
                                                                     Fidelity VIP     Fidelity VIP                        Templeton
                                                                          Equity-           Growth     Fidelity VIP          Growth
                                                                           Income    Opportunities          Mid Cap      Securities
                                                                    Service Class    Service Class    Service Class         Class 2
                                                                    -------------    -------------    -------------    ------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $     (38,036)   $     (60,846)   $    (360,679)   $         --
    Net realized gain/(loss) from sale of investments ...........        (301,439)        (324,251)         626,251              --
    Reinvested realized gain distributions ......................         452,732               --               --              --
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................      (1,010,847)        (648,049)      (1,548,606)             --
                                                                    -------------    -------------    -------------    ------------
    Net increase/(decrease) resulting from operations ...........        (897,590)      (1,033,146)      (1,283,034)             --
                                                                    -------------    -------------    -------------    ------------
2001 Contract Transactions
    Net contract purchase payments ..............................       6,138,354        1,048,652        7,617,174              --
    Transfers between investment divisions ......................       6,889,431           57,962         (951,081)             --
    Transfer on account of death ................................         (20,938)         (25,849)        (128,868)             --
    Contract fees ...............................................          (7,297)          (6,427)         (19,516)             --
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................        (848,487)        (329,565)      (1,817,139)             --
    Transfers - other ...........................................           4,955            1,705            8,080              --
                                                                    -------------    -------------    -------------    ------------
    Net increase/(decrease) from contract transactions ..........      12,156,018          746,478        4,708,650              --
                                                                    -------------    -------------    -------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ............................................              --               --               --              --
                                                                    -------------    -------------    -------------    ------------
Total Increase/(Decrease) in Net Assets .........................      11,258,428         (286,668)       3,425,616              --
    Net Assets at December 31, 2000 .............................       9,379,110        6,286,542       27,761,396              --
                                                                    -------------    -------------    -------------    ------------
    Net Assets at December 31, 2001 .............................   $  20,637,538    $   5,999,874    $  31,187,012    $         --
                                                                    =============    =============    =============    ============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $       8,247    $     (15,097)   $    (183,569)   $     (2,035)
    Net realized gain/(loss) from sale of investments ...........        (966,888)      (1,096,563)        (289,297)        (51,368)
    Reinvested realized gain distributions ......................         477,113               --               --           1,805
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................      (4,915,972)        (251,741)      (3,879,362)        (29,787)
                                                                    -------------    -------------    -------------    ------------
    Net increase/(decrease) resulting from operations ...........      (5,397,500)      (1,363,401)      (4,352,228)        (81,385)
                                                                    -------------    -------------    -------------    ------------
2002 Contract Transactions
    Net contract purchase payments ..............................       6,468,085          514,543        6,676,701         331,915
    Transfers between investment divisions ......................       7,164,908         (657,545)       4,819,195         558,774
    Transfers on account of death ...............................        (198,630)         (51,441)        (143,035)             --
    Contract fees ...............................................         (15,329)          (7,011)         (31,159)            (81)
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................      (1,773,983)        (404,265)      (3,400,931)         (9,062)
    Transfers - other ...........................................           9,917             (727)            (509)           (319)
                                                                    -------------    -------------    -------------    ------------
    Net increase/(decrease) from contract transactions ..........      11,654,968         (606,446)       7,920,262         881,227
                                                                    -------------    -------------    -------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ............................................          10,719            2,556            3,191              --
                                                                    -------------    -------------    -------------    ------------
Total Increase/(Decrease) in Net Assets .........................       6,268,187       (1,967,291)       3,571,225         799,842
    Net Assets at December 31, 2001 .............................      20,637,538        5,999,874       31,187,012              --
                                                                    -------------    -------------    -------------    ------------
    Net Assets at December 31, 2002 .............................   $  26,905,725    $   4,032,583    $  34,758,237    $    799,842
                                                                    =============    =============    =============    ============

                                                                         Investment Divisions
                                                                    ------------------------------
                                                                      Janus Aspen      Janus Aspen
                                                                       Aggressive          Capital
                                                                           Growth     Appreciation
                                                                    -------------    -------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $    (453,968)   $     (29,762)
    Net realized gain/(loss) from sale of investments ...........     (27,977,551)      (1,135,892)
    Reinvested realized gain distributions ......................              --               --
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................       5,906,278       (9,906,385)
                                                                    -------------    -------------
    Net increase/(decrease) resulting from operations ...........     (22,525,241)     (11,072,039)
                                                                    -------------    -------------
2001 Contract Transactions
    Net contract purchase payments ..............................       4,938,077        4,277,297
    Transfers between investment divisions ......................     (14,440,954)      (5,744,923)
    Transfer on account of death ................................        (170,117)         (76,937)
    Contract fees ...............................................         (53,269)         (33,855)
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................      (2,138,371)      (1,741,084)
    Transfers - other ...........................................          14,458            2,972
                                                                    -------------    -------------
    Net increase/(decrease) from contract transactions ..........     (11,850,176)      (3,316,530)
                                                                    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ............................................              --               --
                                                                    -------------    -------------
Total Increase/(Decrease) in Net Assets .........................     (34,375,417)     (14,388,569)
    Net Assets at December 31, 2000 .............................      61,068,035       47,587,619
                                                                    -------------    -------------
    Net Assets at December 31, 2001 .............................   $  26,692,618    $  33,199,050
                                                                    =============    =============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $    (243,828)   $    (210,718)
    Net realized gain/(loss) from sale of investments ...........     (12,983,893)      (4,401,049)
    Reinvested realized gain distributions ......................              --               --
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................       5,869,559         (706,340)
                                                                    -------------    -------------
    Net increase/(decrease) resulting from operations ...........      (7,358,162)      (5,318,107)
                                                                    -------------    -------------
2002 Contract Transactions
    Net contract purchase payments ..............................       1,801,395        1,644,641
    Transfers between investment divisions ......................      (4,105,688)      (3,872,224)
    Transfers on account of death ...............................         (64,588)        (154,761)
    Contract fees ...............................................         (45,786)         (35,229)
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................      (1,692,304)      (2,205,797)
    Transfers - other ...........................................          13,379           10,104
                                                                    -------------    -------------
    Net increase/(decrease) from contract transactions ..........      (4,093,592)      (4,613,266)
                                                                    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ............................................              --            3,402
                                                                    -------------    -------------
Total Increase/(Decrease) in Net Assets .........................     (11,451,754)      (9,927,971)
    Net Assets at December 31, 2001 .............................      26,692,618       33,199,050
                                                                    -------------    -------------
    Net Assets at December 31, 2002 .............................   $  15,240,864    $  23,271,079
                                                                    =============    =============

See notes to financial statements.


                                  B-36 & B-37

The Guardian Separate Account E

STATEMENT OF CHANGES IN NET ASSETS

Years Ended December 31, 2001 and 2002 (continued)

                                                                                         Investment Divisions
                                                                    ------------------------------------------------------------
                                                                                     Janus Aspen             MFS             MFS
                                                                     Janus Aspen       Worldwide        Emerging       Investors
                                                                          Growth          Growth          Growth           Trust
                                                                    ------------    ------------    ------------    ------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $   (436,236)   $   (380,835)   $   (142,896)   $   (370,129)
    Net realized gain/(loss) from sale of investments ...........     (3,924,484)     (1,615,935)       (545,799)       (471,868)
    Reinvested realized gain distributions ......................         72,619              --         748,835       1,219,165
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................     (7,854,495)    (11,230,950)     (5,392,829)     (9,623,395)
                                                                    ------------    ------------    ------------    ------------
    Net increase/(decrease) resulting from operations ...........    (12,142,596)    (13,227,720)     (5,332,689)     (9,246,227)
                                                                    ------------    ------------    ------------    ------------
2001 Contract Transactions
    Net contract purchase payments ..............................      6,109,149       7,543,110       2,140,049       3,070,565
    Transfers between investment divisions ......................        518,160        (745,808)        230,368      (1,562,871)
    Transfer on account of death ................................       (266,676)       (175,912)        (65,553)       (173,611)
    Contract fees ...............................................        (29,252)        (37,084)        (13,551)        (40,780)
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................     (1,915,842)     (2,356,074)       (751,647)     (3,058,964)
    Transfers - other ...........................................          2,379          15,801           7,142          (7,184)
                                                                    ------------    ------------    ------------    ------------
    Net increase/(decrease) from contract transactions ..........      4,417,918       4,244,033       1,546,808      (1,772,845)
                                                                    ------------    ------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ............................................             --              --              --              --
                                                                    ------------    ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets .........................     (7,724,678)     (8,983,687)     (3,785,881)    (11,019,072)
    Net Assets at December 31, 2000 .............................     38,433,707      52,298,524      14,836,864      53,288,761
                                                                    ------------    ------------    ------------    ------------
    Net Assets at December 31, 2001 .............................   $ 30,709,029    $ 43,314,837    $ 11,050,983    $ 42,269,689
                                                                    ============    ============    ============    ============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $   (311,765)   $   (147,019)   $   (101,829)   $   (257,658)
    Net realized gain/(loss) from sale of investments ...........     (7,757,126)     (9,026,563)     (3,671,549)     (1,471,403)
    Reinvested realized gain distributions ......................             --              --              --              --
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................        (49,529)     (2,435,939)         61,201      (7,337,441)
                                                                    ------------    ------------    ------------    ------------
    Net increase/(decrease) resulting from operations ...........     (8,118,420)    (11,609,521)     (3,712,177)     (9,066,502)
                                                                    ------------    ------------    ------------    ------------
2002 Contract Transactions
    Net contract purchase payments ..............................      1,945,275       3,313,333         983,511       1,638,999
    Transfers between investment divisions ......................     (3,836,352)     (2,355,968)     (1,082,448)     (3,514,858)
    Transfers on account of death ...............................       (116,213)       (163,558)        (16,995)       (167,783)
    Contract fees ...............................................        (29,798)        (40,708)        (13,208)        (39,111)
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................     (3,033,249)     (3,230,231)       (746,442)     (2,907,692)
    Transfers - other ...........................................         (2,611)          4,399           1,153           1,209
                                                                    ------------    ------------    ------------    ------------
    Net increase/(decrease) from contract transactions ..........     (5,072,948)     (2,472,733)       (874,429)     (4,989,236)
                                                                    ------------    ------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ............................................             --              --              --          17,234
                                                                    ------------    ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets .........................    (13,191,368)    (14,082,254)     (4,586,606)    (14,038,504)
    Net Assets at December 31, 2001 .............................     30,709,029      43,314,837      11,050,983      42,269,689
                                                                    ------------    ------------    ------------    ------------
    Net Assets at December 31, 2002 .............................   $ 17,517,661    $ 29,232,583    $  6,464,377    $ 28,231,185
                                                                    ============    ============    ============    ============

                                                                                         Investment Divisions
                                                                    ------------------------------------------------------------
                                                                             MFS                                      Prudential
                                                                             New             MFS             MFS        Jennison
                                                                       Discovery        Research    Total Return        Class II
                                                                    ------------    ------------    ------------    ------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $   (128,394)   $    (52,773)   $     50,757          (2,022)
    Net realized gain/(loss) from sale of investments ...........       (620,571)       (671,002)         86,229          (4,744)
    Reinvested realized gain distributions ......................        306,164         547,784         385,948              --
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................        (74,460)       (969,260)       (507,117)          6,304
                                                                    ------------    ------------    ------------    ------------
    Net increase/(decrease) resulting from operations ...........       (517,261)     (1,145,251)         15,817            (462)
                                                                    ------------    ------------    ------------    ------------
2001 Contract Transactions
    Net contract purchase payments ..............................      1,950,737       1,005,373       7,956,728         192,218
    Transfers between investment divisions ......................      2,086,090         666,689      11,702,598         269,712
    Transfer on account of death ................................        (26,070)        (69,248)        (60,892)             --
    Contract fees ...............................................         (6,718)         (2,411)         (5,196)            (98)
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................       (577,946)       (370,658)     (1,102,553)        (10,781)
    Transfers - other ...........................................           (480)          4,061           3,556            (236)
                                                                    ------------    ------------    ------------    ------------
    Net increase/(decrease) from contract transactions ..........      3,425,613       1,233,806      18,494,241         450,815
                                                                    ------------    ------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ............................................             --              --              --              --
                                                                    ------------    ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets .........................      2,908,352          88,555      18,510,058         450,353
    Net Assets at December 31, 2000 .............................      8,321,438       3,940,192       6,723,284              --
                                                                    ------------    ------------    ------------    ------------
    Net Assets at December 31, 2001 .............................   $ 11,229,790    $  4,028,747    $ 25,233,342    $    450,353
                                                                    ============    ============    ============    ============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $   (118,113)   $    (29,819)   $     74,679    $     (5,736)
    Net realized gain/(loss) from sale of investments ...........     (1,335,753)     (1,139,814)       (107,421)       (149,741)
    Reinvested realized gain distributions ......................             --              --         422,310              --
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................     (2,465,691)        206,658      (2,819,707)        (75,668)
                                                                    ------------    ------------    ------------    ------------
    Net increase/(decrease) resulting from operations ...........     (3,919,557)       (962,975)     (2,430,139)       (231,145)
                                                                    ------------    ------------    ------------    ------------
2002 Contract Transactions
    Net contract purchase payments ..............................      1,911,985         361,692       9,235,125         290,753
    Transfers between investment divisions ......................       (794,840)       (827,749)     14,205,987         317,093
    Transfers on account of death ...............................        (28,277)        (44,898)       (128,083)        (16,184)
    Contract fees ...............................................         (8,760)         (3,094)        (16,408)           (386)
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................       (790,762)       (256,042)     (2,699,921)        (31,331)
    Transfers - other ...........................................          7,746              80           4,029           1,274
                                                                    ------------    ------------    ------------    ------------
    Net increase/(decrease) from contract transactions ..........        297,092        (770,011)     20,600,729         561,219
                                                                    ------------    ------------    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ............................................             --              --              --              --
                                                                    ------------    ------------    ------------    ------------
Total Increase/(Decrease) in Net Assets .........................     (3,622,465)     (1,732,986)     18,170,590         330,074
    Net Assets at December 31, 2001 .............................     11,229,790       4,028,747      25,233,342         450,353
                                                                    ------------    ------------    ------------    ------------
    Net Assets at December 31, 2002 .............................   $  7,607,325    $  2,295,761    $ 43,403,932    $    780,427
                                                                    ============    ============    ============    ============

                                                                          Investment Divisions
                                                                    ----------------------------
                                                                      Van Kampen
                                                                            Life      Van Kampen
                                                                      Investment            Life
                                                                           Trust      Investment
                                                                        Growth &           Trust
                                                                          Income      Government
                                                                        Class II        Class II
                                                                    ------------    ------------
2001 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $         --    $         --
    Net realized gain/(loss) from sale of investments ...........             --              --
    Reinvested realized gain distributions ......................             --              --
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................             --              --
                                                                    ------------    ------------
    Net increase/(decrease) resulting from operations ...........             --              --
                                                                    ------------    ------------
2001 Contract Transactions
    Net contract purchase payments ..............................             --              --
    Transfers between investment divisions ......................             --              --
    Transfer on account of death ................................             --              --
    Contract fees ...............................................             --              --
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................             --              --
    Transfers - other ...........................................             --              --
                                                                    ------------    ------------
    Net increase/(decrease) from contract transactions ..........             --              --
                                                                    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ............................................             --              --
                                                                    ------------    ------------
Total Increase/(Decrease) in Net Assets .........................             --              --
    Net Assets at December 31, 2000 .............................             --              --
                                                                    ------------    ------------
    Net Assets at December 31, 2001 .............................   $         --    $         --
                                                                    ============    ============

2002 Increase/(Decrease) from Operations
    Net investment income/(expense) .............................   $     (4,706)   $    (25,616)
    Net realized gain/(loss) from sale of investments ...........        (31,460)         24,431
    Reinvested realized gain distributions ......................             --              --
    Net change in unrealized appreciation/(depreciation)
      of investments ............................................          7,350         105,752
                                                                    ------------    ------------
    Net increase/(decrease) resulting from operations ...........        (28,816)        104,567
                                                                    ------------    ------------
2002 Contract Transactions
    Net contract purchase payments ..............................        438,395       1,845,403
    Transfers between investment divisions ......................        631,409       4,986,136
    Transfers on account of death ...............................             --              --
    Contract fees ...............................................           (160)           (507)
    Transfer of annuity benefits, surrenders and partial
      withdrawals ...............................................        (17,560)       (259,553)
    Transfers - other ...........................................          1,430            (164)
                                                                    ------------    ------------
    Net increase/(decrease) from contract transactions ..........      1,053,514       6,571,315
                                                                    ------------    ------------
Actuarial Increase/(Decrease) in Reserves for Contracts
    in Payout Period ............................................             --              --
                                                                    ------------    ------------
Total Increase/(Decrease) in Net Assets .........................      1,024,698       6,675,882
    Net Assets at December 31, 2001 .............................             --              --
                                                                    ------------    ------------
    Net Assets at December 31, 2002 .............................   $  1,024,698    $  6,675,882
                                                                    ============    ============

See notes to financial statements.


                                  B-38 & B-39

THE GUARDIAN SEPARATE ACCOUNT E
NOTES TO FINANCIAL STATEMENTS (December 31, 2002)

NOTE 1 -- ORGANIZATION

      The Guardian Separate Account E (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on September 26, 1996 and commenced operations on September 15, 1997. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option
(FRO), as selected by the contractowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contractowner may transfer his or her contract value among the forty investment options within the Account, or the FRO. However, a contractowner may only invest in up to twenty investment divisions, including the FRO, at any time. Contractowners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider and elect a Living Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract.

      The forty investment options of the Account correspond to the following underlying mutual funds and class of shares in which the investment option invests (collectively, the Funds and individually, a Fund):


The Guardian Stock Fund (GSF)
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
The Guardian Bond Fund, Inc. (GBF)
The Guardian Cash Fund, Inc. (GCF)
Gabelli Capital Asset Fund (GCAF)
Baillie Gifford International Fund (BGIF)
Baillie Gifford Emerging Markets Fund (BGEMF)
The Guardian Small Cap Stock Fund (GSCSF)
Value Line Centurion Fund, Inc.
Value Line Strategic Asset Management Trust
AIM V.I. Capital Appreciation Fund
AIM V.I. Global Utilities Fund
AIM V.I. Government Securities Fund
AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund)
Alliance Growth & Income Portfolio
Alliance Premier Growth Portfolio
Alliance Technology Portfolio
AllianceBernstein Value Portfolio
Davis Financial Portfolio
Davis Real Estate Portfolio
Davis Value Portfolio
Fidelity VIP Contrafund Portfolio Service Class
Fidelity VIP Equity-Income Portfolio Service Class
Fidelity VIP Growth Opportunities Portfolio Service Class
Fidelity VIP Mid Cap Portfolio Service Class
Franklin Templeton Growth Securities Fund Class 2
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Capital Appreciation Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
MFS Emerging Growth Series
MFS Investors Trust Series (formerly MFS Growth With Income Series) MFS New Discovery Series
MFS Research Series
MFS Total Return Series
Prudential Jennison Class II
Van Kampen Life Investment Trust
Growth & Income Portfolio Class II
Van Kampen Life Investment Trust Government Portfolio Class II

      A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

      The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy's minimum death benefits guarantee) and other policy benefits. Additional assets are held in GIAC's general account to cover the contingency that a policy's guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.


----
B-40                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies of the Account.

Investments

      (a) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

      (b) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains are determined based on the identified cost of securities sold.

      (c)   The cost of investments sold is determined on a first in, first out
            (FIFO) basis.

Individual Mortality Table Used and the Assumed Investment Return

      Net assets allocated to contracts in the payout period are computed according to the 1971, 1983 and 2000 Individual Annuity Mortality Tables. The assumed investment return is 4.0% unless the annuitant elects otherwise, in which case the rate may vary, as regulated by the laws of respective states.

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Annuity Mortality Fluctuation Fund (AMFF)

      Pursuant to agreement with the New York State Insurance Department, GIAC maintains assets in each of its separate accounts for the mortality risk associated with contracts in the annuity payout phase. Such amounts are referred to as the Annuity Mortality Fluctuation Fund (AMFF), and are invested in the GCF subdivision of each separate account. At December 31, 2002, the AMFF balance in the GCF subdivision of Separate Account E was $4,674,632.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-41
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

NOTE 3 -- PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and sales from investments for the year ended December 31, 2002 were as follows:

                                                                       Purchases        Sales
                                                                      ------------   ------------
The Guardian Stock Fund ...........................................   $  7,815,133   $ 37,162,139
The Guardian VC 500 Index Fund ....................................      8,505,013      3,847,265
The Guardian VC Asset Allocation Fund .............................      2,168,117      2,775,543
The Guardian VC High Yield Bond Fund ..............................      2,783,925      1,785,948
The Guardian Bond Fund, Inc. ......................................     43,821,894      6,001,571
The Guardian Cash Fund, Inc. ......................................     60,044,321     67,673,594
Gabelli Capital Asset Fund ........................................     17,335,611      9,187,104
Baillie Gifford International Fund ................................     22,826,640     24,650,009
Baillie Gifford Emerging Markets Fund .............................      5,042,172      2,861,887
The Guardian Small Cap Stock Fund .................................      6,267,589      4,631,089
Value Line Centurion Fund, Inc. ...................................      2,265,845      6,378,446
Value Line Strategic Asset Management Trust .......................     12,783,318     31,548,056
AIM V.I. Capital Appreciation Fund ................................      1,342,667      2,748,671
AIM V.I. Global Utilities Fund ....................................        838,715      1,415,873
AIM V.I. Government Securities Fund ...............................     19,420,469      5,329,996
AIM V.I. Premier Equity Fund (formerly AIM V.I. Value Fund) .......      2,477,726      8,747,309
Alliance Growth & Income Portfolio ................................        786,742        141,437
Alliance Premier Growth Portfolio .................................        207,298         46,310
Alliance Technology Portfolio .....................................         77,780         20,955
AllianceBernstein Value Portfolio .................................        536,873         13,557
Davis Financial Portfolio .........................................      1,831,159      2,651,411
Davis Real Estate Portfolio .......................................      6,837,780      1,891,295
Davis Value Portfolio .............................................      7,384,043      6,610,592
Fidelity VIP  Contrafund Portfolio Service Class ..................      7,148,009      4,560,106
Fidelity VIP Equity-Income Portfolio Service Class ................     15,959,425      3,795,567
Fidelity VIP Growth Opportunities Portfolio Service Class .........        915,934      1,541,095
Fidelity VIP Mid Cap Portfolio Service Class ......................     12,122,747      4,381,749
Franklin Templeton Growth Securities Fund Class 2 .................      1,239,222        354,354
Janus Aspen Aggressive Growth Portfolio ...........................      1,570,584      5,934,175
Janus Aspen Capital Appreciation Portfolio ........................      1,965,752      6,806,993
Janus Aspen Growth Portfolio ......................................      1,535,345      6,948,293
Janus Aspen Worldwide Growth Portfolio ............................      5,513,940      8,151,825
MFS Emerging Growth Series ........................................      1,036,915      2,021,345
MFS Investors Trust Series (formerly MFS Growth With Income Series)      1,281,687      6,535,196
MFS New Discovery Series ..........................................      3,108,735      2,941,643
MFS Research Series ...............................................        578,877      1,370,220
MFS Total Return Series ...........................................     23,872,744      2,737,048
Prudential Jennison Class II ......................................      1,147,713        586,493
Van Kampen Life Investment Trust Growth & Income Portfolio Class II      1,291,580        238,065
Van Kampen Life Investment Trust Government Portfolio Class II ....      7,314,371        743,056
                                                                      ------------   ------------
Total .............................................................   $321,004,410   $287,767,280
                                                                      ============   ============


----
B-42                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS

      GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

      A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC's administrative expenses. These charges are deducted from the Accumulation Unit Value of the contract by redeeming shares of the investment division(s). For the years ended December 31, 2001 and 2002 contract fees amounted to $1,036,493 and $1,159,635, respectively.

Expense Charges

      (1) A charge for mortality and expense risk is computed daily and is equal to an annual rate of 1.05% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option. The charges are calculated as a percentage of average daily net asset value of the applicable contracts as follows:

      a)    7 Year Enhanced Death Benefit Rider, with an annual rate of .20%;

      b) 7 Year Enhanced Death Benefit and Living Benefit Rider or Earnings Benefit, with an annual rate of .45%;

      c) 7 Year Enhanced Death Benefit, Living Benefit Rider and Earnings Benefit, with an annual rate of .70%;

      d) Living Benefit Rider or Earnings Benefit, with an annual rate of .25%;

      e) Contract Anniversary Enhanced Death Benefit, Living Benefit or Earning Benefits, with an annual rate of .50%;

      f) Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit, with an annual rate of .75%

      (2) A daily administrative expense charge against the net assets of each investment option in the amount equal to .20% on an annual basis.

      (3) A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

      Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

      GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, GBF, GCF and GSCSF each has an investment advisory agreement with Guardian Investor Services LLC (GIS), formerly Guardian Investor Services Corporation (GISC), a wholly owned subsidiary of GIAC. Fees earned by GIS from this agreement range from .25% to ..75% of the average daily net assets. GCAF has a management agreement with GIS and earns fees of .40% of the average daily net assets. BGIF and BGEMF each have an investment advisory agreement with Guardian Baillie Gifford Ltd. (GBG), a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG from this agreement range from .80% to 1.00% of the average daily net assets. GIAC has administrative service fee agreements with AIM Advisors, Inc., Alliance Capital Management LP, Davis Selected Advisers LP, Fidelity Management & Research Company, Franklin Templeton Investments, Janus Capital Corporation and MFS Investment Management and Van Kampen Asset Management, Inc., which compensate GIAC for administrative services provided. These fees range from .05% to 1.00% of the average daily net assets.

Sales Charges

      Contingent deferred sales charges are assessed on certain partial or total surrenders. These charges are assessed against redemptions and paid to GIAC during the first six contract years for a Single Purchase Payment Contract. For a Flexible Purchase Payment Contract, each payment is subject to a contingent deferred sales charge for six years:

                Numbers of Contract           Contingent Deferred
                  Years Completed           Sales Charge Percentage
                -------------------         -----------------------
                         0                            7%
                         1                            6%
                         2                            5%
                         3                            4%
                         4                            3%
                         5                            2%
                         6                            1%
                         7+                           0%


                                                                            ----
FINANCIAL STATEMENTS                                                        B-43
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

      Contingent deferred sales charges were $3,510,619 for the year ended December 31, 2002.

NOTE 5 -- CHANGES IN UNITS OUTSTANDING

      The changes in units outstanding for the years ended December 31, 2002 and 2001 were as follows:

                                                                               2002                             2001
                                                             -------------------------------------------    -------------
                                                                               Units       Net Increase/    Net Increase/
                                                             Units Issued     Redeemed      (Decrease)       (Decrease)
The Guardian Stock Fund                                        1,774,706      5,202,884     (3,428,178)        776,285
The Guardian VC 500 Index Fund                                   793,875        221,253        572,622         384,324
The Guardian VC Asset Allocation Fund                            165,683        273,300       (107,618)        180,853
The Guardian VC High Yield Bond Fund                             112,400         49,944         62,455         (59,426)
The Guardian Bond Fund, Inc.                                   3,391,674        707,211      2,684,463         786,544
The Guardian Cash Fund, Inc.                                   2,864,092      3,508,201       (644,109)      2,284,145
Gabelli Capital Asset Fund                                     1,081,323        452,427        628,896         (19,124)
Baillie Gifford International Fund                               232,101        370,657       (138,556)         27,111
Baillie Gifford Emerging Markets Fund                            334,243        120,993        213,250          32,685
The Guardian Small Cap Stock Fund                                449,029        298,497        150,532         115,251
Value Line Centurion Fund, Inc.                                  280,413        702,961       (422,548)        698,322
Value Line Strategic Asset Management Trust                    1,096,892      2,618,058     (1,521,166)        102,005
AIM V.I. Capital Appreciation Fund                               140,115        317,075       (176,961)        244,439
AIM V.I. Global Utilities Fund                                    43,109        148,109       (105,001)        141,248
AIM V.I. Government Securities Fund                            1,313,036         98,536      1,214,500              --
AIM V.I. Premier Equity Fund (formerly AIM V.I
  Value Fund)                                                    386,807      1,363,423       (976,616)        393,431
Alliance Growth & Income Portfolio                                80,005          1,291         78,714         148,589
Alliance Premier Growth Portfolio                                 15,696            215         15,481              --
Alliance Technology Portfolio                                      7,929              2          7,927              --
AllianceBernstein Value Portfolio                                 62,491          2,306         60,185              --
Davis Financial Portfolio                                        156,166        244,056        (87,890)             --
Davis Real Estate Portfolio                                      449,492         61,851        387,641         103,726
Davis Value Portfolio                                            548,029        498,500         49,529         213,915
Fidelity VIP  Contrafund Portfolio Service Class                 629,949        326,815        303,134         273,617
Fidelity VIP Equity-Income Portfolio Service Class             1,509,977        241,387      1,268,590         453,474
Fidelity VIP Growth Opportunities Portfolio Service Class         85,011        202,131       (117,120)        190,222
Fidelity VIP Mid Cap Portfolio Service Class                     722,029        231,806        490,223              --
Franklin Templeton Growth Securities Fund Class 2                101,762          1,109        100,652              --
Janus Aspen Aggressive Growth Portfolio                          329,725      1,097,976       (768,252)        (83,133)
Janus Aspen Capital Appreciation Portfolio                       215,852        848,486       (632,635)        186,674
Janus Aspen Growth Portfolio                                     290,448      1,142,663       (852,215)        122,509
Janus Aspen Worldwide Growth Portfolio                           416,923        800,183       (383,260)        153,432
MFS Emerging Growth Series                                       158,510        297,307       (138,797)        198,450
MFS Investors Trust Series (formerly MFS Growth
  With Income Series)                                            182,824        729,796       (546,972)        184,062
MFS New Discovery Series                                         186,377        177,229          9,147         174,911
MFS Research Series                                               48,630        162,688       (114,057)        173,480
MFS Total Return Series                                        2,168,189        270,264      1,897,925         172,306
Prudential Jennison Class II                                      85,949          6,914         79,035              --
Van Kampen Life Investment Trust Growth & Income
  Portfolio Class II                                             126,728          2,161        124,567          23,081
Van Kampen Life Investment Trust Government Portfolio
  Class II                                                       653,896         32,907        620,989         164,251


----
B-44                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2001 (continued)

NOTE 6 -- UNIT  VALUES

      The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholders' accounts through redemption of units.

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(1)
                                            -----      ----------   ----------       ----------        -----      ---------
REGULAR CONTRACT

The Guardian Stock Fund
            2002                         15,217,940      $ 7.82    $118,938,872         1.25%          0.84%       -21.82%
            2001                         17,443,809       10.00     174,492,649         1.25%          0.24%       -22.43%
            2000                         18,666,919       12.89     240,709,393         1.25%          0.08%       -19.41%
            1999                         14,520,394       16.00     232,343,982         1.25%          0.45%        29.53%
            1998                         11,216,779       12.35     138,569,243         1.25%          1.27%        18.37%
The Guardian VC 500 Index Fund(2)
            2002                          1,593,425      $ 6.53    $ 10,403,786         1.25%          2.00%       -23.38%
            2001                          1,222,853        8.52      10,421,474         1.25%          1.31%       -13.03%
            2000                            428,826        9.80       4,201,909         1.25%          1.18%        -9.81%
            1999                            113,170       10.86       1,229,519         1.25%          0.29%         8.60%
            1998                                 --          --              --           --             --            --
The Guardian VC Asset Allocation
  Fund(2)
            2002                            759,471      $ 7.78    $  5,907,353         1.25%          1.92%       -20.87%
            2001                            827,036        9.83       8,131,135         1.25%          1.30%       -10.17%
            2000                            538,155       10.94       5,889,818         1.25%          5.42%         1.71%
            1999                             41,897       10.76         450,826         1.25%          0.72%         7.60%
            1998                                 --          --              --           --             --            --
The Guardian VC High Yield Bond
  Fund(2)
            2002                            358,130      $ 9.73    $  3,485,438         1.25%          7.84%         0.00%
            2001                            318,819        9.73       3,102,048         1.25%         12.38%         2.26%
            2000                             73,587        9.51         700,141         1.25%         12.75%        -7.25%
            1999                             15,385       10.26         157,827         1.25%          2.19%         2.60%
            1998                                 --          --              --           --             --            --
The Guardian Bond Fund, Inc.
            2002                          5,186,919      $13.59    $ 70,495,047         1.25%          4.38%         8.09%
            2001                          3,549,083       12.57      44,620,904         1.25%          6.62%         7.50%
            2000                          2,274,460       11.69      26,599,549         1.25%          6.74%         8.64%
            1999                          1,979,764       10.76      21,311,632         1.25%          6.28%        -2.08%
            1998                          1,405,204       10.99      15,447,825         1.25%          7.42%         6.74%
The Guardian Cash Fund, Inc.
            2002                          7,199,694      $11.64    $ 83,804,809         1.25%          1.17%        -0.02%
            2001                          7,257,705       11.64      84,494,691         1.25%          3.59%         2.29%
            2000                          4,248,318       11.38      48,350,133         1.25%          5.35%         4.70%
            1999                          3,621,007       10.87      39,360,954         1.25%          4.43%         3.47%
            1998                          1,863,034       10.51      19,572,933         1.25%          5.53%         3.80%
Gabelli Capital Asset Fund
            2002                          3,038,289      $12.83    $  8,971,782         1.25%          0.25%       -15.36%
            2001                          2,579,789       15.16      39,107,370         1.25%          0.59%         1.28%
            2000                          1,606,572       14.97      24,045,924         1.25%          0.20%         4.23%
            1999                          1,551,862       14.36      22,283,854         1.25%          0.14%        18.31%
            1998                          1,164,807       12.14      14,137,097         1.25%          0.30%        10.31%

(1)   Total returns are not annualized for periods less than a year.
(2)   Portfolio commenced operations on September 13,1999.
(3)   Portfolio commenced operations on July 6, 1999.
(4)   Portfolio commenced operations on August 23, 2000.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-45
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(1)
                                            -----      ----------   ----------       ----------        -----      ---------
REGULAR CONTRACT

Baillie Gifford International Fund
            2002                          1,553,916      $ 8.04    $ 12,487,285         1.25%          0.08%       -18.69%
            2001                          1,636,133        9.89      16,178,890         1.25%          0.00%       -21.40%
            2000                          1,694,626       12.58      21,318,779         1.25%          0.00%       -21.00%
            1999                          1,301,917       15.92      20,732,742         1.25%          0.44%        37.37%
            1998                            925,784       11.59      10,731,943         1.25%          0.70%        19.66%
Baillie Gifford Emerging Markets
  Fund
            2002                            731,421      $ 7.18    $  5,250,094         1.25%          0.55%        -7.49%
            2001                            559,257        7.76       4,340,379         1.25%          0.19%         4.97%
            2000                            509,888        7.39       3,769,718         1.25%          0.00%       -28.71%
            1999                            287,364       10.37       2,980,216         1.25%          0.00%        70.11%
            1998                            160,493        6.10         978,459         1.25%          0.96%       -27.69%
The Guardian Small Cap Stock Fund
            2002                          2,104,778      $ 9.28    $ 19,538,157         1.25%          0.00%       -16.58%
            2001                          2,005,547       11.12      22,310,032         1.25%          0.00%        -8.97%
            2000                          2,070,647       12.22      25,304,836         1.25%          0.00%        -4.59%
            1999                          1,425,465       12.81      18,257,852         1.25%          0.14%        33.36%
            1998                          1,564,027        9.60      15,021,789         1.25%          0.17%        -6.93%
Value Line Centurion Fund, Inc.
            2002                          2,214,030      $ 8.38    $ 18,562,391         1.25%          0.00%       -23.93%
            2001                          2,537,274       11.02      27,952,028         1.25%          0.16%       -17.39%
            2000                          2,572,156       13.34      34,301,478         1.25%          0.07%       -13.57%
            1999                          1,958,842       15.43      30,223,038         1.25%          0.30%        26.62%
            1998                            820,180       12.18       9,993,803         1.25%          0.33%        25.88%
Value Line Strategic Asset
  Management Trust
            2002                          8,313,271      $11.85    $ 98,475,821         1.25%          1.22%       -13.59%
            2001                          9,350,224       13.71     128,226,859         1.25%          3.27%       -14.01%
            2000                          8,756,940       15.95     139,658,846         1.25%          2.13%         0.67%
            1999                          6,322,183       15.84     100,154,286         1.25%          1.07%        22.76%
            1998                          3,577,618       12.90      46,166,468         1.25%          2.74%        25.86%
AIM V.I. Capital Appreciation
  Fund(3)
            2002                            908,369      $ 6.53    $  5,933,663         1.25%          0.00%       -25.33%
            2001                          1,056,737        8.74       9,240,969         1.25%          0.00%       -24.24%
            2000                            938,750       11.54      10,835,649         1.25%          0.00%       -12.03%
            1999                            154,399       13.12       2,025,803         1.25%          0.05%        31.20%
            1998                                 --          --              --           --             --            --
AIM V.I. Global Utilities Fund(3)
            2002                            315,440      $ 6.26    $  1,975,333         1.25%          2.75%       -26.49%
            2001                            404,103        8.52       3,441,278         1.25%          1.44%       -28.83%
            2000                            262,180       11.97       3,137,075         1.25%          1.58%        -3.51%
            1999                             39,656       12.40         491,755         1.25%          1.47%        24.00%
            1998                                 --          --              --           --             --            --
AIM V.I. Government Securities
  Fund(4)
            2002                          1,006,940      $11.89    $ 11,973,464         1.25%          2.88%         8.22%
            2001                            216,953       10.99       2,383,736         1.25%          5.07%         5.08%
            2000                              8,572       10.46          89,629         1.25%          3.23%         4.60%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --

(1)   Total returns are not annualized for periods less than a year.
(2)   Portfolio commenced operations on September 13,1999.
(3)   Portfolio commenced operations on July 6, 1999.
(4)   Portfolio commenced operations on August 23, 2000.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


----
B-46                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(1)
                                            -----      ----------   ----------       ----------        -----      ---------
REGULAR CONTRACT

AIM V.I. Premier Equity Fund
(formerly AIM V.I. Value Fund)(3)
            2002                          2,845,970      $ 5.65    $ 16,087,937         1.25%          0.30%       -31.17%
            2001                          3,484,843        8.21      28,604,123         1.25%          0.12%       -13.66%
            2000                          3,193,590        9.51      30,359,244         1.25%          0.18%       -15.72%
            1999                          1,129,019       11.28      12,734,398         1.25%          0.24%        12.80%
            1998                                 --          --              --           --             --            --
Alliance Growth & Income Portfolio(6)
            2002                             29,249      $ 7.99    $    233,623         1.25%          0.21%       -20.10%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Alliance Premier Growth Portfolio(6)
            2002                             10,271      $ 7.91    $     81,258         1.25%          0.00%       -20.90%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Alliance Technology Portfolio(6)
            2002                              6,459      $ 6.80    $     43,900         1.25%          0.00%       -32.00%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
AllianceBernstein Value Portfolio(6)
            2002                             37,259      $ 8.50    $    316,584         1.25%          0.01%       -15.00%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Davis Financial Portfolio(3)
            2002                            594,420      $ 8.67    $  5,153,748         1.25%          0.21%       -17.88%
            2001                            622,789       10.56       6,575,428         1.25%          0.04%       -11.49%
            2000                            353,099       11.93       4,212,198         1.25%          0.12%        29.33%
            1999                            148,313        9.22       1,368,028         1.25%          0.24%        -7.80%
            1998                                 --          --              --           --             --            --
Davis Real Estate Portfolio(3)
            2002                            379,853      $11.76    $  4,467,278         1.25%          4.71%         4.57%
            2001                            117,918       11.25       1,326,168         1.25%          4.64%         4.18%
            2000                             51,794       10.80         559,135         1.25%          2.93%        21.79%
            1999                             13,467        8.86         119,377         1.25%          1.52%       -11.40%
            1998                                 --          --              --           --             --            --
Davis Value Portfolio(3)
            2002                          2,389,884      $ 8.05    $ 19,249,324         1.25%          0.68%       -17.35%
            2001                          2,414,468        9.74      23,517,553         1.25%          0.44%       -11.51%
            2000                          1,807,133       11.01      19,891,974         1.25%          0.41%         7.93%
            1999                            722,104       10.20       7,364,517         1.25%          0.13%         2.00%
            1998                                 --          --              --           --             --            --

(1)   Total returns are not annualized for periods less than a year.
(2)   Portfolio commenced operations on September 13,1999.
(3)   Portfolio commenced operations on July 6, 1999.
(4)   Portfolio commenced operations on August 23, 2000.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-47
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(1)
                                            -----      ----------   ----------       ----------        -----      ---------
REGULAR CONTRACT

Fidelity VIP Contrafund Portfolio
  Service Class(3)
            2002                          2,686,257      $ 7.91    $ 21,253,335         1.25%          0.67%       -10.58%
            2001                          2,472,409        8.85      21,870,162         1.25%          0.65%       -13.46%
            2000                          2,129,144       10.22      21,762,243         1.25%          0.26%        -7.88%
            1999                            878,721       11.10       9,750,289         1.25%          0.00%        11.00%
            1998                                 --          --              --           --             --            --
Fidelity VIP Equity-Income Portfolio
  Service Class(3)
            2002                          2,328,445      $ 7.70    $ 17,926,222         1.25%          1.28%       -18.02%
            2001                          1,522,987        9.39      14,305,142         1.25%          1.02%        -6.28%
            2000                            688,226       10.02       6,897,186         1.25%          1.04%         6.95%
            1999                            282,515        9.37       2,647,367         1.25%          0.00%        -6.30%
            1998                                 --          --              --           --             --            --
Fidelity VIP Growth Opportunities
  Portfolio Service Class(3)
            2002                            521,336      $ 5.18    $  2,701,783         1.25%          0.95%       -22.93%
            2001                            625,656        6.72       4,205,066         1.25%          0.23%       -15.51%
            2000                            538,257        7.95       4,281,640         1.25%          1.04%       -18.22%
            1999                            218,432        9.73       2,124,565         1.25%          0.00%        -2.70%
            1998                                 --          --              --           --             --            --
Fidelity VIP Mid Cap Portfolio
  Service Class(3)
            2002                          1,633,967      $14.52    $ 23,718,192         1.25%          0.74%       -11.00%
            2001                          1,312,084       16.31      21,405,163         1.25%          0.00%        -4.57%
            2000                          1,169,499       17.10      19,992,947         1.25%          0.00%        32.87%
            1999                            115,626       12.87       1,487,697         1.25%          0.00%        28.70%
            1998                                 --          --              --           --             --            --
Franklin Templeton Growth Securities
  Fund Class 2(6)
            2002                             52,976      $ 7.95    $    421,296         1.25%          0.59%       -20.50%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Janus Aspen Aggressive Growth
  Portfolio(3)
            2002                          2,162,265      $ 4.91    $ 10,612,676         1.25%          0.00%       -28.81%
            2001                          2,658,196        6.90      18,333,402         1.25%          0.00%       -40.21%
            2000                          3,519,640       11.53      40,597,993         1.25%          8.61%       -32.67%
            1999                          1,036,284       17.13      17,754,454         1.25%          0.00%        71.30%
            1998                                 --          --              --           --             --            --

(1)   Total returns are not annualized for periods less than a year.
(2)   Portfolio commenced operations on September 13,1999.
(3)   Portfolio commenced operations on July 6, 1999.
(4)   Portfolio commenced operations on August 23, 2000.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


----
B-48                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(1)
                                            -----      ----------   ----------       ----------        -----      ---------
REGULAR CONTRACT

Janus Aspen Capital Appreciation
  Portfolio(3)
            2002                          2,060,171      $ 6.87    $ 14,154,529         1.25%          0.54%       -16.73%
            2001                          2,475,497        8.25      20,424,047         1.25%          1.17%       -22.65%
            2000                          2,728,350       10.67      29,102,513         1.25%          1.52%       -19.21%
            1999                          1,765,832       13.20      23,314,477         1.25%          0.18%        32.00%
            1998                                 --          --              --           --             --            --
Janus Aspen Growth Portfolio(3)
            2002                          2,063,165      $ 5.58    $ 11,515,272         1.25%          0.00%       -27.45%
            2001                          2,612,236        7.69      20,090,310         1.25%          0.07%       -25.67%
            2000                          2,482,700       10.35      25,689,962         1.25%          2.98%       -15.62%
            1999                            888,418       12.26      10,895,227         1.25%          0.08%        22.60%
            1998                                 --          --              --           --             --            --
Janus Aspen Worldwide Growth
  Portfolio(3)
            2002                          2,685,955      $ 6.80    $ 18,265,063         1.25%          0.86%       -26.44%
            2001                          2,911,044        9.24      26,908,581         1.25%          0.58%       -23.41%
            2000                          2,778,860       12.07      33,536,040         1.25%          2.78%       -16.73%
            1999                            636,892       14.49       9,230,226         1.25%          0.00%        44.90%
            1998                                 --          --              --           --             --            --
MFS Emerging Growth Series(3)
            2002                            760,210      $ 5.31    $  4,035,984         1.25%          0.00%       -34.58%
            2001                            880,795        8.12       7,148,885         1.25%          0.00%       -34.32%
            2000                            777,288       12.36       9,605,068         1.25%          0.00%       -20.61%
            1999                            190,540       15.57       2,965,939         1.25%          0.00%        55.70%
            1998                                 --          --              --           --             --            --
MFS Investors Trust Series (formerly
  MFS Growth With Income Series)
            2002                          1,995,074      $ 8.58    $ 17,125,937         1.25%          0.54%       -21.99%
            2001                          2,292,232       11.00      25,210,860         1.25%          0.49%       -16.96%
            2000                          2,391,142       13.25      31,686,778         1.25%          0.44%        -1.45%
            1999                          2,513,945       13.44      33,786,855         1.25%          0.31%         5.36%
            1998                          1,743,600       12.76      22,241,305         1.25%          0.00%        20.80%
MFS New Discovery Series(3)
            2002                            544,285      $ 8.78    $  4,781,432         1.25%          0.00%       -32.52%
            2001                            550,815       13.01       7,167,132         1.25%          0.00%        -6.21%
            2000                            389,769       13.87       5,407,643         1.25%          0.00%        -3.22%
            1999                             27,979       14.33         401,074         1.25%          0.00%        43.30%
            1998                                 --          --              --           --             --            --
MFS Research Series(3)
            2002                            262,883      $ 6.17    $  1,620,932         1.25%          0.28%       -25.43%
            2001                            354,286        8.27       2,931,479         1.25%          0.01%       -22.23%
            2000                            278,735       10.64       2,965,767         1.25%          0.03%        -6.04%
            1999                             37,056       11.32         419,637         1.25%          0.00%        13.20%
            1998                                 --          --              --           --             --            --

(1)   Total returns are not annualized for periods less than a year.
(2)   Portfolio commenced operations on September 13,1999.
(3)   Portfolio commenced operations on July 6, 1999.
(4)   Portfolio commenced operations on August 23, 2000.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-49
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(1)
                                            -----      ----------   ----------       ----------        -----      ---------
REGULAR CONTRACT

MFS Total Return Series(3)
            2002                          2,995,050      $10.35    $ 30,996,529         1.25%          1.45%        -6.35%
            2001                          1,576,891       11.05      17,426,868         1.25%          1.63%        -1.01%
            2000                            376,061       11.16       4,198,216         1.25%          1.58%        14.56%
            1999                            128,045        9.74       1,247,752         1.25%          0.00%        -2.60%
            1998                                 --          --              --           --             --            --
Prudential Jennison Class II(5)
            2002                            100,190      $ 6.01    $    602,183         1.25%          0.00%       -32.03%
            2001                             44,728        8.84         395,500         1.25%          0.00%       -11.60%
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Van Kampen Life Investment Trust
  Growth & Income Portfolio Class II(6)
            2002                             61,244      $ 8.23    $    504,200         1.25%          0.00%       -17.70%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Van Kampen Life Investment Trust
  Government Portfolio Class II(6)
            2002                            382,734      $10.62    $  4,064,190         1.25%          0.00%         6.20%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --

(1)   Total returns are not annualized for periods less than a year.
(2)   Portfolio commenced operations on September 13,1999.
(3)   Portfolio commenced operations on July 6, 1999.
(4)   Portfolio commenced operations on August 23, 2000.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


----
B-50                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(1)
                                            -----      ----------   ----------       ----------        -----      ---------
LIVING BENEFIT RIDER
  (offered December 20, 1999)

The Guardian Stock Fund(1)
            2002                             89,370      $ 5.22    $    466,451         1.50%          0.84%       -22.05%
            2001                             63,037        6.70         422,149         1.50%          0.24%       -22.62%
            2000                             49,534        8.65         428,689         1.50%          0.08%       -19.61%
            1999                              1,369       10.77          14,741         1.50%          0.45%         7.66%
            1998                                 --          --              --           --             --            --
The Guardian VC 500 Index Fund(1)
            2002                             52,328      $ 6.18    $    323,514         1.50%          2.00%       -23.61%
            2001                              6,162        8.09          49,854         1.50%          1.31%       -13.24%
            2000                              2,787        9.32          25,987         1.50%          1.18%       -10.04%
            1999                              2,122       10.37          21,996         1.50%          0.29%         3.65%
            1998                                 --          --              --           --             --            --
The Guardian VC Asset Allocation
  Fund(1)
            2002                              1,163      $ 7.38    $      8,585         1.50%          1.92%       -26.20%
            2001                                 --          --              --           --             --            --
            2000                                200       10.44           2,084         1.50%          5.42%         4.41%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
The Guardian VC High Yield Bond
  Fund(1)
            2002                              3,714      $ 9.41    $     34,935         1.50%          7.84%        -0.20%
            2001                              1,619        9.43          15,270         1.50%         12.38%        -5.71%
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
The Guardian Bond Fund, Inc.(1)
            2002                            294,522      $12.46    $  3,668,728         1.50%          4.38%         7.86%
            2001                            164,881       11.55       1,904,710         1.50%          6.62%         7.24%
            2000                             93,031       10.77       1,002,182         1.50%          6.74%         8.37%
            1999                              5,841        9.94          58,060         1.50%          6.28%        -0.59%
            1998                                 --          --              --           --             --            --
The Guardian Cash Fund, Inc.(1)
            2002                             55,066      $10.65    $    586,247         1.50%          1.17%        -0.23%
            2001                             31,798       10.67         339,438         1.50%          3.59%         2.04%
            2000                              9,750       10.46         101,999         1.50%          5.35%         4.62%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Gabelli Capital Asset Fund(1)
            2002                             49,084      $ 9.21    $    452,101         1.50%          0.25%       -15.60%
            2001                             17,649       10.91         192,604         1.50%          0.59%         1.03%
            2000                                404       10.80           4,365         1.50%          0.20%         8.02%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   Portfolio commenced operations on May 1, 2001.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-51
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                            -----      ----------   ----------       ----------        -----      ---------
LIVING BENEFIT RIDER
  (offered December 20, 1999)

Baillie Gifford International Fund(1)
            2002                             15,566      $ 5.51    $     85,708         1.50%          0.08%       -18.88%
            2001                              5,888        6.79          39,992         1.50%          0.00%       -21.59%
            2000                              5,996        8.66          51,943         1.50%          0.00%       -13.37%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Baillie Gifford Emerging Markets
  Fund(1)
            2002                              5,151      $ 7.53    $     38,809         1.50%          0.55%        -7.79%
            2001                              1,717        8.17          14,027         1.50%          0.19%         4.71%
            2000                                635        7.80           4,950         1.50%          0.00%       -22.01%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
The Guardian Small Cap Stock Fund(1)
            2002                             11,175      $ 7.98    $     89,134         1.50%          0.00%       -16.72%
            2001                              1,781        9.58          17,065         1.50%          0.00%        -9.20%
            2000                                701       10.55           7,394         1.50%          0.00%         5.53%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Value Line Centurion Fund, Inc.(1)
            2002                             23,616      $ 5.77    $    136,268         1.50%          0.00%       -24.09%
            2001                              8,120        7.60          61,721         1.50%          0.16%       -17.60%
            2000                              2,594        9.22          23,924         1.50%          0.07%        -7.76%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Value Line Strategic Asset Management
  Trust(1)
            2002                             88,882      $ 7.76    $     689,957        1.50%          1.22%       -13.87%
            2001                             36,636        9.01          330,067        1.50%          3.27%       -14.23%
            2000                             13,392       10.50          140,669        1.50%          2.13%         5.04%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
AIM V.I. Capital Appreciation Fund(1)
            2002                             30,504      $ 5.49    $    167,483         1.50%          0.00%       -25.50%
            2001                             21,786        7.37         160,537         1.50%          0.00%       -24.43%
            2000                             17,023        9.75         165,982         1.50%          0.00%        -2.49%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
AIM V.I. Global Utilities Fund(1)
            2002                              1,853      $ 5.35    $      9,913         1.50%          2.75%       -26.63%
            2001                                442        7.29           3,221         1.50%          1.44%       -29.01%
            2000                                436       10.27           4,480         1.50%          1.58%         2.72%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
AIM V.I. Government Securities Fund(2)
            2002                            133,142      $11.82    $  1,573,713         1.50%          2.88%         7.96%
            2001                             43,554       10.95         476,874         1.50%          5.07%         4.82%
            2000                              4,332       10.45          45,248         1.50%          3.23%         4.45%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   Portfolio commenced operations on May 1, 2001.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2002.


----
B-52                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                            -----      ----------   ----------       ----------        -----      ---------
LIVING BENEFIT RIDER
  (offered December 20, 1999)

AIM V.I. Premier Equity Fund
  (formerly AIM V.I. Value Fund)(1)
            2002                             39,861      $ 5.26    $    209,731         1.50%          0.30%       -31.32%
            2001                             17,863        7.66         136,817         1.50%          0.12%       -13.87%
            2000                             14,435        8.89         128,364         1.50%          0.18%       -11.07%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Alliance Growth & Income Portfolio(5)
            2002                             11,495      $ 7.97    $     91,659         1.50%          0.21%       -20.30%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Alliance Premier Growth Portfolio(5)
            2002                              2,928      $ 7.90    $     23,128         1.50%          0.00%       -21.00%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Alliance Technology Portfolio(5)
            2002                              1,124      $ 6.79    $      7,636         1.50%          0.00%       -32.10%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
AllianceBernstein Value Portfolio(5)
            2002                              8,035      $ 8.48    $     68,156         1.50%          0.01%       -15.20%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Davis Financial Portfolio(1)
            2002                             10,392      $ 9.57    $     99,485         1.50%          0.21%       -18.11%
            2001                              4,842       11.69          56,590         1.50%          0.04%       -11.72%
            2000                                218       13.24           2,892         1.50%          0.12%        32.38%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Davis Real Estate Portfolio(1)
            2002                             17,952      $14.23    $    255,505         1.50%          4.71%         4.29%
            2001                              3,903       13.64          53,255         1.50%          4.64%         3.92%
            2000                              1,106       13.13          14,526         1.50%          2.93%        31.30%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Davis Value Portfolio(1)
            2002                             67,576      $ 8.24    $    556,657         1.50%          0.68%       -17.49%
            2001                             24,774        9.99         247,408         1.50%          0.44%       -11.73%
            2000                              1,783       11.31          20,178         1.50%          0.41%        13.14%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   Portfolio commenced operations on May 1, 2001.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-53
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                            -----      ----------   ----------       ----------        -----      ---------
LIVING BENEFIT RIDER
  (offered December 20, 1999)

Fidelity VIP Contrafund Portfolio
  Service Class(1)
            2002                             64,683      $ 7.54    $    487,441         1.50%          0.67%       -10.73%
            2001                             25,574        8.45         216,005         1.50%          0.65%       -13.67%
            2000                             11,540        9.78         112,907         1.50%          0.26%        -2.16%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Fidelity VIP Equity-Income Portfolio
  Service Class(1)
            2002                             74,929      $ 8.31    $    622,968         1.50%          1.28%       -18.28%
            2001                             15,740       10.17         160,056         1.50%          1.02%        -6.51%
            2000                                178       10.88           1,934         1.50%          1.04%         8.77%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Fidelity VIP Growth Opportunities
  Portfolio Service Class(1)
            2002                              7,989      $ 5.45    $     43,559         1.50%          0.95%       -23.12%
            2001                              3,603        7.09          25,541         1.50%          0.23%       -15.72%
            2000                              1,710        8.41          14,384         1.50%          1.04%       -15.89%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Fidelity VIP Mid Cap Portfolio Service
  Class(1)
            2002                             35,805       12.45    $    445,698         1.50%          0.74%       -11.20%
            2001                              6,444       14.02          90,369         1.50%          0.00%        -4.84%
            2000                              1,121       14.73          16,510         1.50%          0.00%        47.33%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Franklin Templeton Growth Securities
  Fund Class 2(5)
            2002                              5,735      $ 7.94    $     45,530         1.50%          0.59%       -20.60%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Janus Aspen Aggressive Growth
  Portfolio(1)
            2002                             20,121       $3.23    $     65,003         1.50%          0.00%       -29.03%
            2001                             19,751        4.55          89,888         1.50%          0.00%       -40.36%
            2000                             17,148        7.63         130,848         1.50%          8.61%       -23.70%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Janus Aspen Capital Appreciation
  Portfolio(1)
            2002                             10,641      $ 5.69    $     60,592         1.50%          0.54%       -17.00%
            2001                              7,221        6.86          49,506         1.50%          1.17%       -22.85%
            2000                              4,184        8.89          37,172         1.50%          1.52%       -11.15%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   Portfolio commenced operations on May 1, 2001.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2002.


----
B-54                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                            -----      ----------   ----------       ----------        -----      ---------
LIVING BENEFIT RIDER
  (offered December 20, 1999)

Janus Aspen Growth Portfolio(1)
            2002                             61,818      $ 4.83    $    298,649         1.50%          0.00%       -27.63%
            2001                             49,511        6.67         330,420         1.50%          0.07%       -25.86%
            2000                             29,099        9.00         261,938         1.50%          2.98%       -15.84%
            1999                              2,060       10.70          22,034         1.50%          0.08%         6.95%
            1998                                 --          --              --           --             --            --
Janus Aspen Worldwide Growth
  Portfolio(1)
            2002                             34,392      $ 5.18    $    178,237         1.50%          0.86%       -26.65%
            2001                             21,572        7.06         152,348         1.50%          0.58%       -23.60%
            2000                             13,610        9.24         125,809         1.50%          2.78%       -16.94%
            1999                              1,343       11.13          14,947         1.50%          0.00%        11.28%
            1998                                 --          --              --           --             --            --
MFS Emerging Growth Series(1)
            2002                             20,320      $ 4.03    $     81,908         1.50%          0.00%       -34.77%
            2001                              3,601        6.18          22,247         1.50%          0.00%       -34.48%
            2000                              1,200        9.43          11,317         1.50%          0.00%        -5.70%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
MFS Investors Trust Series (formerly
  MFS Growth With Income Series)(1)
            2002                             27,304      $ 6.60    $    180,247         1.50%          0.54%       -22.16%
            2001                              4,260        8.48          36,118         1.50%          0.49%       -17.21%
            2000                                561       10.24           5,747         1.50%          0.44%         2.42%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
MFS New Discovery Series(1)
            2002                             36,191      $ 6.81    $    246,553         1.50%          0.00%       -32.68%
            2001                             15,248       10.12         154,248         1.50%          0.00%        -6.45%
            2000                              1,569       10.81          16,966         1.50%          0.00%         8.13%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
MFS Research Series(1)
            2002                              3,695      $ 5.80    $     21,422         1.50%          0.28%       -25.64%
            2001                              4,433        7.80          34,581         1.50%          0.01%       -22.43%
            2000                              3,102       10.06          31,192         1.50%          0.03%         0.55%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
MFS Total Return Series(1)
            2002                             45,647      $10.67    $    487,153         1.50%          1.45%        -6.61%
            2001                             14,448       11.42         165,058         1.50%          1.63%        -1.25%
            2000                                612       11.57           7,077         1.50%          1.58%        15.70%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Prudential Jennison Class II(3)
            2002                              2,913      $ 5.99    $     17,438         1.50%          0.00%       -40.10%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   Portfolio commenced operations on May 1, 2001.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-55
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                            -----      ----------   ----------       ----------        -----      ---------
LIVING BENEFIT RIDER
  (offered December 20, 1999)

Van Kampen Life Investment Trust
  Growth & Income Portfolio Class II(5)
            2002                              5,271      $ 8.22    $     43,322         1.50%          0.00%       -17.80%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Van Kampen Life Investment Trust
  Government Portfolio Class II(5)
            2002                             58,859      $10.60    $    623,964         1.50%          0.00%         6.00%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   Portfolio commenced operations on May 1, 2001.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2002.


----
B-56                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(1)
                                            -----      ----------   ----------       ----------        -----      ---------
7 YEAR ENHANCED DEATH
  BENEFIT RIDER (EDBR)

The Guardian Stock Fund
            2002                          5,343,737      $ 7.73    $ 41,322,829         1.45%          0.84%       -22.08%
            2001                          6,659,814        9.92      66,045,849         1.45%          0.24%       -22.56%
            2000                          7,845,613       12.81     100,499,810         1.45%          0.08%       -19.57%
            1999                          6,829,408       15.93     108,774,427         1.45%          0.45%        29.27%
            1998                          5,229,812       12.32      64,438,354         1.45%          1.27%        18.13%
The Guardian VC 500 Index Fund(2)
            2002                            372,751      $ 6.49    $  2,417,685         1.45%          2.00%       -23.49%
            2001                            323,788        8.48       2,746,665         1.45%          1.31%       -13.20%
            2000                            135,638        9.77       1,325,577         1.45%          1.18%        -9.99%
            1999                             49,119       10.86         533,318         1.45%          0.29%         8.58%
            1998                                 --          --              --           --             --            --
The Guardian VC Asset Allocation
  Fund(2)
            2002                            332,397      $ 7.73    $  2,568,373         1.45%          1.92%       -21.01%
            2001                            383,763        9.79       3,755,604         1.45%          1.30%       -10.35%
            2000                            166,593       10.92       1,818,486         1.45%          5.42%         1.51%
            1999                             19,481       10.75         209,497         1.45%          0.72%         7.54%
            1998                                 --          --              --           --             --            --
The Guardian VC High Yield Bond
  Fund(2)
            2002                             77,423      $ 9.67    $    748,522         1.45%          7.84%        -0.15%
            2001                             66,831        9.68         647,252         1.45%         12.38%         2.06%
            2000                             18,835        9.49         178,735         1.45%         12.75%        -7.44%
            1999                              6,477       10.25          66,404         1.45%          2.19%         2.52%
            1998                                 --          --              --           --             --            --
The Guardian Bond Fund, Inc.
            2002                          1,775,650      $13.45    $ 23,877,364         1.45%          4.38%         7.91%
            2001                          1,364,364       12.46      17,005,957         1.45%          6.62%         7.29%
            2000                            932,678       11.62      10,835,420         1.45%          6.74%         8.42%
            1999                            877,200       10.72       9,399,214         1.45%          6.28%        -2.27%
            1998                            714,752       10.96       7,836,863         1.45%          7.42%         6.53%
The Guardian Cash Fund, Inc.
            2002                          2,233,180      $11.52    $ 25,719,172         1.45%          1.17%        -0.19%
            2001                          3,021,098       11.54      34,869,387         1.45%          3.59%         2.09%
            2000                          1,907,893       11.31      21,570,160         1.45%          5.35%         4.49%
            1999                          2,185,124       10.82      23,642,969         1.45%          4.43%         3.26%
            1998                          1,193,444       10.48      12,505,365         1.45%          5.53%         3.59%
Gabelli Capital Asset Fund
            2002                          1,079,841      $12.69    $ 13,704,404         1.45%          0.25%       -15.56%
            2001                          1,199,255       15.03      18,023,317         1.45%          0.59%         1.08%
            2000                            961,456       14.87      14,295,169         1.45%          0.20%         4.05%
            1999                            987,057       14.29      14,108,146         1.45%          0.14%        18.05%
            1998                            782,502       12.11       9,472,203         1.45%          0.30%        10.09%

(1)   Total returns are not annualized for periods less than a year.
(2)   Portfolio commenced operations on September 13,1999.
(3)   Portfolio commenced operations on July 6, 1999.
(4)   Portfolio commenced operations on August 23, 2000.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-57
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(1)
                                            -----      ----------   ----------       ----------        -----      ---------
7 YEAR ENHANCED DEATH
  BENEFIT RIDER (EDBR)

Baillie Gifford International Fund
            2002                            712,061      $ 7.95    $ 5,661,548          1.45%          0.08%       -18.91%
            2001                            844,261        9.80      8,276,648          1.45%          0.00%       -21.55%
            2000                            896,047       12.50     11,197,908          1.45%          0.00%       -21.16%
            1999                            789,579       15.85     12,515,826          1.45%          0.44%        37.10%
            1998                            582,412       11.56      6,733,774          1.45%          0.70%        19.42%
Baillie Gifford Emerging Markets Fund
            2002                            269,075      $ 7.10    $ 1,910,968          1.45%          0.55%        -7.72%
            2001                            270,725        7.69      2,083,022          1.45%          0.19%         4.76%
            2000                            258,376        7.34      1,897,600          1.45%          0.00%       -28.85%
            1999                            212,200       10.32      2,190,543          1.45%          0.00%        69.76%
            1998                            129,642        6.08        788,297          1.45%          0.96%       -27.83%
The Guardian Small Cap Stock Fund
            2002                            826,035      $ 9.18    $ 7,586,740          1.45%          0.00%       -16.76%
            2001                            843,956       11.03      9,307,575          1.45%          0.00%        -9.16%
            2000                            939,163       12.14     11,401,388          1.45%          0.00%        -4.78%
            1999                            821,061       12.75     10,467,912          1.45%          0.14%        33.09%
            1998                            977,859        9.58      9,367,285          1.45%          0.17%        -7.12%
Value Line Centurion Fund, Inc.
            2002                            591,037      $ 8.30    $ 4,902,782          1.45%          0.00%       -24.01%
            2001                            702,121       10.92      7,668,415          1.45%          0.16%       -17.56%
            2000                            784,567       13.25     10,393,538          1.45%          0.07%       -13.74%
            1999                            734,392       15.36     11,278,647          1.45%          0.30%        26.37%
            1998                            345,804       12.15      4,202,530          1.45%          0.33%        25.62%
Value Line Strategic Asset Management
  Trust
            2002                          3,025,084      $11.72    $35,454,687          1.45%          1.22%       -13.80%
            2001                          3,715,408       13.60     50,514,034          1.45%          3.27%       -14.18%
            2000                          3,721,706       15.84     58,962,579          1.45%          2.13%         0.47%
            1999                          2,869,022       15.77     45,240,457          1.45%          1.07%        22.52%
            1998                          1,764,142       12.87     22,705,228          1.45%          2.74%        25.61%
AIM V.I. Capital Appreciation Fund(3)
            2002                            219,149      $ 6.49    $ 1,421,507          1.45%          0.00%       -25.41%
            2001                            249,276        8.70      2,168,957          1.45%          0.00%       -24.39%
            2000                            227,402       11.51      2,616,908          1.45%          0.00%       -12.20%
            1999                             58,378       13.11        765,183          1.45%          0.05%        31.07%
            1998                                 --          --             --            --             --            --
AIM V.I. Global Utilities Fund(3)
            2002                            101,412      $ 6.22    $   630,609          1.45%          2.75%       -26.59%
            2001                            125,234        8.47      1,061,134          1.45%          1.44%       -28.97%
            2000                            111,172       11.93      1,326,199          1.45%          1.58%        -3.70%
            1999                             50,258       12.39        622,590          1.45%          1.47%        23.88%
            1998                                 --          --             --            --             --            --
AIM V.I. Government Securities
  Fund(4)
            2002                            237,433      $11.83    $ 2,809,786          1.45%          2.88%         7.97%
            2001                             41,797       10.96        457,949          1.45%          5.07%         4.87%
            2000                              7,282       10.45         76,074          1.45%          3.23%         4.48%
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --

(1)   Total returns are not annualized for periods less than a year.
(2)   Portfolio commenced operations on September 13,1999.
(3)   Portfolio commenced operations on July 6, 1999.
(4)   Portfolio commenced operations on August 23, 2000.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


----
B-58                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(1)
                                            -----      ----------   ----------       ----------        -----      ---------
7 YEAR ENHANCED DEATH
  BENEFIT RIDER (EDBR)

AIM V.I. Premier Equity Fund
  (formerly AIM V.I. Value Fund)(3)
            2002                            717,577      $ 5.61    $ 4,027,981          1.45%          0.30%       -31.31%
            2001                            943,636        8.17      7,706,716          1.45%          0.12%       -13.83%
            2000                            947,681        9.48      8,981,796          1.45%          0.18%       -15.89%
            1999                            389,988       11.27      4,394,311          1.45%          0.24%        12.68%
            1998                                 --          --             --            --             --            --
Alliance Growth & Income Portfolio(6)
            2002                             13,110      $ 7.98    $   104,574          1.45%          0.21%       -20.20%
            2001                                 --          --             --            --             --            --
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
Alliance Premier Growth Portfolio(6)
            2002                                642      $ 7.90    $     5,073          1.45%          0.00%       -21.00%
            2001                                 --          --             --            --             --            --
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
Alliance Technology Portfolio(6)
            2002                                344      $ 6.80    $     2,338          1.45%          0.00%       -32.00%
            2001                                 --          --             --            --             --            --
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
AllianceBernstein Value Portfolio(6)
            2002                              6,690      $ 8.49    $    56,765          1.45%          0.01%       -15.10%
            2001                                 --          --             --            --             --            --
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
Davis Financial Portfolio(3)
            2002                            307,651      $ 8.61    $ 2,648,733          1.45%          0.21%       -18.04%
            2001                            386,094       10.51      4,055,985          1.45%          0.04%       -11.67%
            2000                            308,658       11.89      3,670,963          1.45%          0.12%        29.07%
            1999                            169,937        9.21      1,565,905          1.45%          0.24%        -7.85%
            1998                                 --          --             --            --             --            --
Davis Real Estate Portfolio(3)
            2002                            136,119      $11.68    $ 1,589,638          1.45%          4.71%         4.38%
            2001                             68,928       11.19        771,315          1.45%          4.64%         3.97%
            2000                             64,538       10.76        694,611          1.45%          2.93%        21.54%
            1999                              4,942        8.86         43,761          1.45%          1.52%       -11.45%
            1998                                 --          --             --            --             --            --
Davis Value Portfolio(3)
            2002                            798,415      $ 8.00    $ 6,385,847          1.45%          0.68%       -17.45%
            2001                            820,057        9.69      7,947,584          1.45%          0.44%       -11.69%
            2000                            766,370       10.97      8,410,397          1.45%          0.41%         7.71%
            1999                            409,555       10.19      4,172,720          1.45%          0.13%         1.88%
            1998                                 --          --             --            --             --            --

(1)   Total returns are not annualized for periods less than a year.
(2)   Portfolio commenced operations on September 13,1999.
(3)   Portfolio commenced operations on July 6, 1999.
(4)   Portfolio commenced operations on August 23, 2000.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-59
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(1)
                                            -----      ----------   ----------       ----------        -----      ---------
7 YEAR ENHANCED DEATH
  BENEFIT RIDER (EDBR)

Fidelity VIP Contrafund Portfolio
  Service Class(3)
            2002                          1,040,483      $ 7.86    $  8,174,576         1.45%          0.67%       -10.70%
            2001                          1,063,061        8.80       9,356,428         1.45%          0.65%       -13.63%
            2000                          1,065,799       10.19      10,860,860         1.45%          0.26%        -8.07%
            1999                            501,256       11.08       5,556,328         1.45%          0.00%        10.85%
            1998                                 --          --              --           --             --            --
Fidelity VIP Equity-Income Portfolio
  Service Class(3)
            2002                            614,416      $ 7.64    $  4,697,165         1.45%          1.28%       -18.25%
            2001                            436,024        9.35       4,074,986         1.45%          1.02%        -6.46%
            2000                            216,051        9.99       2,158,671         1.45%          1.04%         6.73%
            1999                             98,110        9.36         918,435         1.45%          0.00%        -6.39%
            1998                                 --          --              --           --             --            --
Fidelity VIP Growth Opportunities
  Portfolio Service Class(3)
            2002                            157,953      $ 5.15    $    812,847         1.45%          0.95%       -22.99%
            2001                            180,707        6.69       1,208,460         1.45%          0.23%       -15.68%
            2000                            183,503        7.93       1,455,301         1.45%          1.04%       -18.38%
            1999                            121,432        9.72       1,179,904         1.45%          0.00%        -2.83%
            1998                                 --          --              --           --             --            --
Fidelity VIP Mid Cap Portfolio
  Service Class(3)
            2002                            440,908      $14.41    $  6,355,338         1.45%          0.74%       -11.23%
            2001                            375,618       16.23       6,097,123         1.45%          0.00%        -4.76%
            2000                            283,170       17.04       4,826,310         1.45%          0.00%        32.60%
            1999                             28,549       12.85         366,954         1.45%          0.00%        28.53%
            1998                                 --          --              --           --             --            --
Franklin Templeton Growth Securities
  Fund Class 2(6)
            2002                             27,420      $ 7.94    $    217,766         1.45%          0.59%       -20.60%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Janus Aspen Aggressive Growth
  Portfolio(3)
            2002                            609,264      $ 4.87    $  2,969,405         1.45%          0.00%       -29.03%
            2001                            838,123        6.86       5,751,515         1.45%          0.00%       -40.33%
            2000                          1,433,854       11.50      16,489,234         1.45%          8.61%       -32.81%
            1999                            532,518       17.12       9,114,339         1.45%          0.00%        71.16%
            1998                                 --          --              --           --             --            --
Janus Aspen Capital Appreciation
  Portfolio(3)
            2002                            908,044      $ 6.82    $  6,195,126         1.45%          0.54%       -16.92%
            2001                          1,098,728        8.21       9,019,667         1.45%          1.17%       -22.81%
            2000                          1,347,298       10.63      14,327,948         1.45%          1.52%       -19.37%
            1999                            621,635       13.19       8,199,250         1.45%          0.18%        31.90%
            1998                                 --          --              --           --             --            --

(1)   Total returns are not annualized for periods less than a year.
(2)   Portfolio commenced operations on September 13,1999.
(3)   Portfolio commenced operations on July 6, 1999.
(4)   Portfolio commenced operations on August 23, 2000.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


----
B-60                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                             Units     Unit Value   In whole $       Net Assets        Ratio      Return(1)
                                             -----     ----------   ----------       ----------        -----      ---------
7 YEAR ENHANCED DEATH
  BENEFIT RIDER (EDBR)

Janus Aspen Growth Portfolio(3)
            2002                            653,878      $ 5.54    $ 3,623,983          1.45%          0.00%       -27.60%
            2001                            910,425        7.65      6,966,884          1.45%          0.07%       -25.82%
            2000                            852,664       10.32      8,796,452          1.45%          2.98%       -15.79%
            1999                            309,594       12.25      3,792,918          1.45%          0.08%        22.51%
            1998                                 --          --             --            --             --            --
Janus Aspen Worldwide Growth
  Portfolio(3)
            2002                          1,010,507      $ 6.75    $ 6,823,576          1.45%          0.86%       -26.61%
            2001                          1,137,877        9.20     10,465,431          1.45%          0.58%       -23.56%
            2000                          1,081,477       12.03     13,012,268          1.45%          2.78%       -16.90%
            1999                            318,242       14.48      4,607,515          1.45%          0.00%        44.78%
            1998                                 --          --             --            --             --            --
MFS Emerging Growth Series(3)
            2002                            231,505      $ 5.27    $ 1,220,463          1.45%          0.00%       -34.74%
            2001                            269,702        8.08      2,178,041          1.45%          0.00%       -34.45%
            2000                            264,468       12.32      3,258,232          1.45%          0.00%       -20.77%
            1999                             75,946       15.55      1,180,988          1.45%          0.00%        55.50%
            1998                                 --          --             --            --             --            --
MFS Investors Trust Series (formerly
  MFS Growth With Income Series)
            2002                          1,120,973      $ 8.49    $ 9,520,671          1.45%          0.54%       -22.14%
            2001                          1,405,022       10.90     15,320,067          1.45%          0.49%       -17.17%
            2000                          1,521,920       13.16     20,034,678          1.45%          0.44%        -1.60%
            1999                          1,597,899       13.38     21,376,242          1.45%          0.31%         5.15%
            1998                          1,076,023       12.72     13,689,718          1.45%          0.00%        20.55%
MFS New Discovery Series(3)
            2002                            176,227      $ 8.72    $ 1,537,286          1.45%          0.00%       -32.65%
            2001                            196,318       12.95      2,541,685          1.45%          0.00%        -6.40%
            2000                            155,726       13.83      2,154,033          1.45%          0.00%        -3.41%
            1999                             43,323       14.32        620,402          1.45%          0.00%        43.20%
            1998                                 --          --             --            --             --            --
MFS Research Series(3)
            2002                             62,349      $ 6.12     $  381,753          1.45%          0.28%       -25.66%
            2001                             81,667        8.23        672,361          1.45%          0.01%       -22.39%
            2000                             68,687       10.61        728,639          1.45%          0.03%        -6.23%
            1999                             19,166       11.31        216,824          1.45%          0.00%        13.13%
            1998                                 --          --             --            --             --            --
MFS Total Return Series(3)
            2002                            606,790      $10.28     $6,235,887          1.45%          1.45%        -6.51%
            2001                            437,404       11.00      4,809,731          1.45%          1.63%        -1.20%
            2000                            177,865       11.13      1,979,636          1.45%          1.58%        14.33%
            1999                             61,489        9.73        598,585          1.45%          0.00%        -2.65%
            1998                                 --          --             --            --             --            --

(1)   Total returns are not annualized for periods less than a year.
(2)   Portfolio commenced operations on September 13,1999.
(3)   Portfolio commenced operations on July 6, 1999.
(4)   Portfolio commenced operations on August 23, 2000.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-61
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                             Units     Unit Value   In whole $       Net Assets        Ratio      Return(1)
                                             -----     ----------   ----------       ----------        -----      ---------
7 YEAR ENHANCED DEATH
  BENEFIT RIDER (EDBR)

Prudential Jennison Class II(5)
            2002                              5,819      $ 5.99    $    34,857          1.45%          0.00%       -32.17%
            2001                              3,609        8.83         31,873          1.45%          0.00%       -11.70%
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
Van Kampen Life Investment Trust
  Growth & Income Portfolio Class II(6)
            2002                             29,309      $ 8.22    $   240,966          1.45%          0.00%       -17.80%
            2001                                 --          --             --            --             --            --
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
Van Kampen Life Investment Trust
  Government Portfolio Class II(6)
            2002                            137,074      $10.60    $ 1,453,609          1.45%          0.00%         6.00%
            2001                                 --          --             --            --             --            --
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --

(1)   Total returns are not annualized for periods less than a year.
(2)   Portfolio commenced operations on September 13,1999.
(3)   Portfolio commenced operations on July 6, 1999.
(4)   Portfolio commenced operations on August 23, 2000.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


----
B-62                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                              Units    Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                              -----    ----------   ----------       ----------        -----      ---------
7 YEAR EDBR PLUS LIVING
  BENEFIT RIDER (LBR) or
  EARNINGS BENEFIT RIDER (EBR)
  (offered December 20, 1999)

The Guardian Stock Fund(1)
            2002                             10,480      $ 5.19    $    54,365          1.70%          0.84%       -22.18%
            2001                              1,682        6.67         11,221          1.70%          0.24%       -22.78%
            2000                              1,346        8.64         11,628          1.70%          0.08%       -19.74%
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
The Guardian VC 500 Index Fund(1)
            2002                             11,195      $ 6.14    $    68,790          1.70%          2.00%       -23.92%
            2001                                238        8.07          1,920          1.70%          1.31%       -13.32%
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
The Guardian VC Asset Allocation
  Fund(1)(3)
            2002                                 --          --             --            --             --            --
            2001                                 --          --             --            --             --            --
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
The Guardian VC High Yield Bond
  Fund(1)(3)
            2002                                 --          --             --            --             --            --
            2001                                 --          --             --            --             --            --
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
The Guardian Bond Fund, Inc.(1)
            2002                             24,870      $12.38    $   307,917          1.70%          4.38%         7.61%
            2001                             12,271       11.50        141,173          1.70%          6.62%         7.02%
            2000                             11,800       10.75        126,846          1.70%          6.74%         8.15%
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
The Guardian Cash Fund, Inc.(1)
            2002                              5,113      $10.58    $    54,107          1.70%          1.17%        -0.48%
            2001                              1,986       10.63         21,109          1.70%          3.59%         1.83%
            2000                              2,254       10.44         23,536          1.70%          5.35%         4.19%
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
Gabelli Capital Asset Fund(1)
            2002                              5,075      $ 9.16    $    46,464          1.70%          0.25%       -15.72%
            2001                              2,911       10.87         31,641          1.70%          0.59%         0.82%
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   No contracts with this rider investing in this investment division.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-63
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                              Units    Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                              -----    ----------   ----------       ----------        -----      ---------
7 YEAR EDBR PLUS LIVING
  BENEFIT RIDER (LBR) or
  EARNINGS BENEFIT RIDER (EBR)
  (offered December 20, 1999)

Baillie Gifford International Fund(1)
            2002                                384      $ 5.48    $     2,103          1.70%          0.08%       -18.81%
            2001                                248        6.75          1,675          1.70%          0.00%       -21.92%
            2000                              1,884        8.64         16,285          1.70%          0.00%       -21.34%
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
Baillie Gifford Emerging Markets Fund(1)
            2002                              2,851      $ 7.49    $    21,347          1.70%          0.55%       -25.10%
            2001                                 --          --             --            --             --            --
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
The Guardian Small Cap Stock Fund(1)
            2002                              4,047      $ 7.93    $    32,081          1.70%          0.00%       -17.08%
            2001                                205        9.56          1,960          1.70%          0.00%        -9.18%
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
Value Line Centurion Fund, Inc.(1)
            2002                                421      $ 5.74    $     2,416          1.70%          0.00%       -24.07%
            2001                                488        7.56          3,691          1.70%          0.16%       -17.87%
            2000                                237        9.20          2,184          1.70%          0.07%       -13.97%
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
Value Line Strategic Asset Management
  Trust(1)
            2002                             15,928      $ 7.72    $   122,892          1.70%          1.22%       -13.96%
            2001                             20,137        8.97        180,675          1.70%          3.27%       -14.40%
            2000                              1,113       10.48         11,661          1.70%          2.13%         0.21%
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
AIM V.I. Capital Appreciation Fund(1)
            2002                              1,662      $ 5.46    $     9,071          1.70%          0.00%       -25.60%
            2001                              2,073        7.34         15,216          1.70%          0.00%       -24.56%
            2000                              3,588        9.73         34,914          1.70%          0.00%        -2.70%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
AIM V.I. Global Utilities Fund(1)(3)
            2002                                 --          --              --           --             --            --
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
AIM V.I. Government Securities Fund(2)
            2002                              9,784      $11.76    $   115,094          1.70%          2.88%         7.71%
            2001                                903       10.92          9,858          1.70%          5.07%         4.58%
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   No contracts with this rider investing in this investment division.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


----
B-64                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                               Units   Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                               -----   ----------   ----------       ----------        -----      ---------
7 YEAR EDBR PLUS LIVING
  BENEFIT RIDER (LBR) or
  EARNINGS BENEFIT RIDER (EBR)
  (offered December 20, 1999)

AIM V.I. Premier Equity
  (formerly AIM V.I. Value Fund)(1)
            2002                                993      $ 5.23    $    5,193           1.70%          0.30%       -31.54%
            2001                                399        7.64         3,047           1.70%          0.12%       -13.91%
            2000                                145        8.87         1,291           1.70%          0.18%       -16.12%
            1999                                 --          --            --             --             --            --
            1998                                 --          --            --             --             --            --
Alliance Growth & Income Portfolio(3)(6)
            2002                                 --          --            --             --             --            --
            2001                                 --          --            --             --             --            --
            2000                                 --          --            --             --             --            --
            1999                                 --          --            --             --             --            --
            1998                                 --          --            --             --             --            --
Alliance Premier Growth Portfolio(3)(6)
            2002                                 --          --            --             --             --            --
            2001                                 --          --            --             --             --            --
            2000                                 --          --            --             --             --            --
            1999                                 --          --            --             --             --            --
            1998                                 --          --            --             --             --            --
Alliance Technology Portfolio(3)(6)
            2002                                 --          --            --             --             --            --
            2001                                 --          --            --             --             --            --
            2000                                 --          --            --             --             --            --
            1999                                 --          --            --             --             --            --
            1998                                 --          --            --             --             --            --
AllianceBernstein Value Portfolio(3)(6)
            2002                                 --          --            --             --             --            --
            2001                                 --          --            --             --             --            --
            2000                                 --          --            --             --             --            --
            1999                                 --          --            --             --             --            --
            1998                                 --          --            --             --             --            --
Davis Financial Portfolio(1)(3)
            2002                                 --          --            --             --             --            --
            2001                                 --          --            --             --             --            --
            2000                                 --          --            --             --             --            --
            1999                                 --          --            --             --             --            --
            1998                                 --          --            --             --             --            --
Davis Real Estate Portfolio(1)(3)
            2002                                 --          --            --             --             --            --
            2001                                 --          --            --             --             --            --
            2000                                 --          --            --             --             --            --
            1999                                 --          --            --             --             --            --
            1998                                 --          --            --             --             --            --
Davis Value Portfolio(1)
            2002                              8,911      $ 8.19    $   72,959           1.70%          0.68%       -17.69%
            2001                                763        9.95         7,590           1.70%          0.44%       -11.87%
            2000                                 --          --            --           --             --            --
            1999                                 --          --            --           --             --            --
            1998                                 --          --            --           --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   No contracts with this rider investing in this investment division.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-65
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                              Units    Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                              -----    ----------   ----------       ----------        -----      ---------
7 YEAR EDBR PLUS LIVING
   BENEFIT RIDER (LBR) or
  EARNINGS BENEFIT RIDER (EBR)
  (offered December 20, 1999)

Fidelity VIP Contrafund Portfolio Service
  Class(1)
            2002                              4,698      $ 7.49    $    35,185          1.70%          0.67%       -10.96%
            2001                                226        8.41          1,900          1.70%          0.65%       -13.81%
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
Fidelity VIP Equity-Income Portfolio
  Service Class(1)
            2002                             13,705      $ 8.26    $   113,256          1.70%          1.28%       -18.44%
            2001                             14,265       10.13        144,472          1.70%          1.02%        -6.66%
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
Fidelity VIP Growth Opportunities
  Portfolio Service Class(1)
            2002                                914      $ 5.42    $     4,950          1.70%          0.95%       -23.12%
            2001                                274        7.05          1,933          1.70%          0.23%       -15.97%
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
Fidelity VIP Mid Cap Portfolio Service
  Class(1)
            2002                              3,423      $12.37    $    42,353          1.70%          0.74%       -11.44%
            2001                                911       13.97         12,726          1.70%          0.00%        -4.98%
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
Franklin Templeton Growth Securities
  Fund Class 2(3)(6)
            2002                                 --          --             --            --             --            --
            2001                                 --          --             --            --             --            --
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
Janus Aspen Aggressive Growth
  Portfolio(1)
            2002                                826      $ 3.21    $     2,651          1.70%          0.00%       -29.18%
            2001                              1,504        4.53          6,817          1.70%          0.00%       -40.48%
            2000                              3,414        7.61         25,991          1.70%          8.61%       -32.97%
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
Janus Aspen Capital Appreciation
  Portfolio(1)
            2002                              1,602      $ 5.66    $     9,068          1.70%          0.54%       -17.10%
            2001                              1,603        6.83         10,944          1.70%          1.17%       -24.00%
            2000                              3,148        8.98         28,278          1.70%          1.52%       -18.49%
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   No contracts with this rider investing in this investment division.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


----
B-66                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                              Units    Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                              -----    ----------   ----------       ----------        -----      ---------
7 YEAR EDBR PLUS LIVING
  BENEFIT RIDER (LBR) or
  EARNINGS BENEFIT RIDER (EBR)
  (offered December 20, 1999)

Janus Aspen Growth Portfolio(1)
            2002                                889      $ 4.80    $     4,270          1.70%          0.00%       -27.78%
            2001                              1,963        6.65         13,049          1.70%          0.07%       -25.99%
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
Janus Aspen Worldwide Growth Portfolio(1)
            2002                              2,260      $ 5.15    $    11,640          1.70%          0.86%       -26.78%
            2001                              3,784        7.03         26,615          1.70%          0.58%       -23.72%
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
MFS Emerging Growth Series(1)
            2002                                777      $ 4.01    $     3,112          1.70%          0.00%       -34.69%
            2001                                 87        6.14            534          1.70%          0.00%       -34.75%
            2000                                 70        9.41            660          1.70%          0.00%       -20.99%
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
MFS Investors Trust Series (formerly
  MFS Growth With Income Series)(1)
            2002                                801      $ 6.56    $     5,257          1.70%          0.54%       -22.32%
            2001                                802        8.44          6,769          1.70%          0.49%       -17.37%
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
MFS New Discovery Series(1)
            2002                              1,810      $ 6.77    $    12,255          1.70%          0.00%       -32.84%
            2001                              4,505       10.08         45,388          1.70%          0.00%        -6.59%
            2000                                486       10.79          5,242          1.70%          0.00%        -3.66%
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
MFS Research Series(1)
            2002                              1,958      $ 5.76    $    11,284          1.70%          0.28%       -25.85%
            2001                              1,226        7.77          9,523          1.70%          0.01%       -22.58%
            2000                                941       10.03          9,443          1.70%          0.03%        -6.48%
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --
MFS Total Return Series(1)
            2002                              9,191      $10.61    $    97,494          1.70%          1.45%        -6.68%
            2001                                172       11.37          1,956          1.70%          1.63%        -1.52%
            2000                              1,385       11.55         15,992          1.70%          1.58%        14.09%
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   No contracts with this rider investing in this investment division.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-67
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                              Units    Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                              -----    ----------   ----------       ----------        -----      ---------
7 YEAR EDBR PLUS LIVING
  BENEFIT RIDER (LBR) or
  EARNINGS BENEFIT RIDER (EBR)
  (offered December 20, 1999)

Prudential Jennison Class II(3)(5)
            2002                                 --          --            --              --             --           --
            2001                                 --          --            --              --             --           --
            2000                                 --          --            --              --             --           --
            1999                                 --          --            --              --             --           --
            1998                                 --          --            --              --             --           --
Van Kampen Life Investment Trust
  Growth & Income Portfolio Class II(3)(6)
            2002                                 --          --            --              --             --           --
            2001                                 --          --            --              --             --           --
            2000                                 --          --            --              --             --           --
            1999                                 --          --            --              --             --           --
            1998                                 --          --            --              --             --           --
Van Kampen Life Investment Trust
  Government Portfolio Class II(6)
            2002                                 83      $10.58       $   878            1.70%          0.00%        5.80%
            2001                                 --          --            --              --             --           --
            2000                                 --          --            --              --             --           --
            1999                                 --          --            --              --             --           --
            1998                                 --          --            --              --             --           --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   No contracts with this rider investing in this investment division.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


----
B-68                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                            -----      ----------   ----------       ----------        -----      ---------
CONTRACTS WITH ANY ONE
  RIDER, CONTRACT ANNIVERSARY
  ENHANCED DEATH BENEFIT RIDER
  (CAEDB), LBR or EBR (offered
  September 13, 1999)

The Guardian Stock Fund(1)
            2002                          1,654,148      $ 5.83    $  9,635,579         1.50%          0.84%       -22.00%
            2001                          1,597,322        7.47      11,938,568         1.50%          0.24%       -22.62%
            2000                          1,390,405        9.66      13,429,945         1.50%          0.08%       -19.61%
            1999                            100,936       12.02       1,212,841         1.50%          0.45%        20.16%
            1998                                 --          --              --           --             --            --
The Guardian VC 500 Index Fund(1)
            2002                            199,686      $ 6.48    $  1,293,024         1.50%          2.00%       -23.52%
            2001                            112,302        8.47         951,545         1.50%          1.31%       -13.24%
            2000                             36,057        9.77         352,154         1.50%          1.18%       -10.04%
            1999                              4,794       10.86          52,047         1.50%          0.29%         8.56%
            1998                                 --          --              --           --             --            --
The Guardian VC Asset Allocation Fund(1)
            2002                            159,906      $ 7.71    $  1,233,517         1.50%          1.92%       -21.12%
            2001                            152,182        9.77       1,487,561         1.50%          1.30%       -10.39%
            2000                             93,911       10.91       1,024,438         1.50%          5.42%         1.46%
            1999                              8,371       10.75          90,001         1.50%          0.72%         7.52%
            1998                                 --          --              --           --             --            --
The Guardian VC High Yield Bond Fund(1)
            2002                             69,602      $ 9.65    $    671,795         1.50%          7.84%        -0.24%
            2001                             61,137        9.67         591,414         1.50%         12.38%         2.01%
            2000                             37,662        9.48         357,156         1.50%         12.75%        -7.48%
            1999                                519       10.25           5,316         1.50%          2.19%         2.50%
            1998                                 --          --              --           --             --            --
The Guardian Bond Fund, Inc.(1)
            2002                            727,554      $12.57    $  9,142,120         1.50%          4.38%         7.87%
            2001                            273,901       11.65       3,191,794         1.50%          6.62%         7.24%
            2000                             74,369       10.87         808,154         1.50%          6.74%         8.37%
            1999                              4,817       10.03          48,300         1.50%          6.28%         0.28%
            1998                                 --          --              --           --             --            --
The Guardian Cash Fund, Inc.(1)
            2002                          1,245,522      $10.75    $ 13,384,809         1.50%          1.17%        -0.23%
            2001                          1,074,056       10.78      11,573,142         1.50%          3.59%         2.04%
            2000                            562,836       10.56       5,943,520         1.50%          5.35%         4.44%
            1999                             52,362       10.11         529,451         1.50%          4.43%         1.11%
            1998                                 --          --              --           --             --            --
Gabelli Capital Asset Fund(1)
            2002                            362,065      $ 9.40    $  3,401,720         1.50%          0.25%       -15.55%
            2001                            133,409       11.13       1,485,035         1.50%          0.59%         1.03%
            2000                             37,286       11.02         410,819         1.50%          0.20%         3.97%
            1999                              7,324       10.60          77,611         1.50%          0.14%         5.97%
            1998                                 --          --              --           --             --            --
Baillie Gifford International Fund(1)
            2002                            198,216      $ 6.16    $  1,221,378         1.50%          0.08%       -18.96%
            2001                            134,899        7.60       1,025,415         1.50%          0.00%       -21.59%
            2000                            150,485        9.69       1,458,917         1.50%          0.00%       -21.20%
            1999                             12,370       12.30         152,186         1.50%          0.44%        23.03%
            1998                                 --          --              --           --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   Portfolio commenced operations on May 1, 2001.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2002.
(6)   No contracts with this rider investing in this investment division.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-69
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                            -----      ----------   ----------       ----------        -----      ---------
CONTRACTS WITH ANY ONE
  RIDER, CONTRACT ANNIVERSARY
  ENHANCED DEATH BENEFIT RIDER
  (CAEDB), LBR or EBR (offered
  September 13, 1999)

Baillie Gifford Emerging Markets
  Fund(1)
            2002                             52,420      $ 9.19    $   481,802          1.50%          0.55%        -7.76%
            2001                             19,669        9.96        195,952          1.50%          0.19%         4.71%
            2000                             22,553        9.51        214,576          1.50%          0.00%       -28.89%
            1999                                 40       13.38            541          1.50%          0.00%        33.80%
            1998                                 --          --             --            --             --            --
The Guardian Small Cap Stock Fund(1)
            2002                            200,004      $ 9.66    $ 1,931,591          1.50%          0.00%       -16.74%
            2001                            145,505       11.60      1,688,231          1.50%          0.00%        -9.20%
            2000                             92,904       12.78      1,187,155          1.50%          0.00%        -4.83%
            1999                                443       13.43          5,953          1.50%          0.14%        34.26%
            1998                                 --          --             --            --             --            --
Value Line Centurion Fund, Inc.(1)
            2002                            166,000      $ 6.21    $ 1,031,427          1.50%          0.00%       -24.13%
            2001                            172,833        8.18      1,414,619          1.50%          0.16%       -17.60%
            2000                            142,734        9.93      1,417,748          1.50%          0.07%       -13.78%
            1999                             12,558       11.52        144,679          1.50%          0.30%        15.21%
            1998                                 --          --             --            --             --            --
Value Line Strategic Asset
  Management Trust(1)
            2002                          1,219,460      $ 8.15    $ 9,941,660          1.50%          1.22%       -13.87%
            2001                          1,082,143        9.46     10,239,129          1.50%          3.27%       -14.23%
            2000                            663,096       11.03      7,314,782          1.50%          2.13%         0.42%
            1999                             67,525       10.99        741,767          1.50%          1.07%         9.85%
            1998                                 --          --             --            --             --            --
AIM V.I. Capital Appreciation Fund(1)
            2002                            229,900      $ 6.48    $ 1,490,302          1.50%          0.00%       -25.52%
            2001                            247,049        8.70      2,149,293          1.50%          0.00%       -24.43%
            2000                            153,793       11.51      1,770,480          1.50%          0.00%       -12.25%
            1999                             15,588       13.12        204,498          1.50%          0.05%        31.19%
            1998                                 --          --             --            --             --            --
AIM V.I. Global Utilities Fund(1)
            2002                             47,271      $ 6.20     $  292,872          1.50%          2.75%       -26.60%
            2001                             41,198        8.45        347,978          1.50%          1.44%       -29.01%
            2000                             29,447       11.90        350,350          1.50%          1.58%        -3.75%
            1999                              4,618       12.36         57,087          1.50%          1.47%        23.61%
            1998                                 --          --             --            --             --            --
AIM V.I. Government Securities
  Fund(2)
            2002                            185,102      $11.82    $ 2,187,867          1.50%          2.88%         7.96%
            2001                             70,242       10.95        769,075          1.50%          5.07%         9.49%
            2000                                 --          --             --            --             --            --
            1999                                 --          --             --            --             --            --
            1998                                 --          --             --            --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   Portfolio commenced operations on May 1, 2001.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2002.
(6)   No contracts with this rider investing in this investment division.


----
B-70                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                            -----      ----------   ----------       ----------        -----      ---------
CONTRACTS WITH ANY ONE
  RIDER, CONTRACT ANNIVERSARY
  ENHANCED DEATH BENEFIT
  RIDER (CAEDB), LBR or EBR
  (offered September 13, 1999)

AIM V.I. Premier Equity Fund
  (formerly AIM V.I. Value Fund)(1)
            2002                            529,146      $ 5.71    $  3,020,000         1.50%          0.30%       -31.27%
            2001                            665,027        8.31       5,525,025         1.50%          0.12%       -13.87%
            2000                            568,617        9.65       5,484,909         1.50%          0.18%       -15.93%
            1999                             47,122       11.47         540,665         1.50%          0.24%        14.74%
            1998                                 --          --              --           --             --            --
Alliance Growth & Income Portfolio(5)
            2002                             14,579      $ 7.97    $    116,251         1.50%          0.21%       -20.30%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Alliance Premier Growth Portfolio(5)
            2002                              1,570      $ 7.90    $     12,404         1.50%          0.00%       -21.00%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Alliance Technology Portfolio(5)(6)
            2002                                 --          --              --           --             --            --
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
AllianceBernstein Value Portfolio(5)
            2002                              7,664      $ 8.48    $     65,014         1.50%          0.01%       -15.20%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Davis Financial Portfolio(1)
            2002                             97,310      $ 9.26    $    900,952         1.50%          0.21%       -18.07%
            2001                             89,570       11.30       1,012,380         1.50%          0.04%       -11.72%
            2000                             22,819       12.80         292,141         1.50%          0.12%        29.01%
            1999                              6,321        9.92          62,735         1.50%          0.24%        -0.76%
            1998                                 --          --              --           --             --            --
Davis Real Estate Portfolio(1)
            2002                             51,696      $12.64    $    653,445         1.50%          4.71%         4.31%
            2001                             15,116       12.12         183,170         1.50%          4.64%         3.92%
            2000                                656       11.66           7,649         1.50%          2.93%        16.61%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   Portfolio commenced operations on May 1, 2001.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2002.
(6)   No contracts with this rider investing in this investment division.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-71
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                             Units     Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                             -----     ----------   ----------       ----------        -----      ---------
CONTRACTS WITH ANY ONE
  RIDER, CONTRACT ANNIVERSARY
  ENHANCED DEATH BENEFIT RIDER
  (CAEDB), LBR or EBR (offered
  September 13, 1999)

Davis Value Portfolio(1)
            2002                            363,357      $ 8.32    $  3,024,540         1.50%          0.68%       -17.55%
            2001                            326,449       10.09       3,294,269         1.50%          0.44%       -11.73%
            2000                            163,001       11.43       1,863,541         1.50%          0.41%         7.66%
            1999                              6,916       10.62          73,447         1.50%          0.13%         6.19%
            1998                                 --          --              --           --             --            --
Fidelity VIP Contrafund Portfolio
  Service Class(1)
            2002                            385,031      $ 8.02    $  3,089,014         1.50%          0.67%       -10.81%
            2001                            324,244        8.99       2,915,656         1.50%          0.65%       -13.67%
            2000                            201,154       10.42       2,095,307         1.50%          0.26%        -8.12%
            1999                             22,453       11.34         254,535         1.50%          0.00%        13.36%
            1998                                 --          --              --           --             --            --
Fidelity VIP Equity-Income Portfolio
  Service Class(1)
            2002                            379,675      $ 7.98    $  3,028,438         1.50%          1.28%       -18.20%
            2001                            161,500        9.76       1,575,578         1.50%          1.02%        -6.51%
            2000                             27,839       10.44         290,506         1.50%          1.04%         6.68%
            1999                             13,102        9.78         128,163         1.50%          0.00%        -2.18%
            1998                                 --          --              --           --             --            --
Fidelity VIP Growth Opportunities
  Portfolio Service Class(1)
            2002                             79,180      $ 5.36    $    424,300         1.50%          0.95%       -23.07%
            2001                             71,131        6.97         495,572         1.50%          0.23%       -15.72%
            2000                             55,803        8.27         461,297         1.50%          1.04%       -18.42%
            1999                              7,563       10.13          76,639         1.50%          0.00%         1.33%
            1998                                 --          --              --           --             --            --
Fidelity VIP Mid Cap Portofolio
  Service Class(1)
            2002                            291,887      $13.79    $  4,024,206         1.50%          0.74%       -11.22%
            2001                            225,441       15.53       3,501,913         1.50%          0.00%        -4.81%
            2000                            173,341       16.32       2,828,654         1.50%          0.00%        32.53%
            1999                              3,872       12.31          47,671         1.50%          0.00%        23.13%
            1998                                 --          --              --           --             --            --
Franklin Templeton Growth Securities
  Fund Class 2(5)
            2002                             11,844      $ 7.94    $     94,035         1.50%          0.59%       -20.60%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Janus Aspen Aggressive Growth
  Portfolio(1)
            2002                            337,684      $ 4.42    $  1,493,688         1.50%          0.00%       -29.07%
            2001                            381,219        6.23       2,375,491         1.50%          0.00%       -40.36%
            2000                            344,804       10.45       3,602,380         1.50%          8.61%       -32.84%
            1999                             15,869       15.56         246,879         1.50%          0.00%        55.57%
            1998                                 --          --              --           --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   Portfolio commenced operations on May 1, 2001.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2002.
(6)   No contracts with this rider investing in this investment division.


----
B-72                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(4
                                            -----      ----------   ----------       ----------        -----      ---------
CONTRACTS WITH ANY ONE
  RIDER, CONTRACT ANNIVERSARY
  ENHANCED DEATH BENEFIT RIDER
  (CAEDB), LBR or EBR (offered
  September 13, 1999)

Janus Aspen Capital Appreciation
  Portfolio(1)
            2002                            392,480      $ 7.08    $2,778,604           1.50%          0.54%       -16.93%
            2001                            424,511        8.52     3,618,037           1.50%          1.17%       -22.85%
            2000                            363,412       11.05     4,014,411           1.50%          1.52%       -19.41%
            1999                             55,123       13.71       755,603           1.50%          0.18%        37.08%
            1998                                 --          --            --             --             --            --
Janus Aspen Growth Portfolio(1)
            2002                            353,551      $ 5.48    $1,936,941           1.50%          0.00%       -27.59%
            2001                            414,743        7.57     3,138,818           1.50%          0.07%       -25.86%
            2000                            335,068       10.21     3,420,371           1.50%          2.98%       -15.84%
            1999                             20,303       12.13       246,248           1.50%          0.08%        21.29%
            1998                                 --          --            --             --             --            --
Janus Aspen Worldwide Growth
  Portfolio(1)
            2002                            585,817      $ 6.52    $3,821,547           1.50%          0.86%       -26.66%
            2001                            629,551        8.89     5,596,486           1.50%          0.58%       -23.60%
            2000                            467,136       11.64     5,435,239           1.50%          2.78%       -16.94%
            1999                             20,814       14.01       291,560           1.50%          0.00%        40.08%
            1998                                 --          --            --             --             --            --
MFS Emerging Growth Series(1)
            2002                            215,215      $ 5.10    $1,097,841           1.50%          0.00%       -34.77%
            2001                            213,145        7.82     1,666,399           1.50%          0.00%       -34.48%
            2000                            161,066       11.93     1,921,992           1.50%          0.00%       -20.81%
            1999                             11,012       15.07       165,950           1.50%          0.00%        50.69%
            1998                                 --          --            --             --             --            --
MFS Investors Trust Series (formerly
  MFS Growth With Income Series)(1)
            2002                            162,469      $ 6.61    $1,074,021           1.50%          0.54%       -22.15%
            2001                            154,279        8.49     1,310,000           1.50%          0.49%       -17.21%
            2000                            122,677       10.26     1,258,225           1.50%          0.44%        -1.65%
            1999                             24,219       10.43       252,557           1.50%          0.31%         4.28%
            1998                                 --          --            --             --             --            --
MFS New Discovery Series(1)
            2002                             96,711      $ 8.98    $  868,871           1.50%          0.00%       -32.69%
            2001                             87,181       13.34     1,163,043           1.50%          0.00%        -6.45%
            2000                             50,848       14.26       725,096           1.50%          0.00%        -3.45%
            1999                           3,226.12       14.77        47,653           1.50%          0.00%        47.71%
            1998                                 --          --            --             --             --            --
MFS Research Series(1)
            2002                             36,734      $ 6.25    $  229,553           1.50%          0.28%       -25.66%
            2001                             43,821        8.41       368,398           1.50%          0.01%       -22.43%
            2000                             17,439       10.84       188,999           1.50%          0.03%        -6.28%
            1999                                584       11.56         6,757           1.50%          0.00%        15.64%
            1998                                 --          --            --             --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   Portfolio commenced operations on May 1, 2001.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2002.
(6)   No contracts with this rider investing in this investment division.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-73
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                             Units     Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                             -----     ----------   ----------       ----------        -----      ---------
CONTRACTS WITH ANY ONE
  RIDER, CONTRACT ANNIVERSARY
  ENHANCED DEATH BENEFIT RIDER
  (CAEDB), LBR or EBR (offered
  September 13, 1999)

MFS Total Return Series(1)
            2002                            502,298      $10.47    $  5,258,180         1.50%          1.45%        -6.57%
            2001                            247,904       11.21       2,778,138         1.50%          1.63%        -1.25%
            2000                             45,873       11.35         520,599         1.50%          1.58%        14.28%
            1999                              1,332        9.93          13,230         1.50%          0.00%        -0.69%
            1998                                 --          --              --           --             --            --
Prudential Jennison Class II(3)
            2002                             18,478      $ 5.99    $    110,600         1.50%          0.00%       -32.14%
            2001                              2,603        8.83          22,980         1.50%          0.00%       -11.73%
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Van Kampen Life Investment Trust
  Growth & Income Portfolio Class II(5)
            2002                             26,971      $ 8.22    $    221,669         1.50%          0.00%       -17.80%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Van Kampen Life Investment Trust
  Government  Portfolio Class II(5)
            2002                             31,017      $10.60    $    328,809         1.50%          0.00%         6.00%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   Portfolio commenced operations on May 1, 2001.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2002.
(6)   No contracts with this rider investing in this investment division.


----
B-74                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                             Units     Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                             -----     ----------   ----------       ----------        -----      ---------
CONTRACTS WITH ANY TWO
  RIDERS, CAEDB PLUS LBR AND
EBR (offered December 20, 1999)
The Guardian Stock Fund(1)
            2002                             77,983      $ 5.18    $    403,922         1.75%          0.84%       -22.25%
            2001                             56,172        6.66         374,253         1.75%          0.24%       -22.81%
            2000                            101,721        8.63         878,040         1.75%          0.08%       -19.85%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
The Guardian VC 500 Index Fund(1)
            2002                              9,307      $ 6.14    $     57,100         1.75%          2.00%       -23.71%
            2001                                727        8.05           5,850         1.75%          1.31%       -13.55%
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
The Guardian VC Asset Allocation
  Fund(1)
            2002                              9,544      $ 7.33    $     69,926         1.75%          1.92%       -21.26%
            2001                              7,118        9.31          66,252         1.75%          1.30%       -10.60%
            2000                                402       10.41           4,189         1.75%          5.42%         1.20%
            1999                                                                          --             --            --
            1998                                 --          --              --           --             --            --
The Guardian VC High Yield Bond
  Fund(1)
            2002                              1,992      $ 9.34    $     18,600         1.75%          7.84%         1.30%
            2001                                 --          --              --           --             --            --
            2000                              3,253        9.22          29,993         1.75%         12.75%        -0.01%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
The Guardian Bond Fund, Inc.(1)
            2002                            104,698      $12.36    $  1,294,269         1.75%          4.38%         7.54%
            2001                             74,874       11.49         860,529         1.75%          6.62%         6.97%
            2000                             81,665       10.74         877,438         1.75%          6.74%         8.20%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
The Guardian Cash Fund, Inc.(1)
            2002                             15,736      $10.57    $    166,255         1.75%          1.17%        -0.47%
            2001                             11,777       10.62         125,073         1.75%          3.59%         1.78%
            2000                             10,164       10.43         106,057         1.75%          5.35%         4.13%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Gabelli Capital Asset Fund(1)
            2002                             30,036      $ 9.14    $    274,553         1.75%          0.25%       -15.81%
            2001                              4,337       10.86          47,082         1.75%          0.59%         0.78%
            2000                                 --       10.77               2         1.75%          0.20%         3.69%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   No contracts with this rider investing in this investment division.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-75
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                             Units     Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                             -----     ----------   ----------       ----------        -----      ---------
CONTRACTS WITH ANY TWO
  RIDERS, CAEDB PLUS LBR AND
  EBR (offered December 20, 1999)

Baillie Gifford International Fund(1)
            2002                              3,248      $ 5.46    $     17,747         1.75%          0.08%       -19.11%
            2001                                518        6.75           3,499         1.75%          0.00%       -21.88%
            2000                                477        8.64           4,121         1.75%          0.00%       -21.38%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Baillie Gifford Emerging Markets Fund(1)
            2002                              2,147      $ 7.48    $     16,055         1.75%          0.55%       -25.20%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
The Guardian Small Cap Stock Fund(1)
            2002                              1,845      $ 7.92    $     14,606         1.75%          0.00%       -16.92%
            2001                                358        9.53           3,412         1.75%          0.00%        -9.43%
            2000                                 87       10.53             920         1.75%          0.00%        -5.09%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Value Line Centurion Fund, Inc.(1)
            2002                              5,029      $ 5.73    $     28,797         1.75%          0.00%       -24.23%
            2001                              1,845        7.56          13,949         1.75%          0.16%       -17.80%
            2000                              1,556        9.20          14,312         1.75%          0.07%       -14.02%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Value Line Strategic Asset Management
  Trust(1)
            2002                            103,819      $ 7.70    $    799,778         1.75%          1.22%       -14.09%
            2001                             89,455        8.96         801,812         1.75%          3.27%       -14.44%
            2000                             57,160       10.48         598,817         1.75%          2.13%         0.15%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
AIM V.I. Capital Appreciation Fund(1)
            2002                             25,928      $ 5.45    $    141,276         1.75%          0.00%       -25.66%
            2001                             16,458        7.33         120,655         1.75%          0.00%       -24.62%
            2000                             10,895        9.73         105,958         1.75%          0.00%       -12.47%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
AIM V.I. Global Utilities Fund(1)
            2002                              1,317      $ 5.31    $      6,988         1.75%          2.75%       -26.86%
            2001                              1,317        7.26           9,557         1.75%          1.44%       -29.14%
            2000                              1,781       10.24          18,246         1.75%          1.58%        -3.98%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
AIM V.I. Government Securities Fund(2)
            2002                             22,261      $11.75    $    261,551         1.75%          2.88%         7.69%
            2001                             10,010       10.91         109,216         1.75%          5.07%         4.56%
            2000                              9,734       10.44         101,575         1.75%          3.23%         4.35%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   No contracts with this rider investing in this investment division.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


----
B-76                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                             Units     Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                             -----     ----------   ----------       ----------        -----      ---------
CONTRACTS WITH ANY TWO
  RIDERS, CAEDB PLUS LBR AND
  EBR (offered December 20, 1999)

AIM V.I. Premier Equity Fund
  (formerly AIM V.I. Value Fund)(1)
            2002                              7,387      $ 5.22    $     38,570         1.75%          0.30%       -31.50%
            2001                              5,782        7.62          44,061         1.75%          0.12%       -14.09%
            2000                              5,736        8.87          50,876         1.75%          0.18%       -16.17%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Alliance Growth & Income Portfolio(6)
            2002                             10,281      $ 7.96    $     81,845         1.75%          0.21%       -20.40%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Alliance Premier Growth Portfolio(6)
            2002                                 70      $ 7.91    $        554         1.75%          0.00%       -20.90%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Alliance Technology Portfolio(3)(6)
            2002                                 --          --              --           --             --            --
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
AllianceBernstein Value Portfolio(6)
            2002                                537      $ 8.47    $      4,551         1.75%          0.01%       -15.30%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Davis Financial Portfolio(1)
            2002                              5,845      $ 9.50    $     55,527         1.75%          0.21%       -18.45%
            2001                                213       11.65           2,481         1.75%          0.04%       -11.77%
            2000                                127       13.20           1,682         1.75%          0.12%        28.69%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Davis Real Estate Portfolio(1)
            2002                              8,307      $14.12    $     117,325        1.75%          4.71%         4.02%
            2001                                421       13.57           5,712         1.75%          4.64%         3.66%
            2000                                386       13.10           5,049         1.75%          2.93%        21.14%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Davis Value Portfolio(1)
            2002                              8,176      $ 8.18    $     66,840         1.75%          0.68%       -17.54%
            2001                                279        9.92           2,769         1.75%          0.44%       -12.09%
            2000                                133       11.28           1,506         1.75%          0.41%         7.37%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   No contracts with this rider investing in this investment division.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-77
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                             Units     Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                             -----     ----------   ----------       ----------        -----      ---------
CONTRACTS WITH ANY TWO
  RIDERS, CAEDB PLUS LBR AND
  EBR (offered December 20, 1999)

Fidelity VIP Contrafund Portfolio Service
  Class(1)
            2002                             24,942      $ 7.48    $    186,532         1.75%          0.67%       -10.99%
            2001                             17,446        8.40         146,602         1.75%          0.65%       -13.89%
            2000                             10,113        9.76          98,687         1.75%          0.26%        -8.37%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Fidelity VIP Equity-Income Portfolio
  Service Class(1)
            2002                             37,323      $ 8.25    $    307,948         1.75%          1.28%       -18.45%
            2001                             29,387       10.12         297,308         1.75%          1.02%        -6.74%
            2000                                271       10.85           2,940         1.75%          1.04%         6.46%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Fidelity VIP Growth Opportunities
  Portfolio Service Class(1)
            2002                              3,432      $ 5.41    $     18,569         1.75%          0.95%       -23.29%
            2001                              6,553        7.05          46,215         1.75%          0.23%       -15.93%
            2000                              6,155        8.39          51,632         1.75%          1.04%       -18.63%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Fidelity VIP Mid Cap Portfolio Service
  Class(1)
            2002                              9,028      $12.35    $    111,522         1.75%          0.74%       -11.49%
            2001                              4,297       13.95          59,951         1.75%          0.00%        -5.05%
            2000                              5,045       14.70          74,136         1.75%          0.00%        32.15%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Franklin Templeton Growth Securities
  Fund Class 2(6)
            2002                              2,677      $ 7.92    $     21,215         1.75%          0.59%       -20.80%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Janus Aspen Aggressive Growth
  Portfolio(1)
            2002                             30,309      $ 3.21    $     97,169         1.75%          0.00%       -29.10%
            2001                             29,928        4.53         135,505         1.75%          0.00%       -40.51%
            2000                             29,117        7.61         221,589         1.75%          8.61%       -33.01%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Janus Aspen Capital Appreciation
  Portfolio(1)
            2002                              2,633      $ 5.65    $     14,878         1.75%          0.54%       -17.16%
            2001                                645        6.82           4,402         1.75%          1.17%       -23.04%
            2000                                350        8.86           3,104         1.75%          1.52%       -19.58%
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   No contracts with this rider investing in this investment division.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


----
B-78                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                            -----      ----------   ----------       ----------        -----      ---------
CONTRACTS WITH ANY TWO
  RIDERS, CAEDB PLUS LBR AND
  EBR (offered December 20, 1999)
Janus Aspen Growth Portfolio(1)
            2002                             28,898      $ 4.79    $    138,546           1.75%          0.00%       -27.86%
            2001                             25,536        6.64         169,546           1.75%          0.07%       -26.05%
            2000                             26,365        8.98         236,706           1.75%          2.98%       -16.01%
            1999                                 --          --              --             --             --            --
            1998                                 --          --              --             --             --            --
Janus Aspen Worldwide Growth
  Portfolio(1)
            2002                             23,450      $ 5.14    $    120,605           1.75%          0.86%       -26.85%
            2001                             21,813        7.03         153,265           1.75%          0.58%       -23.79%
            2000                             18,626        9.22         171,719           1.75%          2.78%       -17.17%
            1999                                 --          --              --             --             --            --
            1998                                 --          --              --             --             --            --
MFS Emerging Growth Series(1)
            2002                              6,181      $ 4.00    $     24,725           1.75%          0.00%       -34.92%
            2001                              5,675        6.15          34,877           1.75%          0.00%       -34.67%
            2000                              4,210        9.41          39,595           1.75%          0.00%       -21.00%
            1999                                 --          --              --             --             --            --
            1998                                 --          --              --             --             --            --
MFS Investors Trust Series (formerly
  MFS Growth With Income Series)(1)
            2002                             24,144      $ 6.55    $    158,173           1.75%          0.54%       -22.36%
            2001                             21,142        8.44         178,357           1.75%          0.49%       -17.42%
            2000                              4,667       10.22          47,678           1.75%          0.44%        -1.87%
            1999                                 --          --              --             --             --            --
            1998                                 --          --              --             --             --            --
MFS New Discovery Series(1)
            2002                             23,718      $ 6.76    $    160,355           1.75%          0.00%       -32.83%
            2001                             15,728       10.06         158,294           1.75%          0.00%        -6.68%
            2000                              1,155       10.78          12,458           1.75%          0.00%        -3.71%
            1999                                 --          --              --             --             --            --
            1998                                 --          --              --             --             --            --
MFS Research Series(1)
            2002                              5,356      $ 5.75    $     30,817           1.75%          0.28%       -25.90%
            2001                              1,599        7.76          12,405           1.75%          0.01%       -22.62%
            2000                              1,611       10.03          16,152           1.75%          0.03%        -6.53%
            1999                                 --          --              --             --             --            --
            1998                                 --          --              --             --             --            --
MFS Total Return Series(1)
            2002                             17,326      $10.59    $    183,498           1.75%          1.45%        -6.83%
            2001                              1,558       11.37          17,710           1.75%          1.63%        -1.50%
            2000                                153       11.54           1,764           1.75%          1.58%        14.03%
            1999                                 --          --              --             --             --            --
            1998                                 --          --              --             --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   No contracts with this rider investing in this investment division.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-79
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                             Units     Unit Value   In whole $       Net Assets        Ratio      Return(4)
                                             -----     ----------   ----------       ----------        -----      ---------
CONTRACTS WITH ANY TWO
  RIDERS, CAEDB PLUS LBR AND
  EBR (offered December 20, 1999)

Prudential Jennison Class II(5)
            2002                              2,575      $ 5.96    $     15,349         1.75%          0.00%       -40.40%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                             --              --           --             --            --
Van Kampen Life Investment Trust
  Growth & Income Portfolio Class II(6)
            2002                              1,772      $ 8.21    $     14,541         1.75%          0.00%       -17.90%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Van Kampen Life Investment Trust
  Government Portfolio Class II(6)
            2002                             11,222      $10.58    $    118,761         1.75%          0.00%         5.80%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --

(1)   Portfolio commenced operations on December 20, 1999.
(2)   Portfolio commenced operations on August 23, 2000.
(3)   No contracts with this rider investing in this investment division.
(4)   Total returns are not annualized for periods less than a year.
(5)   Portfolio commenced operations on May 1, 2001.
(6)   Portfolio commenced operations on May 1, 2002.


----
B-80                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                             Units     Unit Value   In whole $       Net Assets        Ratio      Return(3)
                                             -----     ----------   ----------       ----------        -----      ---------
CAEDB, LBR AND EBR
  (offered May 1, 2002)

The Guardian Stock Fund(1)(2)
            2002                                 --          --              --           --             --            --
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
The Guardian VC 500 Index Fund(1)(2)
            2002                                 --          --              --           --             --            --
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
The Guardian VC Asset Allocation
  Fund(1)(2)
            2002                                 --          --              --           --             --            --
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                                                          --             --            --
            1998                                 --          --              --           --             --            --
The Guardian VC High Yield Bond
  Fund(1)(2)
            2002                                 --          --              --           --             --            --
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
The Guardian Bond Fund, Inc.(1)
            2002                              9,624      $10.69    $    102,925        2.00%          4.38%         6.90%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
The Guardian Cash Fund, Inc.(1)(2)
            2002                                 --          --              --           --             --            --
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Gabelli Capital Asset Fund(1)
            2002                              1,855      $ 8.29    $     15,386         2.00%          0.25%       -17.10%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --

(1)   Portfolio commenced operations on May 1, 2002.
(2)   No contracts with this rider investing in this investment division.
(3)   Total returns are not annualized for periods less than a year.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-81
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                             Units     Unit Value   In whole $       Net Assets        Ratio      Return(3)
                                             -----     ----------   ----------       ----------        -----      ---------
CAEDB, LBR AND EBR
  (offered May 1, 2002)

Baillie Gifford International Fund(1)(2)
            2002                                 --          --              --           --             --            --
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Baillie Gifford Emerging Markets
  Fund(1)
            2002                              1,552      $ 7.88    $     12,235         2.00%          0.55%       -21.20%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
The Guardian Small Cap Stock
  Fund(1)(2)
            2002                                 --          --              --           --             --            --
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Value Line Centurion Fund, Inc.(1)(2)
            2002                                 --          --              --           --             --            --
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Value Line Strategic Asset Management
  Trust(1)
            2002                              6,392      $ 8.80    $     56,279         2.00%          1.22%       -12.00%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
AIM V.I. Capital Appreciation Fund(1)
            2002                                907      $ 7.68    $      6,965         2.00%          0.00%       -23.20%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
AIM V.I. Global Utilities Fund(1)(2)
            2002                                 --          --              --           --             --            --
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
AIM V.I. Government Securities Fund(1)
            2002                              3,295      $10.71    $     35,274         2.00%          2.88%         7.10%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --

(1)   Portfolio commenced operations on May 1, 2002.
(2)   No contracts with this rider investing in this investment division.
(3)   Total returns are not annualized for periods less than a year.


----
B-82                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                             Units     Unit Value   In whole $       Net Assets        Ratio      Return(3)
                                             -----     ----------   ----------       ----------        -----      ---------
CAEDB, LBR AND EBR
  (offered May 1, 2002)
AIM V.I. Premier Equity Fund
  (formerly AIM V.I. Value Fund)(1)(2)
            2002                                 --          --              --           --             --            --
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Alliance Growth & Income Portfolio(1)(2)
            2002                                 --          --              --           --             --            --
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Alliance Premier Growth Portfolio(1)
            2002                              3,998      $ 7.87    $     31,468         2.00%          0.00%       -21.30%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Alliance Technology Portfolio(1)(2)
            2002                                 --          --              --           --             --            --
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
AllianceBernstein Value Portfolio(1)
            2002                              1,601      $ 8.45    $     13,531         2.00%          0.01%       -15.50%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Davis Financial Portfolio(1)
            2002                                430      $ 8.25    $      3,547         2.00%          0.21%       -17.50%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Davis Real Estate Portfolio(1)
            2002                              1,625      $ 9.69    $     15,749         2.00%          4.71%        -3.10%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Davis Value Portfolio(1)
            2002                              2,917      $ 8.40    $     24,507         2.00%          0.68%       -16.00%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --

(1)   Portfolio commenced operations on May 1, 2002.
(2)   No contracts with this rider investing in this investment division.
(3)   Total returns are not annualized for periods less than a year.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-83
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                             Units     Unit Value   In whole $       Net Assets        Ratio      Return(3)
                                             -----     ----------   ----------       ----------        -----      ---------
CAEDB, LBR AND EBR
  (offered May 1, 2002)
Fidelity VIP Contrafund Porfolio Service
  Class(1)(2)
            2002                                 --         --              --           --             --            --
            2001                                 --         --              --           --             --            --
            2000                                 --         --              --           --             --            --
            1999                                 --         --              --           --             --            --
            1998                                 --         --              --           --             --            --
Fidelity VIP Equity-Income Portfolio
  Service Class(1)
            2002                              7,056      $8.01     $    56,493         2.00%          1.28%       -19.90%
            2001                                 --         --              --           --             --            --
            2000                                 --         --              --           --             --            --
            1999                                 --         --              --           --             --            --
            1998                                 --         --              --           --             --            --
Fidelity VIP Growth Opportunities
  Portfolio Service Class(1)
            2002                              1,606      $7.91     $    12,698         2.00%          0.95%       -20.90%
            2001                                 --         --              --           --             --            --
            2000                                 --         --              --           --             --            --
            1999                                 --         --              --           --             --            --
            1998                                 --         --              --           --             --            --
Fidelity VIP Mid Cap Portfolio Service
  Class(1)
            2002                                966      $8.63     $     8,334         2.00%          0.74%       -13.70%
            2001                                 --         --              --           --             --            --
            2000                                 --         --              --           --             --            --
            1999                                 --         --              --           --             --            --
            1998                                 --         --              --           --             --            --
Franklin Templeton Growth Securities
  Fund Class 2(1)(2)
            2002                                 --         --              --           --             --            --
            2001                                 --         --              --           --             --            --
            2000                                 --         --              --           --             --            --
            1999                                 --         --              --           --             --            --
            1998                                 --         --              --           --             --            --
Janus Aspen Aggressive Growth
  Portfolio(1)(2)
            2002                                 --         --              --           --             --            --
            2001                                 --         --              --           --             --            --
            2000                                 --         --              --           --             --            --
            1999                                 --         --              --           --             --            --
            1998                                 --         --              --           --             --            --
Janus Aspen Capital Appreciation
  Portfolio(1)(2)
            2002                                 --         --              --           --             --            --
            2001                                 --         --              --           --             --            --
            2000                                 --         --              --           --             --            --
            1999                                 --         --              --           --             --            --
            1998                                 --         --              --           --             --            --

(1)   Portfolio commenced operations on May 1, 2002.
(2)   No contracts with this rider investing in this investment division.
(3)   Total returns are not annualized for periods less than a year.


----
B-84                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                             Units     Unit Value   In whole $       Net Assets        Ratio      Return(3)
                                             -----     ----------   ----------       ----------        -----      ---------
CAEDB, LBR AND EBR
  (offered May 1, 2002)
Janus Aspen Growth Portfolio(1)(2)
            2002                                 --          --              --           --             --            --
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
Janus Aspen Worldwide Growth
  Portfolio(1)
            2002                                461      $ 7.49    $      3,452         2.00%          0.86%       -25.10%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
MFS Emerging Growth Series(1)(2)
            2002                                 --          --              --           --             --            --
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
MFS Investors Trust Series (formerly
  MFS Growth With Income Series)(1)
            2002                              1,591      $ 7.89    $     12,560         2.00%          0.54%       -21.10%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
MFS New Discovery Series(1)(2)
            2002                                 --          --              --           --             --            --
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
MFS Research Series(1)(2)
            2002                                 --          --              --           --             --            --
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --
MFS Total Return Series(1)(2)
            2002                              2,957      $ 9.13    $     26,990         2.00%          1.45%        -8.70%
            2001                                 --          --              --           --             --            --
            2000                                 --          --              --           --             --            --
            1999                                 --          --              --           --             --            --
            1998                                 --          --              --           --             --            --

(1)   Portfolio commenced operations on May 1, 2002.
(2)   No contracts with this rider investing in this investment division.
(3)   Total returns are not annualized for periods less than a year.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-85
                                                                            ----

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                   Expenses as a    Investment
                                                             Net Assets               % of Avg.       Income       Total
                                            Units      Unit Value   In whole $       Net Assets        Ratio      Return(3)
                                            -----      ----------   ----------       ----------        -----      ---------
CAEDB, LBR AND EBR
  (offered May 1, 2002)
Prudential Jennison Class II(1)(2)
            2002                                 --          --              --           --             --          --
            2001                                 --          --              --           --             --          --
            2000                                 --          --              --           --             --          --
            1999                                 --          --              --           --             --          --
            1998                                 --          --              --           --             --          --
Van Kampen Life Investment Trust
  Growth & Income Portfolio Class II(1)(2)
            2002                                 --          --              --           --             --          --
            2001                                 --          --              --           --             --          --
            2000                                 --          --              --           --             --          --
            1999                                 --          --              --           --             --          --
            1998                                 --          --              --           --             --          --
Van Kampen Life Investment Trust
  Government Portfolio Class II(1)(2)
            2002                              8,109      $10.56    $     85,671         2.00%          0.00%       5.60%
            2001                                 --          --              --           --             --          --
            2000                                 --          --              --           --             --          --
            1999                                 --          --              --           --             --          --
            1998                                 --          --              --           --             --          --

(1)   Portfolio commenced operations on May 1, 2002.
(2)   No contracts with this rider investing in this investment division.
(3)   Total returns are not annualized for periods less than a year.


----
B-86                                                        FINANCIAL STATEMENTS
----

--------------------------------------------------------------------------------
THE GUARDIAN SEPARATE ACCOUNT E
--------------------------------------------------------------------------------

To the Board of Directors of
Guardian Insurance & Annuity Company, Inc.
and the Contractowners of The Guardian Separate Account E

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian VC 500 Index, Guardian VC Asset Allocation, Guardian VC High Yield Bond, Guardian Bond, Guardian Cash, Gabelli Capital Asset, Baillie Gifford International, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Centurion, Value Line Strategic Asset Management, AIM V.I. Capital Appreciation, AIM V.I. Global Utilities, AIM V.I. Government Securities, AIM V.I. Premier Equity (formerly AIM V.I. Value), Alliance Growth & Income, Alliance Premier Growth, Alliance Technology, AllianceBernstein Value, Davis Financial, Davis Real Estate, Davis Value, Fidelity VIP Contrafund Service Class, Fidelity VIP Equity-Income Service Class, Fidelity VIP Growth Opportunities Service Class, Fidelity VIP Mid Cap Service Class, Franklin Templeton Growth Securities Class 2, Janus Aspen Aggressive Growth, Janus Aspen Capital Appreciation, Janus Aspen Growth, Janus Aspen Worldwide Growth, MFS Emerging Growth, MFS Investors Trust (formerly MFS Growth With Income), MFS New Discovery, MFS Research, MFS Total Return, Prudential Jennison Class II, Van Kampen Life Investment Trust Growth & Income Class II and Van Kampen Life Investment Trust Government Class II investment divisions (constituting The Guardian Separate Account E) at December 31, 2002, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying funds owned at December 31, 2002 by correspondence with the transfer agents, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


March 14, 2003


                                                                            ----
FINANCIAL STATEMENTS                                                        B-87
                                                                            ----

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

                                                                     December 31,
                                                                 -------------------
                                                                     2002       2001
                                                                 --------   --------
                                                                     (In millions)
Assets:
Bonds, available for sale at fair
   value (cost $1,021.9 million; $651.1 million, respectively)   $1,062.7   $  663.6
Affiliated mutual funds, at fair value (cost $24.8 million;
   $48.4 million, respectively) ..............................       23.9       51.1
Policy loans .................................................       87.8       92.8
Cash and cash equivalents ....................................      108.6       53.7
Other invested assets ........................................        1.4        1.0
                                                                 --------   --------
Total invested assets ........................................    1,284.4      862.2
                                                                 --------   --------
Deferred policy acquisition costs ............................      319.8      403.0
Deferred software costs ......................................       13.7       19.4
Amounts receivable from reinsurers ...........................       32.4       36.6
Investment income due and accrued ............................       17.7       12.6
Other assets .................................................        5.3        7.5
Federal income taxes recoverable .............................       36.6       20.1
Accounts receivable ..........................................       29.5       25.1
Separate account assets ......................................    7,155.5    8,512.8
                                                                 --------   --------
Total Assets .................................................   $8,894.9   $9,899.3
                                                                 ========   ========

Liabilities:
Future policy benefits and other policyholder liabilities ....   $1,119.3   $  689.1
Due to parent and affiliated mutual funds ....................       47.8       54.3
Deferred federal income taxes, net ...........................       85.1      106.9
Accrued expenses and other liabilities .......................       95.6      102.5
Separate account liabilities .................................    7,094.7    8,450.4
                                                                 --------   --------
Total Liabilities ............................................    8,442.5    9,403.2
                                                                 --------   --------
Stockholder's equity:
Common stock, $125 par value, 20,000 shares authorized,
   issued and outstanding ....................................        2.5        2.5
Additional paid-in capital ...................................      161.9      136.9
Retained earnings ............................................      276.1      353.2
Accumulated other comprehensive income, net of deferred taxes        11.9        3.5
                                                                 --------   --------
Total Stockholder's Equity ...................................      452.4      496.1
                                                                 --------   --------
Total Liabilities & Stockholder's Equity .....................   $8,894.9   $9,899.3
                                                                 ========   ========

See notes to consolidated financial statements.


--------------
100 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                                For the Years Ended December 31,
                                                               ---------------------------------
                                                                  2002         2001         2000
                                                               -------      -------      -------
                                                                         (In millions)
Revenues:
Premiums .................................................     $  12.2      $  13.0      $  10.5
Net investment income ....................................        60.1         48.0         49.1
Net realized losses on investments .......................       (20.7)        (0.1)        (6.3)
Income from brokerage operations .........................        28.3         26.0         45.2
Administrative service fees ..............................       203.0        230.5        255.3
Other (expense) income ...................................        (6.0)         9.2         22.2
                                                               -------      -------      -------
Total revenues ...........................................       276.9        326.6        376.0
                                                               -------      -------      -------
Benefits and expenses

Policyholder benefits ....................................        52.6         58.9         27.1
Amortization of deferred policy acquisition costs ........        78.5         75.7         82.8
Amortization of deferred software costs ..................         8.4          7.0          8.1
Other operating costs and expenses .......................       272.4        247.6        162.6
                                                               -------      -------      -------
Total benefits and expenses ..............................       411.9        389.2        280.6
                                                               -------      -------      -------

(Loss) income before income taxes ........................      (135.0)       (62.6)        95.4

Federal income taxes
Current benefit ..........................................       (31.4)       (10.2)       (12.7)
Deferred (benefit) expense ...............................       (26.5)       (23.8)        24.3
                                                               -------      -------      -------
Total federal income taxes ...............................       (57.9)       (34.0)        11.6
                                                               -------      -------      -------

Net (loss) income ........................................       (77.1)       (28.6)        83.8

Other comprehensive income (loss), net of income tax:
Change in unrealized investment gains (losses), net ......         8.4         (2.8)        (6.9)
                                                               -------      -------      -------

Comprehensive (loss) income ..............................     $ (68.7)     $ (31.4)     $  76.9
                                                               =======      =======      =======

See notes to consolidated financial statements.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 101
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                     For the Years Ended December 31,
                                                     --------------------------------
                                                         2002        2001        2000
                                                     --------    --------    --------
                                                           (In millions)

Common stock at par value, beginning of year .....   $    2.5    $    2.5    $    2.5
                                                     --------    --------    --------
Common stock at par value, end of year ...........        2.5         2.5         2.5
                                                     --------    --------    --------

Capital in excess of par value, beginning of year       136.9       136.9       136.9
Capital contribution .............................       25.0          --          --
                                                     --------    --------    --------
Capital in excess of par value, end of year ......      161.9       136.9       136.9
                                                     --------    --------    --------

Retained earnings, beginning of year .............      353.2       431.7       347.9
Net (loss) income ................................      (77.1)      (28.6)       83.8
Dividends to parent ..............................         --       (49.9)         --
                                                     --------    --------    --------
Retained earnings, end of year ...................      276.1       353.2       431.7
                                                     --------    --------    --------

Accumulated other comprehensive income,
   net of deferred taxes, beginning of year ......        3.5         6.3        13.2
Change in unrealized investment gains (losses),
net of deferred taxes ............................        8.4        (2.8)       (6.9)
                                                     --------    --------    --------
Accumulated other comprehensive income,
   net of deferred taxes, end of year ............       11.9         3.5         6.3
                                                     --------    --------    --------

Total stockholder's equity, end of year ..........   $  452.4    $  496.1    $  577.4
                                                     ========    ========    ========

See notes to consolidated financial statements.


--------------
102 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   For the Years Ended December 31,
                                                                   --------------------------------
                                                                       2002        2001        2000
                                                                   --------    --------    --------
                                                                         (In millions)
Operating activities
   Net (loss) income ...........................................   $  (77.1)   $  (28.6)   $   83.8
Adjustments to reconcile net (loss) income to net
  cash used in operating activities:
   Changes in
      Deferred policy acquisition costs ........................       83.2        19.7       (65.2)
      Deferred software costs ..................................        5.7        12.7       (20.5)
      Amounts receivable from reinsurers .......................        4.2        21.5       (11.6)
      Investment income due and accrued ........................       (5.1)       (3.1)        0.4
      Other assets .............................................        2.2         0.4         0.6
      Federal income taxes recoverable .........................      (16.5)       (8.2)      (11.9)
      Accounts receivable ......................................       (4.4)        8.8         1.3
      Separate accounts, net ...................................        1.6        (3.0)       (1.2)
      Future policy benefits and policyholder liabilities ......      (24.4)      (25.8)      (76.7)
      Payable to parent and affiliated mutual funds ............       (6.5)       (3.1)       16.8
      Current income taxes payable .............................         --          --       (18.2)
      Deferred income taxes payable ............................      (21.8)      (19.3)       23.4
      Accrued expenses and other liabilities ...................       (6.9)      (25.2)       17.7
      Net realized losses on investments .......................       20.7         0.1         6.3
      Other, net ...............................................        3.4        (3.7)        1.8
                                                                   --------    --------    --------
         Net cash used in operating activities .................      (41.7)      (56.8)      (53.2)
                                                                   --------    --------    --------
Investment activities
   Proceeds from investments sold
      Bonds ....................................................      172.9       461.5       352.5
      Affiliated mutual funds ..................................       14.4        23.4          --
      Redemption of seed investments ...........................         --        32.8          --
      Other items, net .........................................         --          --         3.2
   Investments purchased
      Bonds ....................................................     (567.1)     (583.0)     (319.5)
      Affiliated mutual funds ..................................       (4.2)      (10.0)      (21.9)
      Other items, net .........................................       (0.4)       (1.0)         --
                                                                   --------    --------    --------
         Net cash (used in) provided by investing activities ...     (384.4)      (76.3)       14.3
                                                                   --------    --------    --------
Financing activities
   Additions to policyholder contract deposits .................      541.0       245.9       134.9
   Withdrawals from policyholder contract deposits .............      (86.4)      (72.5)      (64.6)
   Capital contribution ........................................       25.0          --          --
   Dividends to parent .........................................         --       (49.9)      (26.7)
   Other items .................................................        1.4        (5.0)         --
                                                                   --------    --------    --------
         Net cash provided by financing activities .............      481.0       118.5        43.6
                                                                   --------    --------    --------
Increase (decrease) in cash ....................................       54.9       (14.6)        4.7
Cash and cash equivalents, at beginning of year ................       53.7        68.3        63.6
                                                                   --------    --------    --------
Cash and cash equivalents, at end of year ......................   $  108.6    $   53.7    $   68.3
                                                                   ========    ========    ========
Supplemental disclosure:
   Federal income taxes (recovered) paid .......................   $  (15.6)   $   (1.9)   $   19.9
                                                                   ========    ========    ========

See notes to consolidated financial statements.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 103
                                                                  --------------

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 2002

NOTE 1 -- ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLC (PAS) or other broker dealer firms that have entered into sales agreements with GIAC. The Company's general agency distribution system is used for the sale of other products and policies. In October of 2002, the Company and The Guardian discontinued selling new Group Pension business but will continue servicing existing planholders.

      PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (GIS) formerly Guardian Investor Service Corporation (GISC). GISC has officially converted from a New York corporation to a limited liability company (LLC) organized in the State of Delaware. Effective December 19, 2001, GISC's new name is Guardian Investor Service LLC (GIS).

      GIS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GIS is the distributor and underwriter for GIAC's variable products, and is the investment advisor to certain mutual funds sponsored by GIAC, which are investment options for the variable products.

      The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a company -- Guardian Baillie Gifford Ltd. (GBG) -- that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company has established seventeen insurance separate accounts primarily to support the variable annuity and life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefit plans of The Guardian.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation: The Company's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany balances and transactions have been eliminated.

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

      Investments:

      Bonds are classified as available for sale and carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated other comprehensive income." The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: length of time and extent that a security has been in an unrealized loss position; the existence of an event that would impair the issuer's future earnings potential; the near term prospects for recovery of the market value of


--------------
104 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

a security; and the intent and ability of the Company to hold the security until the market value recovers. Other-than-temporary declines in the fair value of investments in bonds are recorded in "Net realized capital losses on investments"

      Affiliated mutual funds are classified as available for sale and carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated other comprehensive income." Other-than-temporary declines in the fair value of investments in affiliated mutual funds are recorded in "Net realized capital losses on investments."

      Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

      Cash and cash equivalents include cash on hand and highly liquid debt instruments purchased with an original maturity of six months or less.

      Securities purchased under agreements to resell and securities sold under agreements to repurchase -- The Company has entered into securities lending arrangements whereby certain securities are loaned, primarily with major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities.

      Net investment income: Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retroactively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made. Net investment income is reduced by investment management expenses and costs associated with securities lending.

      Net realized losses on investmentss: Net realized losses on investmentss are computed using the specific identification method. Costs of bonds and stocks are adjusted for impairments considered other-than-temporary. Provisions for losses on investments are included in "Net realized losses on investments." Changes in the fair value of embedded derivatives related to convertible debt securities are included in "net realized losses on investments."

      Deferred software costs: Deferred software costs include the costs of computer software developed or obtained for internal use, which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. Capitalized internal use software is amortized on a straight-line basis over the estimated useful life of the software, not to exceed four years.

      Deferred policy acquisition costs: Deferred policy acquisition costs are costs of acquiring new or renewal business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new or renewal business, and are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income."

      For investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

      For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the estimated life of the policy.

      Separate account assets and liabilities: Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain separate account products amounts. The investment results of separate


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 105
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

accounts are reflected in separate account liabilities. The amounts provided by the Company to establish separate account investment portfolios (seed money) are not included in separate account liabilities. During 2001, GIAC redeemed all seed money from the separate accounts in the amount of $32.8 million.

      Pursuant to an agreement with the New York State Insurance Department, the Company maintains assets in each of its separate accounts for the mortality risk associated with contracts in the annuity payout phase. Such accounts are referred to as the Annuity Mortality Fluctuation Fund (AMFF), and are in the cash subdivisions of the separate accounts. The AMFF balance was $56.3 million and $58.9 million at December 31, 2002 and 2001.

      Future policy benefits and other policyholder liabilities: The methods and assumptions used to establish the Company's reserve for future policy benefits and other policyholder liabilities are disclosed in Note 5.

      Insurance revenue and expense recognition: Insurance revenue and expenses consist of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Revenues for variable life and for individual and group variable annuity products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Certain annuity contracts provide the holder a guarantee that the benefit received upon death will be no less than a minimum prescribed amount that is based upon net deposits to the contract, or the highest historical account value on a contract anniversary. The Company bears the risk that protracted under-performance of the financial markets could result in GMDB benefits being higher than what accumulated policyholder account balances would support. At December 31, 2002 and 2001, the Company maintained reserves of $12.7 million and $11.2 million, respectively, representing the Company's estimate of the extent to which guaranteed minimum death benefits exceed the accumulated policyholder account balances. The determination of this liability is based on models, which involve numerous estimates, and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rate and mortality experience.

      Federal income taxes: The provision for federal income taxes is based on income currently taxable, as well as deferred taxes on income earned. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and the income tax basis of assets and liabilities using enacted tax laws.

      Recent accounting pronouncements: In August 2001, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 144 (SFAS No. 144), "Accounting for the Impairment or Disposal of Long-Lived Assets." SFAS No. 144 eliminated the requirement that discontinued operations be measured at net realizable value or that entities include losses that have not yet occurred. SFAS No. 144 eliminated the requirement of consolidation for a subsidiary for which control is likely to be temporary. SFAS No. 144 requires that long-lived assets that are to be disposed of by sale be measured at the lower of book value or fair value less cost to sell. An impairment for assets that are not to be disposed of is recognized only if the carrying amounts of long-lived assets are not recoverable and exceed their fair values. Additionally, SFAS No. 144 expands the scope of discontinued operations to include all components of an entity with operations and cash flows that (1) can be distinguished from the rest of the entity and (2) will be eliminated from the ongoing operations of the entity in a disposal transaction. SFAS No. 144 is effective for financial statements issued for fiscal years beginning after December 15, 2001 and, generally, its provisions are to be applied prospectively. The Company has adopted SFAS No. 144 prospectively as of January 1, 2002. The implementation of SFAS 144 had no material impact on the Company.


--------------
106 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

      In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities." SFAS No. 146 provides guidance related to accounting for costs associated with disposal activities covered by SFAS No. 144 or with exit or restructuring activities previously covered by Emerging Issues Task Force No. 94-3, "Liability Recognition for Certain Costs Incurred in a Restructuring." SFAS No. 146 requires that costs related to exiting an activity or to a restructuring not be recognized until the liability is incurred. The Company will adopt SFAS No. 146 prospectively for exit or disposal activities initiated after December 31, 2002.

      Reclassifications: Certain amounts in prior years have been reclassified to conform to the current year presentation.

NOTE 3 -- INVESTMENTS

      Securities: Market values of bonds and affiliated mutual funds are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, management estimates fair value by using adjusted market prices for like securities.

      The cost and estimated fair values of investments by major investment category as of December 31, 2002 and 2001 are as follows:

                                                                  December 31, 2002
                                                                     (In millions)
                                                 ------------------------------------------------------
                                                                          Gross               Estimated
                                                   Amortized           Unrealized                  Fair
                                                        Cost         Gains      (Losses)          Value
                                                 -----------   -----------   -----------    -----------
U.S. government ..............................   $       4.0   $       0.6   $        --    $       4.6
All other government .........................          11.6           0.7            --           12.3
States, territories, and possessions .........            --            --            --             --
Political subdivisions of states, territories,
   and possessions ...........................           2.0           0.1            --            2.1
Special revenue ..............................          20.7           1.0            --           21.7
Public utilities .............................         107.0           3.8          (1.2)         109.6
Industrial and miscellaneous .................         876.6          42.1          (6.3)         912.4
                                                 -----------   -----------   -----------    -----------
Total Bonds ..................................   $   1,021.9   $      48.3   $      (7.5)   $   1,062.7
                                                 ===========   ===========   ===========    ===========
Affiliated mutual funds ......................   $      24.8   $       2.3   $      (3.2)   $      23.9
                                                 ===========   ===========   ===========    ===========

                                                                  December 31, 2001
                                                                     (In millions)
                                                 ------------------------------------------------------
                                                                          Gross               Estimated
                                                   Amortized           Unrealized                  Fair
                                                        Cost         Gains      (Losses)          Value
                                                 -----------   -----------   -----------    -----------
U.S. government ..............................   $       4.4   $       0.5   $        --    $       4.9
All other government .........................           2.5           0.1            --            2.6
States, territories, and possessions .........           0.3            --            --            0.3
Political subdivisions of states, territories,
   and possessions ...........................           5.0           0.2            --            5.2
Special revenue ..............................          32.5           0.7            --           33.2
Public utilities .............................          49.4           0.8          (0.4)          49.8
Industrial and miscellaneous .................         557.0          16.3          (5.7)         567.6
                                                 -----------   -----------   -----------    -----------
Total Bonds ..................................   $     651.1   $      18.6   $      (6.1)   $     663.6
                                                 ===========   ===========   ===========    ===========
Affiliated mutual funds ......................   $      48.4   $       4.8   $      (2.1)   $      51.1
                                                 ===========   ===========   ===========    ===========


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 107
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

      The amortized cost and estimated fair value of bonds as of December 31, 2002 and 2001 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

                                                                          December 31, 2002
                                                                            (In millions)
                                                                      -------------------------
                                                                                      Estimated
                                                                        Amortized          Fair
                                                                             Cost         Value
                                                                      -----------   -----------
Due in one year or less ...........................................   $      60.0   $      60.5
Due after one year through five years .............................         661.9         688.4
Due after five years through ten years ............................         215.8         225.2
Due after ten years ...............................................          31.9          33.7
Sinking fund bonds, mortgage securities and asset backed securities          52.3          54.9
                                                                      -----------   -----------
Total .............................................................   $   1,021.9   $   1,062.7
                                                                      ===========   ===========

                                                                          December 31, 2001
                                                                            (In millions)
                                                                      -------------------------
                                                                                      Estimated
                                                                        Amortized          Fair
                                                                             Cost         Value
                                                                      -----------   -----------
Due in one year or less ...........................................   $      79.4   $      80.9
Due after one year through five years .............................         362.3         372.7
Due after five years through ten years ............................         112.7         113.6
Due after ten years ...............................................          29.2          27.9
Sinking fund bonds, mortgage securities and asset backed securities          67.5          68.5
                                                                      -----------   -----------
Total .............................................................   $     651.1   $     663.6
                                                                      ===========   ===========

      Proceeds from sales of investments in bonds amounted to $172.9 million, $461.5 million and $352.5 million in 2002, 2001 and 2000, respectively. Gross gains of $2.3 million, $1.6 million and $1.4 million and gross losses of $5.8 million, $1.2 million and $4.4 million were realized on sales of bonds in 2002, 2001 and 2000, respectively.

      Proceeds from sales of investments in affiliated mutual funds amounted to $ 14.4 million, $23.4 million and $0 million in 2002, 2001 and 2000, respectively. Gross gains of $0.0 million, $5.2 million and $0.0 million and gross losses of $0.0 million, $0.0 million and $0.2 million were realized on sales of affiliated mutual funds in 2002, 2001 and 2000, respectively.

      Special Deposits: Assets of $4.1 million, $4.0 million and $3.9 million at December 31, 2002, 2001 and 2000, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in "Bonds" in the consolidated balance sheets.


--------------
108 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

      Investment Income and Investment Gains and Losses: The major categories of net investment income are summarized as follows:

                                               For the Years Ended December 31,
                                                         (In millions)
                                               --------------------------------
                                                   2002        2001        2000
                                               --------    --------    --------
Bonds .......................................  $   54.3    $   39.9    $   36.7
Affiliated mutual funds .....................       1.5         3.0         6.2
Mortgage loans ..............................       0.1          --          --
Policy loans ................................       4.5         4.6         4.0
Cash and cash equivalents ...................       1.2         2.0         3.8
Other .......................................       0.1          --          --
                                               --------    --------    --------
Gross investment income .....................      61.7        49.5        50.7
Less:  Investment expenses ..................      (1.6)       (1.5)       (1.6)
                                               --------    --------    --------
Net investment income .......................  $   60.1    $   48.0    $   49.1
                                               ========    ========    ========

Net realized (losses) gains on investments were from the following sources:

                                               For the Years Ended December 31,
                                                         (In millions)
                                               --------------------------------
                                                   2002        2001        2000
                                               --------    --------    --------
Bonds ........................................ $  (20.4)   $   (1.6)   $   (6.0)
Affiliated mutual funds ......................       --         5.2        (0.2)
Separate account seed money ..................       --        (3.6)         --
Other ........................................     (0.3)       (0.1)       (0.1)
                                               --------    --------    --------
Net realized losses on investments ........... $  (20.7)   $   (0.1)   $   (6.3)
                                               ========    ========    ========

      Realized losses included $16.9 million, $5.0 million and $0.0 million for the years ended December 31, 2002, 2001 and 2000, respectively, of pre-tax valuation adjustments for declines in fair value of investments that were considered to be other-than-temporary.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 109
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

      Accumulated other comprehensive (loss) income consists of net unrealized investment (losses) gains on securities available for sale. Changes in this amount include reclassification adjustments to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been a component of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, are as follows:

                                                                   December 31,
                                                                  (In millions)
                                                       -----------------------------------
                                                            2002         2001         2000
                                                       ---------    ---------    ---------
Balance, beginning of year, net of tax .............   $     3.5    $     6.3    $    13.2
Changes in net unrealized investment gains
   (losses) attributable to:
      Investments arising during the period ........        28.1         12.9        (11.3)
      Reclassification adjustment for (losses) gains
         included in net income ....................        (0.8)        (4.5)         3.1
                                                       ---------    ---------    ---------
Changes in net unrealized investment gains
   (losses), net of adjustment .....................        27.3          8.4         (8.2)
Impact of net unrealized investment gains
   (losses) on:
      Deferred federal income tax ..................        (4.9)        (4.5)         1.3
      Deferred policy acquisition costs ............       (14.0)        (6.7)          --
                                                       ---------    ---------    ---------
Change in unrealized investment gains (losses),
   net of tax ......................................         8.4         (2.8)        (6.9)
                                                       ---------    ---------    ---------
Balance, end of year, net of tax ...................   $    11.9    $     3.5    $     6.3
                                                       =========    =========    =========

NOTE 4 -- DEFERRED POLICY ACQUISITION COSTS

      The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, 2002, 2001 and 2000 are summarized as follows:

                                                                   December 31,
                                                                  (In millions)
                                                       -----------------------------------
                                                            2002         2001         2000
                                                       ---------    ---------    ---------
Balance, beginning of year .........................   $   403.0    $   422.7    $   357.5
Capitalization of deferrable expenses ..............        81.5         31.5        131.7
Amortization .......................................      (180.3)       (76.7)       (94.6)
Change in unrealized investment losses, net ........       (14.0)        (6.7)          --
Interest on DAC ....................................        29.6         32.2         28.1
                                                       ---------    ---------    ---------
Balance, end of year ...............................   $   319.8    $   403.0    $   422.7
                                                       =========    =========    =========

      During 2002, the Company recorded $101.8 million of additional amortization reflecting lower estimates of expected profitability on certain variable annuity and life products due to decreased market returns and declines in asset value on which fees are based.


--------------
110 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

NOTE 5 -- POLICYHOLDERS' LIABILITIES

      The balances of future policy benefits and policyholders' account balances for the years ended December 31, 2002 and 2001 are summarized as follows:

                                                             December 31,
                                                             (In millions)
                                                       -------------------------
                                                             2002           2001
                                                       ----------     ----------
Future Policy Benefits
   General Account
      Life insurance .............................     $     18.2     $     19.5
      Annuities ..................................           51.3           41.8
                                                       ----------     ----------
      Future Policy Benefits .....................           69.5           61.3
                                                       ----------     ----------

Policyholders' Account Balances
   General Account
      Individual annuities .......................          863.8          465.9
      Group annuities ............................           99.1           71.0
      Variable Life ..............................           86.9           90.9
   Separate Account
      Individual annuities .......................        3,744.8        4,909.2
      Group annuities ............................        2,922.3        3,039.9
      Variable Life ..............................          427.6          501.3
                                                       ----------     ----------
      Policyholders' Account Balances ............        8,144.5        9,078.2
                                                       ----------     ----------
Total Policyholder Liabilities ...................     $  8,214.0     $  9,139.5
                                                       ==========     ==========
Total General Account Liabilities ................     $  1,119.3     $    689.1
                                                       ==========     ==========
Total Separate Account Liabilities ...............     $  7,094.7     $  8,450.4
                                                       ==========     ==========

      The following table highlights the key assumptions generally utilized in calculating liabilities for future policy benefits:

Product                       Mortality                        Interest Rate     Estimation Method
-----------------------------------------------------------------------------------------------------------------
Life insurance                Based on Company's               4.00%             Present value of future benefit
                              experience, established                            payments and related expenses,
                              at issue                                           less the present value of future
                                                                                 net premiums

Individual, deferred and      SA, 1971, 1983a, A2000           4.00%             Present value of expected future
immediate annuities.          mortality tables with certain                      payments based on historical
                              modifications                                      experience

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. The carrying value approximates fair value.

      Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses and to recover any unamortized policy acquisition costs. The Company had no premium deficiency reserves as of December 31, 2002 and 2001.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 111
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

      Certain contract provisions that determine the policyholder account balances are as follows:

                            Credited Fixed
     Product                Interest Rates        Withdrawal/Surrender Charges
--------------------------------------------------------------------------------------------
Individual annuities        3.30% to 6.00%        Declining to zero over 4 to 7 years.

Group annuities             3.90% to 4.75%        Contractually agreed upon rates, declining
                                                  to zero over a maximum of 9 years.

Variable life               4.00% to 5.00%        Declining to zero over 10 to 15 years.

NOTE 6 -- REINSURANCE

      The Company has entered into cession agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceding reinsurance is used by the Company to limit its risk from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period.

      The Company has ceded coinsurance and modified coinsurance agreements with affiliated companies. Under these agreements, included in the consolidated statements of income and comprehensive income are $96.5 million, $103.4 million and $104.9 million of ceded premiums at December 31, 2002, 2001 and 2000, respectively.

      During 2000, the Company terminated a reinsurance ceded treaty with an unaffiliated reinsurer. The impact to earnings recognized in 2000 amounted to a loss of $0.2 million.

      During 2000, the Company terminated reinsurance assumed treaties with affiliated and unaffiliated reinsurers. The impact to earnings recognized in 2000 amounted to a gain of $1.4 million with the affiliated reinsurer and a gain of $0.3 million with the unaffiliated reinsurer.

      During 2001, the Company revised its estimate used in calculating DAC on intercompany reinsurance with affiliates. The result of this change in estimate is a charge to earnings of $45.0 million in 2001, which was reported as "Other operating costs and expenses" in the consolidated statements of income and comprehensive income.


--------------
112 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

NOTE 7 -- FEDERAL INCOME TAXES

      The Company is included in the consolidated federal income tax return of The Guardian. The consolidated income tax liability is allocated among the members of the group according to a tax sharing agreement. In accordance with this tax sharing agreement, each member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses utilizable by the consolidated group. Estimated payments are made between the members of the group during the year.

      The income tax expense is different from the amount computed using the statutory federal tax rate of 35% for the following reasons:

                                               For the Years Ended December 31,
                                                         (In millions)
                                              ----------------------------------
                                                   2002        2001        2000
                                              ---------   ---------   ---------
Expected taxes on pre-tax (loss) income ..    $   (47.3)  $   (21.9)  $    33.4
Permanent adjustments:
   Dividends received deduction on
      separate accounts ..................         (9.9)        1.0       (25.1)
   Overpayment of prior years in 2001 ....         --          (6.9)        2.7
   True-up of tax basis reserves .........         --          (5.3)       (0.6)
   True-up of deferred tax on bonds ......         --          (1.5)       --
   Write-off of software .................         --           1.5        --
   Foreign tax credit ....................         --          (0.2)       (0.3)
   Other .................................         (0.7)       (0.7)        1.5
                                              ---------   ---------   ---------
Total tax (benefit) expense ..............    $   (57.9)  $   (34.0)  $    11.6
                                              =========   =========   =========

      The tax effect of temporary differences which give rise to deferred federal income tax assets and liabilities as of December 31, 2002 and 2001, are as follows:

                                                              December 31,
                                                             (In millions)
                                                       -------------------------
                                                            2002            2001
                                                       ---------       ---------
Deferred tax assets:
Separate account allowances ....................       $    27.6       $    29.8
DAC Proxy ......................................            19.1            17.7
Other ..........................................             2.0             2.0
                                                       ---------       ---------
Total deferred tax assets ......................            48.7            49.5
                                                       ---------       ---------
Deferred tax liabilities:
Deferred acquisition costs .....................           111.9           141.0
Capitalized software costs .....................             4.4             6.3
Reserves .......................................             7.8             4.6
Investments ....................................             9.7             4.5
                                                       ---------       ---------
Total deferred tax liabilities .................           133.8           156.4
                                                       ---------       ---------
Net deferred tax liability .....................       $    85.1       $   106.9
                                                       =========       =========

      Management has concluded that the deferred income tax assets are more likely than not to be realized, therefore, no valuation allowance has been provided.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 113
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

NOTE 8 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

      The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values (for all other financial instruments presented in the table below, the carrying value approximates estimated fair value).

      Bonds and affiliated mutual funds: For bonds and affiliated mutual funds other than private placements, estimated fair value is based on quoted market prices or estimates from independent services. Fair value for private placements securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

      Future policy benefits and policyholders' account balances: Future policy benefits estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. Carrying value approximates fair value.

      The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2002 and 2001 are as follows (in millions):

                                              December 31, 2002            December 31, 2001
                                          -------------------------    -------------------------
                                           Carrying       Estimated     Carrying       Estimated
                                            Amount       Fair Value      Amount       Fair Value
                                          ---------      ----------    ---------      ----------
Financial assets:
Bonds, available for sale ...........     $ 1,062.7      $  1,062.7    $   663.6      $    663.6
Affiliated mutual funds .............          23.9            23.9         51.1            51.1
Policy loans ........................          87.8            87.8         92.8            92.8
Cash and cash equivalents ...........         108.6           108.6         53.7            53.7
Separate account assets .............       7,155.5         7,155.5      8,512.8         8,512.8

Financial liabilities:
Future policy benefits ..............          69.5            69.5         61.3            61.3
Policyholders' account balances .....       8,144.5         8,144.5      9,078.2         9,078.2

NOTE 9 -- RELATED PARTY TRANSACTIONS

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $169.0 million in 2002, $188.2 million in 2001 and $192.8 million in 2000, and, in the opinion of management, were considered appropriate for the services rendered.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund.


--------------
114 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

      The separate account assets invested in affiliated mutual funds as of December 31, 2002 and 2001 are as follows (in millions):

                                                               December 31,
                                                          ----------------------
                                                                2002        2001
                                                          ----------  ----------
The Guardian Stock Fund ..............................    $  1,360.4  $  2,054.5
The Guardian VC 500 Index Fund .......................          33.8        31.2
The Guardian VC Allocation Fund ......................          14.3        19.5
The Guardian High Yield Bond Fund ....................          11.7         7.2
The Guardian Bond Fund ...............................         429.2       352.4
The Guardian Cash Fund ...............................         492.7       515.2
The Baillie Gifford International Fund ...............         163.8       234.4
The Baillie Gifford Emerging Markets Fund ............          33.2        35.3
The Guardian Small Cap Stock Fund ....................         124.7       136.6
The Guardian Park Avenue Fund ........................         239.9       350.1
The Guardian Park Avenue Small Cap Fund ..............          49.3        50.5
The Guardian Asset Allocation Fund ...................          32.3        43.1
The Guardian Baillie Gifford International Fund ......           9.2        10.6
The Guardian Baillie Gifford Emerging Markets Fund ...          17.1        10.4
The Guardian Investment Quality Bond Fund ............          69.7        33.0
The Guardian High Yield Bond Fund ....................           4.5         3.2
The Guardian Cash Management Fund ....................         340.5       276.4
                                                          ----------  ----------
                                                          $  3,426.3  $  4,163.6
                                                          ==========  ==========

      The Company maintains investments in affiliated mutual funds. These investments as of December 31, 2002 and 2001 are as follows (in millions):

                                                               December 31,
                                                          ----------------------
                                                                2002        2001
                                                          ----------  ----------
The Guardian Park Avenue Fund ........................    $      0.1  $      0.1
The Guardian Park Avenue Small Cap Fund ..............           1.8         2.2
The Guardian Small Cap Stock Fund ....................          11.9        14.1
The Guardian Asset Allocation Fund ...................           2.0         2.5
The Guardian Baillie Gifford International Fund ......           1.3         1.7
The Guardian Baillie Gifford Emerging Markets Fund ...           1.1         1.2
The Guardian Investment Quality Bond Fund ............           2.1         1.9
The Guardian High Yield Bond Fund ....................           1.5         1.5
The Guardian Cash Management Fund ....................           2.1        25.9
                                                          ----------  ----------
                                                          $     23.9   $    51.1
                                                          ==========   =========


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 115
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

NOTE 10 -- STATUTORY EQUITY AND INCOME

      Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits reserves using different actuarial and interest assumptions, limiting deferred taxes, and valuing securities on a different basis.

      The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities:

                                                          For the Years Ended December 31,
                                                                    (In millions)
                                                         -----------------------------------
                                                              2002         2001         2000
                                                         ---------    ---------    ---------
Consolidated GAAP net (loss) income ..................   $   (77.1)   $   (28.6)   $    83.8
Adjustments to reconcile to statutory basis:
   Statutory net income of subsidiaries ..............         8.1          9.6          8.9
   Change in deferred policy acquisition costs .......        71.6          9.6        (65.2)
   Change in deferred software costs .................         2.7          8.0        (16.1)
   Deferred premiums .................................        (0.1)        (4.7)        (0.1)
   Re-estimation of future policy benefits ...........       (13.4)        22.3         11.1
   Reinsurance .......................................        (3.8)        (3.8)        (4.0)
   Deferred federal income tax (benefits) expense ....       (24.8)       (19.6)        23.2
   Amortization of interest maintenance reserve ......        (0.5)          --         (0.3)
   Transfer to interest maintenance reserve ..........         3.3         (0.2)         1.6
   Other, net ........................................        (5.6)         1.1          7.6
                                                         ---------    ---------    ---------
Statutory net (loss) income ..........................   $   (39.6)   $    (6.3)   $    50.5
                                                         =========    =========    =========

     The following reconciles the consolidated GAAP stockholder's equity of the Company to statutory capital and surplus as reported to the regulatory authorities:

                                                                     December 31,
                                                                    (In millions)
                                                         -----------------------------------
                                                              2002         2001         2000
                                                         ---------    ---------    ---------
Consolidated GAAP stockholder's equity ...............   $   452.4    $   496.1    $   577.4
Add (deduct) cumulative effect of adjustments:
   Deferred policy acquisition costs .................      (319.8)      (403.0)      (422.7)
   Deferred software costs ...........................       (13.7)       (19.4)       (32.1)
   Elimination of asset valuation reserve ............          --         (5.2)       (21.7)
   Re-estimation of future policy benefits ...........       (57.0)       (49.1)       (60.1)
   Establishment of deferred income tax liability, net        85.1        106.9        126.2
   Unrealized gains on investments ...................       (45.0)       (15.4)         6.5
   Separate account allowances .......................        71.8         77.3         52.7
   Other liabilities .................................        22.6         23.5         32.9
   Deferred premiums .................................         3.0          2.7          8.1
   Other, net ........................................        10.7          6.4          8.4
                                                         ---------    ---------    ---------
Statutory capital and surplus ........................   $   210.1    $   220.8    $   275.6
                                                         =========    =========    =========


--------------
116 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.

      In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


                                        /s/ PricewaterhouseCoopers LLP

February 26, 2003

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

     (a)  The following financial statements have been included in Part B:(6)
          (1)  The Guardian Separate Account E:

               Statement of Assets and Liabilities as of December 31, 2002 Statement of Operations for the Year Ended December 31, 2002 Statements of Changes in Net Assets for the Year Ended December 31, 2002 and 2001

               Notes to Financial Statements
               Report of Independent Accountants

          (2)  The Guardian Insurance & Annuity Company, Inc.:

               Consolidated Balance Sheets as of December 31, 2002 and 2001 Consolidated Statements of Income and Comprehensive Income Operations for the Year Ended December 31, 2002, 2001 and 2000 Consolidated Statements of Changes in Stockholder's Equity for the Year Ended December 31, 2002, 2001 and 2000
               Consolidated Statements of Cash Flow for the Year
               Ended December 31, 2002, 2001 and 2000

               Notes to Consolidated Financial Statements
               Report of Independent Accountants

     (b)      Exhibits
              Number            Description
              ------            -----------

              1                 Resolutions of the Board of Directors of The
                                Guardian Insurance & Annuity Company, Inc.
                                establishing Separate Account E(1)
              2                 Not Applicable
              3                 Underwriting and Distribution Contracts:
                                (a) Distribution and Service Agreement
                                      between The Guardian Insurance &
                                      Annuity Company, Inc. and Guardian
                                      Investor Services Corporation, as
                                      amended(1)
                                (b) Form of Broker-Dealer Supervisory and
                                      Service Agreement(2)
              4                 Specimen of Variable Annuity Contract, as
                                amended(1)
                                (a) Additional Payout Option -- Variable
                                      Payments to Age 100(5)
                                (b) Earnings Benefit Rider(5)
              5                 Form of Application for Variable Annuity
                                Contract(2)
              6                 (a) Certificate of Incorporation of The
                                      Guardian Insurance & Annuity Company,
                                      Inc., as amended(1)(4)
                                (b) By-laws of The Guardian Insurance &
                                      Annuity Company, Inc.(1)
              7                 Not Applicable
              8                 Amended and Restated Agreement for Services
                                and Reimbursement Therefor, between The
                                Guardian Life Insurance Company of America
                                and The Guardian Insurance & Annuity
                                Company, Inc.(2)
              9                 Opinion and Consent of Counsel(1)

              10                Consent of PricewaterhouseCoopers LLP.(7)

              11                Not Applicable
              12                Not Applicable
              13                (a) Powers of Attorney executed by a
                                      majority of the Board of Directors and
                                      certain principal officers of The
                                      Guardian Insurance & Annuity Company,
                                      Inc.(3)(4)(6)
                                (b) Schedule for Computation of Performance
                                      Quotations(2)
----------
(1) Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as initially filed on February 18, 1997.
(2) Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as previously filed on August 1, 1997.
(3) Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as previously filed on April 14, 2000. Powers of Attorney for Messrs. Sargent, Ferrara, Jones, Kane, Dutter, Futia, Hutchings and Warren.
(4)   Incorporated by reference to the Registration Statement on Form N-4,
      (Reg. no. 333-21975), as previously filed on April 25th, 2001. Powers of Attorney for Messrs. dePalo and Manning.


(5) Incorporated by reference to Registration Statement on Form N-4 (Reg. no. 333-21975), as previously filed on August 27, 2001.
(6) Incorporated by reference to Registration Statement on Form N-4, (Reg. no. 333-21975), as previously filed on April 30, 2002. Powers of Attorney for Messrs. Caruso and Lenderink.
(7)   Filed herewith.

Item 25.          Directors and Officers of the Depositor

      The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

              Name                      Positions with GIAC
              ----                      -------------------

              Dennis J. Manning         Chairman, Chief Executive Officer
                                          and Director

              Edward K. Kane            Executive Vice President and Director


              Bruce C. Long             President and Director

              Armand M. dePalo          Director

              Gary B. Lenderink         Director

              Joseph A. Caruso          Senior Vice President, Corporate
                                          Secretary and Director

              Charles G. Fisher         Vice President and Actuary
              Frank L. Pepe             Vice President and Controller
              Richard T. Potter, Jr.    Vice President and Counsel

              Dennis P. Mosticchio      Vice President, Group Pensions

              Donald P. Sullivan, Jr.   Vice President
              Peggy L. Coppola          Vice President

              Earl C. Harry             Second Vice President and Treasurer
              Robert E. Broatch         Director
              Thomas G. Sorell          Executive Vice President and Chief
                                        Investment Officer

Item 26.          Persons Controlled by or under Common Control with Registrant


      The following entities at the left margin set forth the entities directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), the parent company of GIAC, the Registrant's depositor, as of March 31, 2003. Those entities which are indented under another entity is a subsidiary of that entity and, therefore, an indirect subsidiary of Guardian Life:


                                         State of                  Percent of
                                       Incorporation           Voting Securities
         Name                         or Organization                Owned
         ----                         ---------------          -----------------

The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.
    Guardian Investor Services LLC        New York                    100%
    Guardian Baillie Gifford Limited      Scotland                     51%
    Park Avenue Securities LLC            Delaware                    100%
      PAS Insurance Agency of
        Alabama, Inc.                     Alabama                     100%
      PAS Insurance Agency of
        Massachusetts, Inc.               Massachusetts               100%
      PAS Insurance Agency of
        Hawaii, Inc.                      Hawaii                      100%
Berkshire Life Insurance Company
  of America                              Massachusetts               100%

  Berkshire Equity Sales, Inc.            Massachusetts               100%


Guardian Trust Company, FSB               Federal Savings
                                          Bank                        100%

Fiduciary Insurance Company
  of America                              New York                    100%

Park Avenue Life Insurance Company        Delaware                    100%
  Family Service Life
    Insurance Company                     Texas                       100%
    Sentinel American Life
      Insurance Company                   Texas                       100%


Managed Dental Care, Inc.                 California                  100%

Private Healthcare Systems, Inc.          Delaware                     25% of
                                                                      Class A
                                                                      14.75% of
                                                                      Class B

First Commonwealth, Inc.                  Delaware                    100%

  First Commonwealth Limited Health       Illinois                    100%
    Services Corporation
  First Commonwealth Limited Health       Wisconsin                   100%
    Services Corporation
  First Commonwealth of Illinois, Inc.    Illinois                    100%
  First Commonwealth Reinsurance Company  Arizona                     100%
  First Commonwealth of Missouri, Inc.    Missouri                    100%
  First Commonwealth Limited Health       Michigan                    100%
    Service Corporation of Michigan
  Smileage Dental Services, Inc.          Wisconsin                   100%
  First Commonwealth Insurance Company    Illinois                    100%

  First Commonwealth Health Services
    Corporation                           Illinois                    n/a


Guardian Hanover Corporation              New York                    100%




Managed DentalGuard, Inc.                 New Jersey                  100%

Managed DentalGuard, Inc.                 Texas                       100%


Innovative Underwriters, Inc.             New Jersey                  100%


Innovative Underwriters, Inc.             Hawaii                      100%



The Guardian Tax-Exempt Fund              Massachusetts                85.73%
The Guardian Baillie Gifford              Massachusetts                47.52%
  International Fund
The Guardian Investment Quality           Massachusetts                27.36%
  Bond Fund


Baillie Gifford International Fund        Maryland                     10.16%
The Guardian Park Avenue Small Cap Fund   Massachusetts                26.36%
The Guardian Baillie Gifford              Massachusetts                57.65%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts                81.83%
The Guardian Small Cap Stock Fund         Maryland                     68.74%
The Guardian VC Asset Allocation Fund     Maryland                     59.67%
The Guardian VC 500 Index Fund            Maryland                     59.03%
The Guardian VC High Yield Bond Fund      Maryland                     61.24%
The Guardian S&P 500 Index Fund           Massachusetts                12.94%
The Guardian Park Avenue Fund             Massachusetts                12.78%


Corporate Financial Services Inc.         Pennsylvania                100%


The Guardian UBS Large Cap Value Fund     Massachusetts                99.84%
The Guardian UBS Small Cap Value Fund     Massachusetts                99.76%
The Guardian UBS VC Large Cap
  Value Fund                              Maryland                     99.79%
The Guardian UBS VC Small Cap
  Value Fund                              Maryland                     99.63%



      The following list sets forth the entities directly controlled by GIAC for the benefit of various contractholders and, thus, indirectly controlled by Guardian Life, as of March 31, 2003:


                                                                 Approximate
                                           Place of         Percentage of Voting
                                        Incorporation         Securities Owned
         Name                          or Organization             by GIAC
         ----                          ---------------      --------------------
The Guardian Cash Fund, Inc.               Maryland                 100%
The Guardian Bond Fund, Inc.               Maryland                 100%
The Guardian Variable Contract
  Funds, Inc.                              Maryland                 100%
GIAC Funds, Inc.                           Maryland                 100%

Item 27. Number of Contract owners


         Type of Contract                 As of February 28, 2003
         ----------------                 -----------------------

         Non-Qualified ..............            10,254
         Qualified ..................            28,008

                 Total ..............            38,262

Item 28.          Indemnification

      The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person's capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

      No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director's duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriters


                  (a) Guardian Investor Services LLC ("GIS") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following six series: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian VC 500 Index Fund, The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following twelve series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian S&P 500 Index Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund; and The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund; GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GIS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.


                  (b) The following is a list of each director and principal officer of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

                  Name                           Position(s) with GIS
                  ----                           --------------------
                  Bruce C. Long                  President and Director
                  Gary B. Lenderink              Director
                  Armand M. dePalo               Director

                  Frank L. Pepe                  Senior Vice President and
                                                   Controller
                  Richard T. Potter, Jr.         Vice President and Counsel

                  Donald P. Sullivan, Jr.        Senior Vice President
                  Joseph A. Caruso               Senior Vice President,
                                                 Corporate Secretary and
                                                   Director
                  Peggy L. Coppola               Senior Vice President

                  William D. Ford                Vice President and National
                                                   Accounts Director

                  Keith E. Roddy                 Senior Vice President and
                                                   National Sales Director

                  Peter M. Quinn                 Vice President

                  Dennis J. Manning              Director
                  Robert E. Broatch              Director

                  Earl C. Harry                  Treasurer

                  Thomas G. Sorell               Executive Vice President and
                                                   Chief Investment Officer


                  (c) GIS, as the principal underwriter of the Registrant's variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year:

Net Underwriting       Compensation on
 Discounts and          Redemption or       Brokerage
  Commissions           Annuitization      Commissions         Compensation
----------------       ---------------     -----------         ------------
      N/A                    N/A               N/A                  N/A

Item 30.          Location of Accounts and Records

                  Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.          Management Services

                  None.

Item 32.          Undertakings

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account E, certifies that it meets all of its requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 30th of April, 2003.


                                            The Guardian Separate Account E
                                            (Registrant)

                                            By: THE GUARDIAN INSURANCE & ANNUITY
                                                   COMPANY, INC.
                                                   (Depositor)


                                            By: /s/ Bruce C. Long
                                                --------------------------------
                                                Bruce C. Long
                                                Executive Vice President

          As required by the Securities Act of 1933, this Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.


/s/ Dennis J. Manning*                      Chairman, Chief Executive
-----------------------------------           Officer and Director
Dennis J. Manning
(Principal Executive Officer)


/s/ Frank J. Jones*                         Executive Vice President, Chief
-----------------------------------           Investment Officer and Director
Frank J. Jones
(Principal Financial Officer)

/s/ Frank L. Pepe                           Vice President and Controller
-----------------------------------
Frank L. Pepe
(Principal Accounting Officer)

/s/ Bruce C. Long                           Executive Vice President
-----------------------------------           and Director
Bruce C. Long

/s/ Armand M. dePalo*                       Director
-----------------------------------
Armand M. dePalo




                                            Director
-----------------------------------
Robert E. Broatch


/s/ Edward K. Kane*                         Executive Vice President
-----------------------------------           and Director
Edward K. Kane

/s/ Joseph A. Caruso*                       Director, Senior Vice President and
-----------------------------------           Corporate Secretary
Joseph A. Caruso

/s/ Gary B. Lenderink*                      Director
-----------------------------------
Gary B. Lenderink

By /s/ Bruce C. Long                        Date: April 30, 2003
   --------------------------------
           Bruce C. Long
     Executive Vice President
*  Pursuant to a Power of Attorney

                                  Exhibit Index

Number      Description
------      -----------

10(a)       Consent of PricewaterhouseCoopers LLP